UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2021

Date of reporting period:	August 31, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Annual Report
August 31, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Blue Chip Fund (unaudited) 3
Bond Market Index Fund (unaudited) 4
Diversified Real Asset Fund (unaudited) 6
Edge MidCap Fund (unaudited) 8
Global Multi-Strategy Fund (unaudited) 9
International Equity Index Fund (unaudited) 10
International Small Company Fund (unaudited) 11
Opportunistic Municipal Fund (unaudited) 12
Origin Emerging Markets Fund (unaudited) 13
Small-MidCap Dividend Income Fund (unaudited) 14
Small-MidCap Growth Fund (unaudited) 15
Spectrum Preferred and Capital Securities Income Fund (unaudited) 16
Financial Statements 18
Notes to Financial Statements 47
Schedules of Investments 74
Financial Highlights (includes performance information) 182
Report of Independent Registered Public Accounting Firm 208
Shareholder Expense Example 210
Supplemental Information 212

Economic & Financial Market Review
The major theme for the past twelve months is the global economic recovery from the COVID-19 related shocks. U.S. real GDP grew at an average quarter-over-quarter annualized rate of 12.8% in the last four quarters after a 31.2% drop in 2Q 2020 and the growth rate is expected to remain strong in the coming quarters. Germany and Japan GDP also recovered sharply after it bottomed in 2Q 2020. China GDP grew at a slower pace in the first half of 2021 compared to the second half of 2020 as policymakers adopted deleveraging measures and tightened regulations towards various business sectors. Economic recovery in emerging markets has been generally slower than developed markets due to slow vaccination progress and renewed restrictions related to the delta strain. Global manufacturing Purchasing Manager’ Index (PMI)
remained above 50 in the last twelve months (a number above 50 means manufacturing activity is expanding and number below 50 indicates contraction), and the latest reading as of August 2021 is 56. Of the countries tracked, 92% showed PMIs higher than 50. GDP-weighted developed markets PMI is 59.1, much higher than 50.7 of emerging markets. The strong global recovery was helped by extraordinarily easy financial conditions. Major central banks around the globe maintained low policy rates and ample liquidity throughout this crisis and the following recovery period.
Strong but desynchronized growth has created a demand-supply gap in global goods which pushed inflation higher during the last twelve months. Global inflation increased from 1.6% in August 2020 to 3.1% in July 2021. Considering low vaccination progress compounded by a more contagious strain of COVID-19 spreading in a lot of export-oriented countries, supply bottlenecks could persist a little longer, adding upward pressure on inflation. Fueled by global demand recovery, commodity prices represented by S&P GSCI total return index increased by
44% during the last twelve months. Copper recovered from 6682 to 9525 USD/MT and Nymex crude oil rose from 42.6 to 68.5 USD/Barrel.
As of August 2021, global earnings have recovered to pre-crisis levels as the two-year compounded growth rate turned positive. Compared to the same time last year, MSCI All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) grew by 56% as of
August 2021. MSCI World ex USA Index experienced bigger losses in earnings (TTM EPS down -51% as of August 2020) but exhibited faster recovery with a 118% increase during the last twelve months. MSCI U.S. trailing 12 months EPS grew by 33% year-over-year, helped by a strong recovery in small-cap and mid-cap companies. Technology stocks earnings were the most resilient, with decent growth during recovery phase (38% yoy as of August 2021) after marginal decline as of August 2020 (NASDAQ TTM EPS -3% yoy). MSCI Emerging
Markets (EM) trailing 12 months EPS increased by 49% compared to same time last year.
Global equities outperformed global fixed income over the last twelve months. In USD terms, MSCI ACWI recorded 29% gains year-over-
year while Bloomberg Global Aggregate Corporate Index delivered 2% returns. Within equities, developed market outperformed emerging markets by 9% and U.S. outperformed developed market ex US by 5%. Within U.S., small and mid-cap outperformed large-cap and value outperformed growth. Bloomberg US Treasury delivered 2% loss as U.S. 10-year treasury yield rising from 70bps (basis points) to 131bps.
Global high yield bonds beat global investment corporate bonds and global treasury bonds by 6% and 9% respectively.
*Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of August 31, 2021.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 3.75%
for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and Capital Securities
Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company Fund, Origin Emerging Markets Fund,
and Small-MidCap Dividend Income Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first
12 months; Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class
R shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies, as well as companies with medium market capitalizations.
The Blue Chip Fund’s performance was helped by positive company selection, especially in the Financial and Health Care sectors. Sector allocation also contributed positively, benefiting most from a relatively larger weight in the Communication Services sector. The largest contributor was Alphabet, the parent company of Google and YouTube. Alphabet’s core businesses continue to grow at an impressive rate and the company’s leadership remains willing to make smart long-term investments. The next largest contributor was Microsoft, whose strength continues to be its enterprise business. CEO Satya Nadella has positioned Microsoft for the future, with key investments in its fast-growing commercial cloud business. Another contributor was Brookfield Asset Management, an owner and operator of real asset-based businesses.
The largest detractor from performance was Amazon, which had performance slightly better than flat over the period but trailed the broader market. The company continues to pursue long-term opportunities, benefiting from its scale and inventive culture. The next largest detractor was Mastercard, one of the leading global payments companies that benefits from significant network effects. The company is positioned well in fast-growing markets outside the United States. salesforce.com was another detractor over the period. Founded in 1999 by
CEO Marc Benioff, salesforce.com is a cloud software provider with a market-leading customer relationship management (CRM) solution.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 30.18% 25.02% 20.07% 9/30/13 6/14/12
Including Sales Charge 23.02% 23.61% 19.34%
Class C Shares Excluding Sales Charge 29.26% 24.08% 19.17% 9/30/13 6/14/12
Including Sales Charge 28.26% 24.08% 19.17%
Class J Shares Excluding Sales Charge 30.38% 25.14% 20.29% 9/11/17 6/14/12
Including Sales Charge 29.38% 25.14% 20.29%
Institutional Shares 30.51% 25.44% 20.64% 6/14/12 –
R-3 Shares 29.94% 24.82% 20.00% 3/29/16 6/14/12
R-4 Shares 30.18% 25.05% 20.23% 3/29/16 6/14/12
R-5 Shares 30.29% 25.20% 20.37% 3/29/16 6/14/12
R-6 Shares 30.66% 25.53% 20.65% 1/3/17 6/14/12
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Bond Market Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "index")
at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
During the most recently completed fiscal year ending August 31, 2021, the portfolio performed in line with the benchmark during the past twelve months. The top contributors to performance included security specific impacts within mortgage-backed securities, security specific impacts within U.S. treasury securities, and slightly short duration position relative to the benchmark as interest rates increased.
The top detractors from performance for the fiscal year included lower allocation compared to benchmark weight to commercial mortgage-
backed securities, slightly higher allocation compared to index weight to U.S. Treasury securities, and slightly lower allocation compared to index weight to investment grade corporate bonds.
Value of a $10,000 Investment* August 31, 2011 - August 31, 2021
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -0.44% 2.45% 2.38% 3/16/10
Including Sales Charge -1.28% 2.45% 2.38%
Institutional Shares -0.18% 2.89% 2.99% 12/30/09
R-1 Shares -1.02% 2.00% 1.98% 12/30/09
R-3 Shares -0.84% 2.30% 2.29% 12/30/09
R-4 Shares -0.51% 2.56% 2.52% 12/30/09
R-5 Shares -0.44% 2.63% 2.61% 12/30/09

Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc.; ClearBridge Investments (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware
Investments Fund Advisers; Newton Investment Management North America LLC; Nuveen Asset Management LLC; Pictet Asset Management SA; Principal Real Estate
Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a long-term total return in excess of inflation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources and timber, commodities, real estate, inflation-
indexed bonds, and floating rate debt. Derivatives are utilized in two sleeves within the Diversified Real Asset Fund: the commodity sleeve sub-advised by Credit Suisse Asset Management and the Treasury Inflation-Protected Securities sleeve sub-advised by BlackRock Financial
Management. Credit Suisse utilizes a variety of commodity derivatives including futures, swaps, options, and commodity-linked notes.
BlackRock utilizes currency and interest rate derivatives including foreign currency contracts, interest rate futures, interest rate swaps, inflation swaps, and interest rate options. Foreign currency contracts are used to manage currency exposure for non-U.S. positions. The interest rate and inflation futures, swaps, and options are used to express breakeven trades.
The Diversified Real Asset Fund (DRA) I-shares returned 22.18% for the year ending August 31, 2021. The fund outperformed the strategic index, which returned 20.94% for the year. During the year all three factors of manager performance, asset allocation, and style selection were positive contributors. Manager performance was a primary driver of outperformance, with strong security selection within real return, specifically in Nuveen’s floating rate securities sleeve. In addition, very strong manager performance from both Clearbridge and Delaware contributed in the infrastructure bucket of the portfolio. Clearbridge had excellent security selection within electric utilities while also having strong contributions from its out of index exposure to independent power and renewable electricity producers. The majority of Delaware’s outperformance came within utilities. Their overweight to gas utilities and security selection within water and multi-utilities led to the outperformance versus the broader global infrastructure index. Asset allocation contributed to DRA’s relative performance, benefiting from the portfolio’s overweight to natural resources and commodities along with the underweight to real return. Within natural resources the recovery in manufacturing and industrial production spurred demand especially for base metals and energy. Energy prices recovered during the past year to be at or near pre-pandemic levels. Within commodities, the portfolio’s overweight is driven by the improving fundamental backdrop in all commodity sectors, including energy, metals, and agriculture. Real return and treasury inflation-protected securities (TIPS)
specifically continue to play an important role in balancing the risk profile of the portfolio, but in the past year, the portfolio management team has found more attractive opportunities in other asset classes, leading to an underweight in real return.
Style selection was a significant contributor over the past year. DRA’s allocation to global water contributed within the infrastructure bucket.
Water stocks outperformed broader global infrastructure stocks. The stability of cashflow in water equities, and superior growth relative to other utilities, have continued to support the allocation to the global water sleeve.
Value of a $10,000 Investment* August 31, 2011 - August 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 21.79% 6.01% 3.29% 3/16/10 –
Including Sales Charge 17.26% 5.21% 2.90%
Institutional Shares 22.18% 6.42% 3.69% 3/16/10 –
R-3 Shares 21.47% 5.85% 3.15% 3/29/16 3/16/10
R-4 Shares 21.79% 6.07% 3.35% 3/29/16 3/16/10
R-5 Shares 21.99% 6.21% 3.48% 3/29/16 3/16/10
R-6 Shares 22.14% 6.45% 3.70% 12/31/14 3/16/10

Diversified Real Asset Fund
There were only three sleeves that detracted versus the strategic index during the past year: Global Real Estate, Commodities, and commercial mortgage-backed securities (CMBS). The global real estate sleeve detracted through asset allocation from the portfolio’s underweight to real estate primarily during the first quarter 2021. The sleeve also detracted through manager performance, which was caused by Principal Real
Estate Investor’s underweight and security selection within the retail real estate investment trust (REIT) sector, as retail REITS were one of the highest performing REIT sectors during the past year. Commodities also detracted from a manager performance perspective; Credit
Suisse’s underperformance was driven primarily by underweight allocations in both the livestock and energy sectors. From a style selection standpoint, the portfolio’s allocation to the short-duration, AAA-rated CMBS sleeve underperformed TIPS during the past year.
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.
*** The Fund uses a blended benchmark, Diversified Real Asset Strategic Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Real Asset Strategic Index is composed of 35% Bloomberg Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index
NTR, 20% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Index NTR.

Edge MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
YETI Holdings, Inc. (YETI) outperformed as the company posted strong results, beating expectations across its coolers and drinkware categories.  Additionally, the company has been able to successfully grow its more profitable direct to consumer channel. Avery Dennison
Corporation (AVY) outperformed after beating expectations across all three segments due to strong demand for its labels and RFID products.
The company also raised its 2020 guidance and increased its dividend during the past year. Cimarex Energy Company (XEC) outperformed as the energy sector benefited from improving sentiment as gas prices increase and the economy reopens. The company continued to achieve strong free cash flow generation and productivity gains.
Black Knight, Inc. (BKI) lagged as the company’s 2021 guidance was slightly below investor’s expectations due to slower software growth.
CyrusOne, Inc. (CONE) detracted from results as results were lighter than expected and investors embraced REITS that were more levered to an economic reopening in light of positive vaccine news. Teleflex Incorporated (TFX) detracted from results due to concerns about soft sales in its Urolift product and increasing competition.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 32.16% 1 3.11% 14.82% 12/31/18 9/28/15
Including Sales Charge 24.89% 11.85% 13.73%
Institutional Shares 32.55% 13.50% 15.22% 9/28/15 –
R-6 Shares 32.68% 13.73% 15.41% 1/3/17 9/28/15
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Gotham Asset Management, LLC; Graham Capital Management, L.P.; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Sound Point
Capital Management, LP; Wellington Management Company LLP; Westchester Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Derivatives are used by Global Multi-Strategy Fund’s subadvisors on both the long and short side of their portfolios to synthetically gain exposure or express a bearish view on securities or assets. In addition, derivatives are also used by GMS’s subadvisors for hedging purposes.
All ten sleeves in the GMS portfolio were positive for the 12-month period ending August 2021. The equity long/short sleeve sub-advised by
LA Capital was the top contributor with gains driven by exposure to companies with favorable analyst insight and higher quality companies.
Gains were partly offset by the sleeve’s underweight positioning in value stocks. The credit sleeve sub-advised by Loomis Sayles profited from exposure to securitized assets, high yield corporate bonds, and investment grade corporate bonds. Positions in sovereign debt and interest rate futures detracted from performance. The market neutral sleeve sub-advised by KLS was also among the top contributors, with gains driven by exposure to structured products, including CMBS, GSE credit, and CLOs. A credit position in Ligado Networks was among the top detractors. The equity long/short sleeve sub-advised by Wellington contributed positively with results driven by the US all cap, US small cap and Europe total return strategies. Losses in the beta management and options strategies detracted from performance. The equity long/short sleeve sub-advised by Gotham contributed with gains driven by long positions in the consumer discretionary and financials sectors. Gains were partly offset by losses on the short side in the consumer discretionary and industrials sectors. The emerging markets credit sleeve sub-advised by Finisterre contributed to performance with gains driven by positions in Tullow Oil, Ghana sovereign credit, Chinese government bonds, and Ukrainian sovereign credit. Exposures to Argentinian sovereign bonds, Colombian sovereign bonds and the Korean
Won detracted.
The macro sleeve sub-advised by Graham benefited from long positions in equity indices, agricultural commodities, and energy. Gains were partly offset by losses in fixed income, primarily driven by positions in the long end of the curve in the US and Europe. Precious metals and currencies also detracted. The event-driven sleeve sub-advised by York gained as long positions in Lamar Advertising, Twilio, and MongoDB contributed to performance. Long positions in Envestnet, Coupang, and JD.com were among the top detractors. The credit sleeve sub-advised by Sound Point contributed positively, as its largest positions in Southcross Energy and Ecobat performed well. 4L Technologies was also a top contributor. Detractors for the period were marginal.
Sound Point has been instructed to liquidate the portfolio and is currently managing the remaining small number of illiquid holdings. The event-driven sleeve sub-advised by Westchester gained slightly as arbitrage positions in Maxim Integrated/Analog Devices, Coherent/II-VI,
and Five9/Zoom benefited from spread tightening. Gains were offset by an arbitrage position in Kansas City Southern/Canadian Pacific
Railway. In terms of subadvisor additions/terminations, Westchester was added, while York was removed during the last 12 months.
Value of a $10,000 Investment* October 24, 2011 - August 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 8.71% 3.80% 3.41% 10/24/11 –
Including Sales Charge 4.60% 3.00% 3.01%
Institutional Shares 9.27% 4.22% 3.81% 10/24/11 –
R-6 Shares 9.37% 4.26% 3.82% 6/12/17 10/24/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Equity Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE NTR Index at the time of purchase. The index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the index.
During the 12 months ending in August 2021, the Principal International Equity Index Fund was in line with the MSCI EAFE NTR Index.
The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period as information technology and materials posted the best returns for the year. Banco Bilbao Vizcaya Argentaria, ASML Holding, and Glencore
contributed to fund performance for the twelve month period ending in August.
The utilities and consumer staples sectors were the weakest performers during the period. The a2 Milk Company, Atos, and TeamViewer detracted from fund performance for the twelve month period ending in August.
Value of a $10,000 Investment* August 31, 2011 - August 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Institutional Shares 26.03% 9.43% 7.04% 12/30/09 –
R-1 Shares 24.95% 8.48% 6.10% 12/30 /09 –
R-3 Shares 25.42% 8.81% 6.44% 12/30/09 –
R-4 Shares 25.56% 9.01% 6.64% 12/30/09 –
R-5 Shares 25.66% 9.15% 6.77% 12/30/09 –
R-6 Shares 26.14% 9.44% 7.01% 1/3/17 12/30/09
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Stock selection in Canada stood out as a key positive contributor to relative performance during the past 12-months. Canadian transportation holdings benefited from increased shipping volumes associated with the growing use of e-commerce. Additionally, Canadian metals and mining holdings performed well amid rising copper prices. Overall, stock selection within consumer staples and health care sectors stood out as key contributors to relative performance.
Stock selection in Europe and Japan detracted most strongly from relative performance during the period. In Europe, stock selection among
French insurance holdings detracted from relative performance while German media holdings also underperformed. Specifically, Japanese capital goods holdings underperformed amid lower-than-expected guidance related to the uncertainty of the trajectory of the economic recovery within the region. The industrials and information technology sectors were the largest negative contributors to relative performance.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Institutional Shares 28.27% 10.38% 7.10% 12/31/14 6/11/14
R-6 Shares 28.27% 10.50% 7.08% 1/3/17 6/11/14
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, which discontinued operations on February 23, 2021, adjusted for the fees and expenses of the share class shown.

Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities ("Agency Securities")
and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Allocation to NuStar Logistics, Florida Brightline Rail, and Mohegan Tribal Finance Authority contributed.
Allocation to Oregon Red Rock Biofuels, Ohio FirstEnergy Solutions, and Chicago Board of Education detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2021
1-Year 5-Year Since Inception Incepti on Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 10.43% 4.88% 5.63% 6/14/12 –
Including Sales Charge 6.26% 4.09% 5.20%
Institutional Shares 10.73% 5.19% 5.83% 3/10/15 6/14/12
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
During the past fiscal year the Fund experienced a period of strong absolute returns with the Fund lagging its benchmark index. Positive stock selection in Taiwan was helpful, while negative stock selection in both China and Korea more than offset the Taiwanese gains.
Looking at sectors, poor performance from Chinese healthcare stocks and from raw materials companies in general weighed on performance.
Cement companies in particular showed weakness. In contrast, our higher than average exposure to strongly performing semiconductor names was helpful.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2021
1-Year 5-Y ear Since Inception Inception Date
Class A Shares Excluding Sales Charge 14.95% 10.03% 6.08% 1/23/15
Including Sales Charge 8.62% 8.79% 5.17%
Institutional Shares 15.42% 10.53% 6.26% 1/23/15
R-6 Shares 15.61% 10.61% 6.32% 1/23/15

Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts.
East West Bancorp, Inc. (EWBC) outperformed as banks continued to surge due to positive vaccine developments and anticipation of an economic recovery. The company also beat earnings expectations due to strong commercial & industrial loan growth, reduced credit provisions and record residential mortgage originations. Assured Guaranty Ltd. (AGO) contributed to relative performance as additional clarity around the restructuring of the company’s Puerto Rican book of business. Bank OZK (OZK) also benefited from bank enthusiasm.
Bank OZK also posted strong results, benefiting from lower early pre-payments and strong real estate origination trends.
James River Group Holdings Ltd (JRVR) detracted from results. The company took a reserve for its Uber business and raised equity during the year. CyrusOne, Inc. (CONE) detracted from results as results were lighter than expected and investors embraced REITS that were more levered to an economic reopening in light of positive vaccine news. Energizer Holdings, Inc. (ENR) detracted despite robust sales growth and a significant earnings beat as investors focused on difficult upcoming comparisons and the impact that higher inflation and transportation costs could have on gross margins.
Value of a $10,000 Investment* August 31, 2011 - August 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 4 4.42% 8.46% 11.40% 6/6/11 –
Including Sales Charge 36.52% 7.24% 10.77%
Class C Shares Excluding Sales Charge 43.44% 7.67% 10.63% 6/14/12 6/6/11
Including Sales Charge 42.44% 7.67% 10.63%
Institutional Shares 44.89% 8.77% 11.78% 6/6/11 –
R-6 Shares 45.03% 8.87% 11.81% 1/3/17 6/6/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Small-MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small to medium market capitalizations at the time of purchase.
For this fund, companies with small to medium market capitalizations are those with market capitalizations within the range of companies in the Russell 2500 Growth Index.
Silicon Valley Bank (SVB), a strong contributor to performance, is a regional bank specifically targeting clients in the life sciences and technology industries. SVB benefitted from its differentiated business model as investments in technology continue to reach new highs across a wide variety of industries. Plug Power was another contributor and is a provider of hydrogen and fuel cell solutions for both industrial and commercial customers. Plug's expansion into Walmart and Amazon for warehouse material handling solutions is vastly superior to battery powered alternatives. In addition, Plug's power generation and transportation opportunities should drive future revenue growth. Nuance also performed well and is a leader in voice and language solutions including conversational artificial intelligence. Its shares appreciated when
Microsoft announced an acquisition to buy Nuance for a 20% premium.
Tandem, a manufacturer of insulin pumps, was a detractor to performance in the fiscal year. The stock underperformed due to concerns around competition from other insulin delivery systems, possibly reducing their potential share of new patients. Fox Factory was a negative contributor to performance as well. Fox is a manufacture of shock absorbers for the motorcycle and recreational off-road vehicle market.
While Fox was a positive contributor in calendar year 2020, profit taking at the beginning of the fiscal year resulted in slightly negative contribution. Haemonetics, specializing in blood plasma collection and related technologies, also detracted from performance. It declined after a key client surprisingly announced it would not renew a critical supply agreement.
Value of a $10,000 Investment* June 12, 2019 - August 31, 2021
1-Year Since Inception Inception Date
Institutional Shares 44.49% 38.86% 6/12/19

Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
The period began with the hybrid markets supported by ongoing bond purchases from the Fed helping to support overall financial conditions.
Nonetheless, the hybrid markets corrected in September to end a 5-month positive run and then corrected again before the US general elections. Markets appeared pleased with the prospects of an incoming Biden Administration as hybrids rallied over 3points after the election to close out 2020 at premiums. But the new year brought concern over inflation which led to a 16pt decline in the 30yr US treasury bond by March -- one of the swiftest quarterly declines in 3 decades. Credit spreads in the hybrid market tightened by 16bps during this decline helping to foster a softer landing for the junior subordinated sector. From this point, the Fed was determined to emphasize a “transitory”
inflation narrative to the bond market which triggered a significant reversal and rally in longer term treasuries as the force of bond buying squeezed the short sellers. Over the 12-month period, prices in the retail $25par market rose over 1pt, while institutional preferred securities rose over 3pts, and contingent convertible capital securities rose almost 3pts. Spreads were tighter across the board as significant new issue flow that was well received helped to drive enthusiasm for yield.
Factors that contributed to the Fund’s performance were significant overall demand for credit given investors’ confidence the economy’s recovery and its expected benefit from COVID-19 vaccinations and surging government spending. Yields for junior subordination declined
60-70bps and spreads tightened by 95-115bps. Among the credit contributors were the Fund’s 30% allocation to US bank additional tier1 securities contributed 215bps to return compared to 219bps for the benchmark (a 25% allocation); the 26% allocation to additional tier1 of non-US banks contributed 195bps compared to 1bp for the benchmark (a 1% allocation) and the 18% allocation to insurance hybrids contributed 161bps compared to 69bps for the benchmark (a 12% allocation). Credit detractors from the fund were less positive and included senior debt, baby bonds, and subordinated debt which contributed a sum of 2bps to return compared to 37bps for the benchmark.
Value of a $10,000 Investment* August 31, 2011 - August 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 7.32% 5.46% 6.60% 6/28/05 –
Including Sales Charge 3.31% 4.67% 6.20%
Class C Shares Excluding Sales Charge 6.58% 4.68% 5.97% 1/16/07 –
Including Sales Charge 5.58% 4.68% 5.97%
Class J Shares Excluding Sales Charge 7.50% 5.49% 6.55% 12/29/03 –
Including Sales Charge 6.50% 5.49% 6.55%
Institutional Shares 7.64% 5.74% 6.90% 5/1/02 –
R-1 Shares 6.75% 4.92% 6.04% 11/1/04 –
R-3 Shares 7.20% 5.25% 6.38% 6/1/04 –
R-4 Shares 7.31% 5.45% 6.58% 6/1/04 –
R-5 Shares 7.51% 5.57% 6.71% 6/1/04 –
R-6 Shares 7.64% 5.79% 6.88% 1/3/17 5/1/02
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 6,318,536 $ 847,215 $ 3,954,574
Investment in affiliated Funds--at cost ....................................................
$ 18,611 $ 77,789 $ 129,281
Foreign currency--at cost ..................................................................
$ – $ – $ 432
Assets
Investment in securities--at value  .......................................................... $ 11,070,565 $ 882,492
(b)
$ 4,301,936
(b)
Investment in affiliated Funds--at value ..................................................... 18,611 77,789 129,281
Foreign currency--at value .................................................................. – – 435
Cash ......................................................................................... – – 12,741
Deposits with counterparty .................................................................. – – 4,107
Receivables:
Dividends and interest ................................................................. 3,880 3,744 10,149
Expense reimbursement from Manager ............................................... 366 11 320
Expense reimbursement from Distributor ............................................. 4 – –
Foreign currency contracts ........................................................... – – 522
Fund shares sold ....................................................................... 11,639 917 8,401
Investment securities sold ............................................................. 19,853 15,096 22,775
Unrealized gain on unfunded commitments .......................................... – – 237
Variation margin on futures ........................................................... – – 8,164
Variation margin on swaps ............................................................ – – 482
Prepaid directors' expenses .................................................................. – 4 –
Total Assets   11,124,918 980,053 4,499,550
Liabilities
Accrued management and investment advisory fees ........................................ 5,382 106 2,948
Accrued administrative service fees ........................................................ 1 1 –
Accrued distribution fees .................................................................... 602 8 17
Accrued service fees ........................................................................ 6 7 –
Accrued transfer agent fees ................................................................. 701 28 429
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 22 – 5
Accrued professional fees ................................................................... 20 30 108
Accrued other expenses ..................................................................... 109 12 167
Cash overdraft ............................................................................... 845 – –
Deposits from counterparty ................................................................. – – 610
Payables:
Foreign currency contracts ............................................................ – – 343
Fund shares redeemed ................................................................. 17,411 74 972
Investment securities purchased ...................................................... 37,391 78,185 88,638
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 2,303 ) ... – – 1,801
Unrealized loss on unfunded commitments ........................................... – – 1
Variation margin on futures ........................................................... – – 5,255
Variation margin on swaps ............................................................ – – 552
Collateral obligation on securities loaned, at value ......................................... – 3,247 13,851
Total Liabilities
62,491 81,698 115,697
Net Assets Applicable to Outstanding Shares ............................................
$ 11,062,427 $ 898,355 $ 4,383,853
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,681,058 $ 851,923 $ 3,904,757
Total distributable earnings (accumulated loss) .............................................
5,381,369 46,432 479,096
Total Net Assets
$ 11,062,427 $ 898,355 $ 4,383,853

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,123,747 N/A $ 83,941
Shares Issued and Outstanding ........................................................ 26,384 6,206
Net Asset Value per share ............................................................. $ 42 .59
(c)
$ 13 .53
(c)
Maximum Offering Price ..............................................................
$ 45 .07 $ 14 .06
Class C : Net Assets .......................................................................... $ 411,694 N/A N/A
Shares Issued and Outstanding ........................................................ 10,316
Net Asset Value per share .............................................................
$ 39 .91
(c)
Class J : Net Assets .......................................................................... $ 221,942 $ 36,254 N/A
Shares Issued and Outstanding ........................................................ 5,134 3,667
Net Asset Value per share .............................................................
$ 43 .23
(c)
$ 9 .89
(c)
Institutional : Net Assets ..................................................................... $ 3,141,819 $ 831,018 $ 2,086,484
Shares Issued and Outstanding ........................................................ 72,208 82,109 154,153
Net Asset Value per share .............................................................
$ 43 .51 $ 10 .12 $ 13 .54
R-1 : Net Assets .............................................................................. N/A $ 1,148 N/A
Shares Issued and Outstanding ........................................................ 116
Net Asset Value per share .............................................................
$ 9 .89
R-3 : Net Assets .............................................................................. $ 11,204 $ 11,264 $ 225
Shares Issued and Outstanding ........................................................ 264 1,142 17
Net Asset Value per share .............................................................
$ 42 .51 $ 9 .86 $ 13 .43
R-4 : Net Assets .............................................................................. $ 5,608 $ 4,099 $ 14
Shares Issued and Outstanding ........................................................ 130 411 1
Net Asset Value per share .............................................................
$ 42 .89 $ 9 .97 $ 13 .50
R-5 : Net Assets .............................................................................. $ 12,383 $ 14,572 $ 38
Shares Issued and Outstanding ........................................................ 287 1,466 3
Net Asset Value per share .............................................................
$ 43 .20 $ 9 .94 $ 13 .51
R-6 : Net Assets .............................................................................. $ 6,134,030 N/A $ 2,213,151
Shares Issued and Outstanding ........................................................ 140,544 163,542
Net Asset Value per share .............................................................
$ 43 .64 $ 13 .53
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 407,213 $ 411,432 $ 945,322
Investment in affiliated Funds--at cost ....................................................
$ 12,944 $ 93,359 $ 10,018
Foreign currency--at cost ..................................................................
$ – $ 806 $ –
Assets
Investment in securities--at value  .......................................................... $ 571,805 $ 444,759 $ 1,243,909
(b)
Investment in affiliated Funds--at value ..................................................... 12,944 93,359 10,018
Foreign currency--at value .................................................................. – 797 –
Cash ......................................................................................... – 995 –
Deposits with counterparty .................................................................. – 95,067 115
Receivables:
Dividends and interest ................................................................. 736 2,475 5,563
Expense reimbursement from Manager ............................................... 34 58 9
Foreign currency contracts ........................................................... – 1,272 –
Fund shares sold ....................................................................... 303 712 300
Investment securities sold ............................................................. – 4,022 5,119
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 168 –
Variation margin on futures ........................................................... – 441 –
Variation margin on swaps ............................................................ – 19 –
Prepaid directors' expenses .................................................................. 2 2 –
Total Assets   585,824 644,146 1,265,033
Liabilities
Accrued management and investment advisory fees ........................................ 344 761 264
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 4 8 5
Accrued service fees ........................................................................ – – 10
Accrued transfer agent fees ................................................................. 24 51 10
Accrued directors' expenses ................................................................. – – 2
Accrued professional fees ................................................................... 20 157 54
Accrued other expenses ..................................................................... 11 70 321
Cash overdraft ............................................................................... – – 1,389
Payables:
Dividends and interest on securities sold short ....................................... – 93 –
Foreign currency contracts ............................................................ – 2,052 –
Fund shares redeemed ................................................................. 423 197 382
Investment securities purchased ...................................................... – 3,052 4,013
Options and swaptions contracts written  (premiums received $ 0 , $ 593 and $ 0 ) ..... – 420 –
Short sales (proceeds received $ 0 , $ 67,241 and $ 0 ) .................................. – 71,884 –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – 621 –
Unrealized loss on unfunded commitments ........................................... – 27 –
Variation margin on futures ........................................................... – 1,043 2
Variation margin on swaps ............................................................ – 8 –
Collateral obligation on securities loaned, at value ......................................... – – 10,500
Total Liabilities
826 80,444 16,953
Net Assets Applicable to Outstanding Shares ............................................
$ 584,998 $ 563,702 $ 1,248,080
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 286,737 $ 526,596 $ 916,765
Total distributable earnings (accumulated loss) .............................................
298,261 37,106 331,315
Total Net Assets
$ 584,998 $ 563,702 $ 1,248,080

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 21,225 $ 39,485 N/A
Shares Issued and Outstanding ........................................................ 1,141 3,354
Net Asset Value per share ............................................................. $ 18 .61
(c)
$ 11 .77
(c)
Maximum Offering Price ..............................................................
$ 19 .69 $ 12 .23
Institutional : Net Assets ..................................................................... $ 112,703 $ 351,188 $ 50,246
Shares Issued and Outstanding ........................................................ 6,025 29,352 4,055
Net Asset Value per share .............................................................
$ 18 .71 $ 11 .96 $ 12 .39
R-1 : Net Assets .............................................................................. N/A N/A $ 491
Shares Issued and Outstanding ........................................................ 42
Net Asset Value per share .............................................................
$ 11 .97
R-3 : Net Assets .............................................................................. N/A N/A $ 16,698
Shares Issued and Outstanding ........................................................ 1,377
Net Asset Value per share .............................................................
$ 12 .13
R-4 : Net Assets .............................................................................. N/A N/A $ 10,509
Shares Issued and Outstanding ........................................................ 856
Net Asset Value per share .............................................................
$ 12 .27
R-5 : Net Assets .............................................................................. N/A N/A $ 18,863
Shares Issued and Outstanding ........................................................ 1,532
Net Asset Value per share .............................................................
$ 12 .31
R-6 : Net Assets .............................................................................. $ 451,070 $ 173,029 $ 1,151,273
Shares Issued and Outstanding ........................................................ 24,018 14,464 92,871
Net Asset Value per share .............................................................
$ 18 .78 $ 11 .96 $ 12 .40
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 924,652 $ 170,477 $ 3,521,392
Investment in affiliated Funds--at cost ....................................................
$ 36,399 $ – $ 88,192
Foreign currency--at cost ..................................................................
$ 4,710 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,172,877
(a)
$ 183,006 $ 3,806,459
(a)
Investment in affiliated Funds--at value ..................................................... 36,399 – 88,192
Foreign currency--at value .................................................................. 4,705 – –
Cash ......................................................................................... – 2,906 166
Receivables:
Dividends and interest ................................................................. 3,137 1,783 8,210
Expense reimbursement from Manager ............................................... – 14 4
Fund shares sold ....................................................................... 259 1,134 431
Investment securities sold ............................................................. 4,483 1,159 400
Prepaid expenses ............................................................................

Total Assets   1,221,860 190,003 3,903,862
Liabilities
Accrued management and investment advisory fees ........................................ 1,024 74 3,269
Accrued distribution fees .................................................................... – 12 2
Accrued transfer agent fees ................................................................. 13 31 25
Accrued directors' expenses ................................................................. 1 – 11
Accrued professional fees ................................................................... 38 37 28
Accrued foreign tax ......................................................................... – – 7,413
Accrued other expenses ..................................................................... 86 – 224
Cash overdraft ............................................................................... – – 31
Payables:
Dividends payable ..................................................................... – 438 –
Expense reimbursement to Manager .................................................. 16 – –
Fund shares redeemed ................................................................. 812 290 1,819
Interest expense and fees payable ..................................................... – 14 –
Investment securities purchased ...................................................... 13,398 5,940 –
Collateral obligation on securities loaned, at value ......................................... 24,946 – 27,304
Floating rate notes issued ...................................................................
– 7,691 –
Total Liabilities
40,334 14,527 40,126
Net Assets Applicable to Outstanding Shares ............................................
$ 1,181,526 $ 175,476 $ 3,863,736
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 878,567 $ 163,759 $ 3,464,091
Total distributable earnings (accumulated loss) .............................................
302,959 11,717 399,645
Total Net Assets
$ 1,181,526 $ 175,476 $ 3,863,736
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 300,000 800,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 59,266 $ 9,524
Shares Issued and Outstanding ........................................................ 5,060 673
Net Asset Value per share ............................................................. $ 11 .71
(b)
$ 14 .16
(b)
Maximum Offering Price ..............................................................
$ 12 .17 $ 14 .98
Institutional : Net Assets ..................................................................... $ 94,066 $ 116,210 $ 124,727
Shares Issued and Outstanding ........................................................ 6,985 9,917 8,939
Net Asset Value per share .............................................................
$ 13 .47 $ 11 .72 $ 13 .95
R-6 : Net Assets .............................................................................. $ 1,087,460 N/A $ 3,729,485
Shares Issued and Outstanding ........................................................ 80,255 266,698
Net Asset Value per share .............................................................
$ 13 .55 $ 13 .98
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 719,583 $ 9,141 $ 7,522,035
Investment in affiliated Funds--at cost ....................................................
$ 12,632 $ 260 $ 230,734
Foreign currency--at cost ..................................................................
$ 4 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,100,238 $ 11,273 $ 8,157,995
(a)
Investment in affiliated Funds--at value ..................................................... 12,632 260 230,734
Foreign currency--at value .................................................................. 4 – –
Deposits with counterparty .................................................................. – – 5,270
Receivables:
Dividends and interest ................................................................. 1,678 1 100,569
Expense reimbursement from Manager ............................................... 45 3 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 376 – 16,210
Investment securities sold ............................................................. 2,343 – 3,556
Variation margin on futures ........................................................... – – 659
Prepaid directors' expenses .................................................................. 2 – –
Total Assets   1,117,318 11,537 8,514,994
Liabilities
Accrued management and investment advisory fees ........................................ 732 7 4,908
Accrued distribution fees .................................................................... 91 – 431
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 66 – 1,033
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. – – 3
Accrued professional fees ................................................................... 23 20 32
Accrued other expenses ..................................................................... 32 1 150
Payables:
Fund shares redeemed ................................................................. 1,815 – 3,708
Investment securities purchased ...................................................... 1,801 20 110
Variation margin on futures ........................................................... – – 47
Collateral obligation on securities loaned, at value ......................................... – – 47,110
Total Liabilities
4,560 48 57,535
Net Assets Applicable to Outstanding Shares ............................................
$ 1,112,758 $ 11,489 $ 8,457,459
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 750,252 $ 6,582 $ 7,884,098
Total distributable earnings (accumulated loss) .............................................
362,506 4,907 573,361
Total Net Assets
$ 1,112,758 $ 11,489 $ 8,457,459

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 148,411 N/A $ 971,310
Shares Issued and Outstanding ........................................................ 8,723 91,256
Net Asset Value per share ............................................................. $ 17 .01
(b)
$ 10 .64
(b)
Maximum Offering Price ..............................................................
$ 18 .00 $ 11 .05
Class C : Net Assets .......................................................................... $ 69,017 N/A $ 256,799
Shares Issued and Outstanding ........................................................ 4,105 24,138
Net Asset Value per share .............................................................
$ 16 .81
(b)
$ 10 .64
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 42,288
Shares Issued and Outstanding ........................................................ 4,100
Net Asset Value per share .............................................................
$ 10 .32
(b)
Institutional : Net Assets ..................................................................... $ 833,344 $ 11,489 $ 5,472,494
Shares Issued and Outstanding ........................................................ 48,692 600 518,268
Net Asset Value per share .............................................................
$ 17 .11 $ 19 .16 $ 10 .56
R-1 : Net Assets .............................................................................. N/A N/A $ 620
Shares Issued and Outstanding ........................................................ 59
Net Asset Value per share .............................................................
$ 10 .50
R-3 : Net Assets .............................................................................. N/A N/A $ 2,521
Shares Issued and Outstanding ........................................................ 241
Net Asset Value per share .............................................................
$ 10 .48
R-4 : Net Assets .............................................................................. N/A N/A $ 834
Shares Issued and Outstanding ........................................................ 80
Net Asset Value per share .............................................................
$ 10 .45
R-5 : Net Assets .............................................................................. N/A N/A $ 4,126
Shares Issued and Outstanding ........................................................ 393
Net Asset Value per share .............................................................
$ 10 .51
R-6 : Net Assets .............................................................................. $ 61,986 N/A $ 1,706,467
Shares Issued and Outstanding ........................................................ 3,604 161,681
Net Asset Value per share .............................................................
$ 17 .20 $ 10 .55
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
(a)
Diversified Real Asset
Fund
(b),(c)
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 38,843 $ 88 $ 60,910
Withholding tax .................................................................................. (1,242) – (3,798)
Interest ............................................................................................ 1 20,233 49,319
Securities lending - net ...........................................................................
3 26 379
Total Income 37,605 20,347 106,810
Expenses:
Management and investment advisory fees ...................................................... 53,203 1,489 29,866
Distribution f ees - Class A ....................................................................... 1,973 N/A 154
Distribution f ees - Class C ....................................................................... 3,502 N/A 50
Distribution f ees - Class J ........................................................................ 260 60 N/A
Distribution f ees - R-1 ........................................................................... N/A 5 N/A
Distribution f ees - R-2 ........................................................................... N/A 11 N/A
Distribution f ees - R-3 ........................................................................... 22 34 1
Distribution f ees - R-4 ........................................................................... 6 5 –
Administrative service fees - R-1 ................................................................ N/A 4 N/A
Administrative service fees - R-2 ................................................................ N/A 7 N/A
Administrative service fees - R-3 ................................................................ 6 10 –
Administrative service fees - R-4 ................................................................ 2 2 –
Administrative service fees - R-5 ................................................................ 1 1 –
Registration fees - Class A ....................................................................... 83 N/A 29
Registration fees - Class C ....................................................................... 30 N/A 8
Registration fees - Class J ........................................................................ 29 17 N/A
Registration fees - Institutional .................................................................. 49 8 44
Registration fees - R-6 ........................................................................... 83 N/A 97
Service fees - R-1 ................................................................................ N/A 3 N/A
Service fees - R-2 ................................................................................ N/A 9 N/A
Service fees - R-3 ................................................................................ 22 35 1
Service fees - R-4 ................................................................................ 14 14 –
Service fees - R-5 ................................................................................ 32 40 –
Shareholder reports - Class A .................................................................... 50 N/A 20
Shareholder reports - Class C .................................................................... 33 N/A 2
Shareholder reports - Class J ..................................................................... 15 5 N/A
Shareholder reports - Institutional ............................................................... 175 5 170
Shareholder reports - R-6 ........................................................................ 8 N/A 52
Transfer agent fees - Class A ..................................................................... 725 N/A 100
Transfer agent fees - Class C ..................................................................... 292 N/A 14
Transfer agent fees - Class J ..................................................................... 112 64 N/A
Transfer agent fees - Institutional ................................................................ 2,447 69 1,915
Chief compliance officer expenses ............................................................... 8 1 3
Custodian fees .................................................................................... 5 23 234
Directors' expenses ............................................................................... 164 21 72
Professional fees ................................................................................. 20 34 148
Other expenses ................................................................................... 136 11 48
Total Gross Expenses 63,507 1,987 33,028
Less: Reimbursement from Manager ............................................................ 3,864 160 1,854
Less: Reimbursement from Manager - Class A .................................................. – N/A 37
Less: Reimbursement from Manager - Class C .................................................. – N/A 15
Less: Reimbursement from Manager - Institutional ............................................. – – 813
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 36
Less: Reimbursement from Distributor - Class J ................................................ 40 9 N/A
Total Net Expenses 59,603 1,818 30,273
Net Investment Income (Loss) (21,998) 18,529 76,537

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
(a)
Diversified Real Asset
Fund
(b),(c)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 792,123 111,727 217,317
Foreign currency contracts ....................................................................... – – (75)
Foreign currency transactions .................................................................... – – (1,233)
Futures contracts ................................................................................. – – 61,211
Options and swaptions ........................................................................... – – 834
Swap agreements ................................................................................. – – 87,358
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 1,780,646 (135,202) 300,548
Foreign currency contracts ....................................................................... – – 277
Futures contracts ................................................................................. – – (6,594)
Options and swaptions ........................................................................... – – 395
Swap agreements ................................................................................. – – (3,178)
Translation of assets and liabilities in foreign currencies ........................................ – – (120)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 2,572,769 (23,475) 656,740
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,550,771 $ (4,946) $ 733,277
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a),(b)
International Equity
Index Fund
(c)
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 9,969 $ 4,377 $ 33,673
Withholding tax .................................................................................. (11) (245) (2,709)
Interest ............................................................................................ 2 15,348 –
Securities lending - net ...........................................................................
– – 144
Total Income 9,960 19,480 31,108
Expenses:
Management and investment advisory fees ...................................................... 5,639 10,276 2,941
Distribution f ees - Class A ....................................................................... 43 86 N/A
Distribution f ees - Class C ....................................................................... N/A 74 N/A
Distribution f ees - R-1 ........................................................................... N/A N/A 2
Distribution f ees - R-2 ........................................................................... N/A N/A 1
Distribution f ees - R-3 ........................................................................... N/A N/A 40
Distribution f ees - R-4 ........................................................................... N/A N/A 10
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-2 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 11
Administrative service fees - R-4 ................................................................ N/A N/A 3
Administrative service fees - R-5 ................................................................ N/A N/A 2
Registration fees - Class A ....................................................................... 18 17 N/A
Registration fees - Class C ....................................................................... N/A 4 N/A
Registration fees - Institutional .................................................................. 24 22 15
Registration fees - R-6 ........................................................................... 19 18 24
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 40
Service fees - R-4 ................................................................................ N/A N/A 25
Service fees - R-5 ................................................................................ N/A N/A 44
Shareholder reports - Class A .................................................................... 3 13 N/A
Shareholder reports - Class C .................................................................... N/A 2 N/A
Shareholder reports - Institutional ............................................................... 10 169 7
Shareholder reports - R-6 ........................................................................ 3 2 1
Transfer agent fees - Class A ..................................................................... 32 51 N/A
Transfer agent fees - Class C ..................................................................... N/A 14 N/A
Transfer agent fees - Institutional ................................................................ 106 370 33
Chief compliance officer expenses ............................................................... 1 1 1
Custodian fees .................................................................................... 4 205 246
Directors' expenses ............................................................................... 15 15 25
Dividends and interest on securities sold short .................................................. – 1,981 –
Index license fees ................................................................................ – – 330
Professional fees ................................................................................. 20 212 85
Short sale fees .................................................................................... – 1,174 –
Other expenses ................................................................................... 17 35 16
Reverse repurchase agreement interest expense .................................................

Total Gross Expenses 5,954 14,915 3,906
Less: Reimbursement from Manager ............................................................ 407 258 –
Less: Reimbursement from Manager - Class A .................................................. 20 – N/A
Less: Reimbursement from Manager - Class C .................................................. N/A 12 N/A
Less: Reimbursement from Manager - Institutional ............................................. 20 525 55
Less: Reimbursement from Manager - R-6 ...................................................... – 105 233
Total Net Expenses 5,507 14,015 3,618
Net Investment Income (Loss) 4,453 5,465 27,490

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a),(b)
International Equity
Index Fund
(c)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 182,752 107,475 36,546
Foreign currency contracts ....................................................................... – (5,149) –
Foreign currency transactions .................................................................... 6 892 83
Futures contracts ................................................................................. – (11,725) 732
Options and swaptions ........................................................................... – 1,744 –
Short sales ........................................................................................ – (41,118) –
Swap agreements ................................................................................. – (5,526) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 66,616 (12,076) 206,389
Foreign currency contracts ....................................................................... – 374 –
Futures contracts ................................................................................. – 5,299 (168)
Options and swaptions ........................................................................... – 104 –
Short sales ........................................................................................ – 10,462 –
Swap agreements ................................................................................. – 2,460 –
Translation of assets and liabilities in foreign currencies ........................................ (1) (42) (199)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 249,373 53,174 243,383
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 253,826 $ 58,639 $ 270,873
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.
(c)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands
International Small
Company Fund
(a)
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 25,740 $ 18 $ 91,114
Withholding tax .................................................................................. (2,497) – (11,883)
Interest ............................................................................................ 1 6,055 1
Securities lending - net ...........................................................................
335 – 378
Total Income 23,579 6,073 79,610
Expenses:
Management and investment advisory fees ...................................................... 11,220 735 31,024
Distribution fees - Class A ....................................................................... 5 134 18
Registration fees - Class A ....................................................................... 5 21 19
Registration fees - Institutional .................................................................. 20 20 27
Registration fees - R-6 ........................................................................... 19 N/A 26
Shareholder reports - Class A .................................................................... 1 1 4
Shareholder reports - Institutional ............................................................... 9 2 29
Shareholder reports - R-6 ........................................................................ 1 N/A 1
Transfer agent fees - Class A ..................................................................... 10 44 20
Transfer agent fees - Institutional ................................................................ 64 90 104
Chief compliance officer expenses ............................................................... 1 – 3
Custodian fees .................................................................................... 318 2 828
Directors' expenses ............................................................................... 22 5 62
Interest expense and fees ......................................................................... – 60 –
Professional fees ................................................................................. 48 43 46
Other expenses ................................................................................... 23 3 66
Total Gross Expenses 11,766 1,160 32,277
Less: Reimbursement from Manager ............................................................ – 88 –
Less: Reimbursement from Manager - Class A .................................................. 10 6 21
Less: Reimbursement from Manager - Institutional ............................................. – 32 –
Less: Reimbursement from Manager - R-6 ...................................................... 3 N/A –
Total Net Expenses 11,753 1,034 32,256
Net Investment Income (Loss) 11,826 5,039 47,354
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... 115,728 1,160 149,763
Foreign currency transactions .................................................................... (643) – (7,440)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $0 and $7,413 , respectively) ........................... 142,219 8,370 33,112
Translation of assets and liabilities in foreign currencies ........................................ (68) – 48
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 257,236 9,530 175,483
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 269,062 $ 14,569 $ 222,837
(a)
Class A shares discontinued operations on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 25,876 $ 51 $ 52,470
Withholding tax ............................................................................. (121) – –
Interest ....................................................................................... 1 – 321,881
Securities lending - net ......................................................................
1 2 446
Total Income 25,757 53 374,797
Expenses:
Management and investment advisory fees ................................................. 10,676 73 55,300
Distribution fees - Class A .................................................................. 315 N/A 2,243
Distribution fees - Class C .................................................................. 735 N/A 3,198
Distribution fees - Class J ................................................................... N/A N/A 63
Distribution fees - R-1 ...................................................................... N/A N/A 2
Distribution fees - R-2 ...................................................................... N/A N/A 2
Distribution fees - R-3 ...................................................................... N/A N/A 6
Distribution fees - R-4 ...................................................................... N/A N/A 1
Administrative service fees - R-1 ........................................................... N/A N/A 2
Administrative service fees - R-2 ........................................................... N/A N/A 2
Administrative service fees - R-3 ........................................................... N/A N/A 1
Registration fees - Class A .................................................................. 22 N/A 47
Registration fees - Class C .................................................................. 17 N/A 24
Registration fees - Class J ................................................................... N/A N/A 13
Registration fees - Institutional ............................................................. 49 20 39
Registration fees - R-6 ...................................................................... 18 N/A 16
Service fees - R-1 ........................................................................... N/A N/A 2
Service fees - R-2 ........................................................................... N/A N/A 2
Service fees - R-3 ........................................................................... N/A N/A 5
Service fees - R-4 ........................................................................... N/A N/A 2
Service fees - R-5 ........................................................................... N/A N/A 10
Shareholder reports - Class A ............................................................... 15 N/A 49
Shareholder reports - Class C ............................................................... 13 N/A 31
Shareholder reports - Class J ................................................................ N/A N/A 6
Shareholder reports - Institutional .......................................................... 102 1 298
Shareholder reports - R-6 ................................................................... 1 N/A 5
Transfer agent fees - Class A ................................................................ 158 N/A 784
Transfer agent fees - Class C ................................................................ 87 N/A 270
Transfer agent fees - Class J ................................................................ N/A N/A 55
Transfer agent fees - Institutional ........................................................... 1,292 1 4,862
Chief compliance officer expenses .......................................................... 1 – 7
Custodian fees ............................................................................... 7 3 67
Directors' expenses .......................................................................... 27 3 140
Professional fees ............................................................................ 20 24 30
Other expenses .............................................................................. 19 1 112
Total Gross Expenses 13,574 126 67,696
Less: Reimbursement from Manager - Class A ............................................. 78 N/A –
Less: Reimbursement from Manager - Class C ............................................. 46 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 568 38 –
Less: Reimbursement from Manager - R-6 ................................................. 16 N/A –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 10
Total Net Expenses 12,866 88 67,686
Net Investment Income (Loss) 12,891 (35) 307,111

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ..................................................................... 250,732 3,371 58,508
Foreign currency transactions ............................................................... 46 – –
Futures contracts ............................................................................ – – (5,919)
Options and swaptions ...................................................................... – – 7,746
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 320,555 183 216,512
Futures contracts ............................................................................ – – (303)
Options and swaptions ...................................................................... – – (678)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 571,333 3,554 275,866
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 584,224 $ 3,519 $ 582,977
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (21,998) $ 1,204
Net realized gain (loss) on investments ............................................................................................. 792,123 316,866
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
1,780,646 1,825,862
Net Increase (Decrease) in Net Assets Resulting from Operations 2,550,771 2,143,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (273,239) (218,915)
Total Dividends and Distributions (273,239) (218,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
947,341 1,577,913
Total Increase (Decrease) in Net Assets 3,224,873 3,502,930
Net Assets
Beginning of period .................................................................................................................
7,837,554 4,334,624
End of period .......................................................................................................................
$ 11,062,427 $ 7,837,554
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold .......................... $ 460,034 $ 75,366 $ 78,501 $ 1,226,526 $ 3,604 $ 1,377 $ 2,885 $ 1,314,347
Reinvested ..................... 22,003 11,315 5,294 87,710 275 181 425 138,915
Redeemed ......................
(208,606) (79,458) (58,408) (1,466,536) (3,576) (2,411) (6,008) (656,414)
Net Increase (Decrease) ............
$ 273,431 $ 7,223 $ 25,387 $ (152,300) $ 303 $ (853) $ (2,698) $ 796,848
Shares:
Sold .......................... 12,444 2,265 2,163 33,988 100 39 79 37,295
Reinvested ..................... 666 363 158 2,603 9 5 13 4,112
Redeemed ......................
(5,823) (2,377) (1,658) (40,934) (104) (67) (157) (18,165)
Net Increase (Decrease) ............
7,287 251 663 (4,343) 5 (23) (65) 23,242
Year Ended August 31, 2020
Dollars:
Sold .......................... $ 330,206 $ 123,814 $ 80,027 $ 1,979,502 $ 3,089 $ 1,473 $ 6,893 $ 765,698
Reinvested ..................... 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ......................
(153,829) (40,458) (45,104) (755,174) (2,485) (1,782) (4,409) (924,787)
Net Increase (Decrease) ............
$ 191,737 $ 91,410 $ 38,673 $ 1,267,243 $ 863 $ (122) $ 2,782 $ (14,673)
Shares:
Sold .......................... 12,395 4,890 2,934 74,141 115 56 254 27,502
Reinvested ..................... 601 332 145 1,644 10 7 12 5,521
Redeemed ......................
(5,751) (1,583) (1,704) (27,142) (97) (66) (161) (32,947)
Net Increase (Decrease) ............
7,245 3,639 1,375 48,643 28 (2) 105 76
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net
realized gain on investments ......... $ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Total Dividends and Distributions
$ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Year Ended August 31, 2020
From net investment income and net
realized gain on investments ......... $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 18,529 $ 54,211
Net realized gain (loss) on investments ............................................................................................. 111,727 28,601
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
(135,202) 66,873
Net Increase (Decrease) in Net Assets Resulting from Operations (4,946) 149,685
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (131,463) (58,976)
Total Dividends and Distributions (131,463) (58,976)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,346,178) 166,948
Total Increase (Decrease) in Net Assets (1,482,587) 257,657
Net Assets
Beginning of period .................................................................................................................
2,380,942 2,123,285
End of period .......................................................................................................................
$ 898,355 $ 2,380,942
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2021
(a)
Dollars:
Sold ..................................... $ 10,051 $ 289,179 $ 347 $ 1,364 $ 10,337 $ 1,747 $ 4,011
Reinvested ................................ 7,097 116,860 240 1,145 2,125 1,081 2,898
Redeemed .................................
(17,675) (1,743,935) (589) (8,521) (12,193) (4,107) (7,640)
Net Increase (Decrease) .......................
$ (527) $ (1,337,896) $ (2) $ (6,012) $ 269 $ (1,279) $ (731)
Shares:
Sold ..................................... 935 27,388 32 125 1,039 162 390
Reinvested ................................ 687 11,062 23 111 206 104 279
Redeemed .................................
(1,703) (146,690) (58) (858) (1,224) (404) (745)
Net Increase (Decrease) .......................
(81) (108,240) (3) (622) 21 (138) (76)
Year Ended August 31, 2020
Dollars:
Sold ..................................... $ 30,747 $ 811,248 $ 899 $ 5,634 $ 8,353 $ 4,688 $ 11,807
Reinvested ................................ 554 57,723 10 67 178 101 343
Redeemed .................................
(17,645) (722,611) (696) (2,117) (7,211) (4,014) (11,110)
Net Increase (Decrease) .......................
$ 13,656 $ 146,360 $ 213 $ 3,584 $ 1,320 $ 775 $ 1,040
Shares:
Sold ..................................... 2,679 69,730 77 489 731 406 1,020
Reinvested ................................ 50 5,126 1 6 16 9 31
Redeemed .................................
(1,536) (61,846) (62) (185) (625) (351) (958)
Net Increase (Decrease) .......................
1,193 13,010 16 310 122 64 93
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Total Dividends and Distributions
$ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Year Ended August 31, 2020
From net investment income and net realized gain on
investments ................................ $ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Total Dividends and Distributions
$ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 76,537 $ 69,874
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 365,412 (118,031)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ..............................................................................................................
291,328 51,404
Net Increase (Decrease) in Net Assets Resulting from Operations 733,277 3,247
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,546) (96,919)
Total Dividends and Distributions (17,546) (96,919)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
490,194 (518,671)
Total Increase (Decrease) in Net Assets 1,205,925 (612,343)
Net Assets
Beginning of period .................................................................................................................
3,177,928 3,790,271
End of period .......................................................................................................................
$ 4,383,853 $ 3,177,928
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2021
(b)
Dollars:
Sold ..................................... $ 42,836 $ 126 $ 541,536 $ 47 $ – $ 58 $ 1,103,343
Reinvested ................................ 83 – 10,673 – – – 6,294
Redeemed .................................
(13,633) (12,365) (857,950) – – (60) (330,794)
Net Increase (Decrease) .......................
$ 29,286 $ (12,239) $ (305,741) $ 47 $ – $ (2) $ 778,843
Shares:
Sold ..................................... 3,383 11 43,438 4 – 5 86,468
Reinvested ................................ 7 – 892 – – – 526
Redeemed .................................
(1,090) (1,021) (66,250) – – (5) (27,849)
Net Increase (Decrease) .......................
2,300 (1,010) (21,920) 4 – – 59,145
Year Ended August 31, 2020
Dollars:
Sold ..................................... $ 9,246 $ 478 $ 581,088 $ 37 $ – $ 25 $ 293,360
Reinvested ................................ 940 143 59,146 3 – 2 34,843
Redeemed .................................
(20,412) (5,378) (995,309) (11) – (66) (476,806)
Net Increase (Decrease) .......................
$ (10,226) $ (4,757) $ (355,075) $ 29 $ – $ (39) $ (148,603)
Shares:
Sold ..................................... 856 44 52,290 4 – 2 26,766
Reinvested ................................ 81 12 5,077 – – – 2,991
Redeemed .................................
(1,918) (504) (93,511) (1) – (6) (43,586)
Net Increase (Decrease) .......................
(981) (448) (36,144) 3 – (4) (13,829)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
(b)
From net investment income and net realized gain on
investments ................................ $ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Total Dividends and Distributions
$ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Year Ended August 31, 2020
From net investment income and net realized gain on
investments ................................ $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,453 $ 6,243
Net realized gain (loss) on investments and foreign currencies .................................................................... 182,758 46,455
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
66,615 6,587
Net Increase (Decrease) in Net Assets Resulting from Operations 253,826 59,285
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (47,266) (29,654)
Total Dividends and Distributions (47,266) (29,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(474,522) 129,393
Total Increase (Decrease) in Net Assets (267,962) 159,024
Net Assets
Beginning of period .................................................................................................................
852,960 693,936
End of period .......................................................................................................................
$ 584,998 $ 852,960
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold .................................................................................. $ 10,882 $ 33,248 $ 43,898
Reinvested ............................................................................. 711 4,807 40,574
Redeemed ..............................................................................
(6,730) (30,514) (571,398)
Net Increase (Decrease) ....................................................................
$ 4,863 $ 7,541 $ (486,926)
Shares:
Sold .................................................................................. 646 1,972 2,572
Reinvested ............................................................................. 44 295 2,479
Redeemed ..............................................................................
(399) (1,785) (31,985)
Net Increase (Decrease) ....................................................................
291 482 (26,934)
Year Ended August 31, 2020
Dollars:
Sold .................................................................................. $ 9,975 $ 66,971 $ 133,178
Reinvested ............................................................................. 364 1,564 27,287
Redeemed ..............................................................................
(3,584) (29,934) (76,428)
Net Increase (Decrease) ....................................................................
$ 6,755 $ 38,601 $ 84,037
Shares:
Sold .................................................................................. 699 5,413 9,273
Reinvested ............................................................................. 24 101 1,759
Redeemed ..............................................................................
(261) (2,354) (5,303)
Net Increase (Decrease) ....................................................................
462 3,160 5,729
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net realized gain on investments ...................................... $ (715) $ (4,877) $ (41,674)
Total Dividends and Distributions
$ (715) $ (4,877) $ (41,674)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ...................................... $ (364) $ (1,569) $ (27,721)
Total Dividends and Distributions
$ (364) $ (1,569) $ (27,721)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 5,465 $ 19,216
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... 46,593 (21,381)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ....................................................................................................
6,581 20,941
Net Increase (Decrease) in Net Assets Resulting from Operations 58,639 18,776
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,889) –
Total Dividends and Distributions (12,889) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(283,471) (556,309)
Total Increase (Decrease) in Net Assets (237,721) (537,533)
Net Assets
Beginning of period .................................................................................................................
801,423 1,338,956
End of period .......................................................................................................................
$ 563,702 $ 801,423
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2021
(b)
Dollars:
Sold ....................................................................... $ 17,733 $ 162 $ 83,371 $ 27,567
Reinvested .................................................................. 267 50 8,856 289
Redeemed ...................................................................
(8,032) (17,483) (362,608) (33,643)
Net Increase (Decrease) .........................................................
$ 9,968 $ (17,271) $ (270,381) $ (5,787)
Shares:
Sold ....................................................................... 1,563 15 7,245 2,382
Reinvested .................................................................. 24 5 781 25
Redeemed ...................................................................
(705) (1,596) (31,841) (2,916)
Net Increase (Decrease) .........................................................
882 (1,576) (23,815) (509)
Year Ended August 31, 2020
Dollars:
Sold ....................................................................... $ 6,523 $ 828 $ 341,435 $ 32,821
Redeemed ...................................................................
(21,346) (11,049) (218,027) (687,494)
Net Increase (Decrease) .........................................................
$ (14,823) $ (10,221) $ 123,408 $ (654,673)
Shares:
Sold ....................................................................... 615 81 31,837 3,070
Redeemed ...................................................................
(2,005) (1,084) (20,773) (64,199)
Net Increase (Decrease) .........................................................
(1,390) (1,003) 11,064 (61,129)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
(b)
From net investment income and net realized gain on investments ........................... $ (334) $ (52) $ (9,671) $ (2,832)
Total Dividends and Distributions
$ (334) $ (52) $ (9,671) $ (2,832)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................... $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 27,490 $ 24,091
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 37,361 9,387
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures .............................
206,022 37,323
Net Increase (Decrease) in Net Assets Resulting from Operations 270,873 70,801
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,015) (38,129)
Total Dividends and Distributions (27,015) (38,129)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(93,651) (30,816)
Total Increase (Decrease) in Net Assets 150,207 1,856
Net Assets
Beginning of period .................................................................................................................
1,097,873 1,096,017
End of period .......................................................................................................................
$ 1,248,080 $ 1,097,873
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2021
(a)
Dollars:
Sold ..................................... $ 17,412 $ 65 $ 74 $ 3,835 $ 3,567 $ 5,772 $ 106,980
Reinvested ................................ 950 7 8 315 203 338 25,194
Redeemed .................................
(12,893) (173) (697) (6,479) (4,343) (7,123) (226,663)
Net Increase (Decrease) .......................
$ 5,469 $ (101) $ (615) $ (2,329) $ (573) $ (1,013) $ (94,489)
Shares:
Sold ..................................... 1,536 6 7 343 314 506 9,319
Reinvested ................................ 85 1 – 29 18 31 2,253
Redeemed .................................
(1,125) (16) (62) (589) (381) (626) (20,079)
Net Increase (Decrease) .......................
496 (9) (55) (217) (49) (89) (8,507)
Year Ended August 31, 2020
Dollars:
Sold ..................................... $ 18,406 $ 70 $ 205 $ 4,152 $ 4,754 $ 4,511 $ 174,561
Reinvested ................................ 1,572 12 13 491 260 578 35,203
Redeemed .................................
(35,453) (197) (437) (5,721) (3,694) (6,174) (223,928)
Net Increase (Decrease) .......................
$ (15,475) $ (115) $ (219) $ (1,078) $ 1,320 $ (1,085) $ (14,164)
Shares:
Sold ..................................... 1,913 8 21 431 485 480 19,102
Reinvested ................................ 148 1 1 47 24 55 3,315
Redeemed .................................
(3,609) (20) (43) (595) (370) (647) (23,078)
Net Increase (Decrease) .......................
(1,548) (11) (21) (117) 139 (112) (661)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Total Dividends and Distributions
$ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Year Ended August 31, 2020
From net investment income and net realized gain on
investments ................................ $ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)
Total Dividends and Distributions
$ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 11,826 $ 8,204
Net realized gain (loss) on investments and foreign currencies .................................................................... 115,085 (28,099)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
142,151 66,359
Net Increase (Decrease) in Net Assets Resulting from Operations 269,062 46,464
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,895) (27,587)
Total Dividends and Distributions (12,895) (27,587)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(118,904) 129,849
Total Increase (Decrease) in Net Assets 137,263 148,726
Net Assets
Beginning of period .................................................................................................................
1,044,263 895,537
End of period .......................................................................................................................
$ 1,181,526 $ 1,044,263
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2021
(a)
Dollars:
Sold .................................................................................. $ 290 $ 33,977 $ 169,805
Reinvested ............................................................................. 43 1,046 11,806
Redeemed ..............................................................................
(5,816) (32,846) (297,209)
Net Increase (Decrease) ....................................................................
$ (5,483) $ 2,177 $ (115,598)
Shares:
Sold .................................................................................. 26 2,827 14,059
Reinvested ............................................................................. 4 88 990
Redeemed ..............................................................................
(482) (2,749) (25,198)
Net Increase (Decrease) ....................................................................
(452) 166 (10,149)
Year Ended August 31, 2020
Dollars:
Sold .................................................................................. $ 1,253 $ 53,224 $ 200,386
Reinvested ............................................................................. 119 1,106 26,362
Redeemed ..............................................................................
(1,499) (22,071) (129,031)
Net Increase (Decrease) ....................................................................
$ (127) $ 32,259 $ 97,717
Shares:
Sold .................................................................................. 137 5,628 18,791
Reinvested ............................................................................. 10 97 2,306
Redeemed ..............................................................................
(150) (2,238) (12,064)
Net Increase (Decrease) ....................................................................
(3) 3,487 9,033
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
(a)
From net investment income and net realized gain on investments ...................................... $ (43) $ (1,046) $ (11,806)
Total Dividends and Distributions
$ (43) $ (1,046) $ (11,806)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ...................................... $ (119) $ (1,106) $ (26,362)
Total Dividends and Distributions
$ (119) $ (1,106) $ (26,362)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 5,039 $ 4,804
Net realized gain (loss) on investments ............................................................................................. 1,160 (1,272)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
8,370 (3,908)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,569 (376)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (5,108) (4,773)
Total Dividends and Distributions (5,108) (4,773)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
33,091 2,185
Total Increase (Decrease) in Net Assets 42,552 (2,964)
Net Assets
Beginning of period .................................................................................................................
132,924 135,888
End of period .......................................................................................................................
$ 175,476 $ 132,924
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold .............................................................................................. $ 16,220 $ 37,888
Reinvested ......................................................................................... 1,725 3,313
Redeemed ..........................................................................................
(12,651) (13,404)
Net Increase (Decrease) ................................................................................
$ 5,294 $ 27,797
Shares:
Sold .............................................................................................. 1,419 3,296
Reinvested ......................................................................................... 152 291
Redeemed ..........................................................................................
(1,114) (1,188)
Net Increase (Decrease) ................................................................................
457 2,399
Year Ended August 31, 2020
Dollars:
Sold .............................................................................................. $ 18,916 $ 26,901
Reinvested ......................................................................................... 1,699 3,025
Redeemed ..........................................................................................
(21,795) (26,561)
Net Increase (Decrease) ................................................................................
$ (1,180) $ 3,365
Shares:
Sold .............................................................................................. 1,732 2,476
Reinvested ......................................................................................... 156 278
Redeemed ..........................................................................................
(2,060) (2,528)
Net Increase (Decrease) ................................................................................
(172) 226
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net realized gain on investments .................................................. $ (1,769) $ (3,339)
Total Dividends and Distributions
$ (1,769) $ (3,339)
Year Ended August 31, 2020
From net investment income and net realized gain on investments .................................................. $ (1,736) $ (3,037)
Total Dividends and Distributions
$ (1,736) $ (3,037)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 47,354 $ 18,784
Net realized gain (loss) on investments and foreign currencies .................................................................... 142,323 40,345
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
33,160 183,179
Net Increase (Decrease) in Net Assets Resulting from Operations 222,837 242,308
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,592) (21,257)
Total Dividends and Distributions (17,592) (21,257)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,800,621 540,595
Total Increase (Decrease) in Net Assets 2,005,866 761,646
Net Assets
Beginning of period .................................................................................................................
1,857,870 1,096,224
End of period .......................................................................................................................
$ 3,863,736 $ 1,857,870
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold .................................................................................. $ 7,512 $ 110,756 $ 2,219,452
Reinvested ............................................................................. 17 601 16,940
Redeemed ..............................................................................
(2,444) (21,423) (530,790)
Net Increase (Decrease) ....................................................................
$ 5,085 $ 89,934 $ 1,705,602
Shares:
Sold .................................................................................. 521 8,253 155,917
Reinvested ............................................................................. 2 46 1,274
Redeemed ..............................................................................
(174) (1,536) (40,477)
Net Increase (Decrease) ....................................................................
349 6,763 116,714
Year Ended August 31, 2020
Dollars:
Sold .................................................................................. $ 5,736 $ 14,587 $ 661,748
Reinvested ............................................................................. 34 268 20,953
Redeemed ..............................................................................
(4,644) (3,310) (154,777)
Net Increase (Decrease) ....................................................................
$ 1,126 $ 11,545 $ 527,924
Shares:
Sold .................................................................................. 523 1,335 58,724
Reinvested ............................................................................. 3 23 1,813
Redeemed ..............................................................................
(433) (301) (13,852)
Net Increase (Decrease) ....................................................................
93 1,057 46,685
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net realized gain on investments ...................................... $ (17) $ (603) $ (16,972)
Total Dividends and Distributions
$ (17) $ (603) $ (16,972)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ...................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 12,891 $ 26,964
Net realized gain (loss) on investments and foreign currencies .................................................................... 250,778 (234,454)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
320,555 (65,838)
Net Increase (Decrease) in Net Assets Resulting from Operations 584,224 (273,328)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18,307) (54,509)
Total Dividends and Distributions (18,307) (54,509)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,045,441) (246,413)
Total Increase (Decrease) in Net Assets (479,524) (574,250)
Net Assets
Beginning of period .................................................................................................................
1,592,282 2,166,532
End of period .......................................................................................................................
$ 1,112,758 $ 1,592,282
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold ....................................................................... $ 40,724 $ 3,995 $ 318,215 $ 52,413
Reinvested .................................................................. 1,181 373 15,730 215
Redeemed ...................................................................
(38,941) (32,965) (1,398,642) (7,739)
Net Increase (Decrease) .........................................................
$ 2,964 $ (28,597) $ (1,064,697) $ 44,889
Shares:
Sold ....................................................................... 2,675 270 22,826 3,311
Reinvested .................................................................. 85 27 1,173 15
Redeemed ...................................................................
(2,720) (2,275) (92,912) (481)
Net Increase (Decrease) .........................................................
40 (1,978) (68,913) 2,845
Year Ended August 31, 2020
Dollars:
Sold ....................................................................... $ 24,533 $ 5,431 $ 408,894 $ 4,595
Reinvested .................................................................. 3,179 1,809 46,420 243
Redeemed ...................................................................
(49,634) (36,833) (651,935) (3,115)
Net Increase (Decrease) .........................................................
$ (21,922) $ (29,593) $ (196,621) $ 1,723
Shares:
Sold ....................................................................... 1,879 414 32,943 364
Reinvested .................................................................. 236 131 3,472 18
Redeemed ...................................................................
(3,991) (3,012) (53,606) (232)
Net Increase (Decrease) .........................................................
(1,876) (2,467) (17,191) 150
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net realized gain on investments ........................... $ (1,301) $ (382) $ (16,409) $ (215)
Total Dividends and Distributions
$ (1,301) $ (382) $ (16,409) $ (215)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................... $ (3,378) $ (1,955) $ (48,933) $ (243)
Total Dividends and Distributions
$ (3,378) $ (1,955) $ (48,933) $ (243)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (35) $ (32)
Net realized gain (loss) on investments ............................................................................................. 3,371 353
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
183 1,724
Net Increase (Decrease) in Net Assets Resulting from Operations 3,519 2,045
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (788) –
Total Dividends and Distributions (788) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,132 450
Total Increase (Decrease) in Net Assets 3,863 2,495
Net Assets
Beginning of period .................................................................................................................
7,626 5,131
End of period .......................................................................................................................
$ 11,489 $ 7,626
Institutional
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold ......................................................................................................... $ 421
Reinvested .................................................................................................... 788
Redeemed .....................................................................................................
(77)
Net Increase (Decrease) ...........................................................................................
$ 1,132
Shares:
Sold ......................................................................................................... 27
Reinvested .................................................................................................... 45
Redeemed .....................................................................................................
(4)
Net Increase (Decrease) ...........................................................................................
68
Year Ended August 31, 2020
Dollars:
Sold ......................................................................................................... $ 450
Net Increase (Decrease) ...........................................................................................
$ 450
Shares:
Sold ......................................................................................................... 32
Net Increase (Decrease) ...........................................................................................
32
Dividends and Distributions to Shareholders:
Year Ended August 31, 2021
From net investment income and net realized gain on investments ............................................................. $ (788)
Total Dividends and Distributions
$ (788)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ............................................................. $ –
Total Dividends and Distributions
$ –

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 307,111 $ 274,568
Net realized gain (loss) on investments, futures and options and swaptions ....................................................... 60,335 (58,865)
Net change in unrealized appreciation/(depreciation) of investments, futures and options and swaptions ........................
215,531 119,640
Net Increase (Decrease) in Net Assets Resulting from Operations 582,977 335,343
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (339,747) (294,361)
From tax return of capital ...........................................................................................................
– (404)
Total Dividends and Distributions (339,747) (294,765)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
688,899 1,725,510
Total Increase (Decrease) in Net Assets 932,129 1,766,088
Net Assets
Beginning of period .................................................................................................................
7,525,330 5,759,242
End of period .......................................................................................................................
$ 8,457,459 $ 7,525,330
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2021
(a)
Dollars:
Sold ....................... $ 288,143 $ 48,270 $ 6,004 $ 1,878,075 $ 72 $ 153 $ 2,271 $ 97 $ 1,039 $ 347,720
Reinvested .................. 28,454 9,063 1,727 167,861 23 13 67 39 157 39,487
Redeemed ...................
(217,288) (176,876) (9,245) (1,474,750) (108) (1,751) (1,214) (362) (709) (247,533)
Net Increase (Decrease) .........
$ 99,309 $ (119,543) $ (1,514) $ 571,186 $ (13) $ (1,585) $ 1,124 $ (226) $ 487 $ 139,674
Shares:
Sold ....................... 27,396 4,597 588 180,259 7 15 220 9 100 33,345
Reinvested .................. 2,712 866 170 16,125 2 1 6 4 15 3,795
Redeemed ...................
(20,694) (16,805) (908) (141,631) (10) (171) (116) (35) (68) (23,774)
Net Increase (Decrease) .........
9,414 (11,342) (150) 54,753 (1) (155) 110 (22) 47 13,366
Year Ended August 31, 2020
Dollars:
Sold ....................... $ 347,464 $ 66,453 $ 8,581 $ 2,770,700 $ 300 $ 603 $ 426 $ 166 $ 1,576 $ 759,895
Reinvested .................. 29,399 12,743 1,992 145,879 21 40 82 47 154 27,727
Redeemed ...................
(268,600) (180,666) (13,241) (1,796,262) (742) (558) (1,203) (574) (1,350) (185,542)
Net Increase (Decrease) .........
$ 108,263 $ (101,470) $ (2,668) $ 1,120,317 $ (421) $ 85 $ (695) $ (361) $ 380 $ 602,080
Shares:
Sold ....................... 34,368 6,543 864 280,348 29 60 42 17 158 75,629
Reinvested .................. 2,905 1,260 203 14,521 2 4 8 5 16 2,761
Redeemed ...................
(26,508) (17,952) (1,378) (182,431) (72) (59) (126) (58) (142) (19,155)
Net Increase (Decrease) .........
10,765 (10,149) (311) 112,438 (41) 5 (76) (36) 32 59,235
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2021
(a)
From net investment income and net
realized gain on investments ...... $ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
Total Dividends and Distributions
$ (36,063) $ (10,211) $ (1,762) $ (220,025) $ (23) $ (30) $ (80) $ (39) $ (157) $ (71,357)
Year Ended August 31, 2020
From net investment income and net
realized gain on investments ...... $ (34,841) $ (15,830) $ (2,015) $ (191,108) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,194)
From tax return of capital ........ (47) (20) (3) (265) – – – – – (69)
Total Dividends and Distributions
$ (34,888) $ (15,850) $ (2,018) $ (191,373) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,263)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Cash Flows
Principal Funds, Inc.
Year Ended August 31, 2021

See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations .......................................................................................................... $ 58,639
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities ....................................................................................................................... (1,894,536)
Proceeds from sale of investment securities ............................................................................................................ 2,668,738
Net sales or (purchases) of short term securities ........................................................................................................ 276,304
Proceeds from (payments on) purchased options, net .................................................................................................. (3,099)
Proceeds from (payments on) short sales transactions, net ............................................................................................. (385,708)
Proce eds from (payments on) swap agreements , net .................................................................................................... (1,562)
Proceeds from (payments on) option and swaption contracts written, net .............................................................................. 1,672
Net accretion of bond discounts and amortization of premiums ........................................................................................ (2,884)
Change in unrealized (appreciation) depreciation on investments ...................................................................................... 12,076
Change in unrealized (appreciation) depreciation on swap agreements ................................................................................ (2,460)
Change in unrealized (appreciation) depreciation on options and swaptions ........................................................................... (104)
Change in unrealized (appreciation) depreciation on shorts ............................................................................................ (10,462)
Net realized gain (loss) from investments .............................................................................................................. (107,475)
Net realized gain (loss) from swap agreements ......................................................................................................... 5,526
Net realized gain (loss) from options and swaptions .................................................................................................... (1,744)
Net realized gain (loss) from shorts ..................................................................................................................... 41,118
(Increase) decrease in dividends and interest receivable ................................................................................................ 3,511
(Increase) decrease in deposits with counterparty ...................................................................................................... 44,409
(Increase) decrease in investment securities sold ....................................................................................................... 32,744
(Increase) decrease in variation margin on futures, net ................................................................................................. 625
(Increase) decrease in variation margin on swaps, net .................................................................................................. 162
Increase (decrease) in accrued fees , accrued expenses , prepaid expenses, and expense reimbursement from Manager ............................... (421)
Increase (decrease) in dividends and interest on securities sold short .................................................................................. (460)
Increase (decrease) in deposits from counterparty ...................................................................................................... (220)
Increase (decrease) in investment securities purchased ................................................................................................. (26,076)
Increase (decrease) in foreign currency contracts, net .................................................................................................. (374)
Increase (decrease) in unrealized loss on unfunded loan commitments ................................................................................ 22
Net cash  provided by operating activities 707,961
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ..................................................................................................... (412,677)
Proceeds from shares sold ............................................................................................................................... 128,621
Payment on shares redeemed ............................................................................................................................ (422,218)
Dividends and distributions paid to shareholders ....................................................................................................... (3,427)
Net cash used in financing activities (709,701)
Net increase ( decrease )  in cash and foreign currency ................................................................................................... (1,740)
Cash and Foreign Currency:
Beginning of period ..................................................................................................................................... $ 3,532
End of period ............................................................................................................................................
$ 1,792
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ............................................................................................................ $ 174
Reinvestment of dividends and distributions ........................................................................................................... $ 9,462

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund,
Bond Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund,
International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund,
Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund, series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 23, 2021, Class C shares discontinued operations and converted into Class A shares for Diversified Real Asset Fund and
Global Multi-Asset Strategy Fund.
Effective February 23, 2021, Class A shares discontinued operations for International Small Company Fund.
Effective March 1, 2021, Class R-2 shares discontinued operations and converted into Class R-3 shares for all Funds.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment companies, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2021:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified Real Asset Fund
Euro 8 .0%
Global Multi-Strategy Fund
Euro 5 .1%
International Equity Index Fund
Euro 32 .6%
Japanese Yen 22 .2
British Pound Sterling 13 .8
Swiss Franc 9 .7
Australian Dollar 6 .7
International Small Company Fund
Euro 23 .3%
Japanese Yen 22 .0
British Pound Sterling 19 .2
Canadian Dollar 11 .0
Australian Dollar 5 .6
Origin Emerging Markets Fund
Hong Kong Dollar 22 .7%
New Taiwan Dollar 21 .2
South Korean Won 11 .1
Chinese Renminbi 9 .9
Indian Rupee 6 .6
Brazilian Real 6 .4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which they invest. Because the Underlying
Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities
(“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2021, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. At August 31, 2021, Origin
Emerging Markets Fund had an accrued tax liability of $7,413,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2021, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of August 31, 2021.
During the year ended August 31, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended August 31, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively, effective April 19, 2021. Prior to April 19, 2021, participants could borrow up to $100 million, collectively. Borrowings are made solely
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 663,324 15.13%
GMS Cayman Corporation 11,750 2.08
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 195 0.58%
Bond Market Index Fund 525 0.68
Diversified Real Asset Fund 379 0.68
Edge MidCap Fund 359 0.62
Global Multi-Strategy Fund 107 0.63
International Equity Index Fund 2 0.67
International Small Company Fund 160 0.70
Origin Emerging Markets Fund 857 0.60
Small- MidCap Dividend Income Fund 221 0.64
Spectrum Preferred and Capital Securities Income Fund 486 0.68
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 5,831 0.65%
Diversified Real Asset Fund 581 0.63
Global Multi-Strategy Fund 80 0.71
International Equity Index Fund 468 0.64
International Small Company Fund 156 0.61
Opportunistic Municipal Fund 4 0.62
Origin Emerging Markets Fund 1,373 0.71
Spectrum Preferred and Capital Securities Income Fund 187 0.70
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%.
Additionally, a commitment fee is charged at an annual rate of .15% (effective April 19, 2021 and thereafter) on the amount of the line of credit which is allocated to each participant based on average net assets. Prior to April 19, 2021, the commitment fee was charged at an annual rate of .20%. The interest expense associated with the commitment fee and borrowings is included in other expenses on the statements of operations. The Funds did not borrow against the line of credit during the year ended August 31, 2021 .
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

As of August 31, 2021, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 288 $ (80) $ 208
$ 288 $ (80) $ 208 $ — $ 208
Barclays Bank PLC
Foreign Currency Contracts 4 (5) (1)
Purchased Interest Rate Swaptions 1,063 — 1,063
Written Interest Rate Swaptions — (769) (769)
$ 1,067 $ (774) $ 293 $ (190) $ 103
BNP Paribas
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
Citigroup Inc
Foreign Currency Contracts — (67) (67)
$ — $ (67) $ (67) $ — $ (67)
Deutsche Bank AG
Purchased Interest Rate Swaptions 883 — 883
Written Interest Rate Swaptions — (714) (714)
$ 883 $ (714) $ 169 $ (169) $ —
Goldman Sachs & Co
Foreign Currency Contracts 3 — 3
$ 3 $ — $ 3 $ — $ 3
HSBC Securities Inc
Foreign Currency Contracts — (27) (27)
$ — $ (27) $ (27) $ — $ (27)
JPMorgan Chase
Foreign Currency Contracts 59 (96) (37)
Purchased Interest Rate Swaptions 173 — 173
Written Interest Rate Swaptions — (128) (128)
$ 232 $ (224) $ 8 $ (8) $ —
Morgan Stanley & Co
Foreign Currency Contracts 92 (61) 31
Purchased Interest Rate Swaptions 372 — 372
Written Interest Rate Swaptions — (166) (166)
$ 464 $ (227) $ 237 $ (210) $ 27
Royal Bank of Scotland
Foreign Currency Contracts 37 — 37
$ 37 $ — $ 37 $ — $ 37
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 7 (7) —
$ 7 $ (7) $ — $ — $ —
Toronto Dominion Bank
Foreign Currency Contracts 8 — 8
$ 8 $ — $ 8 $ — $ 8
UBS AG
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
Westpac Banking Corporation
Foreign Currency Contracts 22 — 22
$ 22 $ — $ 22 $ — $ 22
Total OTC $ 3,013 $ (2,120) $ 893 $ (577) $ 316
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 841 (1,572) (731)
$ 841 $ (1,572) $ (731) $ 731 $ —
Barclays Bank PLC
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
BNP Paribas
Foreign Currency Contracts 113 (3) 110
$ 113 $ (3) $ 110 $ — $ 110
Citigroup Inc
Foreign Currency Contracts 217 (15) 202
$ 217 $ (15) $ 202 $ — $ 202
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31,
2021, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2021, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2021, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
HSBC Securities Inc
Foreign Currency Contracts $ 72 $ (158) $ (86)
Total Return Swaps 142 — 142
$ 214 $ (158) $ 56 $ — $ 56
JPMorgan Chase
Equity Basket Swaps — (11) (11)
Foreign Currency Contracts 4 (292) (288)
Total Return Swaps 26 (3) 23
$ 30 $ (306) $ (276) $ 276 $ —
Merrill Lynch
Foreign Currency Contracts 4 (12) (8)
$ 4 $ (12) $ (8) $ — $ (8)
Morgan Stanley & Co
Equity Basket Swaps — (607) (607)
$ — $ (607) $ (607) $ 12 $ (595)
State Street Financial Global Markets
Foreign Currency Contracts 21 — 21
$ 21 $ — $ 21 $ — $ 21
Total OTC $ 1,440 $ (2,673) $ (1,233) $ 1,019 $ (214)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ 4,107 $ — $ — $ 4,107
Global Multi-Strategy Fund 14,128 7,556 73,383 95,067
International Equity Index Fund 115 — — 115
Spectrum Preferred and Capital Securities Income Fund 5,270 — — 5,270
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 610
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end , the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of  August 31,
2021 was $7,691,000. The average outstanding balance for the liability during the year ended August 31, 2021 was $6,921,000 at a weighted average annual interest rate of 0.80%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund typically agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital Securities
Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments . A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding.
These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. Commitments are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2021, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund entered into reverse repurchase agreements during the fiscal year. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund may hold reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. The average amount of borrowings outstanding during the year ended August 31, 2021 was $108,817,000 at a weighted average interest rate of 0.160%.
The breakdown of obligations owned, security type sold and remaining maturity for the reverse repurchase agreements are included in the schedules of investments, if any. Global Multi-Strategy Fund did not hold reverse repurchase agreements as of August 31, 2021.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2021, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the preliminary last traded price from the trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 3,382 $ 236
Global Multi-Strategy Fund 663 (2 7 )
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs.  The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds can be
found at www.principalfunds.com.
As of August 31, 2021, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Percentage of
Outstanding Shares
Owned
Blue Chip Fund 37.64%
Bond Market Index Fund 70.93
Diversified Real Asset Fund
27.96
Edge MidCap Fund 67.79
International Equity Index Fund 54.20
International Small Company Fund 83.46
Origin Emerging Markets Fund 51.35
Small- MidCap Dividend Income Fund 2.70
Spectrum Preferred and Capital Securities Income Fund 8.87
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2021 Liability Derivatives August 31, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 17,904
*
Payables, Total distributable earnings (accumulated loss)
$ 10,544
*
Foreign exchange contracts Receivables
$ 522
Payables
$ 343
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 9,552
*
Payables, Total distributable earnings (accumulated loss)
$ 8,160
*
Total
$ 27,978
*
$ 19,047
*
Global Multi-Strategy Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,128
*
Payables, Total distributable earnings (accumulated loss)
$ 481
*
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 20
*
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,080
*
Payables, Total distributable earnings (accumulated loss)
$ 1,335
*
Foreign exchange contracts Receivables
$ 1,272
Payables
$ 2,058
*
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 600
*
Payables, Total distributable earnings (accumulated loss)
$ 455
*
Total
$ 5,080 $ 4,349
International Equity Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 7
*
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 20
Payables, Total distributable earnings (accumulated loss)
$ 462
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 146,437 $ (9,490)
Foreign exchange contracts Net realized gain (loss) from Investment transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Investments and Foreign currency contracts
$ (98) $ 291
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ 3,204 $ (592)
Total $ 149,543 $ (9,791)
Global Multi-Strategy Fund
Commodity contracts Net realized gain (loss) from Investment transactions, Futures contracts, and Swap
agreements/Net change in unrealized appreciation/
(depreciation) of Investments and Futures
contracts
$ 4,281 $ 1,231
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (1,208) $ (406)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended August
31, 2021 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (12,119) $ 2,738
Foreign exchange contracts Net realized gain (loss) from Investment transactions, Foreign currency contracts, Futures
contracts, and Options and swaptions /Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions .
$ (5,465) $ 455
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (10,501) $ 4,535
Total $ (25,012) $ 8,553
International Equity Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 732 $ (168)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (5,149) $ (266)
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 571,162
Futures - Short
311,917
Total Return Swaps - Receive Positive Return
357,607
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
47,364
Foreign Currency Contracts - Contracts to Deliver
70,787
Purchased Options
1,510
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
181,449
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
247,188
Futures - Long
64,578
Futures - Short
60,187
Purchased Capped Options
39,110
Purchased Interest Rate Swaptions
109,632
Purchased Options
500
Written Capped Options
35,715
Written Interest Rate Swaptions
333,140
Written Options
388
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
38,127
Futures - Short
14,291
Purchased Options
2
Credit Contracts
Credit Default Swaps – Buy Protection
3,700
Exchange Cleared Credit Default Swaps – Buy Protection
25,476
Exchange Cleared Credit Default Swaps – Sell Protection
3,910
Equity Contracts
Futures - Long
44,417
Futures - Short
33,675
Purchased Options
54
Total Return Equity Basket Swaps
49,378
Written Options
56
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds,
OTC derivatives, senior floating rate interests, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Contract Type Derivative Type Average Notional
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
$ 208,972
Foreign Currency Contracts - Contracts to Deliver
237,448
Futures - Long
1,667
Futures - Short
1,450
Purchased Options
65,729
Written Options
26,153
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
141,187
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
102,659
Futures - Long
325,283
Futures - Short
162,193
Interest Rate Swaps - Pay Floating Rate
13,494
Interest Rate Swaps - Receive Floating Rate
54,521
Purchased Interest Rate Swaptions
48,998
Purchased Options
1,141
Total Return Swaps - Receive Positive Return
4,682
Written Options
819
International Equity Index Fund
Equity Contracts
Futures - Long
2,073
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Short
151,185
Purchased Options
1,125
Written Options
225
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,070,565 $ — $ — $ 11,070,565
Investment Companies 18,611 — — 18,611
Total investments in securities $ 11,089,176 $ — $ — $ 11,089,176
Bond Market Index Fund
Bonds* — 282,519 — 282,519
Investment Companies 87,124 — — 87,124
Municipal Bonds* — 4,513 — 4,513
U.S. Government & Government Agency Obligations* — 586,125 — 586,125
Total investments in securities $ 87,124 $ 873,157 $ — $ 960,281
Diversified Real Asset Fund
Bonds* — 448,230 — 448,230
Commodity Indexed Structured Notes* — 29,653 — 29,653
Common Stocks
Basic Materials 213,412 155,495 — 368,907
Communications 1,041 3,386 — 4,427
Consumer, Cyclical 20,912 14,384 — 35,296
Consumer, Non-cyclical 59,756 90,701 35 150,492
Energy 394,167 96,914 375 491,456
Financial 328,424 151,426 — 479,850
Industrial 88,171 211,684 — 299,855
Technology 904 182 — 1,086
Utilities 251,756 216,903 — 468,659
Investment Companies 149,295 — — 149,295
Preferred Stocks
Industrial — 235 8 243
Senior Floating Rate Interests* — 406,110 — 406,110
U.S. Government & Government Agency Obligations* — 1,095,145 — 1,095,145
Purchased Options 22 — — 22
Purchased Interest Rate Swaptions — 2,491 — 2,491
Total investments in securities $ 1,507,860 $ 2,922,939 $ 418 $ 4,431,217
Assets
Commodity Contracts
Futures** 17,904 — — 17,904
Foreign Exchange Contracts
Foreign Currency Contracts — 522 — 522
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** $ — $ 6,806 $ — $ 6,806
Futures** 233 — — 233
Liabilities
Commodity Contracts
Futures** (10,544) — — (10,544)
Foreign Exchange Contracts
Foreign Currency Contracts — (343) — (343)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (6,057) — (6,057)
Futures** (302) — — (302)
Interest Rate Swaptions — (1,777) — (1,777)
Written Options (24) — — (24)
Edge MidCap Fund
Common Stocks
Basic Materials 12,003 — — 12,003
Communications 19,067 13,085 — 32,152
Consumer, Cyclical 65,174 — — 65,174
Consumer, Non-cyclical 110,331 — — 110,331
Energy 17,526 — — 17,526
Financial 94,992 — — 94,992
Industrial 131,116 — — 131,116
Technology 80,230 — — 80,230
Utilities 28,281 — — 28,281
Investment Companies 12,944 — — 12,944
Total investments in securities $ 571,664 $ 13,085 $ — $ 584,749
Global Multi-Strategy Fund
Bonds* — 162,861 151 163,012
Common Stocks
Basic Materials 6,280 5,604 — 11,884
Communications 21,508 4,223 — 25,731
Consumer, Cyclical 23,366 9,945 — 33,311
Consumer, Non-cyclical 34,500 10,756 2,398 47,654
Diversified 4,211 551 — 4,762
Energy 4,468 1,398 — 5,866
Financial 32,387 9,747 351 42,485
Industrial 20,849 12,977 — 33,826
Technology 36,9 50 3,1 44 337 40,431
Utilities 3,980 1,295 — 5,275
Convertible Bonds* — 4,480 — 4,480
Convertible Preferred Stocks
Communications — 298 — 298
Consumer, Non-cyclical 336 — — 336
Energy 23 — 2,489 2,512
Financial 447 — 352 799
Technology 211 — — 211
Credit Linked Structured Notes* — 6,392 — 6,392
Investment Companies 103,012 — — 103,012
Preferred Stocks
Basic Materials — 252 — 252
Senior Floating Rate Interests* — 1,096 32 1,128
U.S. Government & Government Agency Obligations* — 3,864 — 3,864
Purchased Options 597 — — 597
Total investments in securities $ 293, 125 $ 238, 883 $ 6,110 $ 538,118
Short Sales
Common Stocks
Basic Materials (3,845) (2,163) — (6,008)
Communications (3,882) (1,926) — (5,808)
Consumer, Cyclical (3,723) (7,260) — (10,983)
Consumer, Non-cyclical (7,816) (5,595) — (13,411)
Diversified — (179) — (179)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Energy $ (1,475) $ (911) $ — $ (2,386)
Financial (5,680) (5,088) — (10,768)
Industrial (3,536) (7,536) — (11,072)
Technology (5,395) (2,763) — (8,158)
Utilities (2,205) (451) — (2,656)
Preferred Stocks
Consumer, Cyclical — (313) — (313)
Consumer, Non-cyclical — (142) — (142)
Total Short Sales $ (37,557) $ (34,327) $ — $ (71,884)
Assets
Commodity Contracts
Futures** 1,128 — — 1,128
Equity Contracts
Futures** 1,483 — — 1,483
Foreign Exchange Contracts
Foreign Currency Contracts — 1,272 — 1,272
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 101 — 101
Futures** 331 — — 331
Total Return Swaps — 168 — 168
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (20) — (20)
Commodity Contracts
Futures** (481) — — (481)
Equity Contracts
Futures** (297) — — (297)
Written Options (420) — — (420)
Total Return Equity Basket Swaps — (61 8) — (61 8)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,052) — (2,052)
Futures** (6) — — (6)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (79) — (79)
Futures** (373) — — (373)
Total Return Swaps — (3) — (3)
International Equity Index Fund
Common Stocks
Basic Materials — 83,714 — 83,714
Communications 2,485 67,096 — 69,581
Consumer, Cyclical 206 158,343 — 158,549
Consumer, Non-cyclical 1,544 310,166 — 311,710
Diversified — 2,413 — 2,413
Energy — 40,577 — 40,577
Financial 337 235,880 — 236,217
Industrial — 176,290 — 176,290
Technology 1,422 80,811 — 82,233
Utilities — 40,947 — 40,947
Investment Companies 44,559 — — 44,559
Preferred Stocks
Basic Materials — 245 — 245
Consumer, Cyclical — 4,481 — 4,481
Consumer, Non-cyclical — 1,210 — 1,210
Industrial — 1,201 — 1,201
Total investments in securities $ 50,553 $ 1,203,374 $ — $ 1,253,927
Liabilities
Equity Contracts
Futures** (7) — — (7)
International Small Company Fund
Common Stocks
Basic Materials 12,442 60,235 — 72,677
Communications — 59,725 — 59,725
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Consumer, Cyclical $ 6,525 $ 162,991 $ — $ 169,516
Consumer, Non-cyclical 18,686 126,133 — 144,819
Diversified — 5,572 — 5,572
Energy 22,342 9,491 — 31,833
Financial 19,738 227,317 — 247,055
Industrial 31,114 251,536 — 282,650
Technology 22,856 93,386 — 116,242
Utilities 21,761 9,452 — 31,213
Investment Companies 43,765 — — 43,765
Preferred Stocks
Industrial — 4,209 — 4,209
Total investments in securities $ 199,229 $ 1,010,047 $ — $ 1,209,276
Opportunistic Municipal Fund
Investment Companies 2,212 — — 2,212
Municipal Bonds* — 180,527 267 180,794
Total investments in securities $ 2,212 $ 180,527 $ 267 $ 183,006
Origin Emerging Markets Fund
Common Stocks
Basic Materials 140,837 276,700 — 417,537
Communications 106,339 235,823 — 342,162
Consumer, Cyclical — 296,237 — 296,237
Consumer, Non-cyclical 89,215 172,833 — 262,048
Energy — 161,310 — 161,310
Financial 65,195 668,668 — 733,863
Industrial — 425,540 — 425,540
Technology 178,168 854,303 — 1,032,471
Utilities — 77,945 — 77,945
Investment Companies 96,256 — — 96,256
Preferred Stocks 49,282 — — 49,282
Total investments in securities $ 725,292 $ 3,169,359 $ — $ 3,894,651
Small- MidCap Dividend Income Fund
Common Stocks* 1,100,238 — — 1,100,238
Investment Companies 12,632 — — 12,632
Total investments in securities $ 1,112,870 $ — $ — $ 1,112,870
Small- MidCap Growth Fund
Common Stocks* 11,273 — — 11,273
Investment Companies 260 — — 260
Total investments in securities $ 11,533 $ — $ — $ 11,533
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 7,268,975 — 7,268,975
Convertible Preferred Stocks
Financial 83,914 — — 83,914
Investment Companies 279,983 — — 279,983
Preferred Stocks
Communications 70,399 — — 70,399
Consumer, Non-cyclical — 25,585 — 25,585
Energy 55 — — 55
Financial 491,930 6,664 — 498,594
Government 832 66,781 — 67,613
Utilities 91,769 1,822 — 93,591
Purchased Options 20 — — 20
Total investments in securities $ 1,018,902 $ 7,369,827 $ — $ 8,388,729
Liabilities
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
**During the period, the valuation technique for 4L Technologies – Rights changed from enterprise valuation analysis, to a broker quote provided by a pricing vendor.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Futures** $ (462) $ — $ — $ (462)
Fund
Fair
Value
August
31, 2021
Valuation Technique Unobservable Input
Input Valuations
(Weighted Average)*
Impact to
Valuation if
Input had
Increased
Global Multi-Strategy Fund
Bonds $ 138 Liquidation Analysis Loss adjusted spread 24% - 40% (31%) Decrease
13 Liquidation Analysis Available Cash 1.26% Increase
Common Stocks 349 Comparable Debt Methodology Internal Rate of Return 19.40% Increase
2,400 Indicative Market Quotations Broker Quote $0.10 – 800.00 ($799.19) Increase
337 Transactions of Indicative Value Acquisition Price $36.50 Increase
Convertible Preferred Stock 2,793 Indicative Market Quotations** Broker Quote $0.50 – 350.00 ($39.27) Increase
48 Transactions of Indicative Value Discount for Lack of Marketability 10% Decrease
Senior Floating Rate Interests 32 Liquidation Analysis Available Cash 41.97% Increase
$6,110
Fund
Fair Value
August
31, 2020
Realized Gain/
(Loss)
Accrued
Discounts/
Premiums
and
Change in
Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out
of Level 3**
Fair Value
August 31,
2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
Held at
August 31,
2021
Global Multi-Strategy Fund
Bonds $ 1,381 $ (340) $ 1,055 $ 890 $ (2,032) $ — $ (803) $ 151 $ (44)
Common Stock 748 25 449 204 (256) 1,955 (39) 3,086 468
Convertible Preferred Stock 3,418 111 3 21 (712) — — 2,841 157
Senior Floating Rate Interests 590 (507) 236 23 (310) — — 32 (12)
Total $ 6,137 $ (711) $ 1,743 $ 1,138 $ (3,310) $ 1,955 $ (842) $ 6,110 $ 569
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for
R-1, R-2, R-3, R-4, and R-5, respectively. Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the
Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .70% .68% .66% .65%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Small- MidCap Growth Fund .70 .68 .66 .65
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Origin Emerging Markets Fund (Prior to July 1, 2021) 1.05 1.03 1.01 1.00 1.00 1.00
Origin Emerging Markets Fund (Effective July 1, 2021) 1.05 1.03 1.01 1.00 0.99 0.98
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Spectrum Preferred and Capital Securities Income Fund
(Prior to December 31, 2020)
.75% .73% .71% .70% .69% .68% .68%
Spectrum Preferred and Capital Securities Income Fund
(Effective December 31, 2020)
.75 .73 .71 .70 .69 .68 .67
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2020 through August 31, 2021
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2021
Bond Market Index Fund
N/A N/A .16 December 30, 2020
Diversified Real Asset Fund
1.20% 1.95%^ .83 December 30, 2021
Edge MidCap Fund
1.10 N/A .77 December 30, 2021
Global Multi-Strategy Fund
N/A 2.75^ 1.63 December 30, 2021
International Equity Index Fund
N/A N/A .31 December 30, 2021
International Small Company Fund
N/A N/A 1.20 December 30, 2021
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2021

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

^ Class C shares discontinued operations and converted to Class A shares on February 23, 2021.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
# Prior to December 31, 2020, the contractual limit was .05%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively. Class R-2 shares discontinued operations and converted to Class
R-3 shares on March 1, 2021.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares effective January 1,
2021. Prior to January 1, 2021 the limit was .12%. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Period from September 1, 2020 through August 31, 2021
Class A Class C Institutional Expiration
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2021
Small-MidCap Dividend Income Fund
1.12 1.87 .85 December 30, 2021
Small-MidCap Growth Fund
N/A N/A .83 December 30, 2021
Spectrum Preferred and Capital Securities Income Fund
N/A N/A .81 December 30, 2021
Period from September 1, 2020 through August 31, 2021
Class J R-1 R-2 R-3 R-4 R-5 Expiration
Bond Market Index Fund .71% 1.04% .91%# .73% .54% .42% December 30, 2020
# Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
Period from September 1, 2020 through August 31, 2021
R-6 Expiration
Blue Chip Fund .01% December 30, 2021
Diversified Real Asset Fund .02 December 30, 2021
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2021
International Equity Index Fund .04 December 30, 2021
International Small Company Fund .04 December 30, 2021
Origin Emerging Markets Fund .04 December 30, 2021
Small- MidCap Dividend Income Fund .02 December 30, 2021
Spectrum Preferred and Capital Securities Income Fund .02 December 30, 2020
Period from September 1, 2020 through August 31, 2021
Expiration
Blue Chip Fund .040%# December 30, 2021
Bond Market Index Fund .015 December 30, 2021
Diversified Real Asset Fund .050 December 30, 2021
Edge MidCap Fund .050 December 30, 2021
Global Multi-Strategy Fund .040 December 30, 2021
Opportunistic Municipal Fund .060 December 30, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended
August 31, 2021, were as follows (amounts in thousands):
Effective April 19, 2021, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge),
8 years after purchase. Prior to April 19, 2021, the automatic conversion occurred 10 years after purchase.
Affiliated Ownership. At August 31, 2021, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $75,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2021 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A dollars sold) for the year ended August 31, 2021 (amounts in thousands).
Class A Class C Class J
Blue Chip Fund $ 916 $ 36 $ 26
Bond Market Index Fund N/A N/A 6
Diversified Real Asset Fund 11 — N/A
Edge MidCap Fund 32 N/A N/A
Global Multi-Strategy Fund 2 — N/A
International Small Company Fund 3 N/A N/A
Opportunistic Municipal Fund 7 N/A N/A
Origin Emerging Markets Fund 17 N/A N/A
Small- MidCap Dividend Income Fund 42 3 N/A
Spectrum Preferred and Capital Securities Income Fund 230 31 7
Institutional R-4 R-5 R-6
Blue Chip Fund 455 – – 33,565
Bond Market Index Fund 7,729 – – N/A
Diversified Real Asset Fund 70 1 1 7,744
Edge MidCap Fund 106 N/A N/A –
Global Multi-Strategy Fund 28 N/A N/A 1,124
International Equity Index Fund – – – 36,721
International Small Company Fund 144 N/A N/A 324
Opportunistic Municipal Fund 65 N/A N/A N/A
Origin Emerging Markets Fund 58 N/A N/A 121,271
Small- MidCap Dividend Income Fund 52 N/A N/A 576
Small- MidCap Growth Fund 570 N/A N/A N/A
Spectrum Preferred and Capital Securities Income Fund – – – 4,415
Shares Dollars
Diversified Real Asset Fund 486 $ 5,96 1
Global Multi-Strategy Fund 619 6,811
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

The following table reflects the conversion of R-2 shares into R-3 shares (reflected in the statements of changes in net assets as R-2 shares and dollars redeemed and R-3 dollars sold) for the year ended August 31, 2021 (amounts in thousands).
7. Investment Transactions
For the year ended August 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2021 and August 31,
2020 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
Shares Dollars
Bond Market Index Fund 63 $ 616
International Equity Index Fund 31 357
Spectrum Preferred and Capital Securities Income Fund 152 1,559
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 2,984,859 $ 2,305,707 $ — $ —
Bond Market Index Fund 831,977 1,668,473 — —
Diversified Real Asset Fund 2,183,612 1,981,498 — —
Edge MidCap Fund 112,564 615,972 — —
Global Multi-Strategy Fund 839,718 1,195,838 378,812 264,883
International Equity Index Fund 250,442 345,244 — —
International Small Company Fund 582,012 704,358 — —
Opportunistic Municipal Fund 105,370 69,096 — —
Origin Emerging Markets Fund 3,956,505 2,125,757 — —
Small- MidCap Dividend Income Fund 1,008,980 2,049,248 — —
Small- MidCap Growth Fund 15,207 15,069 — —
Spectrum Preferred and Capital Securities Income Fund 2,278,247 1,461,170 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 947,246 $ 1,576,123 $ — $ —
Diversified Real Asset Fund 959,274 505,948 — —
Global Multi-Strategy Fund 1,050,887 1,466,060 750,749 478,928
Spectrum Preferred and Capital Securities Income Fund 56,980 225,747 — —
Ordinary Income Tax-Exempt Income^ Long-Term Capital Gain* Return of Capital
2021 2020 2021 2020 2021 2020 2021 2020
Blue Chip Fund $ 44,704 $ 35,653 $ — $ — $ 228,535 $ 183,262 $ — $ —
Bond Market Index Fund 63,068 58,976 — — 68,395 — — —
Diversified Real Asset Fund 17,546 96,919 — — — — — —
Edge MidCap Fund 12,421 7,567 — — 34,845 22,087 — —
Global Multi-Strategy Fund 12,889 — — — — — — —
International Equity Index Fund 24,413 34,826 — — 2,602 3,303 — —
International Small Company Fund 12,895 27,587 — — — — — —
Opportunistic Municipal Fund 10 7 5,098 4,766 — — — —
Origin Emerging Markets Fund 17,592 21,257 — — — — — —
Small- MidCap Dividend Income Fund 18,307 39,231 — — — 15,278 — —
Small- MidCap Growth Fund 600 — — — 188 — — —
Spectrum Preferred and Capital Securities Income Fund 339,747 294,361 — — — — — 404
6. Capital Share Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2021 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2021, the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2021, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 81,670 $ — $ 558,321 $ — $ 4,741,378 $ — $ 5,381,369
Bond Market Index Fund 12,325 — — — 34,107 — 46,432
Diversified Real Asset Fund 195,383 — — (14,609) 298,339 (17) 479,096
Edge MidCap Fund 17,829 — 118,099 — 162,333 — 298,261
Global Multi-Strategy Fund 10,645 — 5,968 — 24,327 (3,834) 37,106
International Equity Index Fund 25,537 — 23,122 — 282,656 — 331,315
International Small Company Fund 16,645 — 60,530 — 225,784 — 302,959
Opportunistic Municipal Fund — 98 — (992) 12,736 (125) 11,717
Origin Emerging Markets Fund 58,122 — 68,160 — 273,363 — 399,645
Small- MidCap Dividend Income Fund 485 — — (10,245) 372,266 — 362,506
Small- MidCap Growth Fund 1,454 — 1,326 — 2,127 — 4,907
Spectrum Preferred and Capital Securities Income Fund 4,676 — — (46,677) 552,169 63,193 573,361
Short-Term Long-Term Total
Diversified Real Asset Fund $ 14,609 $ — $ 14,609
Opportunistic Municipal Fund 950 42 992
Small- MidCap Dividend Income Fund — 10,245 10,245
Spectrum Preferred and Capital Securities Income Fund 2,508 44,169 46,677
Utilized
Diversified Real Asset Fund $ 193,663
Global Multi-Strategy Fund 19,251
International Small Company Fund 48,656
Opportunistic Municipal Fund 1,129
Origin Emerging Markets Fund 63,076
Spectrum Preferred and Capital Securities Income Fund 34,305
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (54,151) $ 54,151
Bond Market Index Fund (27,054) 27,054
Diversified Real Asset Fund (7,777) 7,777
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021

Federal Income Tax Basis. As of August 31, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Edge MidCap Fund $ (50,513) $ 50,513
Global Multi-Strategy Fund 523 (523)
International Equity Index Fund (4,342) 4,342
International Small Company Fund (1,542) 1,542
Origin Emerging Markets Fund (1,685) 1,685
Small- MidCap Dividend Income Fund (1,219) 1,219
Spectrum Preferred and Capital Securities Income Fund (404) 404
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 4,781,695 $ (40,317) $ 4,741,378 $ 6,347,798
Bond Market Index Fund 39,360 (5,253) 34,107 926,174
Diversified Real Asset Fund 514,677 (128,828) 385,849 4,060,186
Edge MidCap Fund 170,734 (8,401) 162,333 422,416
Global Multi-Strategy Fund 64,068 (33,932) 30,136 438,4 60
International Equity Index Fund 388,891 (106,315) 282,576 971,344
International Small Company Fund 255,621 (29,865) 225,756 983,520
Opportunistic Municipal Fund
*
14,265 (1,559) 12,706 162,579
Origin Emerging Markets Fund 566,347 (292,944) 273,403 3,621,248
Small- MidCap Dividend Income Fund 380,990 (8,725) 372,265 740,605
Small- MidCap Growth Fund 2,290 (163) 2,127 9,406
Spectrum Preferred and Capital Securities Income Fund 577,360 (25,191) 552,169 7,836,098
* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .17 % Shares Held Value (000's)
Money Market Funds - 0 .17%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
18,610,552 $ 18,611
TOTAL INVESTMENT COMPANIES $ 18,611
COMMON STOCKS - 100 .07 % Shares Held Value (000's)
Aerospace & Defense - 3 .64%
TransDigm Group Inc
(b)
663,859 $ 403,274
Chemicals - 1 .33%
Linde PLC 337,179 106,073
Sherwin-Williams Co/The 134,682 40,899
$ 146,972
Commercial Services - 6 .58%
CoStar Group Inc
(b)
1,695,313 143,661
PayPal Holdings Inc
(b)
1,594,052 460,139
S&P Global Inc 280,793 124,621
$ 728,421
Diversified Financial Services - 8 .93%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
62,940 3,845
Charles Schwab Corp/The 1,248,300 90,939
Mastercard Inc 1,304,734 451,738
Visa Inc 1,927,642 441,623
$ 988,145
Healthcare - Products - 5 .92%
Danaher Corp 1,052,756 341,261
IDEXX Laboratories Inc
(b)
126,959 85,540
Intuitive Surgical Inc
(b)
216,057 227,629
$ 654,430
Insurance - 0 .56%
Progressive Corp/The 639,996 61,657
Internet - 24 .13%
Alphabet Inc - A Shares
(b)
47,611 137,784
Alphabet Inc - C Shares
(b)
221,947 645,697
Amazon.com Inc
(b)
284,282 986,683
Etsy Inc
(b)
258,871 55,983
Facebook Inc
(b)
1,282,837 486,683
Netflix Inc
(b)
563,636 320,816
Spotify Technology SA
(b)
153,725 36,024
$ 2,669,670
Lodging - 1 .66%
Hilton Worldwide Holdings Inc
(b)
1,467,795 183,269
Media - 3 .77%
Charter Communications Inc
(b)
404,321 330,193
Liberty Broadband Corp - C Shares
(b)
452,471 86,567
$ 416,760
Pharmaceuticals - 0 .85%
Zoetis Inc 460,107 94,120
Private Equity - 5 .48%
Brookfield Asset Management Inc 8,996,169 499,737
KKR & Co Inc 1,651,334 106,165
$ 605,902
REITs - 3 .59%
American Tower Corp 1,360,699 397,555
Retail - 2 .86%
CarMax Inc
(b)
611,003 76,504
Costco Wholesale Corp 184,670 84,115
O'Reilly Automotive Inc
(b)
94,144 55,929
Starbucks Corp 849,247 99,778
$ 316,326
Semiconductors - 3 .13%
NVIDIA Corp 1,545,210 345,895
Software - 27 .64%
Adobe Inc
(b)
818,639 543,331
Autodesk Inc
(b)
510,835 158,405
Intuit Inc 934,183 528,850
Microsoft Corp 3,199,403 965,836
Roper Technologies Inc 336,116 162,438
salesforce.com Inc
(b)
1,900,201 504,066
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(b)
58,864 $ 17,915
Twilio Inc
(b)
496,771 177,328
$ 3,058,169
TOTAL COMMON STOCKS $ 11,070,565
Total Investments $ 11,089,176
Other Assets and Liabilities -  (0.24)% (26,749)
TOTAL NET ASSETS - 100.00% $ 11,062,427
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 30 .77%
Communications 27 .90%
Financial 18 .56%
Consumer, Non-cyclical 13 .35%
Consumer, Cyclical 4 .52%
Industrial 3 .64%
Basic Materials 1 .33%
Money Market Funds 0 .17%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2021
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,250 $ 1,158,610 $ 1,151,249 $ 18,611
$ 11,250 $ 1,158,610 $ 1,151,249 $ 18,611
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 9.70% Shares Held Value (000's)
Exchange-Traded Funds - 0.68%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
45,000 $ 6,08 8
Money Market Funds - 9.02%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,246,754 3,24 7
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
77,788,559 77,789
$ 81,03 6
TOTAL INVESTMENT COMPANIES $ 87,124
BONDS - 31.45%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 61
Omnicom Group Inc
2.45%, 04/30/2030 155 159
2.60%, 08/01/2031 35 36
WPP Finance 2010
3.75%, 09/19/2024 75 81
$ 337
Aerospace & Defense - 0.60%
Boeing Co/The
2.70%, 02/01/2027 110 114
2.75%, 02/01/2026 85 89
2.80%, 03/01/2024 200 209
2.95%, 02/01/2030 140 144
3.25%, 02/01/2028 85 91
3.50%, 03/01/2039 200 203
3.63%, 02/01/2031 85 92
3.95%, 08/01/2059 290 302
4.51%, 05/01/2023 630 667
5.04%, 05/01/2027 315 363
5.71%, 05/01/2040 120 155
5.81%, 05/01/2050 155 210
5.88%, 02/15/2040 100 130
General Dynamics Corp
1.15%, 06/01/2026
(e)
60 61
2.25%, 06/01/2031 60 62
3.25%, 04/01/2025 80 86
3.50%, 05/15/2025 235 257
4.25%, 04/01/2040 155 193
L3Harris Technologies Inc
1.80%, 01/15/2031 35 34
Lockheed Martin Corp
4.07%, 12/15/2042 105 129
4.09%, 09/15/2052 162 205
4.70%, 05/15/2046 75 101
Northrop Grumman Corp
3.20%, 02/01/2027 130 142
Raytheon Technologies Corp
1.90%, 09/01/2031 155 153
2.82%, 09/01/2051 150 148
3.20%, 03/15/2024 75 80
4.13%, 11/16/2028 270 311
4.70%, 12/15/2041 350 445
6.13%, 07/15/2038 46 66
Teledyne Technologies Inc
0.95%, 04/01/2024 60 60
2.25%, 04/01/2028 60 61
$ 5,363
Agriculture - 0.31%
Altria Group Inc
2.35%, 05/06/2025 65 68
2.45%, 02/04/2032 60 59
3.40%, 05/06/2030 125 134
3.70%, 02/04/2051 60 58
4.00%, 02/04/2061 60 59
5.38%, 01/31/2044 25 30
5.80%, 02/14/2039 350 438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
2.26%, 03/25/2028 $ 150 $ 151
2.73%, 03/25/2031 150 149
2.79%, 09/06/2024 210 221
3.46%, 09/06/2029 210 224
3.98%, 09/25/2050 150 148
BAT International Finance PLC
1.67%, 03/25/2026 150 151
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 62
Philip Morris International Inc
0.88%, 05/01/2026 85 84
1.75%, 11/01/2030 85 83
4.13%, 03/04/2043 300 341
Reynolds American Inc
4.45%, 06/12/2025 220 244
5.70%, 08/15/2035 50 61
5.85%, 08/15/2045 50 62
$ 2,827
Airlines - 0.08%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 129 131
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 291 292
Southwest Airlines Co
3.00%, 11/15/2026 80 86
5.25%, 05/04/2025 130 147
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 67 68
$ 724
Apparel - 0.04%
NIKE Inc
2.40%, 03/27/2025 155 164
3.25%, 03/27/2040 155 173
$ 337
Automobile Manufacturers - 0.37%
American Honda Finance Corp
0.55%, 07/12/2024 55 55
0.65%, 09/08/2023 150 151
1.20%, 07/08/2025 160 161
1.95%, 05/10/2023 155 159
Cummins Inc
4.88%, 10/01/2043 25 33
General Motors Co
4.88%, 10/02/2023 80 87
5.15%, 04/01/2038 160 193
5.20%, 04/01/2045 85 104
5.40%, 04/01/2048 65 82
6.25%, 10/02/2043 75 103
General Motors Financial Co Inc
1.05%, 03/08/2024 60 60
1.25%, 01/08/2026 55 55
1.50%, 06/10/2026 60 60
1.70%, 08/18/2023 320 326
2.35%, 01/08/2031 55 54
2.40%, 04/10/2028 60 61
2.70%, 06/10/2031 60 61
4.00%, 10/06/2026 75 83
PACCAR Financial Corp
0.35%, 08/11/2023 160 160
0.35%, 02/02/2024 60 60
1.80%, 02/06/2025 100 104
Toyota Motor Corp
1.34%, 03/25/2026 115 116

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
0.35%, 10/14/2022 $ 95 $ 95
0.45%, 01/11/2024 55 55
0.50%, 08/14/2023 160 161
0.50%, 06/18/2024 60 60
0.80%, 10/16/2025 55 55
1.15%, 08/13/2027 160 159
1.65%, 01/10/2031
(e)
55 55
1.80%, 02/13/2025 155 160
2.00%, 10/07/2024 145 151
$ 3,279
Automobile Parts & Equipment - 0.04%
BorgWarner Inc
4.38%, 03/15/2045 300 357
Banks - 5.70%
Banco Santander SA
1.85%, 03/25/2026 200 203
2.75%, 05/28/2025 200 211
3.49%, 05/28/2030 200 218
Bank of America Corp
0.52%, 06/14/2024
(f)
210 210
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
205 206
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
115 116
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
150 150
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
310 311
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
210 212
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
115 117
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
250 245
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 201
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(f)
365 376
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(f)
60 61
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
115 116
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(f)
300 314
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 75
2.65%, 03/11/2032
(f)
175 181
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 458
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
75 74
Secured Overnight Financing Rate + 1.88%
2.97%, 07/21/2052
(f)
115 116
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 382
3.31%, 04/22/2042
(f)
115 124
Secured Overnight Financing Rate + 1.58%
3.46%, 03/15/2025
(f)
500 534
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(f)
60 67
Secured Overnight Financing Rate + 1.65%
3.86%, 07/23/2024
(f)
200 212
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 130
3 Month USD LIBOR + 1.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.97%, 03/05/2029
(f)
$ 75 $ 85
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 98
4.10%, 07/24/2023 75 80
4.33%, 03/15/2050
(f)
255 319
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 101
5.88%, 02/07/2042 60 88
6.11%, 01/29/2037 250 344
Bank of Montreal
0.95%, 01/22/2027
(f)
55 54
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 165
2.55%, 11/06/2022 75 77
3.30%, 02/05/2024 350 373
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 245
0.50%, 04/26/2024 150 150
0.75%, 01/28/2026 60 60
1.65%, 07/14/2028 245 248
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 150
1.05%, 03/02/2026 60 60
1.30%, 06/11/2025 155 157
2.00%, 11/15/2022 150 153
2.15%, 08/01/2031 60 61
4.50%, 12/16/2025 60 68
Barclays PLC
2.65%, 06/24/2031
(f)
310 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 200 202
3.81%, 03/10/2042
(f)
200 218
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 427
4.97%, 05/16/2029
(f)
200 235
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 55
1.25%, 06/22/2026 60 60
Citigroup Inc
0.78%, 10/30/2024
(f)
130 130
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
385 387
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
60 59
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
185 186
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
155 158
Secured Overnight Financing Rate + 1.67%
2.56%, 05/01/2032
(f)
200 206
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 320
Secured Overnight Financing Rate + 2.11%
2.98%, 11/05/2030
(f)
150 160
Secured Overnight Financing Rate + 1.42%
3.52%, 10/27/2028
(f)
125 137
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 122
3.88%, 01/24/2039
(f)
220 256
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 124

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.30%, 11/20/2026 $ 75 $ 85
4.45%, 09/29/2027 75 86
4.65%, 07/30/2045 115 150
6.68%, 09/13/2043 360 561
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 261
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 250
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 500
0.52%, 08/09/2023 250 251
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
150 154
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(f)
150 155
Secured Overnight Financing Rate + 1.72%
3.95%, 02/27/2023 100 105
4.10%, 01/13/2026 250 274
Fifth Third Bank NA
1.80%, 01/30/2023 250 255
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
115 115
Secured Overnight Financing Rate + 0.54%
0.66%, 09/10/2024
(f)
115 115
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(f)
115 115
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
245 244
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(f)
395 392
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
115 115
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
60 60
Secured Overnight Financing Rate + 0.82%
1.99%, 01/27/2032
(f)
640 627
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(f)
85 86
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(f)
115 119
Secured Overnight Financing Rate + 1.28%
2.91%, 07/21/2042
(f)
115 116
Secured Overnight Financing Rate + 1.47%
3.21%, 04/22/2042
(f)
60 63
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(f)
75 80
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 350
3.75%, 02/25/2026 75 83
3.81%, 04/23/2029
(f)
75 84
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 122
4.41%, 04/23/2039
(f)
175 214
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 198
6.25%, 02/01/2041 220 327
6.75%, 10/01/2037 210 306
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
240 243
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
300 303
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
310 319
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 201
Secured Overnight Financing Rate + 1.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
2.63%, 11/07/2025
(f)
$ 225 $ 236
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(f)
200 209
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 500 556
3.97%, 05/22/2030
(f)
300 336
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(f)
240 277
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 140
HSBC USA Inc
3.50%, 06/23/2024 500 539
Huntington National Bank/The
1.80%, 02/03/2023 325 332
ING Groep NV
3.55%, 04/09/2024 300 322
4.55%, 10/02/2028 300 354
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
60 60
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
195 196
Secured Overnight Financing Rate + 0.60%
0.77%, 08/09/2025
(f)
115 115
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(f)
370 371
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
115 115
Secured Overnight Financing Rate + 0.58%
1.04%, 02/04/2027
(f)
115 114
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
135 134
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(f)
220 224
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
115 116
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 131
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(f)
115 113
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(f)
155 160
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(f)
255 259
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
145 150
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
220 227
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
320 333
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(f)
65 63
Secured Overnight Financing Rate + 1.51%
2.58%, 04/22/2032
(f)
115 119
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(f)
95 101
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
235 248
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
235 246
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 125
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 221
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(f)
75 79
3 Month USD LIBOR + 0.73%

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.80%, 07/23/2024
(f)
$ 180 $ 191
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 92
3.88%, 09/10/2024 75 82
4.01%, 04/23/2029
(f)
350 397
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(f)
230 264
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 521
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
Secured Overnight Financing Rate + 0.34%
KeyCorp
2.25%, 04/06/2027 110 115
Korea Development Bank/The
0.40%, 06/19/2024 200 199
0.80%, 04/27/2026 200 198
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(d)
250 190
0.25%, 10/19/2023 305 305
0.25%, 03/08/2024 175 174
0.38%, 07/18/2025 315 312
0.50%, 09/20/2024 175 175
0.63%, 01/22/2026 155 154
2.13%, 01/17/2023 775 796
2.38%, 12/29/2022 440 453
2.50%, 11/20/2024 500 531
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 175 176
2.38%, 06/10/2025 230 245
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 648
4.65%, 03/24/2026 475 539
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 202
1.54%, 07/20/2027
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.19%, 02/25/2025 200 208
2.80%, 07/18/2024 200 211
3.20%, 07/18/2029 200 218
3.75%, 07/18/2039 200 230
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 202
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 200
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 207
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(f)
200 211
Secured Overnight Financing Rate + 1.24%
Morgan Stanley
0.53%, 01/25/2024
(f)
100 100
Secured Overnight Financing Rate + 0.46%
0.56%, 11/10/2023
(f)
135 135
Secured Overnight Financing Rate + 0.47%
0.73%, 04/05/2024
(f)
210 211
Secured Overnight Financing Rate + 0.62%
0.79%, 01/22/2025
(f)
115 115
Secured Overnight Financing Rate + 0.51%
0.79%, 05/30/2025
(f)
115 115
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(f)
80 79
Secured Overnight Financing Rate + 0.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
1.51%, 07/20/2027
(f)
$ 115 $ 115
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(f)
155 156
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
135 131
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 93
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 115
Secured Overnight Financing Rate + 1.18%
2.72%, 07/22/2025
(f)
255 268
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
210 209
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 220 229
3.22%, 04/22/2042
(f)
60 64
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
90 100
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 106
3.75%, 02/25/2023 150 157
3.88%, 04/29/2024 75 81
3.95%, 04/23/2027 60 67
4.00%, 07/23/2025 25 28
4.30%, 01/27/2045 320 398
5.00%, 11/24/2025 75 86
6.38%, 07/24/2042 315 487
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 255
Natwest Group PLC
1.64%, 06/14/2027
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
5.08%, 01/27/2030
(f)
400 480
3 Month USD LIBOR + 1.91%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 301
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 126
2.31%, 04/23/2032
(f)
245 252
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 118
Royal Bank of Canada
0.43%, 01/19/2024 115 115
0.50%, 10/26/2023 100 100
1.15%, 07/14/2026 60 60
1.20%, 04/27/2026 115 115
1.95%, 01/17/2023 265 271
Santander Holdings USA Inc
3.40%, 01/18/2023 75 78
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 506
State Street Corp
2.20%, 03/03/2031 60 61
2.35%, 11/01/2025
(f)
110 116
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 50 52
3.30%, 12/16/2024 75 81
3.70%, 11/20/2023 75 81
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 203
2.13%, 07/08/2030 200 201
2.14%, 09/23/2030 150 147
2.35%, 01/15/2025 200 209

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
(continued)
3.01%, 10/19/2026 $ 75 $ 81
3.04%, 07/16/2029 200 215
3.45%, 01/11/2027 165 182
Toronto-Dominion Bank/The
0.25%, 01/06/2023 110 110
0.45%, 09/11/2023 240 240
0.75%, 06/12/2023 125 126
1.15%, 06/12/2025 125 126
1.20%, 06/03/2026 60 60
Truist Bank
1.25%, 03/09/2023 250 254
Truist Financial Corp
1.20%, 08/05/2025
(e)
60 61
1.27%, 03/02/2027
(f)
195 196
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
130 132
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 61
4.00%, 05/01/2025 75 83
US Bancorp
1.38%, 07/22/2030 110 106
2.40%, 07/30/2024 190 200
Wells Fargo & Co
0.81%, 05/19/2025
(f)
175 176
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
220 225
Secured Overnight Financing Rate + 1.60%
2.19%, 04/30/2026
(f)
485 504
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
220 229
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(f)
485 508
Secured Overnight Financing Rate + 2.53%
3.55%, 09/29/2025 75 82
3.58%, 05/22/2028
(f)
375 416
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 318
4.90%, 11/17/2045 75 97
5.38%, 11/02/2043 185 249
Westpac Banking Corp
1.15%, 06/03/2026 60 60
2.00%, 01/13/2023 155 159
2.15%, 06/03/2031 60 61
2.35%, 02/19/2025 150 158
2.89%, 02/04/2030
(f)
155 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 51,197
Beverages - 0.59%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 250 308
4.90%, 02/01/2046 250 319
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 91
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 145
4.35%, 06/01/2040 130 156
4.50%, 06/01/2050 130 162
4.60%, 04/15/2048 35 43
4.75%, 04/15/2058 75 95
4.95%, 01/15/2042 25 32
5.45%, 01/23/2039 200 264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
(continued)
5.80%, 01/23/2059 $ 210 $ 311
8.20%, 01/15/2039 60 101
Coca-Cola Co/The
1.00%, 03/15/2028 265 259
1.50%, 03/05/2028 60 60
1.75%, 09/06/2024 140 146
2.25%, 01/05/2032 60 62
2.50%, 06/01/2040 140 140
2.50%, 03/15/2051 115 112
2.60%, 06/01/2050 140 139
2.88%, 05/05/2041 60 63
3.00%, 03/05/2051 90 96
Constellation Brands Inc
2.25%, 08/01/2031 150 150
3.15%, 08/01/2029 90 97
Diageo Capital PLC
2.13%, 10/24/2024 200 209
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 171
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 61
3.35%, 03/15/2051 60 64
4.42%, 05/25/2025 75 84
4.99%, 05/25/2038 250 319
Molson Coors Beverage Co
3.00%, 07/15/2026 105 113
4.20%, 07/15/2046 250 282
PepsiCo Inc
0.40%, 10/07/2023 100 100
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 130 127
2.75%, 03/01/2023 75 78
2.85%, 02/24/2026 90 97
2.88%, 10/15/2049 145 152
$ 5,304
Biotechnology - 0.32%
Amgen Inc
1.65%, 08/15/2028 125 125
2.00%, 01/15/2032 120 118
2.25%, 08/19/2023 60 62
2.45%, 02/21/2030 155 160
3.00%, 01/15/2052 120 120
3.15%, 02/21/2040 155 164
3.38%, 02/21/2050 155 165
5.15%, 11/15/2041 113 148
Biogen Inc
4.05%, 09/15/2025 160 178
5.20%, 09/15/2045 30 41
Gilead Sciences Inc
1.65%, 10/01/2030 150 146
2.60%, 10/01/2040 75 73
2.80%, 10/01/2050 150 146
2.95%, 03/01/2027 240 259
3.50%, 02/01/2025 75 81
3.65%, 03/01/2026 75 83
4.15%, 03/01/2047 25 30
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 154
Royalty Pharma PLC
0.75%, 09/02/2023 155 156
1.75%, 09/02/2027 155 155
2.20%, 09/02/2030 155 154
3.30%, 09/02/2040 155 157
$ 2,875

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.17%
Carrier Global Corp
2.24%, 02/15/2025 $ 155 $ 162
2.49%, 02/15/2027 155 163
3.38%, 04/05/2040 155 166
3.58%, 04/05/2050 155 169
Johnson Controls International plc
5.13%, 09/14/2045 47 63
Martin Marietta Materials Inc
0.65%, 07/15/2023 60 60
2.50%, 03/15/2030 155 160
3.20%, 07/15/2051 60 62
Masco Corp
1.50%, 02/15/2028 60 59
Owens Corning
4.30%, 07/15/2047 150 176
Vulcan Materials Co
3.50%, 06/01/2030 295 328
$ 1,568
Chemicals - 0.34%
Dow Chemical Co/The
2.10%, 11/15/2030 160 161
3.60%, 11/15/2050 160 176
DuPont de Nemours Inc
4.21%, 11/15/2023 50 54
5.32%, 11/15/2038 145 192
5.42%, 11/15/2048 185 262
Eastman Chemical Co
4.65%, 10/15/2044 75 92
Ecolab Inc
1.30%, 01/30/2031 150 144
2.13%, 08/15/2050 150 137
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 62
Linde Inc/CT
1.10%, 08/10/2030 160 151
LYB International Finance II BV
3.50%, 03/02/2027 300 330
LYB International Finance III LLC
1.25%, 10/01/2025 65 65
2.25%, 10/01/2030 130 132
3.63%, 04/01/2051 130 141
4.20%, 10/15/2049 160 188
Mosaic Co/The
4.25%, 11/15/2023 300 321
5.63%, 11/15/2043 25 33
Nutrien Ltd
1.90%, 05/13/2023 95 97
3.00%, 04/01/2025 150 159
PPG Industries Inc
1.20%, 03/15/2026 60 60
Westlake Chemical Corp
3.13%, 08/15/2051 60 58
$ 3,015
Commercial Mortgage Backed Securities - 0.78%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(g)
500 535
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 504
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 971
Fannie Mae-Aces
2.51%, 11/25/2022
(g)
699 710
3.08%, 12/25/2027
(g)
998 1,097
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 $ 145 $ 145
3.17%, 10/25/2024 1,000 1,075
3.21%, 03/25/2025 1,248 1,351
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 166 167
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 418 434
$ 6,989
Commercial Services - 0.24%
American University/The
3.67%, 04/01/2049 35 41
Automatic Data Processing Inc
1.70%, 05/15/2028 60 61
California Institute of Technology
4.32%, 08/01/2045 50 66
Global Payments Inc
1.20%, 03/01/2026 45 45
2.65%, 02/15/2025 140 147
3.20%, 08/15/2029 140 150
4.15%, 08/15/2049 70 81
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 223
4.68%, 07/01/2114 100 152
Moody's Corp
2.55%, 08/18/2060 160 144
5.25%, 07/15/2044 90 123
PayPal Holdings Inc
1.35%, 06/01/2023 155 158
2.20%, 09/26/2022 145 148
2.40%, 10/01/2024 145 153
2.85%, 10/01/2029 145 156
S&P Global Inc
1.25%, 08/15/2030 160 152
2.50%, 12/01/2029 55 58
3.25%, 12/01/2049 55 60
University of Southern California
5.25%, 10/01/2111 20 32
$ 2,150
Computers - 0.74%
Apple Inc
0.70%, 02/08/2026 275 273
1.20%, 02/08/2028 285 282
1.40%, 08/05/2028 60 60
1.65%, 02/08/2031 140 139
1.70%, 08/05/2031 115 114
2.38%, 02/08/2041 140 137
2.40%, 01/13/2023 75 77
2.40%, 05/03/2023 75 78
2.40%, 08/20/2050 210 199
2.55%, 08/20/2060 105 99
2.65%, 02/08/2051 140 139
2.70%, 08/05/2051 85 85
2.80%, 02/08/2061 140 140
2.95%, 09/11/2049 140 146
3.20%, 05/11/2027 110 122
3.75%, 11/13/2047 195 230
4.38%, 05/13/2045 80 102
4.65%, 02/23/2046 170 226
Dell International LLC / EMC Corp
4.00%, 07/15/2024 300 326
5.30%, 10/01/2029 300 365
5.45%, 06/15/2023 105 113
6.02%, 06/15/2026 300 358
8.35%, 07/15/2046 105 172

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
DXC Technology Co
4.75%, 04/15/2027 $ 100 $ 115
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 463
2.25%, 04/01/2023 140 144
4.45%, 10/02/2023 160 173
4.90%, 10/15/2025 200 228
6.20%, 10/15/2035 75 102
HP Inc
1.45%, 06/17/2026
(h)
60 60
3.00%, 06/17/2027 140 151
6.00%, 09/15/2041 355 469
International Business Machines Corp
3.50%, 05/15/2029 160 179
4.15%, 05/15/2039 195 234
4.70%, 02/19/2046 145 191
NetApp Inc
2.38%, 06/22/2027 155 162
$ 6,653
Consumer Products - 0.03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 241
Cosmetics & Personal Care - 0.13%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 162
Procter & Gamble Co/The
0.55%, 10/29/2025 180 179
1.20%, 10/29/2030 280 270
3.55%, 03/25/2040 155 183
Unilever Capital Corp
1.38%, 09/14/2030 150 146
2.60%, 05/05/2024 200 211
$ 1,151
Diversified Financial Services - 0.74%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 148
2.88%, 08/14/2024 225 235
Air Lease Corp
2.10%, 09/01/2028 115 113
2.25%, 01/15/2023 195 200
2.30%, 02/01/2025 585 605
Ally Financial Inc
1.45%, 10/02/2023 55 56
8.00%, 11/01/2031 170 249
American Express Co
2.50%, 07/30/2024 220 232
2.65%, 12/02/2022 75 77
Brookfield Finance Inc
2.72%, 04/15/2031 60 62
3.50%, 03/30/2051 150 158
Capital One Financial Corp
2.36%, 07/29/2032
(f)
60 60
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 65
3.30%, 10/30/2024 75 81
Charles Schwab Corp/The
0.90%, 03/11/2026 140 140
1.15%, 05/13/2026 60 60
1.65%, 03/11/2031 140 137
1.95%, 12/01/2031 60 60
2.00%, 03/20/2028 115 118
CME Group Inc
3.00%, 09/15/2022 50 51
Discover Financial Services
4.10%, 02/09/2027 75 84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 $ 315 $ 382
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 161
1.85%, 09/15/2032 120 116
2.65%, 09/15/2040 160 156
3.00%, 09/15/2060 160 158
3.75%, 12/01/2025 75 83
Legg Mason Inc
5.63%, 01/15/2044 25 35
Mastercard Inc
2.95%, 03/15/2051 60 63
3.35%, 03/26/2030 75 85
3.38%, 04/01/2024 150 161
Nasdaq Inc
2.50%, 12/21/2040 55 52
Nomura Holdings Inc
1.85%, 07/16/2025 315 322
2.68%, 07/16/2030 315 322
Synchrony Financial
4.25%, 08/15/2024 290 315
4.50%, 07/23/2025 575 640
Visa Inc
1.10%, 02/15/2031 160 152
1.90%, 04/15/2027 80 83
2.00%, 08/15/2050 160 142
2.70%, 04/15/2040 155 161
2.80%, 12/14/2022 75 77
$ 6,657
Electric - 2.02%
AEP Texas Inc
2.10%, 07/01/2030 160 159
3.45%, 01/15/2050 50 53
3.45%, 05/15/2051 60 64
AEP Transmission Co LLC
2.75%, 08/15/2051 60 59
AES Corp/The
2.45%, 01/15/2031 60 61
Alabama Power Co
1.45%, 09/15/2030 155 150
3.13%, 07/15/2051 60 63
Ameren Corp
1.75%, 03/15/2028 60 60
Ameren Illinois Co
1.55%, 11/15/2030 65 63
3.25%, 03/15/2050 75 82
American Electric Power Co Inc
1.00%, 11/01/2025 15 15
2.30%, 03/01/2030 155 156
Arizona Public Service Co
2.60%, 08/15/2029 90 95
2.65%, 09/15/2050 150 141
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 61
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 65 63
2.85%, 05/15/2051 85 83
3.80%, 07/15/2048 125 143
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 67
CenterPoint Energy Inc
1.45%, 06/01/2026 60 60
2.95%, 03/01/2030 100 107
3.70%, 09/01/2049 60 66

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(f)
$ 60 $ 61
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 161
3.13%, 03/15/2051 60 64
4.70%, 01/15/2044 150 195
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 60
2.05%, 07/01/2031 60 61
3.20%, 03/15/2027 140 155
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 56
3.00%, 12/01/2060 65 62
3.70%, 11/15/2059 80 87
3.88%, 06/15/2047 300 341
Consumers Energy Co
2.50%, 05/01/2060 155 142
Dominion Energy Inc
1.45%, 04/15/2026 60 60
3.30%, 04/15/2041 60 64
3.38%, 04/01/2030 155 170
DTE Electric Co
1.90%, 04/01/2028 40 41
3.70%, 03/15/2045 200 230
DTE Energy Co
0.55%, 11/01/2022 150 150
1.05%, 06/01/2025 80 80
2.25%, 11/01/2022 145 148
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 172
5.30%, 02/15/2040 125 171
Duke Energy Corp
0.90%, 09/15/2025 150 149
2.65%, 09/01/2026 90 96
3.15%, 08/15/2027 90 98
3.30%, 06/15/2041 60 62
3.50%, 06/15/2051 60 63
Duke Energy Florida LLC
1.75%, 06/15/2030 155 153
2.50%, 12/01/2029 125 132
3.40%, 10/01/2046 200 221
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 152
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 157
Duke Energy Progress LLC
2.50%, 08/15/2050 160 150
Emera US Finance LP
4.75%, 06/15/2046 75 89
Entergy Arkansas LLC
2.65%, 06/15/2051 45 43
Entergy Corp
1.90%, 06/15/2028 35 35
2.40%, 06/15/2031 60 60
Entergy Louisiana LLC
2.90%, 03/15/2051 35 35
3.10%, 06/15/2041 60 64
3.12%, 09/01/2027 200 219
Entergy Texas Inc
1.75%, 03/15/2031 150 144
4.00%, 03/30/2029 170 193
Evergy Inc
2.45%, 09/15/2024 140 146
Evergy Metro Inc
2.25%, 06/01/2030 155 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
0.80%, 08/15/2025 $ 160 $ 158
1.65%, 08/15/2030 160 155
Exelon Corp
4.95%, 06/15/2035 320 398
Florida Power & Light Co
3.70%, 12/01/2047 70 84
4.05%, 10/01/2044 145 178
5.65%, 02/01/2037 250 347
Georgia Power Co
2.20%, 09/15/2024 140 146
3.25%, 03/30/2027 750 814
Interstate Power and Light Co
2.30%, 06/01/2030 40 41
Kentucky Utilities Co
3.30%, 06/01/2050 155 167
MidAmerican Energy Co
3.15%, 04/15/2050 145 154
Mississippi Power Co
4.25%, 03/15/2042 30 36
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 244
1.00%, 06/15/2026 60 60
2.85%, 01/27/2025 100 106
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 60 60
1.90%, 06/15/2028 45 46
2.25%, 06/01/2030 250 255
2.75%, 11/01/2029 105 111
Northern States Power Co/MN
2.25%, 04/01/2031 60 62
2.60%, 06/01/2051 155 151
2.90%, 03/01/2050 70 73
5.35%, 11/01/2039 30 42
Ohio Power Co
1.63%, 01/15/2031 265 258
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 147
3.10%, 09/15/2049 195 209
Pacific Gas and Electric Co
1.37%, 03/10/2023 60 60
2.10%, 08/01/2027 605 585
2.50%, 02/01/2031 130 122
3.30%, 08/01/2040 155 143
3.50%, 08/01/2050 200 180
4.20%, 06/01/2041 60 59
PacifiCorp
2.90%, 06/15/2052 60 60
PECO Energy Co
2.38%, 09/15/2022 105 107
2.80%, 06/15/2050 110 111
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 74
Public Service Co of Colorado
1.88%, 06/15/2031 45 45
2.70%, 01/15/2051 95 96
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 142
3.15%, 01/01/2050 155 167
3.65%, 09/01/2028 200 227
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 317
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 146
3.32%, 04/15/2050 155 167
4.50%, 08/15/2040 175 218
Sempra Energy
4.00%, 02/01/2048 70 79

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
0.70%, 04/03/2023 $ 115 $ 115
2.25%, 06/01/2030 155 155
2.85%, 08/01/2029 100 105
4.00%, 04/01/2047 70 74
5.50%, 03/15/2040 350 441
5.95%, 02/01/2038 30 39
Southern Co/The
1.75%, 03/15/2028 60 60
2.95%, 07/01/2023 105 109
3.75%, 09/15/2051
(f)
40 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 10
4.95%, 12/15/2046 35 43
Southwestern Public Service Co
4.50%, 08/15/2041 300 374
Tampa Electric Co
3.45%, 03/15/2051 100 110
Tucson Electric Power Co
1.50%, 08/01/2030 105 101
3.25%, 05/01/2051 60 63
Union Electric Co
2.15%, 03/15/2032 60 61
2.63%, 03/15/2051 130 127
Virginia Electric and Power Co
2.45%, 12/15/2050 145 135
8.88%, 11/15/2038 225 404
WEC Energy Group Inc
0.55%, 09/15/2023 150 150
1.38%, 10/15/2027 130 128
3.55%, 06/15/2025 59 64
Xcel Energy Inc
0.50%, 10/15/2023 75 75
2.60%, 12/01/2029 140 147
$ 18,119
Electrical Components & Equipment - 0.02%
Emerson Electric Co
0.88%, 10/15/2026 225 222
Electronics - 0.09%
Agilent Technologies Inc
2.10%, 06/04/2030 155 155
2.30%, 03/12/2031 60 61
Arrow Electronics Inc
4.50%, 03/01/2023 30 31
Honeywell International Inc
1.10%, 03/01/2027 60 60
1.35%, 06/01/2025 80 82
1.75%, 09/01/2031 60 60
2.80%, 06/01/2050
(e)
155 162
3.81%, 11/21/2047 100 121
Jabil Inc
1.70%, 04/15/2026 60 61
Tyco Electronics Group SA
7.13%, 10/01/2037 37 57
$ 850
Environmental Control - 0.07%
Republic Services Inc
1.75%, 02/15/2032 35 34
2.30%, 03/01/2030 85 87
3.38%, 11/15/2027 175 193
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
0.75%, 11/15/2025 $ 210 $ 209
2.00%, 06/01/2029 60 61
2.50%, 11/15/2050 75 71
$ 655
Federal & Federally Sponsored Credit - 0.01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 115
Finance - Mortgage Loan/Banker - 1.29%
Fannie Mae
0.50%, 06/17/2025 1,060 1,057
0.50%, 11/07/2025 135 134
0.75%, 10/08/2027 400 394
0.88%, 08/05/2030
(e)
310 297
1.38%, 09/06/2022 300 304
2.50%, 02/05/2024 1,000 1,054
5.63%, 07/15/2037 65 100
6.63%, 11/15/2030 230 334
7.13%, 01/15/2030 250 365
7.25%, 05/15/2030 249 370
Federal Home Loan Banks
0.13%, 10/21/2022 955 955
0.13%, 03/17/2023 280 280
0.13%, 06/02/2023 115 115
0.38%, 09/04/2025 150 148
2.50%, 02/13/2024 500 527
3.25%, 11/16/2028 150 172
5.50%, 07/15/2036 370 552
Freddie Mac
0.13%, 10/16/2023 205 205
0.25%, 06/26/2023 1,315 1,316
0.25%, 08/24/2023 310 310
0.25%, 09/08/2023 460 461
0.25%, 11/06/2023 150 150
0.25%, 12/04/2023 110 110
0.38%, 09/23/2025 1,455 1,440
6.25%, 07/15/2032 280 417
6.75%, 03/15/2031 43 64
$ 11,631
Food - 0.30%
Campbell Soup Co
4.15%, 03/15/2028 185 211
Conagra Brands Inc
1.38%, 11/01/2027 100 98
4.85%, 11/01/2028 140 167
5.30%, 11/01/2038 85 110
5.40%, 11/01/2048 85 116
General Mills Inc
4.00%, 04/17/2025 75 83
Hershey Co/The
1.70%, 06/01/2030 155 155
2.65%, 06/01/2050 185 186
Kellogg Co
2.10%, 06/01/2030 155 156
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 13
Kroger Co/The
1.70%, 01/15/2031 60 58
4.45%, 02/01/2047 25 30
5.15%, 08/01/2043 300 396
5.40%, 07/15/2040 30 40
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 59
1.85%, 02/15/2031 60 59
Mondelez International Inc
1.50%, 02/04/2031 165 158
2.63%, 09/04/2050 165 157

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp
4.85%, 10/01/2045 $ 250 $ 317
Tyson Foods Inc
3.55%, 06/02/2027 75 84
$ 2,653
Forest Products & Paper - 0.09%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 347
Georgia-Pacific LLC
7.75%, 11/15/2029 20 29
8.00%, 01/15/2024 400 469
$ 845
Gas - 0.17%
Atmos Energy Corp
1.50%, 01/15/2031 150 144
3.38%, 09/15/2049 145 160
4.13%, 10/15/2044 140 167
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 146
NiSource Inc
0.95%, 08/15/2025 320 318
3.60%, 05/01/2030 160 178
ONE Gas Inc
0.85%, 03/11/2023 60 60
Southern California Gas Co
2.55%, 02/01/2030 155 162
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 154
Washington Gas Light Co
3.65%, 09/15/2049 25 29
$ 1,518
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.75%, 11/15/2050 85 84
Healthcare - Products - 0.25%
Abbott Laboratories
1.15%, 01/30/2028 250 246
4.75%, 04/15/2043 300 402
Baxter International Inc
1.73%, 04/01/2031 85 83
Boston Scientific Corp
1.90%, 06/01/2025 155 160
Danaher Corp
2.60%, 10/01/2050 150 146
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 153
2.60%, 11/15/2029 150 158
3.25%, 11/15/2039 150 163
Koninklijke Philips NV
5.00%, 03/15/2042 30 40
Medtronic Inc
4.63%, 03/15/2045 86 115
Stryker Corp
3.38%, 11/01/2025 75 82
4.38%, 05/15/2044 25 31
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 65
2.60%, 10/01/2029 145 153
2.80%, 10/15/2041 50 51
4.13%, 03/25/2025 155 171
$ 2,219
Healthcare - Services - 0.70%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 342
Aetna Inc
2.75%, 11/15/2022 250 256
2.80%, 06/15/2023 50 52
3.88%, 08/15/2047 60 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Aetna Inc   (continued)
6.75%, 12/15/2037 $ 205 $ 305
Anthem Inc
0.45%, 03/15/2023 60 60
1.50%, 03/15/2026 60 61
2.88%, 09/15/2029 220 235
3.13%, 05/15/2050 75 78
3.60%, 03/15/2051 60 67
4.10%, 03/01/2028 255 292
4.65%, 01/15/2043 30 38
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 154
HCA Inc
2.38%, 07/15/2031 60 60
3.50%, 07/15/2051 60 61
4.75%, 05/01/2023 500 533
5.25%, 06/15/2026 970 1,121
Humana Inc
1.35%, 02/03/2027 60 60
2.15%, 02/03/2032 60 60
3.13%, 08/15/2029 70 76
4.50%, 04/01/2025 155 173
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 290
Quest Diagnostics Inc
2.95%, 06/30/2030 155 166
UnitedHealth Group Inc
0.55%, 05/15/2024 60 60
1.25%, 01/15/2026 155 157
2.30%, 05/15/2031 60 62
2.38%, 08/15/2024 250 263
2.75%, 05/15/2040 155 159
2.88%, 03/15/2023 250 260
2.88%, 08/15/2029 150 163
2.90%, 05/15/2050 155 160
3.05%, 05/15/2041 60 64
3.25%, 05/15/2051 35 38
4.25%, 06/15/2048 110 139
4.45%, 12/15/2048 95 123
$ 6,256
Home Builders - 0.02%
DR Horton Inc
1.30%, 10/15/2026 60 60
1.40%, 10/15/2027 150 148
$ 208
Home Furnishings - 0.03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 288
Insurance - 0.74%
Aflac Inc
1.13%, 03/15/2026 60 60
Allstate Corp/The
0.75%, 12/15/2025 170 169
1.45%, 12/15/2030 170 164
American International Group Inc
3.75%, 07/10/2025 75 82
4.50%, 07/16/2044 75 93
5.75%, 04/01/2048
(f)
400 462
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 61
2.80%, 05/15/2030 155 164
Aon Corp / Aon Global Holdings PLC
2.90%, 08/23/2051 60 59
Arch Capital Finance LLC
5.03%, 12/15/2046 45 60
Athene Holding Ltd
4.13%, 01/12/2028 575 646

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AXA SA
8.60%, 12/15/2030 $ 30 $ 46
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 127
2.50%, 01/15/2051 90 85
2.85%, 10/15/2050 100 101
4.20%, 08/15/2048 180 224
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 62
Brown & Brown Inc
4.50%, 03/15/2029 300 344
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 288
2.70%, 03/13/2023 300 311
CNA Financial Corp
2.05%, 08/15/2030 160 159
Equitable Holdings Inc
4.35%, 04/20/2028 140 161
5.00%, 04/20/2048 90 117
First American Financial Corp
4.60%, 11/15/2024 300 331
Markel Corp
3.45%, 05/07/2052 75 79
Marsh & McLennan Cos Inc
4.90%, 03/15/2049 110 151
MetLife Inc
4.13%, 08/13/2042 250 303
4.60%, 05/13/2046 195 257
4.88%, 11/13/2043 50 67
Progressive Corp/The
4.35%, 04/25/2044 30 38
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 215
5.20%, 03/15/2044
(f)
400 430
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(f)
100 118
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 96
W R Berkley Corp
4.00%, 05/12/2050 75 88
Willis North America Inc
2.95%, 09/15/2029 50 53
3.88%, 09/15/2049 140 158
$ 6,634
Internet - 0.38%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 197
3.40%, 12/06/2027 260 283
Alphabet Inc
1.10%, 08/15/2030 160 152
1.90%, 08/15/2040 160 148
2.25%, 08/15/2060 160 145
Amazon.com Inc
0.45%, 05/12/2024 210 210
1.65%, 05/12/2028 265 270
2.10%, 05/12/2031 210 215
2.50%, 11/29/2022 75 77
2.50%, 06/03/2050 285 274
2.80%, 08/22/2024 75 80
2.88%, 05/12/2041 210 220
3.10%, 05/12/2051 210 226
3.25%, 05/12/2061 115 126
3.80%, 12/05/2024 75 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc   (continued)
4.25%, 08/22/2057 $ 75 $ 98
Baidu Inc
3.08%, 04/07/2025 200 212
eBay Inc
1.90%, 03/11/2025 155 160
2.60%, 05/10/2031 60 62
3.45%, 08/01/2024 60 64
4.00%, 07/15/2042 20 23
Expedia Group Inc
2.95%, 03/15/2031 45 46
$ 3,370
Iron & Steel - 0.09%
Nucor Corp
2.00%, 06/01/2025 155 160
4.00%, 08/01/2023 250 265
Steel Dynamics Inc
1.65%, 10/15/2027 65 65
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 75 79
Vale Overseas Ltd
6.25%, 08/10/2026 200 241
$ 852
Leisure Products & Services - 0.04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 322
Lodging - 0.05%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 146
3.50%, 08/18/2026 70 74
3.90%, 08/08/2029 140 147
Marriott International Inc/MD
2.85%, 04/15/2031 60 61
$ 428
Machinery - Construction & Mining - 0.13%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 60 60
0.45%, 09/14/2023 120 120
0.45%, 05/17/2024 60 60
0.65%, 07/07/2023 160 161
0.80%, 11/13/2025 65 65
1.10%, 09/14/2027 120 120
1.90%, 09/06/2022 360 366
Caterpillar Inc
3.25%, 09/19/2049 145 161
3.80%, 08/15/2042 50 60
$ 1,173
Machinery - Diversified - 0.24%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 153
Dover Corp
5.38%, 03/01/2041 30 40
John Deere Capital Corp
0.25%, 01/17/2023 60 60
0.40%, 10/10/2023 130 130
0.70%, 07/05/2023 155 156
0.70%, 01/15/2026 225 223
1.05%, 06/17/2026 60 60
1.20%, 04/06/2023 115 117
1.50%, 03/06/2028 60 60
2.00%, 06/17/2031 55 56
2.05%, 01/09/2025 155 162
Otis Worldwide Corp
2.06%, 04/05/2025 155 161
2.57%, 02/15/2030 155 162
3.36%, 02/15/2050 155 169

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
1.75%, 08/15/2031 $ 40 $ 40
2.80%, 08/15/2061 60 60
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 349
$ 2,158
Media - 0.84%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 250 244
2.80%, 04/01/2031 110 113
3.50%, 06/01/2041 115 116
3.70%, 04/01/2051 110 111
3.85%, 04/01/2061 250 249
3.90%, 06/01/2052 60 62
4.40%, 12/01/2061 30 33
4.91%, 07/23/2025 70 79
5.38%, 04/01/2038 50 62
5.75%, 04/01/2048 280 360
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 22
Comcast Corp
1.50%, 02/15/2031 160 153
2.35%, 01/15/2027 155 164
2.45%, 08/15/2052 160 147
2.65%, 02/01/2030 115 121
2.65%, 08/15/2062 160 149
2.94%, 11/01/2056
(h)
130 129
2.99%, 11/01/2063
(h)
410 403
3.10%, 04/01/2025 155 167
3.15%, 03/01/2026 75 81
3.25%, 11/01/2039 230 250
3.55%, 05/01/2028 225 252
3.97%, 11/01/2047 105 123
4.05%, 11/01/2052 47 57
Discovery Communications LLC
2.95%, 03/20/2023 40 41
3.63%, 05/15/2030 60 66
3.95%, 06/15/2025 350 383
3.95%, 03/20/2028 500 559
4.00%, 09/15/2055 91 97
Fox Corp
5.48%, 01/25/2039 110 143
5.58%, 01/25/2049 140 193
Thomson Reuters Corp
5.85%, 04/15/2040 30 42
Time Warner Cable LLC
5.88%, 11/15/2040 260 335
6.55%, 05/01/2037 50 68
7.30%, 07/01/2038 60 87
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 30
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 43
ViacomCBS Inc
4.38%, 03/15/2043 400 468
4.85%, 07/01/2042 300 369
7.88%, 07/30/2030 30 43
Walt Disney Co/The
2.20%, 01/13/2028 155 161
3.38%, 11/15/2026 170 188
3.50%, 05/13/2040 155 174
3.60%, 01/13/2051 155 179
6.40%, 12/15/2035 179 264
$ 7,580
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
3.90%, 01/15/2043 193 224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.08%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 $ 170 $ 208
Newmont Corp
3.70%, 03/15/2023 66 69
6.25%, 10/01/2039 100 144
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 42
Southern Copper Corp
5.88%, 04/23/2045 110 153
Teck Resources Ltd
3.90%, 07/15/2030 115 125
$ 741
Miscellaneous Manufacturers - 0.16%
3M Co
2.38%, 08/26/2029 250 263
3.25%, 08/26/2049
(e)
100 110
Eaton Corp
4.15%, 11/02/2042 95 115
General Electric Co
3.45%, 05/01/2027 80 88
3.63%, 05/01/2030 140 157
Illinois Tool Works Inc
2.65%, 11/15/2026 90 97
Parker-Hannifin Corp
3.50%, 09/15/2022 30 31
Textron Inc
4.00%, 03/15/2026 500 557
$ 1,418
Oil & Gas - 1.20%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 202
2.94%, 04/06/2023 130 135
2.94%, 06/04/2051 60 59
3.00%, 02/24/2050 155 153
3.06%, 06/17/2041 115 118
3.12%, 05/04/2026 110 120
3.19%, 04/06/2025 215 231
3.54%, 04/06/2027 215 238
3.59%, 04/14/2027 200 222
BP Capital Markets PLC
2.50%, 11/06/2022 75 77
3.28%, 09/19/2027 115 127
3.51%, 03/17/2025 75 82
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 504
Cenovus Energy Inc
4.00%, 04/15/2024 500 535
Chevron Corp
2.00%, 05/11/2027 155 161
2.98%, 05/11/2040 40 42
Chevron USA Inc
0.43%, 08/11/2023 240 241
1.02%, 08/12/2027 160 157
2.34%, 08/12/2050 160 148
3.25%, 10/15/2029 290 322
Devon Energy Corp
5.00%, 06/15/2045 75 89
Diamondback Energy Inc
2.88%, 12/01/2024 150 158
3.25%, 12/01/2026 150 161
Equinor ASA
3.00%, 04/06/2027 155 168
3.25%, 11/18/2049 145 157
3.63%, 04/06/2040 155 177
Exxon Mobil Corp
1.57%, 04/15/2023 235 240
2.02%, 08/16/2024 200 209
3.00%, 08/16/2039 150 157

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp   (continued)
4.23%, 03/19/2040 $ 315 $ 381
Hess Corp
4.30%, 04/01/2027 300 333
7.13%, 03/15/2033 21 29
7.30%, 08/15/2031 109 148
Marathon Oil Corp
3.85%, 06/01/2025 500 549
4.40%, 07/15/2027 300 339
Marathon Petroleum Corp
3.63%, 09/15/2024 145 156
5.00%, 09/15/2054 200 243
Phillips 66
1.30%, 02/15/2026 30 30
2.15%, 12/15/2030 110 108
3.85%, 04/09/2025 95 104
5.88%, 05/01/2042 30 41
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 55
1.90%, 08/15/2030 160 154
2.15%, 01/15/2031 55 54
Shell International Finance BV
0.38%, 09/15/2023 150 150
2.00%, 11/07/2024 150 156
2.38%, 04/06/2025 105 110
2.38%, 11/07/2029 150 157
2.88%, 05/10/2026 155 167
3.13%, 11/07/2049 150 158
4.38%, 05/11/2045 325 405
Suncor Energy Inc
2.80%, 05/15/2023 155 161
3.75%, 03/04/2051 60 65
4.00%, 11/15/2047 100 113
6.85%, 06/01/2039 73 107
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 119
3.13%, 05/29/2050 155 160
3.39%, 06/29/2060 115 123
Valero Energy Corp
1.20%, 03/15/2024 150 151
2.85%, 04/15/2025 150 158
6.63%, 06/15/2037 60 82
7.50%, 04/15/2032 60 84
$ 10,740
Oil & Gas Services - 0.13%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 77
3.14%, 11/07/2029 150 163
3.34%, 12/15/2027 135 149
Halliburton Co
3.80%, 11/15/2025 14 15
5.00%, 11/15/2045 230 276
7.45%, 09/15/2039 26 38
NOV Inc
3.60%, 12/01/2029 150 159
Schlumberger Investment SA
2.65%, 06/26/2030 160 168
3.65%, 12/01/2023 75 80
$ 1,125
Packaging & Containers - 0.01%
WRKCo Inc
3.00%, 06/15/2033 80 85
Pharmaceuticals - 1.57%
AbbVie Inc
2.85%, 05/14/2023 40 41
2.95%, 11/21/2026 300 323
3.60%, 05/14/2025 170 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
3.85%, 06/15/2024 $ 90 $ 97
4.05%, 11/21/2039 375 441
4.25%, 11/14/2028 140 162
4.40%, 11/06/2042 25 30
4.45%, 05/14/2046 270 331
4.55%, 03/15/2035 170 207
4.85%, 06/15/2044 30 38
4.88%, 11/14/2048 170 223
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 90
1.75%, 05/28/2028 105 107
2.25%, 05/28/2031 60 62
AstraZeneca PLC
0.30%, 05/26/2023 105 105
0.70%, 04/08/2026 120 118
1.38%, 08/06/2030 160 154
2.13%, 08/06/2050 80 72
3.00%, 05/28/2051 45 48
4.38%, 08/17/2048 60 78
6.45%, 09/15/2037 30 45
Becton Dickinson and Co
1.96%, 02/11/2031 60 59
4.67%, 06/06/2047 155 197
4.69%, 12/15/2044 59 75
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 65
1.13%, 11/13/2027 120 119
1.45%, 11/13/2030 65 63
2.55%, 11/13/2050 65 63
3.25%, 02/20/2023 81 84
3.45%, 11/15/2027 90 101
3.90%, 02/20/2028 130 149
4.13%, 06/15/2039 195 237
4.25%, 10/26/2049 360 458
4.35%, 11/15/2047 210 268
4.55%, 02/20/2048 220 289
5.00%, 08/15/2045 232 319
Cardinal Health Inc
3.41%, 06/15/2027 400 439
Cigna Corp
0.61%, 03/15/2024 50 50
1.25%, 03/15/2026 180 181
3.20%, 03/15/2040 155 163
3.40%, 03/15/2051 90 96
3.88%, 10/15/2047 185 210
4.13%, 11/15/2025 170 190
4.80%, 08/15/2038 170 213
CVS Health Corp
1.30%, 08/21/2027 160 159
1.75%, 08/21/2030 160 156
1.88%, 02/28/2031 55 54
2.63%, 08/15/2024 140 148
2.70%, 08/21/2040 160 157
3.00%, 08/15/2026 105 113
3.25%, 08/15/2029 140 153
3.70%, 03/09/2023 73 76
3.88%, 07/20/2025 60 66
5.13%, 07/20/2045 430 567
Eli Lilly & Co
2.50%, 09/15/2060 155 144
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 200
3.63%, 05/15/2025 85 93
3.88%, 05/15/2028 165 190
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 150

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/2025 $ 115 $ 114
0.95%, 09/01/2027 115 114
2.10%, 09/01/2040 115 111
2.25%, 09/01/2050 115 110
2.45%, 09/01/2060 115 112
2.95%, 03/03/2027 110 121
3.70%, 03/01/2046 90 109
5.95%, 08/15/2037 75 111
McKesson Corp
0.90%, 12/03/2025 60 59
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 40
Merck & Co Inc
0.75%, 02/24/2026 80 80
1.45%, 06/24/2030 210 206
2.35%, 06/24/2040 135 132
2.80%, 05/18/2023 75 78
Novartis Capital Corp
2.75%, 08/14/2050 155 160
Pfizer Inc
0.80%, 05/28/2025 100 100
1.75%, 08/18/2031 245 244
2.55%, 05/28/2040 100 102
3.40%, 05/15/2024 100 108
4.00%, 12/15/2036 45 55
4.20%, 09/15/2048 80 102
4.30%, 06/15/2043 225 283
4.40%, 05/15/2044 75 96
7.20%, 03/15/2039 60 98
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 668
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 376
Viatris Inc
2.30%, 06/22/2027
(h)
115 118
2.70%, 06/22/2030
(h)
155 159
3.85%, 06/22/2040
(h)
115 125
4.00%, 06/22/2050
(h)
155 169
Wyeth LLC
5.95%, 04/01/2037 60 86
Zoetis Inc
2.00%, 05/15/2030 85 85
3.00%, 05/15/2050 40 42
$ 14,144
Pipelines - 0.98%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 329
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044
(h)
200 242
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 112
Enbridge Inc
2.50%, 01/15/2025
(e)
150 157
2.50%, 08/01/2033 45 46
3.13%, 11/15/2029 150 161
3.40%, 08/01/2051 45 47
4.25%, 12/01/2026 75 84
Energy Transfer LP
2.90%, 05/15/2025 310 325
3.75%, 05/15/2030 155 168
4.05%, 03/15/2025 300 325
4.20%, 04/15/2027 300 334
5.30%, 04/15/2047 350 414
6.25%, 04/15/2049 155 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP / Regency Energy Finance
Corp
5.00%, 10/01/2022 $ 350 $ 362
Enterprise Products Operating LLC
4.25%, 02/15/2048 250 290
4.45%, 02/15/2043 350 413
6.88%, 03/01/2033 39 55
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 24
Kinder Morgan Inc
2.00%, 02/15/2031 130 127
3.25%, 08/01/2050 130 127
3.60%, 02/15/2051 245 253
5.05%, 02/15/2046 30 37
MPLX LP
1.75%, 03/01/2026 160 162
4.13%, 03/01/2027 140 157
4.25%, 12/01/2027 300 340
4.50%, 04/15/2038 200 229
5.50%, 02/15/2049 130 168
ONEOK Inc
2.20%, 09/15/2025 155 159
2.75%, 09/01/2024 375 393
3.40%, 09/01/2029 350 376
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 32
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 84
5.00%, 03/15/2027 375 434
5.63%, 03/01/2025 75 86
Spectra Energy Partners LP
4.75%, 03/15/2024 105 115
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 345
4.88%, 05/15/2048 190 244
Williams Cos Inc/The
2.60%, 03/15/2031 160 163
3.75%, 06/15/2027 45 50
3.90%, 01/15/2025 500 542
4.00%, 09/15/2025 50 55
6.30%, 04/15/2040 30 41
$ 8,843
Private Equity - 0.04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 328
Regional Authority - 0.33%
Province of Alberta Canada
1.00%, 05/20/2025 310 314
3.30%, 03/15/2028 150 169
Province of British Columbia Canada
0.90%, 07/20/2026 115 115
1.30%, 01/29/2031 60 59
2.00%, 10/23/2022 500 510
6.50%, 01/15/2026 45 55
Province of Manitoba Canada
3.05%, 05/14/2024 30 32
Province of Ontario Canada
0.63%, 01/21/2026 30 30
1.05%, 04/14/2026 115 116
1.13%, 10/07/2030 300 290
1.75%, 01/24/2023 315 322
3.20%, 05/16/2024 165 177
3.40%, 10/17/2023 210 224

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Quebec Canada
0.60%, 07/23/2025 $ 200 $ 199
1.35%, 05/28/2030 315 312
7.50%, 09/15/2029 36 52
$ 2,976
REITs - 1.09%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 230
2.75%, 12/15/2029 70 74
3.00%, 05/18/2051 60 60
4.00%, 02/01/2050 70 82
4.90%, 12/15/2030 80 98
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 166
American Tower Corp
0.60%, 01/15/2024 120 120
1.30%, 09/15/2025 80 80
1.60%, 04/15/2026 60 61
1.88%, 10/15/2030 150 145
2.90%, 01/15/2030 155 163
2.95%, 01/15/2051 60 58
3.50%, 01/31/2023 75 78
AvalonBay Communities Inc
2.30%, 03/01/2030 155 159
Boston Properties LP
2.55%, 04/01/2032 245 248
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 429
Corporate Office Properties LP
2.75%, 04/15/2031 60 61
Crown Castle International Corp
1.05%, 07/15/2026 115 113
1.35%, 07/15/2025 115 116
2.50%, 07/15/2031 60 61
2.90%, 04/01/2041 60 59
3.10%, 11/15/2029 125 133
3.20%, 09/01/2024 75 80
3.25%, 01/15/2051 115 117
4.00%, 11/15/2049 95 107
CubeSmart LP
2.00%, 02/15/2031 110 109
Duke Realty LP
1.75%, 07/01/2030 155 151
2.88%, 11/15/2029 75 80
Equinix Inc
1.00%, 09/15/2025 150 149
1.25%, 07/15/2025 155 155
1.80%, 07/15/2027 155 157
2.50%, 05/15/2031 60 61
2.63%, 11/18/2024 150 158
3.20%, 11/18/2029 130 140
3.40%, 02/15/2052 60 63
ERP Operating LP
1.85%, 08/01/2031 115 113
Essex Portfolio LP
1.70%, 03/01/2028 60 60
3.00%, 01/15/2030 140 149
Federal Realty Investment Trust
1.25%, 02/15/2026 115 115
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 151
5.25%, 06/01/2025 400 448
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 146
Kilroy Realty LP
2.50%, 11/15/2032 160 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Kimco Realty Corp
2.70%, 03/01/2024 $ 300 $ 314
2.70%, 10/01/2030 160 166
3.70%, 10/01/2049 30 33
Life Storage LP
2.20%, 10/15/2030 75 75
Mid-America Apartments LP
1.70%, 02/15/2031 120 115
National Retail Properties Inc
3.60%, 12/15/2026 300 329
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 34
4.95%, 04/01/2024 30 33
Prologis LP
1.25%, 10/15/2030 160 152
3.00%, 04/15/2050 180 189
Public Storage
0.88%, 02/15/2026 40 40
1.85%, 05/01/2028
(e)
115 118
Realty Income Corp
0.75%, 03/15/2026 40 39
3.25%, 01/15/2031 160 177
4.13%, 10/15/2026 20 23
Simon Property Group LP
1.75%, 02/01/2028 55 55
2.00%, 09/13/2024 150 155
2.75%, 02/01/2023 250 257
3.50%, 09/01/2025 160 175
4.75%, 03/15/2042 164 206
Spirit Realty LP
2.10%, 03/15/2028 60 60
UDR Inc
2.10%, 08/01/2032 100 98
3.20%, 01/15/2030 145 157
Ventas Realty LP
3.75%, 05/01/2024 500 535
VEREIT Operating Partnership LP
2.20%, 06/15/2028 65 67
Welltower Inc
3.63%, 03/15/2024 120 128
4.13%, 03/15/2029 300 342
WP Carey Inc
2.40%, 02/01/2031 65 65
$ 9,801
Retail - 0.55%
AutoZone Inc
1.65%, 01/15/2031 160 154
Dollar Tree Inc
4.20%, 05/15/2028 130 148
Home Depot Inc/The
0.90%, 03/15/2028
(e)
55 53
2.13%, 09/15/2026 350 368
2.38%, 03/15/2051 55 51
2.70%, 04/01/2023 50 52
3.13%, 12/15/2049 235 252
4.25%, 04/01/2046 180 228
4.40%, 03/15/2045 300 384
Lowe's Cos Inc
1.30%, 04/15/2028 130 128
1.70%, 10/15/2030 130 126
2.50%, 04/15/2026 90 96
3.38%, 09/15/2025 50 55
3.65%, 04/05/2029 135 152
3.70%, 04/15/2046 20 22
4.55%, 04/05/2049 135 170
5.00%, 04/15/2040 155 201

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
2.63%, 09/01/2029 $ 140 $ 148
3.25%, 06/10/2024 175 187
3.70%, 01/30/2026 150 166
3.70%, 02/15/2042 300 337
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 73
TJX Cos Inc/The
1.15%, 05/15/2028 65 63
1.60%, 05/15/2031 65 63
Walmart Inc
2.35%, 12/15/2022 220 226
3.05%, 07/08/2026 300 328
3.95%, 06/28/2038 195 237
4.00%, 04/11/2043 250 306
5.25%, 09/01/2035 40 55
5.63%, 04/01/2040 40 58
5.63%, 04/15/2041 60 88
$ 4,975
Semiconductors - 0.73%
Applied Materials Inc
4.35%, 04/01/2047 45 58
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 717
Broadcom Inc
3.15%, 11/15/2025 138 148
3.42%, 04/15/2033
(h)
452 480
3.47%, 04/15/2034
(h)
415 439
4.15%, 11/15/2030 590 664
4.75%, 04/15/2029 355 412
Intel Corp
2.00%, 08/12/2031 60 60
2.88%, 05/11/2024 105 111
3.05%, 08/12/2051 60 62
3.15%, 05/11/2027 150 165
3.20%, 08/12/2061 60 62
3.40%, 03/25/2025 155 169
3.73%, 12/08/2047 105 120
3.75%, 03/25/2027 155 176
4.60%, 03/25/2040 155 197
Marvell Technology Inc
2.45%, 04/15/2028
(h)
115 118
Micron Technology Inc
4.19%, 02/15/2027 405 461
4.64%, 02/06/2024 300 326
NVIDIA Corp
0.31%, 06/15/2023 115 115
0.58%, 06/14/2024 115 115
1.55%, 06/15/2028 60 60
2.00%, 06/15/2031 115 116
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(h)
115 119
3.15%, 05/01/2027
(h)
80 86
3.25%, 05/11/2041
(h)
60 65
QUALCOMM Inc
1.30%, 05/20/2028 327 322
1.65%, 05/20/2032 243 235
4.80%, 05/20/2045 110 147
Texas Instruments Inc
1.75%, 05/04/2030 50 50
4.15%, 05/15/2048 165 209
$ 6,584
Software - 0.66%
Activision Blizzard Inc
1.35%, 09/15/2030 80 75
2.50%, 09/15/2050 160 143
Electronic Arts Inc
1.85%, 02/15/2031 60 59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fidelity National Information Services Inc
0.38%, 03/01/2023 $ 155 $ 155
0.60%, 03/01/2024 55 55
1.65%, 03/01/2028 105 105
3.10%, 03/01/2041 55 57
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 330
Intuit Inc
1.35%, 07/15/2027 160 162
Microsoft Corp
2.53%, 06/01/2050 311 310
2.68%, 06/01/2060 149 150
2.92%, 03/17/2052 176 189
3.04%, 03/17/2062 141 153
3.30%, 02/06/2027 140 156
Oracle Corp
2.30%, 03/25/2028 115 119
2.40%, 09/15/2023 75 78
2.50%, 10/15/2022 75 77
2.50%, 04/01/2025 155 163
2.63%, 02/15/2023 370 381
2.80%, 04/01/2027 155 165
2.88%, 03/25/2031 115 121
2.95%, 11/15/2024 85 91
2.95%, 05/15/2025 105 112
2.95%, 04/01/2030 155 164
3.40%, 07/08/2024 145 155
3.60%, 04/01/2040 155 165
3.65%, 03/25/2041 115 123
3.90%, 05/15/2035 130 146
3.95%, 03/25/2051 115 127
4.00%, 11/15/2047 75 83
4.10%, 03/25/2061 60 68
4.30%, 07/08/2034 75 87
4.38%, 05/15/2055 150 177
4.50%, 07/08/2044 50 59
6.13%, 07/08/2039 60 83
Roper Technologies Inc
1.40%, 09/15/2027 160 159
2.35%, 09/15/2024 90 94
salesforce.com Inc
1.95%, 07/15/2031 60 61
2.70%, 07/15/2041 115 117
2.90%, 07/15/2051 115 118
ServiceNow Inc
1.40%, 09/01/2030 160 152
VMware Inc
1.40%, 08/15/2026 180 180
1.80%, 08/15/2028 85 84
2.20%, 08/15/2031 115 114
$ 5,953
Sovereign - 1.65%
Canada Government International Bond
0.75%, 05/19/2026 115 115
1.63%, 01/22/2025 200 207
Chile Government International Bond
2.55%, 01/27/2032 200 205
3.10%, 05/07/2041 200 203
3.50%, 04/15/2053 200 214
Export Development Canada
1.38%, 02/24/2023 250 254
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 195
Hungary Government International Bond
5.38%, 03/25/2024 450 504

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
3.05%, 03/12/2051 $ 200 $ 199
3.70%, 10/30/2049 200 213
4.75%, 02/11/2029 300 354
Israel Government International Bond
3.88%, 07/03/2050 200 236
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 460
0.50%, 04/15/2024 200 200
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 200 196
1.63%, 10/17/2022 200 203
1.88%, 07/21/2026 264 275
3.00%, 05/29/2024 300 320
Korea International Bond
1.00%, 09/16/2030 200 192
3.88%, 09/20/2048 250 325
Mexico Government International Bond
3.25%, 04/16/2030
(e)
200 210
3.75%, 01/11/2028 225 248
3.75%, 04/19/2071 200 187
3.90%, 04/27/2025 600 665
4.50%, 04/22/2029 300 343
4.60%, 01/23/2046 200 219
4.60%, 02/10/2048 300 329
4.75%, 03/08/2044 150 169
5.75%, 10/12/2110 100 122
Panama Government International Bond
2.25%, 09/29/2032 200 195
3.16%, 01/23/2030 200 212
3.75%, 03/16/2025 200 217
4.50%, 04/16/2050 200 230
6.70%, 01/26/2036 200 274
Peruvian Government International Bond
1.86%, 12/01/2032 60 56
2.78%, 01/23/2031 45 46
2.78%, 12/01/2060 60 54
3.30%, 03/11/2041 100 101
5.63%, 11/18/2050 150 208
8.75%, 11/21/2033 180 283
Philippine Government International Bond
3.00%, 02/01/2028 300 326
3.20%, 07/06/2046 200 207
3.70%, 03/01/2041 400 442
7.75%, 01/14/2031 190 282
10.63%, 03/16/2025 100 134
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 208
5.38%, 06/15/2033 205 262
6.88%, 09/27/2023 260 293
Svensk Exportkredit AB
0.38%, 03/11/2024 200 199
0.50%, 08/26/2025 320 317
2.88%, 03/14/2023 210 218
Tennessee Valley Authority
3.50%, 12/15/2042 100 119
4.25%, 09/15/2065 115 166
5.25%, 09/15/2039 250 361
5.38%, 04/01/2056 61 102
5.88%, 04/01/2036 325 485
6.75%, 11/01/2025 57 71
Uruguay Government International Bond
4.13%, 11/20/2045 136 163
4.38%, 10/27/2027 80 93
5.10%, 06/18/2050 200 266
7.63%, 03/21/2036 150 229
$ 14,781
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank - 1.49%
African Development Bank
0.88%, 03/23/2026 $ 305 $ 306
0.88%, 07/22/2026 115 115
Asian Development Bank
0.25%, 10/06/2023 450 450
0.38%, 06/11/2024 115 115
0.38%, 09/03/2025 310 306
1.00%, 04/14/2026 115 116
1.50%, 03/04/2031 115 117
2.13%, 03/19/2025 300 316
2.38%, 08/10/2027 500 539
2.75%, 03/17/2023 670 696
2.75%, 01/19/2028 130 144
5.82%, 06/16/2028 39 51
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 305
Council Of Europe Development Bank
0.38%, 06/10/2024 115 115
1.38%, 02/27/2025 310 318
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 315
0.50%, 01/28/2026 115 114
European Investment Bank
0.38%, 07/24/2024 345 344
0.38%, 12/15/2025 305 301
0.38%, 03/26/2026 630 620
0.63%, 10/21/2027 60 59
0.75%, 10/26/2026
(i)
60 60
1.25%, 02/14/2031 255 253
1.63%, 03/14/2025 80 83
1.63%, 05/13/2031 60 61
1.88%, 02/10/2025 250 261
2.38%, 05/24/2027 120 130
2.50%, 03/15/2023 440 456
Inter-American Development Bank
0.25%, 11/15/2023 310 310
0.63%, 09/16/2027 305 298
0.88%, 04/20/2026 75 75
1.13%, 07/20/2028 115 115
1.13%, 01/13/2031 110 108
1.75%, 03/14/2025 230 239
2.13%, 01/15/2025 500 526
2.38%, 07/07/2027 250 270
4.38%, 01/24/2044 50 70
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 55 55
0.25%, 11/24/2023 60 60
0.50%, 10/28/2025 200 199
0.75%, 11/24/2027 120 118
0.75%, 08/26/2030 310 296
0.88%, 07/15/2026 175 176
1.25%, 02/10/2031 115 114
1.38%, 04/20/2028 115 117
1.63%, 01/15/2025 470 487
1.75%, 10/23/2029 200 208
2.50%, 03/19/2024 115 121
2.50%, 07/29/2025 170 182
3.00%, 09/27/2023 300 317
7.63%, 01/19/2023 933 1,029
International Finance Corp
0.38%, 07/16/2025 315 312
Nordic Investment Bank
0.38%, 09/11/2025 230 227
1.38%, 10/17/2022 255 258
$ 13,353

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1.35%
AT&T Inc
0.90%, 03/25/2024 $ 115 $ 115
1.65%, 02/01/2028 200 200
1.70%, 03/25/2026 340 344
2.25%, 02/01/2032 145 144
3.10%, 02/01/2043 145 144
3.50%, 09/15/2053
(h)
1,227 1,260
3.55%, 09/15/2055
(h)
815 834
3.65%, 09/15/2059
(h)
699 719
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 66
Cisco Systems Inc/Delaware
5.50%, 01/15/2040 60 85
Juniper Networks Inc
2.00%, 12/10/2030 55 53
Orange SA
5.38%, 01/13/2042 30 41
Rogers Communications Inc
3.70%, 11/15/2049 190 202
5.00%, 03/15/2044 200 250
7.50%, 08/15/2038 250 385
T-Mobile USA Inc
1.50%, 02/15/2026 310 312
2.05%, 02/15/2028 310 316
2.25%, 11/15/2031 150 149
3.00%, 02/15/2041 150 149
3.30%, 02/15/2051 150 150
3.50%, 04/15/2025 155 167
3.75%, 04/15/2027 315 349
4.38%, 04/15/2040 155 181
Verizon Communications Inc
0.75%, 03/22/2024 145 146
0.85%, 11/20/2025 65 65
1.45%, 03/20/2026 115 116
1.50%, 09/18/2030 180 174
1.68%, 10/30/2030 2,626 2,536
1.75%, 01/20/2031 135 131
2.10%, 03/22/2028 175 180
2.55%, 03/21/2031 115 119
2.65%, 11/20/2040 50 48
2.88%, 11/20/2050 135 130
2.99%, 10/30/2056 89 86
3.00%, 11/20/2060 65 63
3.40%, 03/22/2041 115 123
3.55%, 03/22/2051 115 125
3.70%, 03/22/2061 60 66
3.85%, 11/01/2042 90 103
4.33%, 09/21/2028 60 70
4.52%, 09/15/2048 231 290
4.81%, 03/15/2039 75 95
Vodafone Group PLC
4.13%, 05/30/2025 75 83
4.25%, 09/17/2050 250 294
5.00%, 05/30/2038 80 102
6.15%, 02/27/2037 240 335
$ 12,095
Transportation - 0.52%
Burlington Northern Santa Fe LLC
3.40%, 09/01/2024 70 75
3.55%, 02/15/2050 155 176
4.15%, 04/01/2045 200 245
4.40%, 03/15/2042 30 37
5.40%, 06/01/2041 400 554
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 60 $ 62
3.35%, 09/15/2049 60 65
3.80%, 03/01/2028 75 85
4.30%, 03/01/2048 200 247
FedEx Corp
3.88%, 08/01/2042 30 34
4.55%, 04/01/2046 500 613
Norfolk Southern Corp
2.30%, 05/15/2031 60 61
2.55%, 11/01/2029 150 158
2.90%, 08/25/2051 60 60
3.94%, 11/01/2047 192 224
4.84%, 10/01/2041 30 39
Ryder System Inc
2.90%, 12/01/2026 150 161
Union Pacific Corp
2.38%, 05/20/2031 60 62
2.89%, 04/06/2036
(h)
140 147
2.97%, 09/16/2062 90 89
3.20%, 05/20/2041 60 64
3.55%, 08/15/2039 435 491
3.84%, 03/20/2060 220 256
United Parcel Service Inc
2.50%, 09/01/2029 125 133
3.40%, 09/01/2049 180 204
3.90%, 04/01/2025 155 171
4.88%, 11/15/2040 30 40
$ 4,671
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031 115 111
Water - 0.04%
American Water Capital Corp
2.30%, 06/01/2031 60 62
3.25%, 06/01/2051 60 64
3.75%, 09/01/2047 140 161
6.59%, 10/15/2037 13 19
Essential Utilities Inc
2.40%, 05/01/2031 60 61
$ 367
TOTAL BONDS $ 282,519
MUNICIPAL BONDS - 0.50%
Principal
Amount (000's) Value (000's)
California - 0.15%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 287
6.91%, 10/01/2050 125 227
California State University
2.98%, 11/01/2051 155 161
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 30
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 31
State of California
3.50%, 04/01/2028 115 130
7.30%, 10/01/2039 300 486
$ 1,352
Georgia - 0.03%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 153 234
Illinois - 0.15%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 434

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 $ 30 $ 42
State of Illinois
4.95%, 06/01/2023 43 46
5.10%, 06/01/2033 700 832
$ 1,354
New Jersey - 0.06%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
50 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 324
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 219
$ 593
New York - 0.04%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 344
Ohio - 0.01%
Ohio State University/The
4.91%, 06/01/2040 50 68
Texas - 0.03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 43
State of Texas
4.68%, 04/01/2040 160 212
$ 255
Wisconsin - 0.03%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
270 313
TOTAL MUNICIPAL BONDS $ 4,513
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 65.24%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.30%
2.00%, 09/01/2031 $ 96 $ 100
2.00%, 12/01/2031 128 132
2.50%, 08/01/2028 97 101
2.50%, 01/01/2030 275 289
2.50%, 01/01/2031 246 259
2.50%, 02/01/2031 246 258
2.50%, 12/01/2031 392 412
2.50%, 01/01/2032 421 441
2.50%, 03/01/2032 130 136
2.50%, 11/01/2036 76 79
3.00%, 11/01/2028 189 201
3.00%, 04/01/2029 165 175
3.00%, 09/01/2029 154 164
3.00%, 10/01/2029 223 236
3.00%, 11/01/2029 108 114
3.00%, 01/01/2030 90 96
3.00%, 11/01/2030 93 98
3.00%, 03/01/2031 58 61
3.00%, 05/01/2032 260 278
3.00%, 03/01/2033 153 164
3.00%, 04/01/2033 38 40
3.00%, 09/01/2036 115 122
3.00%, 09/01/2036 64 69
3.00%, 02/01/2037 109 115
3.00%, 10/01/2042 245 261
3.00%, 11/01/2042 371 396
3.00%, 02/01/2043 371 396
3.00%, 08/01/2043 487 519
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043 $ 552 $ 589
3.00%, 09/01/2043 98 105
3.00%, 10/01/2043 77 82
3.00%, 01/01/2045 82 87
3.00%, 06/01/2046 276 292
3.00%, 10/01/2046 128 136
3.00%, 02/01/2047 198 210
3.50%, 12/01/2031 179 192
3.50%, 05/01/2034 56 61
3.50%, 11/01/2034 65 70
3.50%, 01/01/2035 137 148
3.50%, 04/01/2037 53 57
3.50%, 06/01/2042 328 356
3.50%, 06/01/2042 88 95
3.50%, 06/01/2042 401 434
3.50%, 07/01/2042 866 938
3.50%, 10/01/2042 527 570
3.50%, 02/01/2045 73 78
3.50%, 03/01/2045 175 188
3.50%, 06/01/2045 187 201
3.50%, 07/01/2045 176 190
3.50%, 06/01/2046 239 254
3.50%, 08/01/2046 167 179
3.50%, 09/01/2046 354 375
4.00%, 12/01/2024 59 63
4.00%, 12/01/2030 16 17
4.00%, 11/01/2033 105 115
4.00%, 07/01/2034 71 78
4.00%, 04/01/2038 144 156
4.00%, 12/01/2040 133 147
4.00%, 02/01/2044 131 144
4.00%, 04/01/2044 140 153
4.00%, 07/01/2044 163 179
4.00%, 09/01/2044 62 68
4.00%, 11/01/2044 210 230
4.00%, 01/01/2045 189 207
4.00%, 08/01/2045 266 291
4.00%, 11/01/2045 27 29
4.00%, 12/01/2045 52 57
4.00%, 02/01/2046 73 80
4.00%, 05/01/2046 157 173
4.50%, 10/01/2030 66 72
4.50%, 05/01/2031 8 8
4.50%, 02/01/2041 104 117
4.50%, 09/01/2043 46 51
4.50%, 12/01/2043 155 174
4.50%, 03/01/2044 265 297
4.50%, 04/01/2044 101 112
4.50%, 09/01/2044 164 182
4.50%, 10/01/2044 76 83
4.50%, 03/01/2047 88 96
4.50%, 07/01/2047 65 71
4.50%, 11/01/2047 17 19
4.50%, 05/01/2049 3,071 3,323
5.00%, 11/01/2035 52 59
5.00%, 12/01/2036 165 188
5.00%, 08/01/2039 65 74
5.00%, 12/01/2041 74 83
5.00%, 02/01/2042 355 407
5.00%, 04/01/2044 73 82
5.00%, 02/01/2048 101 112
5.00%, 07/01/2048 56 62
5.50%, 06/01/2034 81 92
5.50%, 07/01/2038 68 79
5.50%, 07/01/2038 86 100
5.50%, 12/01/2038 155 181
5.50%, 10/01/2039 196 220
5.50%, 06/01/2041 97 113

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 04/01/2038 $ 311 $ 368
6.00%, 11/01/2038 92 105
$ 20,716
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.54%
1.50%, 03/01/2036 1,649 1,676
2.00%, 09/01/2029 221 229
2.00%, 05/01/2030 94 98
2.00%, 12/01/2031 171 178
2.00%, 02/01/2032 103 107
2.00%, 05/01/2036 1,349 1,401
2.00%, 09/01/2036
(k)
6,000 6,208
2.00%, 04/01/2051 14,723 15,010
2.00%, 04/01/2051 9,819 10,003
2.00%, 04/01/2051 6,347 6,465
2.00%, 04/01/2051 2,920 2,985
2.00%, 06/01/2051 2,386 2,420
2.00%, 07/01/2051 2,650 2,688
2.00%, 10/01/2051
(k)
9,000 9,106
2.50%, 01/01/2028 87 92
2.50%, 07/01/2028 237 249
2.50%, 07/01/2028 87 92
2.50%, 11/01/2028 289 303
2.50%, 09/01/2029 167 175
2.50%, 02/01/2030 85 89
2.50%, 03/01/2030 228 239
2.50%, 05/01/2030 201 211
2.50%, 07/01/2030 119 125
2.50%, 08/01/2030 248 260
2.50%, 08/01/2030 251 264
2.50%, 12/01/2030 340 357
2.50%, 03/01/2031 238 250
2.50%, 07/01/2031 274 287
2.50%, 11/01/2031 418 439
2.50%, 12/01/2031 79 83
2.50%, 01/01/2032 119 125
2.50%, 03/01/2032 139 146
2.50%, 07/01/2033 11 12
2.50%, 02/01/2035 1,760 1,843
2.50%, 10/01/2036 33 34
2.50%, 10/01/2036 85 89
2.50%, 12/01/2036 94 97
2.50%, 01/01/2043 79 82
2.50%, 05/01/2043 117 122
2.50%, 10/01/2043 91 95
2.50%, 08/01/2046 70 72
2.50%, 12/01/2046 143 150
2.50%, 12/01/2046 107 112
2.50%, 07/01/2050 1,604 1,676
2.50%, 08/01/2050 6,218 6,507
2.50%, 09/01/2050 1,808 1,885
2.50%, 09/01/2051 2,292 2,391
2.50%, 09/01/2051
(k)
20,300 21,083
3.00%, 04/01/2027 72 77
3.00%, 01/01/2029 59 63
3.00%, 02/01/2029 60 63
3.00%, 12/01/2029 58 61
3.00%, 12/01/2029 124 131
3.00%, 01/01/2030 325 345
3.00%, 01/01/2030 286 304
3.00%, 06/01/2030 181 192
3.00%, 09/01/2030 66 70
3.00%, 10/01/2030 302 320
3.00%, 11/01/2030 303 321
3.00%, 12/01/2030 75 79
3.00%, 03/01/2031 197 209
3.00%, 04/01/2031 66 70
3.00%, 09/01/2031 316 334
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2031 $ 138 $ 146
3.00%, 01/01/2033 34 36
3.00%, 04/01/2033 35 37
3.00%, 08/01/2034 359 385
3.00%, 05/01/2035 347 368
3.00%, 06/01/2040 656 686
3.00%, 04/01/2043 202 215
3.00%, 04/01/2043 91 97
3.00%, 04/01/2043 324 345
3.00%, 05/01/2043 414 443
3.00%, 05/01/2043 83 88
3.00%, 05/01/2043 148 157
3.00%, 07/01/2043 88 94
3.00%, 07/01/2043 420 447
3.00%, 08/01/2043 455 485
3.00%, 08/01/2043 61 66
3.00%, 10/01/2043 254 272
3.00%, 10/01/2043 417 444
3.00%, 11/01/2043 114 121
3.00%, 01/01/2045 569 606
3.00%, 05/01/2046 96 102
3.00%, 05/01/2046 93 99
3.00%, 10/01/2046 496 525
3.00%, 09/01/2049 1,616 1,694
3.00%, 10/01/2049 1,775 1,860
3.00%, 10/01/2049 2,376 2,496
3.00%, 11/01/2049 1,125 1,183
3.00%, 11/01/2049 2,078 2,206
3.00%, 11/01/2049 3,039 3,186
3.00%, 12/01/2049 2,707 2,872
3.00%, 03/01/2050 4,323 4,570
3.50%, 12/01/2026 104 111
3.50%, 03/01/2029 112 119
3.50%, 09/01/2029 116 124
3.50%, 11/01/2030 83 89
3.50%, 04/01/2032 15 17
3.50%, 07/01/2032 13 14
3.50%, 09/01/2032 14 15
3.50%, 12/01/2032 2,006 2,164
3.50%, 10/01/2033 9 9
3.50%, 05/01/2034 45 49
3.50%, 06/01/2034 32 34
3.50%, 07/01/2034 195 211
3.50%, 10/01/2034 49 52
3.50%, 02/01/2036 53 57
3.50%, 02/01/2037 43 46
3.50%, 05/01/2037 60 65
3.50%, 03/01/2041 21 23
3.50%, 02/01/2042 211 228
3.50%, 03/01/2042 48 52
3.50%, 05/01/2042 310 335
3.50%, 06/01/2042 283 307
3.50%, 07/01/2042 51 55
3.50%, 10/01/2042 415 451
3.50%, 04/01/2043 365 396
3.50%, 05/01/2043 266 288
3.50%, 05/01/2043 365 397
3.50%, 06/01/2043 68 74
3.50%, 08/01/2043 272 294
3.50%, 09/01/2043 970 1,056
3.50%, 01/01/2044 1,065 1,159
3.50%, 01/01/2044 92 99
3.50%, 07/01/2044 427 463
3.50%, 10/01/2044 146 157
3.50%, 11/01/2044 162 174
3.50%, 12/01/2044 241 259
3.50%, 02/01/2045 166 178

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2045 $ 246 $ 265
3.50%, 04/01/2045 144 155
3.50%, 04/01/2045 269 292
3.50%, 10/01/2045 89 95
3.50%, 10/01/2045 77 82
3.50%, 11/01/2045 133 144
3.50%, 11/01/2045 183 197
3.50%, 12/01/2045 17 19
3.50%, 12/01/2045 117 126
3.50%, 12/01/2045 231 249
3.50%, 01/01/2046 278 297
3.50%, 03/01/2046 74 80
3.50%, 03/01/2046 269 288
3.50%, 05/01/2046 50 53
3.50%, 06/01/2046 96 103
3.50%, 07/01/2046 270 289
3.50%, 12/01/2046 209 224
3.50%, 03/01/2047 190 203
3.50%, 07/01/2049 1,893 2,006
3.50%, 08/01/2049 971 1,027
3.50%, 11/01/2049 3,088 3,293
4.00%, 12/01/2024 88 94
4.00%, 04/01/2029 6 7
4.00%, 12/01/2030 8 9
4.00%, 03/01/2031 387 411
4.00%, 03/01/2031 52 55
4.00%, 11/01/2031 11 12
4.00%, 11/01/2033 38 40
4.00%, 11/01/2033 182 200
4.00%, 10/01/2034 111 121
4.00%, 02/01/2036 158 172
4.00%, 01/01/2037 55 60
4.00%, 10/01/2037 79 86
4.00%, 03/01/2038 33 35
4.00%, 07/01/2038 120 129
4.00%, 12/01/2038 81 87
4.00%, 01/01/2039 108 117
4.00%, 09/01/2040 56 61
4.00%, 01/01/2041 63 70
4.00%, 02/01/2041 21 23
4.00%, 12/01/2041 92 101
4.00%, 06/01/2042 91 100
4.00%, 06/01/2042 159 175
4.00%, 07/01/2042 530 586
4.00%, 12/01/2042 156 170
4.00%, 11/01/2043 210 231
4.00%, 09/01/2044 79 87
4.00%, 11/01/2044 82 89
4.00%, 01/01/2045 71 77
4.00%, 04/01/2045 77 83
4.00%, 08/01/2045 99 108
4.00%, 11/01/2045 290 317
4.00%, 07/01/2046 71 77
4.00%, 05/01/2048 154 169
4.00%, 04/01/2049 492 528
4.00%, 07/01/2049 1,584 1,697
4.00%, 10/01/2049 2,800 3,037
4.00%, 11/01/2049 1,537 1,648
4.00%, 04/01/2050 2,426 2,642
4.50%, 08/01/2023 36 39
4.50%, 06/01/2029 13 14
4.50%, 07/01/2029 3 3
4.50%, 08/01/2030 7 8
4.50%, 01/01/2034 21 24
4.50%, 04/01/2039 89 100
4.50%, 09/01/2040 154 173
4.50%, 05/01/2041 221 248
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 09/01/2041 $ 255 $ 285
4.50%, 11/01/2043 142 158
4.50%, 11/01/2043 110 122
4.50%, 01/01/2044 132 147
4.50%, 02/01/2044 41 45
4.50%, 04/01/2044 200 223
4.50%, 04/01/2044 131 147
4.50%, 05/01/2044 38 43
4.50%, 08/01/2044 177 196
4.50%, 08/01/2044 69 74
4.50%, 10/01/2044 90 99
4.50%, 04/01/2045 83 90
4.50%, 04/01/2046 50 55
4.50%, 05/01/2046 105 117
4.50%, 01/01/2047 80 88
4.50%, 01/01/2047 276 303
5.00%, 12/01/2025 15 16
5.00%, 01/01/2039 384 432
5.00%, 07/01/2039 164 188
5.00%, 02/01/2041 73 83
5.00%, 02/01/2041 106 120
5.00%, 04/01/2041 266 304
5.00%, 05/01/2042 137 155
5.00%, 07/01/2042 68 78
5.00%, 03/01/2044 57 64
5.00%, 05/01/2044 87 99
5.00%, 02/01/2045 128 147
5.00%, 06/01/2045 376 430
5.00%, 06/01/2048 80 88
5.00%, 08/01/2048 41 45
5.50%, 12/01/2027 25 27
5.50%, 03/01/2038 83 97
5.50%, 05/01/2038 94 110
5.50%, 06/01/2038 132 154
5.50%, 09/01/2038 211 242
5.50%, 11/01/2038 106 124
5.50%, 04/01/2039 109 127
5.50%, 04/01/2040 112 129
6.00%, 04/01/2026 14 16
6.00%, 10/01/2036 72 85
$ 166,560
Government National Mortgage Association (GNMA) - 6.25%
2.00%, 09/01/2051 11,000 11,228
2.50%, 06/20/2027 84 87
2.50%, 12/20/2030 78 81
2.50%, 03/20/2031 123 129
2.50%, 07/20/2043 106 111
2.50%, 12/20/2046 275 287
2.50%, 01/20/2047 88 92
2.50%, 09/01/2051 12,000 12,444
3.00%, 02/15/2027 50 52
3.00%, 08/20/2029 58 62
3.00%, 09/20/2029 68 72
3.00%, 07/20/2030 53 56
3.00%, 01/20/2031 58 62
3.00%, 07/20/2032 69 73
3.00%, 09/20/2042 54 58
3.00%, 11/20/2042 404 431
3.00%, 12/20/2042 300 320
3.00%, 01/20/2043 290 310
3.00%, 03/20/2043 368 392
3.00%, 03/20/2043 72 77
3.00%, 03/20/2043 360 384
3.00%, 04/20/2043 461 491
3.00%, 06/20/2043 410 437
3.00%, 08/20/2043 446 475
3.00%, 05/20/2044 190 202

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 12/15/2044 $ 39 $ 41
3.00%, 12/20/2044 413 438
3.00%, 01/15/2045 38 41
3.00%, 01/15/2045 51 54
3.00%, 02/20/2045 43 46
3.00%, 05/20/2045 282 299
3.00%, 06/20/2045 114 120
3.00%, 07/20/2045 821 870
3.00%, 08/20/2045 394 417
3.00%, 09/20/2045 166 175
3.00%, 10/20/2045 348 369
3.00%, 12/20/2045 191 202
3.00%, 01/20/2046 86 91
3.00%, 03/20/2046 356 378
3.00%, 04/20/2046 781 825
3.00%, 05/20/2046 574 608
3.00%, 06/20/2046 561 592
3.00%, 07/20/2046 1,286 1,357
3.00%, 08/20/2046 530 557
3.00%, 09/20/2046 404 427
3.00%, 10/20/2046 305 323
3.00%, 11/20/2046 601 642
3.00%, 12/15/2046 117 123
3.50%, 05/20/2042 110 119
3.50%, 06/20/2042 112 120
3.50%, 07/20/2042 442 477
3.50%, 09/20/2042 341 368
3.50%, 10/20/2042 245 265
3.50%, 11/20/2042 216 233
3.50%, 12/20/2042 226 244
3.50%, 01/20/2043 369 398
3.50%, 02/20/2043 589 635
3.50%, 03/20/2043 395 426
3.50%, 04/15/2043 180 192
3.50%, 04/20/2043 264 285
3.50%, 05/20/2043 174 187
3.50%, 07/20/2043 225 243
3.50%, 08/20/2043 553 596
3.50%, 09/20/2043 394 425
3.50%, 10/20/2043 185 199
3.50%, 09/20/2044 159 171
3.50%, 10/20/2044 181 195
3.50%, 11/20/2044 176 189
3.50%, 12/20/2044 181 195
3.50%, 01/20/2045 178 191
3.50%, 02/20/2045 239 257
3.50%, 03/15/2045 37 39
3.50%, 03/20/2045 301 323
3.50%, 04/15/2045 9 10
3.50%, 04/20/2045 181 194
3.50%, 04/20/2045 283 306
3.50%, 05/20/2045 300 320
3.50%, 06/20/2045 46 49
3.50%, 07/20/2045 256 274
3.50%, 08/20/2045 277 296
3.50%, 09/20/2045 264 282
3.50%, 10/20/2045 238 255
3.50%, 11/20/2045 420 450
3.50%, 12/20/2045 309 330
3.50%, 02/20/2046 256 273
3.50%, 08/15/2046 93 98
3.50%, 09/15/2046 83 87
3.50%, 01/15/2048 72 75
3.50%, 09/15/2048 94 105
4.00%, 11/20/2043 330 361
4.00%, 02/20/2044 135 147
4.00%, 05/15/2044 94 104
4.00%, 05/20/2044 77 84
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 07/20/2044 $ 23 $ 25
4.00%, 08/20/2044 171 187
4.00%, 09/20/2044 150 164
4.00%, 10/20/2044 560 612
4.00%, 11/15/2044 78 85
4.00%, 11/20/2044 109 120
4.00%, 12/20/2044 203 222
4.00%, 01/20/2045 87 95
4.00%, 03/20/2045 131 144
4.00%, 08/20/2045 157 171
4.00%, 09/15/2045 33 36
4.00%, 09/20/2045 182 198
4.00%, 10/20/2045 231 252
4.00%, 11/20/2045 321 349
4.00%, 12/15/2045 58 64
4.00%, 01/20/2046 375 408
4.00%, 02/20/2046 59 65
4.00%, 04/20/2046 228 248
4.00%, 10/20/2046 65 71
4.00%, 11/20/2046 299 323
4.00%, 01/20/2047 18 19
4.00%, 02/20/2047 287 305
4.00%, 03/20/2047 198 212
4.00%, 05/20/2047 67 72
4.00%, 11/20/2047 449 481
4.50%, 03/15/2039 120 136
4.50%, 03/15/2040 144 163
4.50%, 07/15/2040 161 182
4.50%, 02/20/2041 28 30
4.50%, 03/20/2041 20 22
4.50%, 05/15/2045 110 124
4.50%, 12/20/2046 209 233
4.50%, 03/15/2047 62 69
4.50%, 10/15/2047 98 109
5.00%, 05/15/2033 117 135
5.00%, 07/20/2038 96 106
5.00%, 10/15/2038 162 186
5.00%, 04/20/2039 69 78
5.00%, 10/15/2041 128 145
5.00%, 01/20/2045 112 127
5.00%, 02/20/2046 38 43
5.00%, 12/20/2046 92 104
5.00%, 08/20/2048 37 40
5.00%, 10/20/2048 134 144
5.50%, 03/15/2038 54 61
5.50%, 02/15/2039 46 52
5.50%, 06/15/2040 132 148
5.50%, 07/20/2044 87 101
5.50%, 09/20/2044 129 151
5.50%, 12/20/2048 23 25
$ 56,122
U.S. Treasury - 38.15%
0.13%, 09/30/2022 1,695 1,696
0.13%, 10/31/2022 1,835 1,835
0.13%, 12/31/2022 250 250
0.13%, 02/28/2023 3,160 3,159
0.13%, 06/30/2023 1,175 1,174
0.13%, 07/15/2023 855 854
0.13%, 07/31/2023 1,920 1,918
0.13%, 08/15/2023 495 494
0.25%, 03/15/2024 2,255 2,251
0.25%, 05/31/2025 1,430 1,413
0.25%, 06/30/2025 2,945 2,907
0.25%, 07/31/2025 310 306
0.38%, 04/15/2024 4,865 4,870
0.38%, 01/31/2026 1,605 1,582
0.38%, 07/31/2027 1,200 1,162
0.38%, 09/30/2027 1,710 1,652

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.50%, 03/31/2025 $ 375 $ 375
0.50%, 04/30/2027 450 440
0.50%, 05/31/2027 555 542
0.50%, 06/30/2027 745 728
0.50%, 08/31/2027 1,520 1,481
0.50%, 10/31/2027 1,315 1,278
0.63%, 07/31/2026 985 978
0.63%, 03/31/2027 885 873
0.63%, 11/30/2027 1,270 1,243
0.63%, 12/31/2027 1,205 1,178
0.63%, 05/15/2030 4,830 4,587
0.63%, 08/15/2030 5,675 5,375
0.75%, 05/31/2026 1,410 1,410
0.75%, 01/31/2028 1,475 1,451
0.88%, 11/15/2030 3,225 3,116
1.00%, 07/31/2028 2,550 2,537
1.13%, 02/28/2025 660 674
1.13%, 02/28/2027 4,125 4,185
1.13%, 02/29/2028 555 559
1.13%, 02/15/2031 2,205 2,175
1.13%, 05/15/2040 1,950 1,737
1.13%, 08/15/2040 1,085 963
1.25%, 08/31/2024 3,140 3,219
1.25%, 03/31/2028 1,550 1,572
1.25%, 04/30/2028 3,080 3,122
1.25%, 06/30/2028 575 582
1.25%, 05/15/2050 3,535 2,997
1.38%, 08/31/2023 950 972
1.38%, 11/15/2040 2,830 2,620
1.38%, 08/15/2050 2,275 1,990
1.50%, 09/15/2022 2,845 2,887
1.50%, 02/28/2023 2,090 2,132
1.50%, 03/31/2023 3,520 3,595
1.50%, 09/30/2024 525 542
1.50%, 10/31/2024 930 961
1.50%, 08/15/2026 5,875 6,082
1.50%, 02/15/2030 1,510 1,546
1.63%, 11/15/2022 2,175 2,215
1.63%, 04/30/2023 1,875 1,921
1.63%, 05/31/2023 3,000 3,076
1.63%, 10/31/2023 2,195 2,261
1.63%, 02/15/2026 2,808 2,922
1.63%, 05/15/2026 4,806 5,002
1.63%, 09/30/2026 175 182
1.63%, 08/15/2029 1,600 1,657
1.63%, 05/15/2031 3,455 3,562
1.63%, 11/15/2050 2,120 1,973
1.75%, 09/30/2022 415 422
1.75%, 01/31/2023 2,110 2,158
1.75%, 05/15/2023 4,000 4,107
1.75%, 12/31/2026 1,295 1,357
1.75%, 11/15/2029 3,765 3,934
1.88%, 09/30/2022 3,210 3,271
1.88%, 10/31/2022 80 82
1.88%, 08/31/2024 2,065 2,156
1.88%, 07/31/2026 1,340 1,412
1.88%, 02/15/2041 500 504
1.88%, 02/15/2051 1,690 1,668
2.00%, 10/31/2022 1,975 2,018
2.00%, 11/30/2022 2,180 2,231
2.00%, 04/30/2024 2,110 2,204
2.00%, 05/31/2024 5,715 5,972
2.00%, 06/30/2024 1,500 1,569
2.00%, 02/15/2025 5,485 5,765
2.00%, 11/15/2026 2,840 3,013
2.00%, 02/15/2050 1,760 1,788
2.13%, 02/29/2024 3,230 3,377
2.13%, 03/31/2024 810 848
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.13%, 11/30/2024 $ 2,465 $ 2,597
2.13%, 05/15/2025 3,870 4,091
2.25%, 12/31/2023 1,740 1,820
2.25%, 04/30/2024 3,710 3,898
2.25%, 10/31/2024 1,950 2,061
2.25%, 11/15/2024 1,085 1,147
2.25%, 12/31/2024 4,000 4,235
2.25%, 03/31/2026 1,425 1,523
2.25%, 02/15/2027 2,670 2,870
2.25%, 08/15/2027 2,755 2,967
2.25%, 11/15/2027 2,610 2,813
2.25%, 05/15/2041 425 455
2.25%, 08/15/2046 860 918
2.25%, 08/15/2049 1,570 1,681
2.38%, 01/31/2023 2,985 3,080
2.38%, 04/30/2026 2,895 3,114
2.38%, 05/15/2027 1,595 1,727
2.38%, 05/15/2029 565 616
2.38%, 11/15/2049 1,500 1,650
2.38%, 05/15/2051 2,410 2,662
2.50%, 03/31/2023 230 239
2.50%, 01/31/2024 3,600 3,791
2.50%, 05/15/2024 1,825 1,931
2.50%, 02/28/2026 2,840 3,067
2.50%, 02/15/2045 1,460 1,626
2.50%, 02/15/2046 1,520 1,697
2.50%, 05/15/2046 1,395 1,559
2.63%, 02/28/2023 3,030 3,143
2.63%, 06/30/2023 2,000 2,089
2.63%, 12/31/2023 3,435 3,622
2.63%, 12/31/2025 2,160 2,340
2.63%, 01/31/2026 805 873
2.63%, 02/15/2029 1,025 1,136
2.75%, 04/30/2023 2,280 2,378
2.75%, 05/31/2023 2,900 3,030
2.75%, 07/31/2023 2,818 2,955
2.75%, 11/15/2023 1,505 1,587
2.75%, 02/15/2024 4,600 4,876
2.75%, 06/30/2025 3,290 3,560
2.75%, 02/15/2028 3,760 4,172
2.75%, 08/15/2042 739 855
2.75%, 11/15/2042 125 145
2.75%, 08/15/2047 1,070 1,255
2.75%, 11/15/2047 1,435 1,684
2.88%, 11/30/2023 1,050 1,112
2.88%, 04/30/2025 3,325 3,605
2.88%, 05/31/2025 2,000 2,170
2.88%, 11/30/2025 1,470 1,606
2.88%, 05/15/2028 2,600 2,911
2.88%, 08/15/2028 3,185 3,572
2.88%, 05/15/2043 605 714
2.88%, 08/15/2045 765 910
2.88%, 11/15/2046 600 718
2.88%, 05/15/2049 1,585 1,914
3.00%, 09/30/2025 540 592
3.00%, 05/15/2042 1,045 1,256
3.00%, 11/15/2044 660 798
3.00%, 05/15/2045 825 1,001
3.00%, 11/15/2045 200 243
3.00%, 02/15/2047 1,125 1,376
3.00%, 05/15/2047 1,190 1,458
3.00%, 02/15/2048 1,215 1,492
3.00%, 08/15/2048 1,475 1,815
3.00%, 02/15/2049 1,445 1,783
3.13%, 11/15/2028 1,645 1,877
3.13%, 11/15/2041 435 532
3.13%, 02/15/2042 1,140 1,397
3.13%, 02/15/2043 815 999

Schedule of Investments
Bond Market Index Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 08/15/2044 $ 100 $ 123
3.13%, 05/15/2048 2,030 2,551
3.38%, 05/15/2044 1,595 2,040
3.38%, 11/15/2048 1,200 1,578
3.50%, 02/15/2039 375 480
3.63%, 08/15/2043 655 864
3.63%, 02/15/2044 1,245 1,650
3.75%, 08/15/2041 230 306
3.75%, 11/15/2043 1,240 1,669
3.88%, 08/15/2040 1,070 1,440
4.25%, 05/15/2039 375 525
4.25%, 11/15/2040 1,038 1,465
4.38%, 02/15/2038 495 696
4.38%, 05/15/2040 440 629
4.38%, 05/15/2041 1,090 1,567
4.50%, 02/15/2036 440 615
4.50%, 05/15/2038 305 435
4.50%, 08/15/2039 730 1,052
4.63%, 02/15/2040 985 1,445
4.75%, 02/15/2037 285 412
4.75%, 02/15/2041 99 149
5.00%, 05/15/2037 385 572
5.25%, 11/15/2028 409 527
5.25%, 02/15/2029 795 1,031
5.38%, 02/15/2031 1,100 1,509
6.00%, 02/15/2026 1,170 1,444
6.25%, 05/15/2030 1,270 1,804
6.38%, 08/15/2027 1,540 2,029
6.50%, 11/15/2026 1,000 1,291
6.63%, 02/15/2027 450 589
$ 342,727
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 586,125
Total Investments $ 960,281
Other Assets and Liabilities -  (6.89)% (61,926)
TOTAL NET ASSETS - 100.00% $ 898,355
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,247 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,270 or 0.14% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,672 or 0.63% of net assets.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 42.92%
Mortgage Securities 27.87%
Money Market Funds 9.02%
Financial 8.31%
Consumer, Non-cyclical 4.44%
Communications 2.61%
Energy 2.31%
Utilities 2.23%
Technology 2.13%
Industrial 2.05%
Consumer, Cyclical 1.22%
Investment Companies 0.68%
Basic Materials 0.60%
Revenue Bonds 0.24%
General Obligation Unlimited 0.19%
Insured 0.07%
Other Assets and Liabilities
(6.89)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 170,674 $ 938,222 $ 1,031,107 $ 77,789
$ 170,674 $ 938,222 $ 1,031,107 $ 77,789
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3.41% Shares Held Value (000's)
Exchange-Traded Funds - 0.37%
Invesco S&P Global Water Index ETF 67,869 $ 4,033
SPDR S&P Global Natural Resources ETF 229,750 11,920
$ 15,953
Money Market Funds - 3.04%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,060,974 4,061
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
129,281,336 129,281
$ 133,342
TOTAL INVESTMENT COMPANIES $ 149,295
COMMON STOCKS - 52.47% Shares Held Value (000's)
Advertising - 0.02%
Clear Channel Outdoor Holdings Inc
(d)
395,810 $ 1,041
Agriculture - 0.57%
Archer-Daniels-Midland Co 74,012 4,440
Bunge Ltd 211,855 16,040
Darling Ingredients Inc
(d)
62,618 4,665
$ 25,145
Automobile Parts & Equipment - 0.05%
Georg Fischer AG 1,450 2,379
Biotechnology - 0.29%
Advanz Pharma Corp Ltd
(d)
15,259 263
Corteva Inc 282,556 12,424
$ 12,687
Building Materials - 0.20%
American Woodmark Corp
(d)
3,654 257
Builders FirstSource Inc
(d)
16,710 890
Forterra Inc
(d)
6,799 157
Fortune Brands Home & Security Inc 4,139 403
Geberit AG 5,876 4,907
Louisiana-Pacific Corp 21,844 1,386
UFP Industries Inc 9,956 748
$ 8,748
Chemicals - 1.90%
CF Industries Holdings Inc 374,038 16,988
FMC Corp 42,197 3,951
ICL Group Ltd 679,224 4,807
Ingevity Corp
(d)
11,457 921
Lenzing AG
(d)
3,701 489
Mosaic Co/The 642,838 20,687
Nutrien Ltd 80,000 4,863
Nutrien Ltd 201,774 12,246
Olin Corp 50,494 2,517
Rayonier Advanced Materials Inc
(d)
55,514 392
Sociedad Quimica y Minera de Chile SA ADR 113,490 5,919
Tronox Holdings PLC 239,680 5,064
Yara International ASA 91,988 4,620
$ 83,464
Coal - 0.00%
Thungela Resources Ltd
(d)
12,284 51
Commercial Services - 2.12%
ALEATICA SAB de CV
(d)
6,264,028 6,550
Atlantia SpA
(d)
765,222 14,334
Atlas Arteria Ltd 6,118,644 30,561
CCR SA 1,908,000 4,527
Cengage Learning Holdings II Inc
(d)
2,772 60
Transurban Group 3,549,865 36,742
$ 92,774
Computers - 0.00%
IQOR US Inc
(d)
14,193 182
Consumer Products - 0.16%
Avery Dennison Corp 22,327 5,032
Kimberly-Clark Corp 11,039 1,521
Ontex Group NV
(d)
37,455 418
$ 6,971
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.08%
Essity AB 47,382 $ 1,521
Kao Corp 6,800 410
Unicharm Corp 32,900 1,467
$ 3,398
Electric - 8.44%
ACEA SpA 14,985 358
American Electric Power Co Inc 230,940 20,685
AusNet Services Ltd 12,103,834 17,095
Brookfield Renewable Corp
(e)
281,451 12,330
Clearway Energy Inc - Class C 722,045 22,665
CLP Holdings Ltd 745,000 7,447
CMS Energy Corp 87,502 5,612
CPFL Energia SA 1,482,400 8,343
EDP - Energias de Portugal SA 2,280,360 12,518
Enel SpA 394,236 3,592
Entergy Corp 63,171 6,987
Eversource Energy 98,646 8,950
Evoqua Water Technologies Corp
(d)
42,305 1,647
Exelon Corp 506,551 24,831
Hydro One Ltd
(f)
253,742 6,315
Iberdrola SA 1,736,997 21,524
National Grid PLC 2,764,921 35,762
NextEra Energy Inc 181,139 15,214
Orsted AS
(f)
11,326 1,801
PPL Corp 302,327 8,873
Public Service Enterprise Group Inc 288,241 18,430
Red Electrica Corp SA 518,337 10,337
Sempra Energy 197,007 26,076
Southern Co/The 392,719 25,814
Spark Infrastructure Group 2,914,371 5,996
SSE PLC 1,175,320 26,402
Terna - Rete Elettrica Nazionale 1,325,404 10,484
Transmissora Alianca de Energia Eletrica SA 553,200 4,075
$ 370,163
Electrical Components & Equipment - 0.00%
Nihon Trim Co Ltd 1,600 55
Electronics - 0.13%
Badger Meter Inc 10,307 1,104
Halma PLC 114,076 4,711
$ 5,815
Energy - Alternate Sources - 0.49%
NextEra Energy Partners LP 182,692 14,602
Stem Inc
(d),(e)
73,528 1,838
Sunnova Energy International Inc
(d)
135,808 4,916
$ 21,356
Engineering & Construction - 3.84%
Aena SME SA
(d),(f)
217,625 34,793
Auckland International Airport Ltd
(d)
855,661 4,347
Eiffage SA 111,150 11,565
Enav SpA
(d),(f)
3,303,269 14,415
Ferrovial SA 347,880 10,074
Flughafen Zurich AG
(d)
22,440 3,731
Fluor Corp
(d)
390,417 6,504
Fomento de Construcciones y Contratas SA 18,712 239
Grupo Aeroportuario del Centro Norte SAB de
CV
(d)
703,724 4,242
Grupo Aeroportuario del Pacifico SAB de CV
(d)
1,005,687 11,710
Sacyr SA 587,653 1,452
Stantec Inc 39,100 1,887
Sydney Airport
(d)
5,838,230 33,892
Vantage Towers AG 119,539 4,274
Vinci SA 235,387 25,255
$ 168,380
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(d)
29,862 12

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0.34%
China Water Affairs Group Ltd 296,000 $ 295
Clean Harbors Inc
(d)
33,145 3,401
Energy Recovery Inc
(d)
14,288 292
Kurita Water Industries Ltd 37,800 1,773
Li-Cycle Holdings Corp
(d),(e)
127,828 1,120
METAWATER Co Ltd 10,600 183
Montrose Environmental Group Inc
(d)
4,915 246
Nomura Micro Science Co Ltd 2,600 115
Pentair PLC 58,721 4,531
Tetra Tech Inc 19,080 2,744
$ 14,700
Food - 0.20%
Ingredion Inc 51,861 4,557
Wilmar International Ltd 1,363,100 4,186
$ 8,743
Forest Products & Paper - 1.70%
Acadian Timber Corp
(e)
89,923 1,308
BillerudKorsnas AB 32,201 706
Canfor Corp
(d)
89,237 1,915
Clearwater Paper Corp
(d)
11,556 375
Domtar Corp
(d)
8,984 493
Empresas CMPC SA 309,260 687
Holmen AB 26,094 1,326
Interfor Corp 92,843 1,971
International Paper Co 121,740 7,315
Mercer International Inc 39,105 445
Mondi PLC 270,653 7,466
Nine Dragons Paper Holdings Ltd 3,602,000 4,921
Oji Holdings Corp 1,066,600 5,584
Sappi Ltd
(d)
264,956 803
Smurfit Kappa Group PLC 120,166 6,887
Stora Enso Oyj 423,163 8,302
Sumitomo Forestry Co Ltd 45,400 886
Suzano SA
(d)
205,400 2,429
Svenska Cellulosa AB SCA 442,489 7,820
UPM- Kymmene Oyj 181,769 7,405
West Fraser Timber Co Ltd 59,923 4,627
Western Forest Products Inc 607,218 1,035
$ 74,706
Gas - 1.02%
Atmos Energy Corp 63,829 6,224
Enagas SA 546,206 12,433
NiSource Inc 252,373 6,221
Snam SpA 3,369,324 19,922
$ 44,800
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 13,571 1,153
Healthcare - Products - 0.02%
Hengan International Group Co Ltd 127,595 739
Healthcare - Services - 0.00%
Millennium Health LLC
(d),(g),(h)
20,580 19
Millennium Health LLC
(d),(g),(h)
19,318 16
$ 35
Home Builders - 0.29%
DR Horton Inc 77,623 7,422
Lennar Corp - A Shares 9,172 984
Persimmon PLC 45,400 1,838
PulteGroup Inc 18,364 989
Toll Brothers Inc 15,772 1,010
Tri Pointe Homes Inc
(d)
28,091 668
$ 12,911
Housewares - 0.08%
Scotts Miracle- Gro Co/The 22,646 3,552
Internet - 0.00%
Catalina Marketing Corp
(d)
3,965 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0.66%
ArcelorMittal SA 149,744 $ 5,022
Fortescue Metals Group Ltd 283,515 4,322
Nippon Steel Corp 262,100 5,357
Nucor Corp 48,020 5,645
POSCO 15,410 4,436
Vale SA ADR 228,813 4,364
$ 29,146
Lodging - 0.19%
Choice Hotels International Inc 21,201 2,530
City Developments Ltd 549,200 2,787
Travel + Leisure Co 53,300 2,919
$ 8,236
Machinery - Diversified - 0.41%
ANDRITZ AG 18,355 1,056
Duerr AG 13,807 680
Gorman-Rupp Co/The 6,650 233
Husqvarna AB 28,045 377
Interpump Group SpA 28,880 2,052
Kadant Inc 1,792 375
Lindsay Corp 3,841 633
Mueller Water Products Inc - Class A 55,992 931
Organo Corp 2,400 138
Valmet Oyj 23,102 927
Watts Water Technologies Inc 9,714 1,667
Xylem Inc /NY 63,782 8,694
$ 17,763
Media - 0.00%
Cumulus Media Inc
(d)
6 —
Metal Fabrication & Hardware - 0.13%
Advanced Drainage Systems Inc 17,546 2,003
Northwest Pipe Co
(d)
3,471 90
Reliance Worldwide Corp Ltd 279,351 1,190
Rexnord Corp 42,292 2,570
$ 5,853
Mining - 4.14%
Agnico Eagle Mines Ltd 69,500 3,999
Alamos Gold Inc 593,447 4,688
Alcoa Corp
(d)
320,803 14,234
Anglo American PLC 374,983 15,838
AngloGold Ashanti Ltd ADR
(e)
207,154 3,538
Antofagasta PLC 224,182 4,491
Barrick Gold Corp 207,700 4,175
BHP Group Ltd 132,908 4,397
Coeur Mining Inc
(d)
760,093 5,359
First Quantum Minerals Ltd 330,508 6,884
Franco-Nevada Corp 33,329 4,862
Freeport-McMoRan Inc 511,203 18,602
Fresnillo PLC 385,833 4,537
Glencore PLC
(d)
1,077,605 4,858
Gold Fields Ltd ADR 406,610 3,855
Kinross Gold Corp 1,965,861 11,827
Kirkland Lake Gold Ltd 114,600 4,570
Korea Zinc Co Ltd 12,116 5,549
MMC Norilsk Nickel PJSC ADR 137,467 4,516
MP Materials Corp
(d),(e)
114,592 3,847
Newcrest Mining Ltd 224,626 4,056
Newmont Corp 67,011 3,886
Norsk Hydro ASA 528,955 3,651
Polymetal International PLC 204,184 4,068
Polyus PJSC 45,340 4,022
Rio Tinto Ltd 51,398 4,182
Sibanye Stillwater Ltd 1,207,490 4,931
South32 Ltd 2,134,514 4,865
Southern Copper Corp 70,586 4,418
Sumitomo Metal Mining Co Ltd 109,700 4,204
Wheaton Precious Metals Corp 103,900 4,682
$ 181,591

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.05%
Aalberts NV 34,025 $ 2,125
Oil & Gas - 6.98%
BP PLC 1,131,349 4,603
California Resources Corp
(d)
143,197 4,902
California Resources Corp - Warrants
(d)
439 3
Canadian Natural Resources Ltd 140,400 4,646
Chesapeake Energy Corp 74,362 4,150
Chevron Corp 47,432 4,590
Comstock Resources Inc
(d)
578,835 3,421
ConocoPhillips 88,329 4,905
Devon Energy Corp 554,308 16,380
Diamondback Energy Inc 71,676 5,529
Ecopetrol SA ADR 412,290 5,756
Empresas COPEC SA 84,613 787
Eni SpA 400,453 4,941
EOG Resources Inc 61,290 4,138
EQT Corp
(d)
884,882 16,220
Equinor ASA 758,596 16,077
Exxon Mobil Corp 389,022 21,210
Gazprom PJSC ADR 693,135 5,747
Hess Corp 215,006 14,782
LUKOIL PJSC ADR 60,441 5,119
Marathon Petroleum Corp 331,142 19,626
Neste Oyj 74,701 4,550
Novatek PJSC 24,688 5,851
Occidental Petroleum Corp 773,949 19,883
Petroleo Brasileiro SA ADR 482,276 5,228
Phillips 66 212,739 15,123
Pioneer Natural Resources Co 129,338 19,358
Quarternorth Energy Holding Inc
(d)
47,961 5,515
Quarternorth Energy Holding Inc - Warrants
(d)
27,298 3,139
Quarternorth Energy Holding Inc - Warrants
(d),(g)
37,753 208
Quarternorth Energy Holding Inc - Warrants
(d),(g)
19,603 167
Range Resources Corp
(d)
315,443 4,612
Reliance Industries Ltd
(f)
85,392 5,282
Repsol SA 368,626 4,230
Rosneft Oil Co PJSC 693,603 5,002
Royal Dutch Shell PLC - A Shares 257,349 5,101
Suncor Energy Inc 212,000 3,959
Tatneft PJSC ADR 122,575 4,880
TotalEnergies SE 106,222 4,698
Transocean Ltd
(d)
54,446 194
Valero Energy Corp 258,380 17,133
Vantage Drilling International
(d)
4,456 17
Woodside Petroleum Ltd 291,553 4,123
$ 305,785
Oil & Gas Services - 0.37%
Halliburton Co 219,296 4,381
Schlumberger NV 411,540 11,540
Select Energy Services Inc
(d)
22,000 118
$ 16,039
Packaging & Containers - 0.94%
Amcor PLC 417,257 5,362
DS Smith PLC 1,032,927 6,285
Graphic Packaging Holding Co 53,400 1,096
Greif Inc - Class A 8,101 513
Klabin SA
(d)
222,600 1,133
Packaging Corp of America 45,738 6,939
Sealed Air Corp 86,599 5,285
SIG Combibloc Group AG
(d)
213,478 6,535
Sonoco Products Co 12,372 808
Westrock Co 135,742 7,064
$ 41,020
Pipelines - 3.38%
APA Group 1,074,892 7,198
Cheniere Energy Inc 123,976 10,843
Enbridge Inc 996,907 39,231
Enterprise Products Partners LP 131,369 2,924
Gibson Energy Inc 1,099,680 19,838
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Kinder Morgan Inc 623,345 $ 10,142
Magellan Midstream Partners LP 69,019 3,397
Pembina Pipeline Corp 573,868 17,489
TC Energy Corp 782,743 37,163
$ 148,225
Real Estate - 1.24%
CapitaLand Ltd 770,700 2,287
Fabege AB 221,175 4,017
Mitsubishi Estate Co Ltd 675,400 10,574
Mitsui Fudosan Co Ltd 148,800 3,415
New World Development Co Ltd 1,978,160 9,304
Sunac Services Holdings Ltd
(f)
530,500 1,382
Vonovia SE 269,290 18,180
Wihlborgs Fastigheter AB 123,200 2,999
Zhongliang Holdings Group Co Ltd 3,554,700 2,100
$ 54,258
REITs - 9.71%
Agree Realty Corp 45,561 3,397
Alexandria Real Estate Equities Inc 53,788 11,100
Allied Properties Real Estate Investment Trust 112,400 3,857
American Homes 4 Rent 270,880 11,361
American Tower Corp 37,244 10,882
Ascendas Real Estate Investment Trust 1,216,100 2,745
AvalonBay Communities Inc 78,366 17,991
Camden Property Trust 69,249 10,390
CatchMark Timber Trust Inc 115,943 1,338
Centuria Industrial REIT 1,109,000 3,254
CFE Capital S de RL de CV 4,545,763 6,448
Cousins Properties Inc 152,153 5,867
Crown Castle International Corp 104,830 20,409
CubeSmart 108,166 5,787
CyrusOne Inc 76,400 5,881
Daiwa Office Investment Corp 816 5,865
Dexus /AU 757,289 5,893
Equinix Inc 9,352 7,888
Essex Property Trust Inc 45,313 14,987
Extra Space Storage Inc 81,335 15,202
Federal Realty Investment Trust 40,085 4,881
First Industrial Realty Trust Inc 57,900 3,242
Frasers Logistics & Commercial Trust 3,463,751 3,858
Gecina SA 26,313 4,090
Goodman Group 569,634 9,621
Industrial & Infrastructure Fund Investment Corp 1,500 3,009
Inmobiliaria Colonial Socimi SA 775,053 8,389
InterRent Real Estate Investment Trust 291,660 4,048
Invitation Homes Inc 455,950 18,776
Japan Metropolitan Fund Invest 3,592 3,490
Kilroy Realty Corp 138,696 9,105
Klepierre SA 133,600 3,275
Link REIT 601,870 5,534
Minto Apartment Real Estate Investment Trust
(f)
301,642 5,619
Nippon Prologis REIT Inc 2,167 7,793
Park Hotels & Resorts Inc
(d)
174,683 3,343
PotlatchDeltic Corp 77,620 4,032
Prologis Inc 191,564 25,796
Rayonier Inc 268,399 9,872
Regency Centers Corp 86,009 5,902
Rexford Industrial Realty Inc 182,839 11,323
Segro PLC 738,971 13,061
STORE Capital Corp 224,811 8,109
Summit Industrial Income REIT 281,147 4,771
Sun Communities Inc 68,503 13,803
Sunstone Hotel Investors Inc
(d)
203,535 2,359
UNITE Group PLC/The 416,280 6,995
United Urban Investment Corp 2,514 3,551
Ventas Inc 79,200 4,431
VICI Properties Inc 239,411 7,400
Warehouses De Pauw CVA 146,700 6,745
Welltower Inc 222,873 19,508

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Weyerhaeuser Co 258,860 $ 9,319
$ 425,592
Retail - 0.02%
Belk Inc
(d)
139 2
Gymboree Corp/The
(d),(g)
17,842 —
Gymboree Holding Corp
(d),(g)
48,577 —
Home Depot Inc /The 2,571 838
$ 840
Software - 0.02%
Skillsoft Corp
(d)
93,356 904
Storage & Warehousing - 0.17%
Safestore Holdings PLC 463,551 7,366
Telecommunications - 0.08%
Eutelsat Communications SA 123,972 1,434
NEXTDC Ltd
(d)
160,900 1,553
Windstream
(d)
9,809 141
Windstream - Warrants
(d)
17,064 246
$ 3,374
Transportation - 0.78%
American Commercial Lines Inc
(d)
573 12
American Commercial Lines Inc - Warrants
(d)
603 13
East Japan Railway Co 161,500 10,855
Getlink SE 894,970 14,417
West Japan Railway Co 163,800 8,946
$ 34,243
Water - 1.23%
American States Water Co 12,980 1,197
American Water Works Co Inc 50,908 9,278
Artesian Resources Corp 2,976 117
Beijing Enterprises Water Group Ltd
(d)
1,798,000 742
California Water Service Group 17,711 1,126
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
120,230 832
Essential Utilities Inc 168,525 8,363
Guangdong Investment Ltd 1,012,000 1,405
Middlesex Water Co 6,145 672
Pennon Group PLC 98,995 1,700
Severn Trent PLC 300,672 11,424
SJW Group 9,254 642
Suez SA 143,703 3,335
United Utilities Group PLC 522,245 7,595
Veolia Environnement SA 146,610 5,031
York Water Co/The 4,591 237
$ 53,696
TOTAL COMMON STOCKS $ 2,300,028
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Transportation - 0.00%
American Commercial Lines Inc Preferred A
1.87%
2,133 $ 54
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(g)
11,215 4
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(d)
2,243 57
American Commercial Lines Inc Preferred B
2.50%
2,428 73
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(g)
8,530 4
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(d)
1,706 51
$ 243
TOTAL PREFERRED STOCKS $ 243
BONDS - 10.22%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.79%
BBCMS 2018-TALL Mortgage Trust
0.82%, 03/15/2037
(f)
$ 6,000 $ 5,999
1.00 x 1 Month USD LIBOR + 0.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BBCMS 2019-BWAY Mortgage Trust
1.05%, 11/15/2034
(f)
$ 7,670 $ 7,649
1.00 x 1 Month USD LIBOR + 0.96%
BCP Trust 2021-330N
1.29%, 06/15/2038
(f)
5,000 4,964
1.00 x 1 Month USD LIBOR + 1.20%
Benchmark 2019-B12 Mortgage Trust
1.20%, 08/15/2052
( i ),(j)
94,444 5,708
2.26%, 08/15/2052 1,981 2,018
Benchmark 2019-B15 Mortgage Trust
0.94%, 12/15/2072
( i ),(j)
16,015 876
2.00%, 12/15/2072 2,294 2,334
BF 2019-NYT Mortgage Trust
1.30%, 12/15/2035
(f)
5,950 5,957
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.07%, 08/15/2036
(f)
5,122 5,124
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2019-XL
1.18%, 10/15/2036
(f)
6,613 6,621
1.00 x 1 Month USD LIBOR + 1.08%
BX Commercial Mortgage Trust 2020-BXLP
1.10%, 12/15/2036
(f)
2,688 2,688
1.00 x 1 Month USD LIBOR + 1.00%
BX Commercial Mortgage Trust 2021-VINO
0.75%, 05/15/2038
(f)
3,500 3,502
1.00 x 1 Month USD LIBOR + 0.65%
0.95%, 05/15/2038
(f)
3,500 3,498
1.00 x 1 Month USD LIBOR + 0.85%
BX Trust 2018-EXCL
1.18%, 09/15/2037
(f)
5,260 5,260
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
0.97%, 11/15/2032
(f)
3,000 3,002
1.00 x 1 Month USD LIBOR + 0.88%
BXHPP Trust 2021-FILM
0.75%, 08/15/2036
(f)
5,000 5,005
1.00 x 1 Month USD LIBOR + 0.65%
CGDB Commercial Mortgage Trust 2019-MOB
1.05%, 11/15/2036
(f)
6,500 6,500
1.00 x 1 Month USD LIBOR + 0.95%
CIM Retail Portfolio Trust 2021-RETL
2.00%, 08/15/2036
(f)
3,200 3,204
1.00 x 1 Month USD LIBOR + 1.90%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
( i ),(j)
80,388 5,253
1.95%, 08/10/2056 1,024 1,040
Citigroup Commercial Mortgage Trust
2020-GC46
1.11%, 02/15/2053
( i ),(j)
6,232 428
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(j)
525 550
COMM 2018-HCLV Mortgage Trust
1.10%, 09/15/2033
(f)
10,120 10,077
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
0.98%, 12/15/2031
(f)
1,002 1,003
1.00 x 1 Month USD LIBOR + 0.88%
DROP Mortgage Trust 2021-FILE
1.25%, 04/15/2026
(f)
7,500 7,544
1.00 x 1 Month USD LIBOR + 1.15%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.09%, 05/25/2026
( i ),(j)
69,808 2,823
1.44%, 07/25/2026
( i ),(j)
12,086 642

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp Trust 2019-SMP
1.25%, 08/15/2032
(f)
$ 1,500 $ 1,500
1.00 x 1 Month USD LIBOR + 1.15%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.10%, 09/15/2029
(f)
5,000 5,006
1.00 x 1 Month USD LIBOR + 1.00%
KNDL 2019-KNSQ Mortgage Trust
0.90%, 05/15/2036
(f)
2,000 2,003
1.00 x 1 Month USD LIBOR + 0.80%
Life 2021-BMR Mortgage Trust
0.80%, 03/15/2038
(f)
7,000 7,007
1.00 x 1 Month USD LIBOR + 0.70%
Merit 2020-Hill
1.25%, 08/15/2037
(f)
2,792 2,799
1.00 x 1 Month USD LIBOR + 1.15%
MHC Commercial Mortgage Trust 2021-MHC
0.90%, 04/15/2038
(f)
5,000 5,003
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
1.20%, 05/15/2023
(f)
3,800 3,807
1.00 x 1 Month USD LIBOR + 1.10%
SFO Commercial Mortgage Trust 2021-555
1.25%, 05/15/2038
(f)
7,000 7,013
1.00 x 1 Month USD LIBOR + 1.15%
STWD Trust 2021-FLWR
0.67%, 07/15/2036
(f)
5,000 4,996
1.00 x 1 Month USD LIBOR + 0.58%
TPGI Trust 2021-DGWD
0.80%, 06/15/2026
(f)
2,500 2,502
1.00 x 1 Month USD LIBOR + 0.70%
1.00%, 06/15/2026
(f)
4,400 4,406
1.00 x 1 Month USD LIBOR + 0.90%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 873 889
VASA Trust 2021-VASA
1.00%, 07/15/2039
(f)
10,000 10,003
1.00 x 1 Month USD LIBOR + 0.90%
$ 166,203
Federal & Federally Sponsored Credit - 1.88%
Federal Farm Credit Banks Funding Corp
0.10%, 12/27/2021
(k)
11,000 11,001
1 Month USD LIBOR + 0.02%
0.12%, 01/12/2023
(k)
15,300 15,299
0.13%, 11/23/2022
(k)
2,500 2,501
0.13%, 03/09/2023
(k)
8,000 7,997
0.13%, 04/13/2023
(k)
4,400 4,397
0.13%, 04/27/2023
(k)
5,100 5,095
0.14%, 09/23/2022 2,400 2,402
Secured Overnight Financing Rate + 0.09%
0.17%, 10/21/2022
(k)
1,200 1,200
0.17%, 11/30/2022
(k)
1,000 1,000
0.19%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.22%, 11/05/2021
(k)
15,000 15,004
1 Month USD LIBOR + 0.13%
0.28%, 05/27/2022
(k)
12,000 12,017
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.33%, 01/18/2022
(k)
1,500 1,501
1 Month USD LIBOR + 0.24%
1.64%, 01/24/2023
(k)
1,100 1,107
$ 82,622
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 3.79%
Fannie Mae
0.16%, 03/04/2022
(k)
$ 17,000 $ 17,008
Secured Overnight Financing Rate + 0.22%
0.23%, 05/13/2022
(k)
7,000 7,009
Secured Overnight Financing Rate + 0.18%
0.28%, 05/06/2022
(k)
14,000 14,018
Secured Overnight Financing Rate + 0.23%
0.37%, 10/22/2021 1,000 1,000
Secured Overnight Financing Rate + 0.32%
0.40%, 04/07/2022
(k),(l)
40,000 40,080
Secured Overnight Financing Rate + 0.35%
0.44%, 04/15/2022
(k)
10,000 10,023
Secured Overnight Financing Rate + 0.39%
Federal Farm Credit Discount Notes
0.03%, 02/08/2022
(m)
2,000 2,000
Federal Home Loan Banks
0.10%, 10/15/2021
(k)
14,000 14,001
1 Month USD LIBOR + 0.00%
0.11%, 11/10/2022
(k)
14,000 14,006
Secured Overnight Financing Rate + 0.07%
2.00%, 09/09/2022
(k)
9,700 9,891
2.13%, 06/10/2022
(k)
5,000 5,078
Freddie Mac
0.20%, 12/09/2021
(k)
6,000 6,002
Secured Overnight Financing Rate + 0.15%
0.20%, 03/04/2022 2,000 2,001
Secured Overnight Financing Rate + 0.15%
0.20%, 12/30/2022
(k)
9,000 9,001
0.24%, 06/02/2022
(k)
15,000 15,021
Secured Overnight Financing Rate + 0.19%
$ 166,139
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Oil & Gas - 0.00%
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
200 205
Regional Authority - 0.06%
State of North Rhine-Westphalia Germany
0.00%, 01/15/2029
(d)
EUR 1,100 1,322
0.20%, 04/09/2030 955 1,163
$ 2,485
Sovereign - 0.51%
Chile Government International Bond
2.55%, 07/27/2033 $ 785 799
Colombia Government International Bond
3.00%, 01/30/2030
(e)
1,060 1,039
3.25%, 04/22/2032 325 317
European Union
0.00%, 10/04/2030
(d)
EUR 2,850 3,430
0.30%, 11/04/2050 1,120 1,274
0.75%, 04/04/2031 470 605
1.25%, 04/04/2033 765 1,034
French Republic Government Bond OAT
0.75%, 05/25/2052
(f)
1,090 1,281
Italy Buoni Poliennali Del Tesoro
1.70%, 09/01/2051
(f)
1,275 1,504
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 505 5
Mexico Government International Bond
1.45%, 10/25/2033 EUR 565 641
2.13%, 10/25/2051 335 343
New Zealand Government Bond
1.75%, 05/15/2041 NZD 793 492
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 6,191 4,819
2.50%, 09/20/2040 627 572

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
4.50%, 04/01/2056 $ 465 $ 532
Qatar Government International Bond
3.75%, 04/16/2030
(f)
1,450 1,652
Romanian Government International Bond
3.62%, 05/26/2030 EUR 595 813
Spain Government Bond
3.45%, 07/30/2066
(f)
665 1,237
$ 22,389
Supranational Bank - 0.19%
European Investment Bank
0.00%, 09/09/2030
(d)
5,820 7,003
2.75%, 09/13/2030 790 1,183
$ 8,186
TOTAL BONDS $ 448,230
COMMODITY INDEXED STRUCTURED
NOTES - 0.68%
Principal
Amount (000's) Value (000's)
Banks - 0.68%
Royal Bank of C anada; Bloomberg Commodity
Index 2 Month Forward Total ReturnSM Index
Linked Note
0.08%, 05/26/2022
(f),(j)
$ 21,900 $ 29,653
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 29,653
SENIOR FLOATING RATE INTERESTS
- 9.26%
Principal
Amount (000's) Value (000's)
Advertising - 0.14%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(n),(o)
$ 283 $ 155
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(n)
164 156
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.63%, 08/07/2026
(n)
5,775 5,635
1 Month USD LIBOR + 3.50%
Red Ventures LLC
2.58%, 11/08/2024
(n)
374 369
1 Month USD LIBOR + 2.50%
$ 6,315
Aerospace & Defense - 0.07%
Sequa Mezzanine Holdings LLC
5.00%, PIK 6.75%, 04/28/2024
(n),(o)
535 525
1 Month USD LIBOR + 10.75%
7.75%, 11/28/2023
(n)
1,516 1,536
1 Month USD LIBOR + 6.75%
TransDigm Inc
2.33%, 05/30/2025
(n)
472 464
1 Month USD LIBOR + 2.25%
2.33%, 12/24/2025
(n)
509 500
1 Month USD LIBOR + 2.25%
$ 3,025
Airlines - 0.17%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
2,511 2,584
1 Month USD LIBOR + 4.75%
Allegiant Travel Co
3.13%, 02/05/2024
(n)
338 335
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.09%, 12/14/2023
(n)
103 100
3 Month USD LIBOR + 2.00%
SkyMiles IP Ltd
4.75%, 09/16/2027
(n)
1,100 1,166
3 Month USD LIBOR + 3.75%
United Airlines Inc
4.50%, 04/14/2028
(n)
1,248 1,249
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
WestJet Airlines Ltd
4.00%, 12/11/2026
(n)
$ 1,917 $ 1,848
3 Month USD LIBOR + 3.00%
$ 7,282
Apparel - 0.05%
Birkenstock US BidCo Inc
0.00%, 04/27/2028
(n),(p)
1,534 1,532
1 Month USD LIBOR + 3.75%
Champ Acquisition Corp
5.68%, 12/19/2025
(n)
439 440
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(n)
335 333
1 Month USD LIBOR + 3.25%
$ 2,305
Automobile Parts & Equipment - 0.03%
Clarios Global LP
3.34%, 04/30/2026
(n)
1,486 1,469
1 Month USD LIBOR + 3.25%
Beverages - 0.08%
Triton Water Holdings Inc
4.00%, 03/17/2028
(n)
3,508 3,482
1 Month USD LIBOR + 3.50%
Building Materials - 0.07%
Cornerstone Building Brands Inc
3.75%, 03/26/2028
(n)
653 651
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.58%, 01/31/2027
(n)
784 774
1 Month USD LIBOR + 2.50%
Standard Industries Inc /NJ
0.00%, 08/06/2028
(n),(p)
1,812 1,806
$ 3,231
Casino Hotels - 0.16%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
7,127 7,076
1 Month USD LIBOR + 2.50%
Chemicals - 0.19%
Alpha 3 BV
3.00%, 03/05/2028
(n)
3,838 3,821
1 Month USD LIBOR + 2.50%
ASP Unifrax Holdings Inc
3.90%, 12/12/2025
(n)
1,314 1,277
3 Month USD LIBOR + 3.75%
Ineos Petro
3.25%, 01/21/2026
(n)
425 424
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.11%, 03/31/2024
(n)
232 229
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.83%, 02/04/2027
(n)
707 704
1 Month USD LIBOR + 3.75%
Sparta US HoldCo LLC
4.25%, 08/02/2028
(n)
185 185
1 Month USD LIBOR + 3.50%
Tronox Finance LLC
2.63%, 03/02/2028
(n)
22 22
3 Month USD LIBOR + 3.00%
WR Grace Holdings LLC
0.00%, 08/11/2028
(n),(p)
1,790 1,793
$ 8,455
Commercial Services - 0.66%
All-Star Bidco AB
0.00%, 07/21/2028
(n),(p)
250 249

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Belron Finance
2.44%, 10/25/2026
(n)
$ 739 $ 733
1 Month USD LIBOR + 2.50%
CCRR Parent Inc
5.00%, 03/05/2028
(n)
444 446
1 Month USD LIBOR + 4.25%
Fly Funding
1.88%, 08/09/2025
(n)
858 844
3 Month USD LIBOR + 1.75%
Garda World Security Corp
4.34%, 10/30/2026
(n)
356 355
1 Month USD LIBOR + 4.25%
Hertz Corp/The
4.00%, 06/14/2028
(n)
1,771 1,762
1 Month USD LIBOR + 3.50%
4.00%, 06/14/2028
(n)
334 332
1 Month USD LIBOR + 3.50%
HGIM Corp
7.00%, 07/02/2023
(n)
1,307 967
3 Month USD LIBOR + 6.00%
Indy US Bidco LLC
4.09%, 02/05/2028
(n)
239 239
1 Month USD LIBOR + 4.00%
PAREXEL International Corp
0.00%, 08/11/2028
(n),(p)
4,091 4,089
3 Month USD LIBOR + 0.00%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(n)
5,471 5,459
1 Month USD LIBOR + 2.75%
Syniverse Holdings Inc
6.00%, 02/09/2023
(n)
3,826 3,821
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(n)
1,793 1,790
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(n)
1,665 1,617
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.83%, 11/13/2026
(n)
939 929
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
9.00%, 02/28/2025
(n)
1,891 1,927
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
4.09%, 08/27/2025
(n)
1,539 1,535
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.08%, 02/05/2026
(n)
1,477 1,458
1 Month USD LIBOR + 3.00%
WEX Inc
2.33%, 03/19/2028
(n)
464 459
1 Month USD LIBOR + 2.25%
$ 29,011
Computers - 0.34%
Ahead DB Holdings LLC
4.50%, 10/18/2027
(n)
772 773
1 Month USD LIBOR + 3.75%
Dell International LLC
2.00%, 09/19/2025
(n)
1,445 1,444
1 Month USD LIBOR + 1.75%
Everi Payments Inc
3.00%, 06/30/2028
(n)
2,850 2,838
1 Month USD LIBOR + 2.50%
iQor US Inc
8.50%, 11/20/2024
(n)
159 162
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(n)
424 417
1 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Magenta Buyer LLC
5.75%, 07/27/2028
(n)
$ 1,750 $ 1,745
1 Month USD LIBOR + 5.00%
McAfee LLC
3.83%, 09/30/2024
(n)
1,577 1,577
3 Month USD LIBOR + 3.75%
NCR Corp
2.63%, 08/07/2026
(n)
734 724
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.50%, 08/08/2024
(n)
1,218 1,196
1 Month USD LIBOR + 3.50%
5.50%, 08/08/2024
(n)
170 165
3 Month USD LIBOR + 4.50%
Peraton Corp
4.50%, 02/01/2028
(n)
499 499
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.83%, 07/01/2026
(n)
411 407
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
0.00%, 08/19/2028
(n),(p)
1,500 1,499
3.75%, 11/02/2026
(n)
1,419 1,419
1 Month USD LIBOR + 3.25%
$ 14,865
Consumer Products - 0.03%
Illuminate Merger Sub Corp
4.00%, 06/30/2028
(n)
410 409
1 Month USD LIBOR + 3.50%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(n)
736 717
1 Month USD LIBOR + 3.75%
$ 1,126
Cosmetics & Personal Care - 0.11%
Conair Holdings LLC
4.25%, 05/12/2028
(n)
1,250 1,248
1 Month USD LIBOR + 3.75%
Journey Personal Care Corp
5.00%, 02/18/2028
(n)
1,150 1,152
1 Month USD LIBOR + 4.25%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(n)
3,726 2,273
1 Month USD LIBOR + 3.50%
$ 4,673
Distribution & Wholesale - 0.04%
Core & Main LP
2.59%, 07/27/2028
(n)
1,703 1,684
1 Month USD LIBOR + 2.50%
KAR Auction Services Inc
2.37%, 09/11/2026
(n)
275 271
1 Month USD LIBOR + 2.25%
$ 1,955
Diversified Financial Services - 0.04%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(n)
403 397
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(d),(n)
1,011 200
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
1.83%, 04/21/2028
(n)
1,250 1,243
1 Month USD LIBOR + 1.75%
$ 1,840

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.02%
Calpine Corp
2.08%, 08/12/2026
(n)
$ 425 $ 417
1 Month USD LIBOR + 2.00%
2.59%, 12/02/2027
(n)
273 271
1 Month USD LIBOR + 2.50%
Exgen Renewables IV LLC
3.50%, 12/11/2027
(n)
318 317
1 Month USD LIBOR + 2.50%
$ 1,005
Electronics - 0.04%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
1,430 1,432
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
2.60%, 09/13/2024
(n)
408 407
3 Month USD LIBOR + 2.50%
$ 1,839
Engineering & Construction - 0.12%
AECOM
1.83%, 04/13/2028
(n)
1,250 1,248
1 Month USD LIBOR + 1.75%
Atlantic Aviation FBO Inc
3.84%, 12/06/2025
(n)
483 482
3 Month USD LIBOR + 3.75%
Brown Group Holding LLC
3.25%, 06/07/2028
(n)
1,890 1,879
1 Month USD LIBOR + 2.75%
Centuri Group Inc
0.00%, 08/18/2028
(n),(p)
800 797
KKR Apple Bidco LLC
0.00%, 07/14/2028
(n),(p)
500 498
Osmose Utilities Services Inc
3.75%, 06/16/2028
(n)
400 397
1 Month USD LIBOR + 3.25%
$ 5,301
Entertainment - 0.67%
AMC Entertainment Holdings Inc
3.09%, 03/20/2026
(n)
390 347
3 Month USD LIBOR + 3.00%
Bally's Corp
0.00%, 08/06/2028
(n),(p)
4,250 4,240
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
2.09%, 03/10/2028
(n)
604 598
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(n)
255 198
1 Month USD LIBOR + 2.50%
3.75%, 09/30/2026
(n)
153 117
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(n)
124 152
9.25%, 05/23/2024
(n)
51 54
1 Month USD LIBOR + 8.25%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(n)
4,862 4,841
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.34%, 03/24/2025
(n)
467 462
3 Month USD LIBOR + 2.25%
Merlin Entertainment
3.40%, 10/16/2026
(n)
271 259
3 Month USD LIBOR + 3.25%
3.40%, 11/12/2026
(n)
61 58
3 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Metro-Goldwyn-Mayer Inc
2.59%, 07/03/2025
(n)
$ 1,541 $ 1,529
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(n)
500 499
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.83%, 10/19/2026
(n)
2,044 2,033
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.58%, 05/29/2026
(n)
737 731
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(n)
642 639
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
2.83%, 08/14/2024
(n)
5,114 5,066
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
0.00%, 08/13/2028
(n),(p)
1,000 991
Stars Group Holdings BV
2.37%, 07/21/2026
(n)
5,440 5,408
1 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
2.84%, 05/16/2025
(n)
1,285 1,249
3 Month USD LIBOR + 2.75%
$ 29,471
Environmental Control - 0.08%
GFL Environmental Inc
3.50%, 05/30/2025
(n)
2,193 2,194
1 Month USD LIBOR + 3.00%
Madison IAQ LLC
3.75%, 06/16/2028
(n)
1,250 1,241
1 Month USD LIBOR + 3.25%
$ 3,435
Food - 0.23%
8th Avenue Food & Provisions Inc
3.84%, 09/19/2025
(n)
629 612
3 Month USD LIBOR + 3.50%
5.50%, 10/01/2025
(n)
300 297
3 Month USD LIBOR + 0.00%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(n)
594 595
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
1,426 1,429
1 Month USD LIBOR + 4.00%
CHG PPC Parent LLC
2.84%, 03/30/2025
(n)
239 237
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.34%, 01/29/2027
(n)
673 663
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
3.78%, 05/23/2025
(n)
1,247 1,234
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
2.08%, 06/09/2028
(n)
765 766
1 Month USD LIBOR + 2.00%
US Foods Inc
1.83%, 06/27/2023
(n)
3,931 3,884
1 Month USD LIBOR + 1.75%
Utz Quality Foods LLC
3.08%, 01/20/2028
(n)
351 349
1 Month USD LIBOR + 3.00%
$ 10,066

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
1.83%, 09/07/2027
(n)
$ 1,376 $ 1,366
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.03%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(n)
738 738
1 Month USD LIBOR + 3.50%
Apex Tool Group LLC
6.50%, 08/01/2024
(n)
604 605
3 Month USD LIBOR + 5.50%
$ 1,343
Healthcare - Products - 0.13%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(n),(o)
640 623
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(n)
1,243 1,247
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
3.83%, 11/04/2026
(n)
362 362
1 Month USD LIBOR + 4.00%
Insulet Corp
3.75%, 04/28/2028
(n)
1,250 1,249
1 Month USD LIBOR + 3.25%
LifeScan Global Corp
6.15%, 10/01/2024
(n)
56 55
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.83%, 07/02/2025
(n)
1,177 1,134
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
5.75%, 04/11/2025
(n)
1,414 1,207
3 Month USD LIBOR + 4.75%
$ 5,877
Healthcare - Services - 0.70%
ADMI Corp
3.63%, 12/23/2027
(n)
255 252
1 Month USD LIBOR + 3.25%
AHP Health Partners Inc
0.00%, 08/04/2028
(n),(p)
1,500 1,502
BW NHHC Holdco Inc
5.12%, 05/15/2025
(n)
1,109 1,005
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
2.50%, 02/22/2028
(n)
483 483
1 Month USD LIBOR + 2.00%
Envision Healthcare Corp
3.83%, 10/10/2025
(n)
1,387 1,216
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
3.86%, 02/05/2027
(n)
93 92
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
2.88%, 07/02/2025
(n)
1,159 1,156
1 Month USD LIBOR + 2.75%
Global Medical Response Inc
5.75%, 09/24/2025
(n)
1,741 1,747
1 Month USD LIBOR + 4.75%
ICON Luxembourg Sarl
0.00%, 06/16/2028
(n),(p)
2,001 1,999
1 Month USD LIBOR + 2.50%
Indigo Merger Sub Inc
0.00%, 06/16/2028
(n),(p)
499 498
1 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.83%, 11/14/2025
(n)
8,912 8,844
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Lonza Group AG
4.75%, 07/03/2028
(n)
$ 418 $ 418
3 Month USD LIBOR + 4.00%
Onex TSG Intermediate Corp
5.50%, 02/23/2028
(n)
315 317
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
3.34%, 03/05/2026
(n)
1,240 1,227
1 Month USD LIBOR + 3.25%
PPD Inc
2.50%, 01/13/2028
(n)
3,717 3,705
1 Month USD LIBOR + 2.25%
Quorum Health Corp
8.00%, 04/29/2025
(n)
341 340
3 Month USD LIBOR + 8.25%
Select Medical Corp
2.34%, 03/06/2025
(n)
1,748 1,735
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.50%, 09/03/2026
(n)
3,338 3,339
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
6.25%, 12/10/2027
(n)
597 599
1 Month USD LIBOR + 5.50%
$ 30,474
Home Furnishings - 0.10%
Herman Miller Inc
2.06%, 06/29/2028
(n)
1,500 1,494
1 Month USD LIBOR + 2.00%
Mattress Firm Inc
6.25%, 11/24/2027
(n)
698 709
1 Month USD LIBOR + 5.25%
Osmosis Debt Merger Sub Inc
4.50%, 07/31/2028
(n)
667 666
1 Month USD LIBOR + 4.00%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(n)
1,428 1,428
1 Month USD LIBOR + 3.25%
$ 4,297
Insurance - 0.13%
Acrisure LLC
3.61%, 02/12/2027
(n)
1,035 1,019
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.33%, 05/09/2025
(n)
1,156 1,143
1 Month USD LIBOR + 3.25%
4.25%, 10/08/2027
(n)
748 748
1 Month USD LIBOR + 3.75%
Asurion LLC
5.34%, 01/15/2029
(n)
1,750 1,740
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
3.08%, 01/27/2027
(n)
612 602
1 Month USD LIBOR + 3.25%
HUB International Ltd
2.88%, 04/25/2025
(n)
266 263
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(n)
318 318
1 Month USD LIBOR + 3.25%
$ 5,833
Internet - 0.08%
Arches Buyer Inc
3.75%, 12/06/2027
(n)
348 345
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.50%, 10/16/2027
(n)
1,746 1,744
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Proofpoint Inc
0.00%, 06/09/2028
(n),(p)
$ 923 $ 917
Uber Technologies Inc
3.58%, 04/04/2025
(n)
329 328
1 Month USD LIBOR + 3.50%
$ 3,334
Leisure Products & Services - 0.22%
Alterra Mountain Co
2.84%, 07/31/2024
(n)
595 586
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.59%, 01/02/2026
(n)
431 432
3 Month USD LIBOR + 4.50%
Carnival Corp
3.75%, 06/30/2025
(n)
559 555
1 Month USD LIBOR + 3.00%
ClubCorp Holdings Inc
2.90%, 08/16/2024
(n)
2,958 2,771
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(n)
1,481 1,354
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
4.00%, 05/29/2028
(n)
1,500 1,492
1 Month USD LIBOR + 2.50%
Life Time Inc
5.75%, 12/10/2024
(n)
1,245 1,238
1 Month USD LIBOR + 4.75%
SRAM LLC
3.25%, 05/12/2028
(n)
1,215 1,208
1 Month USD LIBOR + 2.75%
$ 9,636
Lodging - 0.17%
Boyd Gaming Corp
2.33%, 09/15/2023
(n)
1,915 1,910
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.83%, 12/22/2024
(n)
2,283 2,263
3 Month USD LIBOR + 2.75%
4.59%, 07/20/2025
(n)
993 994
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(n)
1,282 1,279
3 Month USD LIBOR + 2.25%
Hilton Grand Vacations Borrower LLC
3.50%, 08/02/2028
(n)
500 499
1 Month USD LIBOR + 3.00%
Hilton Worldwide Finance LLC
1.83%, 06/18/2026
(n)
399 394
3 Month USD LIBOR + 1.75%
$ 7,339
Machinery - Construction & Mining - 0.09%
TNT Crane & Rigging Inc
7.50%, 10/16/2024
(n)
2,985 3,105
1 Month USD LIBOR + 6.50%
Vertiv Group Corp
2.85%, 03/02/2027
(n)
988 981
1 Month USD LIBOR + 2.75%
$ 4,086
Machinery - Diversified - 0.04%
Altra Industrial Motion Corp
2.09%, 10/01/2025
(n)
338 334
3 Month USD LIBOR + 2.00%
Gardner Denver Inc
2.83%, 03/01/2027
(n)
262 262
1 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
TK Elevator US Newco Inc
4.00%, 07/30/2027
(n)
$ 976 $ 975
1 Month USD LIBOR + 3.50%
$ 1,571
Media - 0.65%
Altice Financing SA
2.88%, 07/15/2025
(n)
796 780
3 Month USD LIBOR + 2.75%
2.90%, 01/06/2026
(n)
482 472
3 Month USD LIBOR + 2.75%
Cengage Learning Inc
5.75%, 06/29/2026
(n)
1,600 1,604
1 Month USD LIBOR + 4.75%
CSC Holdings LLC
2.35%, 07/17/2025
(n)
4,214 4,149
3 Month USD LIBOR + 2.25%
2.59%, 04/27/2027
(n)
2,310 2,279
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.34%, 08/24/2026
(n)
2,835 1,764
1 Month USD LIBOR + 3.25%
Directv Financing LLC
5.75%, 07/22/2027
(n)
3,862 3,860
1 Month USD LIBOR + 5.00%
GCI LLC
0.00%, 10/15/2025
(n),(p)
232 232
1 Month USD LIBOR + 2.75%
Gray Television Inc
2.35%, 02/07/2024
(n)
323 321
3 Month USD LIBOR + 2.25%
2.60%, 01/02/2026
(n)
387 384
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(n)
13 13
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.08%, 05/01/2026
(n)
3,569 3,536
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
3.85%, 10/15/2028
(n)
395 395
1 Month USD LIBOR + 3.75%
Mav Acquisition Corp
5.25%, 07/21/2028
(n)
800 794
1 Month USD LIBOR + 4.75%
Meredith Corp
5.25%, 01/31/2025
(n)
431 439
1 Month USD LIBOR + 4.25%
Nexstar Media Inc
2.33%, 01/17/2024
(n)
1,123 1,118
3 Month USD LIBOR + 2.25%
2.60%, 09/18/2026
(n)
1,216 1,209
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.10%, 10/04/2023
(n)
977 976
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.25%, 09/11/2026
(n)
670 668
1 Month USD LIBOR + 3.50%
Sinclair Television Group Inc
2.34%, 01/03/2024
(n)
251 246
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(n)
303 302
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
2.60%, 01/31/2028
(n)
811 802
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
WideOpenWest Finance LLC
4.25%, 08/18/2023
(n)
$ 386 $ 385
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.60%, 04/17/2028
(n)
1,686 1,668
1 Month USD LIBOR + 2.50%
$ 28,396
Miscellaneous Manufacturers - 0.07%
Gates Global LLC
3.25%, 03/31/2027
(n)
3,000 2,985
1 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.01%
Pitney Bowes Inc
4.09%, 03/12/2028
(n)
331 331
1 Month USD LIBOR + 4.00%
Oil & Gas - 0.13%
CITGO Petroleum Corp
7.25%, 03/28/2024
(n)
461 461
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.33%, 03/30/2025
(n)
439 427
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(n)
1,153 1,153
1 Month USD LIBOR + 5.50%
Gulf Finance LLC
6.25%, 08/25/2023
(n)
1,476 1,242
3 Month USD LIBOR + 5.25%
Quarternorth Energy Holding Inc
0.00%, 08/27/2026
(n),(p)
2,494 2,456
3 Month USD LIBOR + 8.00%
$ 5,739
Oil & Gas Services - 0.03%
PGS ASA
7.65%, 03/19/2024
(n)
1,572 1,431
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.07%
Berry Global Inc
1.86%, 07/01/2026
(n)
1,083 1,073
1 Month USD LIBOR + 1.75%
Kloeckner Pentaplast of America Inc
5.25%, 02/04/2026
(n)
462 461
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
2.83%, 02/05/2023
(n)
742 737
1 Month USD LIBOR + 2.75%
Plaze Inc
4.50%, 08/03/2026
(n)
618 613
1 Month USD LIBOR + 3.75%
TricorBraun
3.75%, 03/03/2028
(n)
371 368
3 Month USD LIBOR + 3.25%
3.75%, 03/01/2028
(n)
13 12
3 Month USD LIBOR + 3.25%
$ 3,264
Pharmaceuticals - 0.70%
Amneal Pharmaceuticals LLC
3.63%, 05/04/2025
(n)
677 666
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.84%, 11/14/2025
(n)
1,174 1,167
3 Month USD LIBOR + 2.75%
3.09%, 05/19/2025
(n)
5,432 5,411
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(n)
3,081 3,073
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
$ 2,000 $ 1,939
1 Month USD LIBOR + 5.00%
Gainwell Acquisition Corp
4.75%, 10/01/2027
(n)
2,107 2,113
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.08%, 11/15/2027
(n)
1,167 1,150
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(n)
4,000 4,000
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
6.00%, 09/24/2024
(n)
5,268 5,109
3 Month USD LIBOR + 2.75%
6.25%, 02/24/2025
(n)
1,243 1,206
3 Month USD LIBOR + 3.00%
Organon & Co
3.50%, 06/02/2028
(n)
4,000 4,012
1 Month USD LIBOR + 3.00%
Prestige Brands Inc
2.50%, 06/09/2028
(n)
1,000 995
1 Month USD LIBOR + 2.00%
$ 30,841
Pipelines - 0.06%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(n)
458 452
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.35%, 11/01/2026
(n)
836 827
1 Month USD LIBOR + 2.25%
Traverse Midstream Partners LLC
6.50%, 09/21/2024
(n)
1,116 1,116
1 Month USD LIBOR + 5.50%
$ 2,395
Real Estate - 0.05%
Brookfield Retail Holdings VII Sub 3 LLC
3.08%, 08/27/2023
(n)
1,927 1,921
3 Month USD LIBOR + 3.00%
Realogy Group LLC
1.84%, 02/08/2023
(n)
291 289
1 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(n)
104 103
3 Month USD LIBOR + 2.25%
$ 2,313
REITs - 0.03%
Blackstone Mortgage Trust Inc
2.33%, 04/23/2026
(n)
1,224 1,209
1 Month USD LIBOR + 2.25%
Retail - 0.30%
1011778 BC ULC
1.83%, 11/14/2026
(n)
1,588 1,559
1 Month USD LIBOR + 1.75%
Academy Ltd
4.50%, 11/05/2027
(n)
748 748
1 Month USD LIBOR + 3.75%
Belk Inc
5.00%, 07/31/2025
(n)
1,036 782
8.50%, 07/31/2025
(n)
232 232
3 Month USD LIBOR + 7.50%
BJ's Wholesale Club Inc
2.10%, 02/03/2024
(n)
71 71
1 Month USD LIBOR + 2.00%
EG America LLC
4.15%, 02/07/2025
(n)
30 30
3 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
4.25%, 11/19/2027
(n)
$ 1,247 $ 1,246
1 Month USD LIBOR + 3.25%
Jo-Ann Stores LLC
5.50%, 06/30/2028
(n)
780 776
1 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
4.00%, 10/26/2027
(n)
746 745
1 Month USD LIBOR + 3.25%
PetSmart Inc
4.50%, 01/28/2028
(n)
5,910 5,915
1 Month USD LIBOR + 3.75%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(n)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(n)
518 492
1 Month USD LIBOR + 7.50%
Staples Inc
5.13%, 04/09/2026
(n)
465 439
3 Month USD LIBOR + 5.00%
$ 13,096
Semiconductors - 0.03%
Bright Bidco BV
4.50%, 06/30/2024
(n)
100 80
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.34%, 05/17/2024
(n)
68 68
3 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
3.83%, 08/27/2025
(n)
1,103 1,103
1 Month USD LIBOR + 3.75%
$ 1,251
Software - 1.16%
Apttus Corp
5.00%, 04/28/2028
(n)
1,902 1,906
1 Month USD LIBOR + 4.25%
athenahealth Inc
4.38%, 02/11/2026
(n)
441 442
1 Month USD LIBOR + 4.25%
Blackboard Inc
7.00%, 06/28/2024
(n)
1,707 1,720
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
3.83%, 10/02/2025
(n)
284 282
1 Month USD LIBOR + 3.75%
BY Crown Parent LLC
4.00%, 01/31/2026
(n)
344 343
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.08%, 10/30/2026
(n)
698 694
1 Month USD LIBOR + 3.00%
Ceridian HCM Holding Inc
2.58%, 04/04/2025
(n)
1,012 993
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.75%, 09/30/2023
(n)
345 335
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.34%, 02/06/2026
(n)
1,535 1,523
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.34%, 08/08/2025
(n)
154 153
1 Month USD LIBOR + 2.25%
Epicor Software Corp
4.00%, 07/30/2027
(n)
3,394 3,389
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Finastra USA Inc
4.50%, 06/13/2024
(n)
$ 3,565 $ 3,520
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
4.75%, 10/08/2027
(n)
3,248 3,253
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(n)
313 304
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
4.25%, 03/23/2028
(n)
1,507 1,506
1 Month USD LIBOR + 3.75%
Informatica LLC
3.33%, 02/14/2027
(n)
4,106 4,078
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.83%, 06/21/2024
(n)
792 780
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(n)
254 255
1 Month USD LIBOR + 4.25%
Playtika Holding Corp
2.84%, 03/05/2028
(n)
384 382
1 Month USD LIBOR + 2.75%
Precisely
5.00%, 04/23/2028
(n)
1,500 1,495
3 Month USD LIBOR + 4.25%
Project Ruby Ultimate Parent Corp
4.00%, 03/03/2028
(n)
249 248
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(n)
5,762 5,698
1 Month USD LIBOR + 2.75%
RealPage Inc
3.75%, 04/24/2028
(n)
675 671
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
7.00%, 12/31/2025
(n)
1,750 1,554
1 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.83%, 06/21/2024
(n)
5,347 5,270
3 Month USD LIBOR + 2.50%
Solera LLC
4.50%, 06/02/2028
(n)
1,750 1,748
1 Month USD LIBOR + 4.00%
Sophia LP
4.50%, 10/07/2027
(n)
1,293 1,296
1 Month USD LIBOR + 3.75%
SS&C Technologies Inc
1.83%, 04/16/2025
(n)
252 248
1 Month USD LIBOR + 1.75%
1.83%, 04/16/2025
(n)
194 191
1 Month USD LIBOR + 1.75%
1.83%, 04/16/2025
(n)
774 763
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.84%, 06/30/2026
(n)
317 315
1 Month USD LIBOR + 3.75%
UKG Inc
3.83%, 05/03/2026
(n)
1,218 1,218
3 Month USD LIBOR + 3.75%
4.00%, 05/04/2026
(n)
2,940 2,940
1 Month USD LIBOR + 3.25%
Zelis Payments Buyer Inc
3.60%, 09/30/2026
(n)
520 517
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ZoomInfo LLC
3.08%, 02/02/2026
(n)
$ 792 $ 792
1 Month USD LIBOR + 3.00%
$ 50,822
Telecommunications - 0.89%
Altice France SA/France
3.81%, 01/31/2026
(n)
309 306
3 Month USD LIBOR + 3.69%
4.12%, 08/14/2026
(n)
3,407 3,394
3 Month USD LIBOR + 4.00%
Avaya Inc
0.00%, 12/15/2027
(n),(p)
973 973
4.35%, 12/15/2027
(n)
2,824 2,826
1 Month USD LIBOR + 4.25%
CommScope Inc
3.33%, 04/06/2026
(n)
1,043 1,030
3 Month USD LIBOR + 3.25%
Delta Topco Inc
4.50%, 01/12/2027
(n)
1,746 1,747
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.50%, 05/01/2028
(n)
3,547 3,540
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
4.50%, 04/21/2028
(n)
1,250 1,248
1 Month USD LIBOR + 3.75%
GTT Communications BV
6.00%, 12/28/2021
(n)
31 31
1 Month USD LIBOR + 5.00%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(n)
2,746 2,757
1 Month USD LIBOR + 5.50%
7.89%, 11/27/2023
(n)
5,816 5,900
1 Month USD LIBOR + 3.75%
8.62%, 01/02/2024
(n)
1,425 1,447
Intrado Corp
4.50%, 10/10/2024
(n)
258 248
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(n)
4,917 4,748
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.25%, 11/06/2026
(n)
1,823 1,819
1 Month USD LIBOR + 2.50%
Maxar Technologies Ltd
2.84%, 10/05/2024
(n)
4,251 4,200
1 Month USD LIBOR + 2.75%
Metronet Systems Holdings LLC
4.50%, 05/26/2028
(n)
1,250 1,248
1 Month USD LIBOR + 3.75%
MLN US Holdco LLC
4.59%, 11/30/2025
(n)
355 322
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.59%, 07/02/2025
(n)
812 793
3 Month USD LIBOR + 2.50%
Windstream Services LLC
7.25%, 08/11/2027
(n)
382 383
1 Month USD LIBOR + 6.25%
$ 38,960
Transportation - 0.02%
Genesee & Wyoming Inc
2.15%, 12/30/2026
(n)
307 303
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
1.88%, 02/24/2025
(n)
394 391
1 Month USD LIBOR + 1.75%
$ 694
TOTAL SENIOR FLOATING RATE INTERESTS $ 406,110
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 24.98%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 9.56%
0.08%, 04/30/2023
(k),(l)
$ 104,500 $ 104,507
US Treasury 3 Month Bill Money Market
Yield + 0.07%
0.09%, 01/31/2023
(k)
147,500 147,573
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.10%, 07/31/2022
(k)
63,000 63,029
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.10%, 10/31/2022
(k)
74,000 74,043
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 02/28/2023
(k)
3,000 2,999
0.13%, 04/30/2023
(k)
8,400 8,394
0.16%, 04/30/2022
(k)
13,000 13,009
US Treasury 3 Month Bill Money Market
Yield + 0.11%
1.13%, 08/15/2040 1,495 1,327
1.38%, 11/15/2040 4,375 4,050
1.88%, 02/15/2041 370 373
$ 419,304
U.S. Treasury Bill - 0.55%
0.02%, 09/14/2021
(m)
4,000 4,000
0.03%, 10/21/2021
(k),(m)
10,000 9,999
0.04%, 12/16/2021
(k),(m)
10,000 9,999
$ 23,998
U.S. Treasury Inflation-Indexed Obligations - 14.87%
0.13%, 01/15/2023 25,047 25,984
0.13%, 07/15/2024 23,893 25,636
0.13%, 10/15/2024 18,151 19,506
0.13%, 04/15/2025 8,562 9,240
0.13%, 10/15/2025 11,696 12,760
0.13%, 04/15/2026 10,355 11,313
0.13%, 07/15/2026 17,062 18,792
0.13%, 01/15/2030 22,319 24,880
0.13%, 07/15/2030 20,039 22,458
0.13%, 01/15/2031 20,890 23,329
0.13%, 07/15/2031 11,212 12,571
0.13%, 02/15/2051 7,989 9,050
0.25%, 01/15/2025 15,414 16,662
0.25%, 07/15/2029 18,397 20,762
0.25%, 02/15/2050 8,174 9,498
0.38%, 07/15/2023 23,801 25,157
0.38%, 07/15/2025 19,229 21,120
0.38%, 01/15/2027 18,946 21,150
0.38%, 07/15/2027 16,161 18,194
0.50%, 04/15/2024 14,710 15,779
0.50%, 01/15/2028 22,075 25,022
0.63%, 04/15/2023 24,083 25,296
0.63%, 01/15/2024 23,482 25,154
0.63%, 01/15/2026 16,823 18,730
0.63%, 02/15/2043 8,059 9,828
0.75%, 07/15/2028 20,552 23,853
0.75%, 02/15/2042 10,210 12,714
0.75%, 02/15/2045 11,921 15,034
0.88%, 01/15/2029 10,400 12,196
0.88%, 02/15/2047 7,541 9,946
1.00%, 02/15/2046 6,353 8,493
1.00%, 02/15/2048 6,269 8,570
1.00%, 02/15/2049 5,312 7,324
1.38%, 02/15/2044 10,929 15,362
1.75%, 01/15/2028 6,289 7,667
2.00%, 01/15/2026 8,276 9,745
2.13%, 02/15/2040 4,376 6,649
2.13%, 02/15/2041 6,384 9,816
2.38%, 01/15/2025 6,635 7,673
2.38%, 01/15/2027 7,762 9,553
2.50%, 01/15/2029 4,456 5,793

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.38%, 04/15/2032 $ 3,438 $ 5,127
3.63%, 04/15/2028 5,908 8,012
3.88%, 04/15/2029 314 445
$ 651,843
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,095,145
TOTAL PURCHASED OPTIONS - 0.00% $ 22
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.06% $ 2,491
Total Investments $ 4,431,217
Other Assets and Liabilities -  (1.08)% (47,364)
TOTAL NET ASSETS - 100.00% $ 4,383,853
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,851 or 0.32% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,459 or 0.31% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $248,781 or 5.67% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
( i ) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $50,080 or 1.14% of net assets.
(m) Rate shown is the discount rate of the original purchase.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) This Senior Floating Rate Note will settle after August 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Government 31.41%
Financial 11.88%
Energy 11.44%
Utilities 10.71%
Basic Materials 8.62%
Industrial 7.55%
Consumer, Non-cyclical 6.08%
Mortgage Securities 3.79%
Money Market Funds 3.04%
Consumer, Cyclical 2.71%
Communications 1.86%
Technology 1.56%
Investment Companies 0.37%
Purchased Interest Rate Swaptions 0.06%
Purchased Options 0.00%
Other Assets and Liabilities
(1.08)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 69,408 $ 2,988,43 4 $ 2,928,561 $ 129,28 1
$ 69,408 $ 2,988,43 4 $ 2,928,561 $ 129,28 1
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 19 0.00%
Millennium Health LLC 03/15/2016 — 16 0.00%
Total $ 35 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
December 2022
N/A 92 $ 230 $ 99.25 10/18/2021 $ 8 $ — $ (8)
Put - US 10 Year Note Future;
December 2021
N/A 24 24 $ 133.00 11/29/2021 23 22 (1)
Total $ 31 $ 22 $ (9)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2021
N/A 24 $ 24 $ 136.00 11/29/2021 $ (7) $ (7) $ —
Put - US 10 Year Note Future;
December 2021
N/A 48 48 $ 131.00 11/29/2021 (19) (17) 2
Total $ (26) $ (24) $ 2
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,330 2.95% 03/13/2024 $ 60 $ 167 $ 107
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 38 (21)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 187 118
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 89 249 160
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 69 37
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 70 38
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,700 1.55% 07/30/2024 62 59 (3)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 770 2.00% 07/01/2024 34 44 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 9 (11)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 770 1.97% 06/25/2024 36 43 7
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 39 12 (27)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 14 (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,280 2.60% 04/08/2026 72 121 49
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 16 (11)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,030 1.68% 07/23/2024 45 41 (4)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 49 30
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 15 8
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 68 36
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,040 1.68% 08/05/2024 46 42 (4)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,750 1.20% 04/29/2022 75 114 39
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,480 1.53% 04/06/2022 36 68 32
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,050 1.39% 04/11/2022 76 110 34
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 16 (16)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 69 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 9 (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 — (103)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,330 2.95% 03/13/2024 60 14 (46)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,956 2.98% 03/08/2024 $ 90 $ 20 $ (70)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 70 51 (19)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 16 (16)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,030 1.68% 07/23/2024 46 49 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 770 1.97% 06/25/2024 35 26 (9)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,280 2.60% 04/08/2026 71 36 (35)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 74 34
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 3 6 3
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,430 1.80% 08/06/2024 96 102 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 770 2.00% 07/01/2024 34 26 (8)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 13 19 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 27 38 11
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 34 7
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 5 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 15 (4)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 13 (41)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 38 (50)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 26 (28)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 16 (16)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,040 1.68% 08/05/2024 47 49 2
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 9 (119)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,010 1.25% 07/18/2022 95 76 (19)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 4,670 0.15% 11/16/2021 34 3 (31)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 2,480 1.53% 04/06/2022 36 8 (28)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,050 1.39% 04/11/2022 73 23 (50)
Total $ 2,531 $ 2,491 $ (40)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,220 1.25% 01/28/2022 $ (29) $ (14) $ 15
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,780 2.01% 03/02/2023 (68) (104) (36)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,100 1.25% 01/03/2023 (37) (20) 17
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,150 1.62% 02/22/2022 (31) (37) (6)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.44% 01/10/2023 (66) (51) 15

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,590 3.05% 03/13/2029 $ (84) $ (195) $ (111)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (10) 21
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (32) (17) 15
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.24% 12/19/2022 (32) (17) 15
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (40) (4) 36
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,520 1.30% 11/15/2021 (25) (25) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,200 1.52% 09/23/2021 (31) (45) (14)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,430 1.00% 11/05/2021 (12) (5) 7
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) — 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,050 1.78% 10/15/2021 (23) (45) (22)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,330 1.00% 01/28/2022 (18) (6) 12
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,710 1.40% 06/08/2022 (16) (36) (20)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,680 0.30% 12/07/2021 (2) (2) —
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,970 0.52% 03/04/2022 (18) (17) 1
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,502 0.35% 12/07/2021 (1) (2) (1)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 178 0.35% 12/07/2021 — — —
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,700 0.51% 03/02/2022 (37) (32) 5
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,250 0.41% 02/24/2022 (22) (14) 8
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,970 0.56% 03/22/2022 (20) (20) —
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,740 0.57% 03/24/2022 (38) (40) (2)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 17,470 0.49% 03/03/2022 (49) (41) 8
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 14,160 0.51% 01/11/2022 (42) (42) —
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,880 0.90% 04/25/2022 (20) (25) (5)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,630 0.90% 04/29/2022 (52) (76) (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (2) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (4) 13
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (4) 41
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (3) 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (85) (46) 39
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,150 1.62% 02/22/2022 (30) (12) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,780 2.01% 03/02/2023 (68) (32) 36
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (8) 132
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,220 1.25% 01/28/2022 (29) (30) (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,100 1.25% 01/03/2023 $ (36) $ (51) $ (15)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.44% 01/10/2023 (65) (73) (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,330 0.70% 05/16/2023 (62) (25) 37
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 1,330 1.50% 01/28/2022 (18) (17) 1
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,050 1.78% 10/15/2021 (23) (1) 22
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,520 1.50% 11/15/2021 (30) (17) 13
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (5) (8) (3)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,200 1.52% 09/23/2021 (30) (3) 27
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (32) (46) (14)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 915 1.06% 10/12/2022 (30) (49) (19)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (4) (2)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (39) (79) (40)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (23) (15) 8
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (32) (45) (13)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (2) 11
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (6) 22
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,710 2.40% 06/08/2022 (20) (7) 13
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (9) 10
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (14) 19
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (23) 31
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (47) 5
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (16) 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,490 0.50% 12/07/2021 (4) (3) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,490 0.25% 09/07/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,970 0.52% 03/04/2022 (17) (11) 6
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,700 0.51% 03/02/2022 (36) (22) 14
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,463 0.45% 12/13/2021 (5) (5) —
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,970 0.56% 03/22/2022 (20) (11) 9
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,010 0.50% 01/20/2022 (7) (5) 2
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,250 0.75% 02/28/2022 (21) (7) 14
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,740 0.57% 03/24/2022 (38) (22) 16
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,470 0.49% 03/03/2022 (50) (36) 14

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 14,160 0.51% 01/11/2022 $ (40) $ (15) $ 25
Total $ (2,277) $ (1,777) $ 500
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Short Sterling; September 2022 Long 412 $ 70,476 $ (14)
Australia 10 Year Bond; September 2021 Short 41 4,373 (24)
Brent Crude; January 2022
(a)
Long 387 27,268 (124)
Brent Crude; November 2021
(a)
Long 312 22,349 1,172
Canadian Bank Acceptance; December 2021 Short 38 7,493 —
Canadian Bank Acceptance; June 2022 Long 38 7,477 4
Canadian Bank Acceptance; March 2022 Long 49 9,656 8
Canadian Bank Acceptance; September 2021 Short 49 9,666 —
Coffee 'C'; December 2021
(a)
Long 334 24,536 769
Copper; December 2021
(a)
Long 324 35,438 (1,336)
Corn; December 2021
(a)
Long 1,255 33,524 (2,350)
Cotton No.2; December 2021
(a)
Long 204 9,438 582
Cotton No.2; March 2022
(a)
Long 6 275 —
Euro Bond 10 Year Bond; September 2021 Short 130 26,931 (43)
Euro Buxl 30 Year Bond; September 2021 Short 35 8,783 (110)
Euro-Oat; September 2021 Long 22 4,187 (11)
Gasoline RBOB; January 2022
(a)
Long 64 5,390 (10)
Gasoline RBOB; November 2021
(a)
Long 130 11,283 (98)
Gold 100 oz ; December 2021
(a)
Long 425 77,269 279
KC HRW Wheat; December 2021
(a)
Long 292 10,395 (205)
Lean Hogs; December 2021
(a)
Long 116 3,802 (15)
Lean Hogs; October 2021
(a)
Long 231 8,205 (172)
Live Cattle; October 2021
(a)
Long 464 23,553 46
LME Lead; December 2021
(a)
Short — — (520)
LME Nickel; December 2021
(a)
Long 139 16,302 1,500
LME PRI Alum; December 2021
(a)
Long 459 31,174 3,634
LME Zinc; December 2021
(a)
Long 250 18,786 399
Low Sulphur Gasoline; January 2022
(a)
Long 146 8,654 7
Low Sulphur Gasoline; November 2021
(a)
Long 185 11,082 264
Natural Gas; April 2022
(a)
Long 167 5,795 12
Natural Gas; December 2021
(a)
Long 575 25,961 3,544
Natural Gas; January 2022
(a)
Long 279 12,731 25
Natural Gas; November 2021
(a)
Long 647 28,630 3,151
NY Harb ULSD; January 2022
(a)
Long 99 8,790 (9)
NY Harb ULSD; November 2021
(a)
Long 80 7,137 67
Silver; December 2021
(a)
Long 177 21,245 367
Soybean Meal; December 2021
(a)
Long 462 15,967 (930)
Soybean Oil; December 2021
(a)
Long 454 16,003 (807)
Soybean Oil; January 2022
(a)
Long 221 7,786 (522)
Soybean; November 2021
(a)
Long 476 30,762 (2,052)
Sugar #11; October 2021
(a)
Long 949 21,088 2,086
UK 10 Year Gilt; December 2021 Short 85 14,986 113
US 10 Year Note; December 2021 Short 96 12,812 (50)
US 10 Year Ultra Note; December 2021 Short 81 11,989 (47)
US 2 Year Note; December 2021 Long 66 14,542 10
US 5 Year Note; December 2021 Long 246 30,435 98
US Ultra Bond; December 2021 Short 3 592 (3)
Wheat; December 2021
(a)
Long 499 18,020 (426)
WTI Crude; December 2021
(a)
Long 14 951 (5)
WTI Crude; June 2022
(a)
Long 480 31,483 (901)
WTI Crude; November 2021
(a)
Long 394 26,894 (62)
Total $ 7,291
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/03/2021 $ 30,169 EUR 25,372 $ 211 $ —
Bank of America NA 09/15/2021 AUD 1,740 $ 1,322 — (49)
Bank of America NA 09/15/2021 AUD 925 JPY 75,668 — (11)
Bank of America NA 09/15/2021 CAD 1,690 $ 1,360 — (20)
Bank of America NA 09/15/2021 EUR 580 $ 684 1 —
Bank of America NA 09/15/2021 JPY 75,904 $ 690 — —
Bank of America NA 09/15/2021 JPY 75,662 AUD 920 15 —
Bank of America NA 09/15/2021 $ 1,340 CAD 1,658 26 —
Bank of America NA 09/15/2021 $ 1,301 AUD 1,730 35 —
Barclays Bank PLC 09/15/2021 EUR 580 $ 690 — (5)
Barclays Bank PLC 09/15/2021 $ 680 CAD 853 4 —
BNP Paribas 09/03/2021 $ 490 EUR 413 2 —
Citigroup Inc 09/15/2021 CAD 804 $ 660 — (23)
Citigroup Inc 09/15/2021 EUR 1,130 $ 1,379 — (44)
Goldman Sachs & Co 09/15/2021 $ 664 EUR 560 3 —
HSBC Securities Inc 09/15/2021 CAD 798 $ 660 — (27)
JPMorgan Chase 09/03/2021 $ 59 GBP 42 1 —
JPMorgan Chase 09/03/2021 $ 5,911 NZD 8,444 — (39)
JPMorgan Chase 09/15/2021 AUD 880 $ 664 — (20)
JPMorgan Chase 09/15/2021 EUR 1,100 $ 1,328 — (29)
JPMorgan Chase 09/15/2021 EUR 550 JPY 72,284 — (8)
JPMorgan Chase 09/15/2021 JPY 72,739 EUR 550 12 —
JPMorgan Chase 09/15/2021 $ 1,340 EUR 1,120 17 —
JPMorgan Chase 09/15/2021 $ 660 CAD 799 27 —
JPMorgan Chase 09/15/2021 $ 690 JPY 75,637 2 —
Morgan Stanley & Co 09/03/2021 EUR 23,976 $ 28,275 34 —
Morgan Stanley & Co 09/03/2021 NZD 8,444 $ 5,916 34 —
Morgan Stanley & Co 09/15/2021 EUR 540 $ 642 — (4)
Morgan Stanley & Co 09/15/2021 $ 726 EUR 595 24 —
Morgan Stanley & Co 10/05/2021 $ 5,916 NZD 8,444 — (32)
Morgan Stanley & Co 10/05/2021 $ 22,606 EUR 19,156 — (25)
Royal Bank of Scotland 09/03/2021 EUR 2,994 $ 3,519 16 —
Royal Bank of Scotland 09/15/2021 $ 653 EUR 535 21 —
Standard Chartered Bank, Hong Kong 09/03/2021 $ 1,395 EUR 1,185 — (5)
Standard Chartered Bank, Hong Kong 09/15/2021 AUD 945 JPY 76,295 — (2)
Standard Chartered Bank, Hong Kong 09/15/2021 JPY 77,203 AUD 950 7 —
Standard Chartered Bank, Hong Kong 09/15/2021 $ 685 EUR 580 — —
Toronto Dominion Bank 09/15/2021 $ 645 EUR 540 8 —
UBS AG 10/05/2021 $ 354 EUR 300 — —
Westpac Banking Corporation 09/03/2021 $ 6 JPY 605 — —
Westpac Banking Corporation 09/15/2021 $ 673 AUD 890 22 —
Total $ 522 $ (343)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.49% Quarterly Semiannual N/A 03/02/2024 $ 1,770 $ 1 $ — $ 1
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 13 — 13
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 (19) — (19)
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 22 — 22
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 2,430 (32) — (32)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 33 — 33
3 Month USD LIBOR Pay 0.93% Quarterly Semiannual N/A 09/17/2026 3,110 8 — 8
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/19/2027 2,100 6 — 6
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 (11) — (11)
3 Month USD LIBOR Pay 1.45% Quarterly Semiannual N/A 01/18/2032 484 2 — 2

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 01/24/2032 $ 380 $ (6) $ — $ (6)
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 2,420 (98) — (98)
3 Month USD LIBOR Pay 0.52% Quarterly Semiannual N/A 04/22/2024 1,740 — — —
3 Month USD LIBOR Pay 1.05% Quarterly Semiannual N/A 05/15/2028 1,980 (5) — (5)
3 Month USD LIBOR Pay 0.54% Quarterly Semiannual N/A 04/26/2024 2,090 — — —
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 10 — 10
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 33 — 33
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (100) — (100)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 18 — 18
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 2 — 2
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 1,775 — — —
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 11/18/2023 3,400 (1) — (1)
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 06/20/2024 1,800 (3) — (3)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 05/16/2033 1,070 51 — 51
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 05/05/2033 270 11 — 11
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 9,175 (5) (1) (6)
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 1,360 (15) — (15)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 3,320 4 — 4
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 3,310 (4) — (4)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 3,340 (8) — (8)
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 867 14 — 14
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 2,464 (334) — (334)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 2,080 (6) — (6)
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 2,700 (38) — (38)
3 Month USD LIBOR Receive 0.31% Semiannual Quarterly N/A 06/24/2023 6,870 (6) — (6)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 06/28/2024 1,690 (5) — (5)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 04/05/2024 1,700 (5) — (5)
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 06/23/2024 1,680 (5) — (5)
3 Month USD LIBOR Pay 0.44% Quarterly Semiannual N/A 01/25/2024 1,740 — — —
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 4 — 4
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (69) — (69)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (12) — (12)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 17,375 (242) — (242)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 2 — 2
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 2 — 2
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 235 3 — 3
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (7) — (7)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 08/18/2031 $ 460 $ (1) $ — $ (1)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 08/16/2027 720 2 — 2
3 Month USD LIBOR Receive 0.78% Semiannual Quarterly N/A 08/15/2024 2,025 (4) — (4)
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 1 — 1
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,410 523 — 523
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 76 — 76
3 Month USD LIBOR Pay 0.38% Quarterly Semiannual N/A 02/07/2024 3,520 (4) — (4)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 02/08/2024 3,200 (3) — (3)
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 08/12/2024 2,670 (4) — (4)
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 280 15 — 15
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (20) — (20)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (5) — (5)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 45 — 45
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 118 — 118
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 870 58 — 58
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (57) — (57)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (36) — (36)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 2 — 2
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (20) — (20)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 48 1 49
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (38) — (38)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 620 33 — 33
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 510 (15) (1) (16)
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 11/16/2026 2,330 23 — 23
6 Month Euro Interbank Offered Rate Receive 0.44% Annual Semiannual N/A 05/16/2033 820 (28) — (28)
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 09/01/2031 90 — — —
Canada Bankers Acceptances 3 Month Pay 0.79% Semiannual Semiannual N/A 06/22/2023 CAD 8,680 10 1 11
Canada Bankers Acceptances 3 Month Pay 0.64% Quarterly Semiannual N/A 04/21/2023 11,530 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.60% Annual Annual N/A 06/17/2026 $ 5,405 108 — 108
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.53% Annual Annual N/A 06/21/2026 2,615 60 — 60
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.45% Annual Annual N/A 08/23/2031 4,765 55 — 55
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.43% Annual Annual N/A 06/24/2031 5,848 157 — 157
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.50% Annual Annual N/A 06/22/2026 2,338 (57) — (57)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.59% Annual Annual N/A 08/23/2026 4,765 (30) — (30)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.53% Annual Annual N/A 07/28/2031 2,350 (21) — (21)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.55% Annual Annual N/A 06/24/2026 5,848 (127) — (127)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.73% Annual Annual N/A 07/28/2026 2,350 13 — 13
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.54% Annual Annual N/A 07/12/2026 2,330 (44) — (44)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.44% Annual Annual N/A 07/09/2031 2,375 54 — 54
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.77% Annual Annual N/A 08/03/2026 10,100 17 — 17
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.09% Annual Annual N/A 08/03/2023 6,331 20 — 20
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.91% Annual Annual N/A 08/03/2024 6,331 (24) — (24)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.15% Annual Annual N/A 08/02/2023 6,331 13 — 13
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.96% Annual Annual N/A 08/02/2024 6,331 (15) — (15)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.58% Annual Annual N/A 07/09/2026 2,375 (40) — (40)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.38% Annual Annual N/A 06/22/2031 $ 2,338 $ 77 $ — $ 77
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.38% Annual Annual N/A 07/12/2031 2,330 68 1 69
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.56% Annual Annual N/A 04/19/2026 2,380 (68) — (68)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.63% Annual Annual N/A 06/10/2026 4,630 (90) — (90)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 471 — 471
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 778 — 778
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (324) 1 (323)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 810 (75) — (75)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 1,230 (119) 1 (118)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.52% Annual Annual N/A 06/10/2031 4,630 90 — 90
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 4,565 303 — 303
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 1,530 (100) — (100)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 1,305 (65) — (65)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 5,515 243 — 243
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 5,360 (230) — (230)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 4,125 207 — 207
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 90 — 90
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Annual Annual N/A 03/25/2026 2,710 92 — 92
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 1,190 37 — 37
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.50% Annual Annual N/A 06/15/2026 EUR 4,365 58 — 58
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.58% Annual Annual N/A 08/15/2026 4,660 25 — 25
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.61% Annual Annual N/A 08/15/2031 4,660 (42) — (42)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.89% Annual Annual N/A 08/15/2051 610 (5) — (5)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.53% Annual Annual N/A 06/15/2031 4,365 (97) 1 (96)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 07/15/2026 2,285 (35) — (35)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.53% Annual Annual N/A 07/15/2031 2,285 49 — 49
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.54% Annual Annual N/A 06/15/2031 2,315 (50) — (50)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.43% Annual Annual N/A 06/15/2026 2,270 41 — 41
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.46% Annual Annual N/A 06/15/2031 2,270 (72) — (72)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 600 (38) — (38)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.48% Annual Annual N/A 07/15/2026 2,305 31 — 31
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.50% Annual Annual N/A 07/15/2031 2,335 (59) — (59)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.44% Annual Annual N/A 07/15/2026 2,335 38 — 38

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 03/15/2031 EUR 2,180 $ (105) $ 2 $ (103)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.54% Annual Annual N/A 07/15/2031 2,305 (47) — (47)
Secured Overnight Financing Rate Receive 1.13% Annual Annual N/A 08/31/2031 $ 200 (3) — (3)
Secured Overnight Financing Rate Receive 1.13% Annual Annual N/A 08/30/2031 390 (6) — (6)
Secured Overnight Financing Rate Receive 1.45% Annual Annual N/A 02/15/2047 4,060 (68) (12) (80)
Secured Overnight Financing Rate Receive 1.09% Annual Annual N/A 08/27/2031 310 (3) — (3)
Secured Overnight Financing Rate Pay 1.01% Annual Annual N/A 08/24/2031 160 1 — 1
Secured Overnight Financing Rate Pay 1.01% Annual Annual N/A 08/19/2031 290 1 — 1
Secured Overnight Financing Rate Pay 1.03% Annual Annual N/A 08/19/2031 290 2 — 2
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 GBP 2,725 725 (33) 692
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 (371) (5) (376)
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 965 97 (1) 96
United Kingdom Retail Prices Index Pay 3.67% Annual Annual N/A 06/15/2031 3,270 (133) 1 (132)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 198 7 205
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 2,845 124 (3) 121
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 9 4 13
United Kingdom Retail Prices Index Receive 3.63% Annual Annual N/A 06/15/2026 3,270 92 (1) 91
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (478) 9 (469)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (221) (1) (222)
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (270) — (270)
United Kingdom Retail Prices Index Pay 3.68% Annual Annual N/A 04/15/2031 370 (21) 1 (20)
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 137 — 137
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (243) (3) (246)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 151 1 152
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (284) (1) (285)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 401 1 402
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 2,135 (135) 2 (133)
United Kingdom Retail Prices Index Pay 3.75% Annual Annual N/A 04/15/2031 825 (36) 1 (35)
United Kingdom Retail Prices Index Receive 3.62% Annual Annual N/A 04/15/2031 275 18 — 18
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (204) 9 (195)
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 690 (130) 2 (128)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 800 82 (1) 81
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 1,925 (156) 3 (153)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 380 — 380
United Kingdom Retail Prices Index Pay 3.56% Annual Annual N/A 03/15/2041 480 (43) 1 (42)
Total $ 749 $ (13) $ 736
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Edge MidCap Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .21 % Shares Held Value (000's)
Money Market Funds - 2 .21%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
12,944,287 $ 12,944
TOTAL INVESTMENT COMPANIES $ 12,944
COMMON STOCKS - 97 .75 % Shares Held Value (000's)
Advertising - 2 .31%
Interpublic Group of Cos Inc/The 363,191 $ 13,522
Automobile Parts & Equipment - 0 .98%
Autoliv Inc 64,811 5,729
Banks - 2 .52%
Bank OZK 157,189 6,670
Cullen/Frost Bankers Inc 70,815 8,088
$ 14,758
Building Materials - 2 .56%
Lennox International Inc 44,625 14,957
Chemicals - 2 .05%
FMC Corp 128,199 12,003
Commercial Services - 3 .68%
Morningstar Inc 45,401 12,167
PROG Holdings Inc 197,711 9,356
$ 21,523
Computers - 1 .09%
Amdocs Ltd 83,054 6,398
Consumer Products - 3 .45%
Avery Dennison Corp 89,744 20,226
Electric - 2 .65%
Alliant Energy Corp 255,030 15,503
Electrical Components & Equipment - 5 .33%
Energizer Holdings Inc 330,996 13,021
Littelfuse Inc 63,585 18,147
$ 31,168
Electronics - 1 .53%
Arrow Electronics Inc
(b)
74,055 8,977
Gas - 0 .23%
ONE Gas Inc 18,990 1,364
Hand & Machine Tools - 6 .22%
Lincoln Electric Holdings Inc 153,979 21,497
Snap-on Inc 66,235 14,900
$ 36,397
Healthcare - Products - 8 .35%
Bio-Techne Corp 18,433 9,201
STERIS PLC 92,966 19,989
Teleflex Inc 49,673 19,644
$ 48,834
Healthcare - Services - 3 .38%
Universal Health Services Inc 126,784 19,748
Insurance - 4 .27%
Fidelity National Financial Inc 306,012 14,944
Markel Corp
(b)
7,887 10,018
$ 24,962
Internet - 2 .24%
Rightmove PLC 1,356,276 13,085
Leisure Products & Services - 6 .68%
Brunswick Corp/DE 135,973 13,172
YETI Holdings Inc
(b)
260,653 25,893
$ 39,065
Machinery - Diversified - 2 .56%
Nordson Corp 62,746 14,971
Media - 0 .95%
Cable One Inc 2,641 5,545
Oil & Gas - 3 .00%
Cimarex Energy Co 152,176 9,772
Helmerich & Payne Inc 189,956 5,114
HollyFrontier Corp 81,645 2,640
$ 17,526
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .47%
Alexandria Real Estate Equities Inc 81,384 $ 16,795
CyrusOne Inc 213,955 16,470
STORE Capital Corp 162,743 5,870
Terreno Realty Corp 68,455 4,573
$ 43,708
Retail - 2 .64%
Tractor Supply Co 79,507 15,444
Savings & Loans - 1 .98%
Washington Federal Inc 347,271 11,564
Semiconductors - 4 .26%
MKS Instruments Inc 30,332 4,464
Teradyne Inc 168,421 20,453
$ 24,917
Software - 8 .36%
Black Knight Inc
(b)
224,361 16,978
Fair Isaac Corp
(b)
43,436 19,969
Tyler Technologies Inc
(b)
24,641 11,968
$ 48,915
Toys, Games & Hobbies - 0 .84%
Hasbro Inc 50,210 4,936
Transportation - 4 .22%
Expeditors International of Washington Inc 197,731 24,646
Water - 1 .95%
Essential Utilities Inc 229,981 11,414
TOTAL COMMON STOCKS $ 571,805
Total Investments $ 584,749
Other Assets and Liabilities -  0.04% 249
TOTAL NET ASSETS - 100.00% $ 584,998
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .42%
Consumer, Non-cyclical 18 .86%
Financial 16 .24%
Technology 13 .71%
Consumer, Cyclical 11 .14%
Communications 5 .50%
Utilities 4 .83%
Energy 3 .00%
Money Market Funds 2 .21%
Basic Materials 2 .05%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
August 31, 2021
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,003 $ 151,735 $ 164,794 $ 12,944
$ 26,003 $ 151,735 $ 164,794 $ 12,944
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 18.27% Shares Held Value (000's)
Closed- End Fund s - 0.05%
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 $ 87
Invesco Municipal Opportunity Trust 3,615 51
Invesco Senior Income Trust 20,396 89
Nuveen AMT-Free Municipal Credit Income Fund 2,946 54
Nuveen California Quality Municipal Income
Fund
3,139 50
$ 331
Exchange-Traded Funds - 0.08%
iShares Russell 1000 Growth ETF 987 287
iShares Russell 2000 Growth ETF 370 113
iShares Russell 2000 Value ETF 271 45
$ 445
Money Market Funds - 18.14%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
8,877,141 8,877
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
93,358,534 93,359
$ 102,236
TOTAL INVESTMENT COMPANIES $ 103,012
COMMON STOCKS - 44.57% Shares Held Value (000's)
Advertising - 0.18%
Interpublic Group of Cos Inc/The
(c),(f)
17,221 $ 642
Omnicom Group Inc
(c)
2,487 181
Quotient Technology Inc
(e)
7,721 56
WPP PLC 10,036 136
$ 1,015
Aerospace & Defense - 0.51%
Aerojet Rocketdyne Holdings Inc
(c)
8,901 370
Airbus SE
(e)
426 58
BAE Systems PLC 48,851 382
General Dynamics Corp
(f)
2,152 431
HEICO Corp - Class A
(c)
954 109
Howmet Aerospace Inc
(f)
9,814 312
L3Harris Technologies Inc 670 156
Lockheed Martin Corp
(c)
1,268 455
Northrop Grumman Corp 820 302
Raytheon Technologies Corp 1,778 151
Thales SA 1,291 131
$ 2,857
Agriculture - 0.38%
Altria Group Inc
(f)
5,615 282
Archer-Daniels-Midland Co
(f)
2,634 158
Japan Tobacco Inc 17,000 330
Philip Morris International Inc
(c),(f)
9,928 1,022
Swedish Match AB 34,626 320
$ 2,112
Apparel - 0.48%
Carter's Inc 1,863 191
Crocs Inc
(e)
441 63
Dr. Martens Plc
(e)
8,327 49
Gildan Activewear Inc 8,000 308
Hanesbrands Inc 1,686 31
Kontoor Brands Inc 1,345 73
LVMH Moet Hennessy Louis Vuitton SE 360 266
NIKE Inc
(c),(f)
8,525 1,405
PVH Corp
(e),(f)
117 12
Ralph Lauren Corp 1,164 135
Steven Madden Ltd 2,775 112
Tapestry Inc 839 34
$ 2,679
Automobile Manufacturers - 0.69%
Bayerische Motoren Werke AG 4,125 392
Cummins Inc 169 40
Daimler AG 2,803 236
Ferrari NV 1,758 381
Ford Motor Co
(e),(f)
20,998 274
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
General Motors Co
(e),(f)
4,476 $ 219
Isuzu Motors Ltd 15,300 193
PACCAR Inc
(c)
4,422 362
REV Group Inc 4,480 73
Tesla Inc
(c),(e)
636 468
Toyota Motor Corp 11,100 967
Volkswagen AG 825 276
$ 3,881
Automobile Parts & Equipment - 0.22%
Aisin Corp 8,200 313
Aptiv PLC
(e)
492 75
Autoliv Inc
(c)
1,697 150
Continental AG
(e)
466 63
Dana Inc 3,205 74
Faurecia SE 1,824 88
Gentherm Inc
(e)
1,016 87
Magna International Inc 2,900 229
NGK Insulators Ltd 8,300 138
$ 1,217
Banks - 2.08%
Allegiance Bancshares Inc 1,240 46
Ameris Bancorp 1,084 53
Bank of America Corp 5,226 218
Bank of East Asia Ltd/The 66,400 111
Bank of Nova Scotia/The 3,780 234
Bank OZK 2,001 85
Barclays PLC 39,964 101
Cadence BanCorp 4,002 86
Citigroup Inc 557 40
Citizens Financial Group Inc
(c)
10,267 450
Concordia Financial Group Ltd 41,500 161
DBS Group Holdings Ltd 21,600 479
DNB Bank ASA
(e)
32,368 683
Erste Group Bank AG 7,694 307
Fifth Third Bancorp
(f)
8,206 319
FinecoBank Banca Fineco SpA 5,270 97
First Citizens BancShares Inc/NC 137 123
First Hawaiian Inc 2,309 64
First Interstate BancSystem Inc 1,795 79
First Midwest Bancorp Inc/IL 2,613 49
First Republic Bank/CA
(f)
2,689 535
FNB Corp/PA 5,543 65
Goldman Sachs Group Inc/The 174 72
Great Western Bancorp Inc 2,385 74
Home BancShares Inc/AR 3,292 73
HSBC Holdings PLC 40,081 212
ING Groep NV 30,797 425
Intesa Sanpaolo SpA 37,486 106
JPMorgan Chase & Co
(c)
3,623 579
KeyCorp
(c)
14,628 297
M&T Bank Corp
(c)
4,692 657
Morgan Stanley 389 41
National Bank of Canada 1,800 143
Nordea Bank Abp
(e)
43,646 513
OFG Bancorp 3,296 78
Oversea-Chinese Banking Corp Ltd 59,600 504
PNC Financial Services Group Inc/The 63 12
Raiffeisen Bank International AG 11,089 266
Regions Financial Corp
(c)
14,658 299
Sandy Spring Bancorp Inc 1,965 86
Standard Chartered PLC 15,024 94
SVB Financial Group
(e),(f)
736 412
Toronto-Dominion Bank/The 3,600 234
Truist Financial Corp
(c)
3,291 187
UBS Group AG 10,728 179
Umpqua Holdings Corp 4,152 81
United Community Banks Inc/GA 1,884 57
US Bancorp
(c)
14,169 813
Veritex Holdings Inc 1,940 70

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co
(c)
13,431 $ 614
Western Alliance Bancorp 529 52
Zions Bancorp NA 1,861 108
$ 11,723
Beverages - 0.49%
Anheuser-Busch InBev SA/NV 1,913 117
Coca-Cola Co/The
(f)
14,868 838
Coca-Cola HBC AG
(e)
13,990 506
Constellation Brands Inc 742 157
Diageo PLC 5,341 257
JDE Peet's NV 2,689 93
Keurig Dr Pepper Inc 3,471 124
Kirin Holdings Co Ltd 9,900 179
Molson Coors Beverage Co
(f)
2,194 104
PepsiCo Inc 2,403 375
$ 2,750
Biotechnology - 0.54%
Abcam PLC
(e)
9,208 195
Allakos Inc
(e)
218 19
ALX Oncology Holdings Inc
(e)
673 47
Amicus Therapeutics Inc
(e)
5,211 59
Apellis Pharmaceuticals Inc
(e)
1,751 115
Arena Pharmaceuticals Inc
(e)
1,261 67
Ascendis Pharma A/S ADR
(e)
260 41
Biogen Inc
(e)
118 40
Celldex Therapeutics Inc
(e)
1,594 84
Exact Sciences Corp
(e)
589 61
Gilead Sciences Inc
(c)
8,625 627
Illumina Inc
(c),(e),(f)
810 370
Incyte Corp
(e)
2 —
Kodiak Sciences Inc
(e)
433 41
Kymera Therapeutics Inc
(e)
1,091 68
Moderna Inc
(e)
320 120
NeoGenomics Inc
(e)
1,267 62
Regeneron Pharmaceuticals Inc
(e),(f)
228 154
REVOLUTION Medicines Inc
(e)
753 22
Rocket Pharmaceuticals Inc
(e)
375 13
Royalty Pharma PLC
(c)
2,768 107
Sage Therapeutics Inc
(e)
886 41
Seagen Inc
(e)
1,329 223
TCR2 Therapeutics Inc
(e)
1,892 32
Translate Bio Inc
(e)
4,005 150
Trillium Therapeutics Inc
(e)
7,881 136
Turning Point Therapeutics Inc
(e)
430 33
Vertex Pharmaceuticals Inc
(e)
265 53
Y-mAbs Therapeutics Inc
(e)
966 30
Zymeworks Inc
(e)
1,600 53
$ 3,063
Building Materials - 0.69%
Apogee Enterprises Inc 1,336 58
Boise Cascade Co 1,595 92
Cemex SAB de CV ADR
(e)
25,440 209
Cie de Saint-Gobain 5,631 408
CRH PLC 1,964 104
CRH PLC 793 42
Daikin Industries Ltd 800 200
Geberit AG 522 436
Gibraltar Industries Inc
(e)
816 61
Holcim Ltd
(e)
2,405 137
James Hardie Industries PLC 8,232 317
Johnson Controls International plc 8,143 609
Lennox International Inc 707 237
Marshalls PLC 12,610 140
Masco Corp
(c)
2,999 182
PGT Innovations Inc
(e)
2,351 50
ROCKWOOL International A/S 154 82
TOTO Ltd 5,700 310
Vulcan Materials Co
(c)
501 93
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Wienerberger AG 3,138 $ 123
$ 3,890
Chemicals - 1.18%
Atotech Ltd
(e)
10,748 257
BASF SE 3,622 280
Borregaard ASA 3,404 89
Brenntag SE 1,384 140
Celanese Corp 555 88
CF Industries Holdings Inc
(c),(f)
9,721 441
Codexis Inc
(e)
3,999 108
Dow Inc 352 22
DuPont de Nemours Inc 1,731 129
Eastman Chemical Co
(f)
304 34
Ecolab Inc 843 190
Ferro Corp
(e)
6,505 135
FMC Corp 710 67
Hexion Holdings Corp
(e)
17,114 368
IMCD NV 513 101
Linde PLC 3,561 1,120
LyondellBasell Industries NV
(c)
3,107 312
Minerals Technologies Inc 1,000 79
Mosaic Co/The 4,317 139
Nissan Chemical Corp 3,500 196
Novozymes A/S 2,854 231
Sherwin-Williams Co/The
(f)
2,011 610
Shin-Etsu Chemical Co Ltd 2,400 396
Sumitomo Chemical Co Ltd 43,400 220
Victrex PLC 2,490 91
W R Grace & Co 4,503 314
Yara International ASA 9,568 481
$ 6,638
Commercial Services - 1.68%
2U Inc
(e)
1,379 51
Adtalem Global Education Inc
(e)
2,021 75
AMERCO
(c)
481 318
AMN Healthcare Services Inc
(e)
859 98
Automatic Data Processing Inc
(f)
2,490 521
Booz Allen Hamilton Holding Corp
(c)
3,314 271
Brambles Ltd 26,343 233
BrightView Holdings Inc
(e)
4,018 62
Bureau Veritas SA 4,212 140
Chegg Inc
(e)
2,011 167
Cintas Corp
(c),(f)
1,155 457
CoreCivic Inc
(e)
4,958 48
CoStar Group Inc
(e)
1,623 138
Cross Country Healthcare Inc
(e)
2,640 57
Deluxe Corp 2,257 87
Elis SA
(e)
5,149 91
Equifax Inc
(c)
539 147
Escrow Altegrity Inc NPV
(e)
106,383 758
FleetCor Technologies Inc
(e)
317 83
Gartner Inc
(c),(e)
2,117 654
H&R Block Inc 3,527 90
Hypoport SE
(e)
101 70
ICF International Inc 923 86
IHS Markit Ltd
(c)
13,520 1,631
Insperity Inc 710 78
Kforce Inc 1,355 79
LiveRamp Holdings Inc
(e)
1,375 67
Loomis AB 5,934 184
MarketAxess Holdings Inc
(c)
209 99
Medifast Inc 316 72
Moody's Corp 536 204
Multiplan Corp
(e)
15,128 91
Nielsen Holdings PLC 1,489 32
PayPal Holdings Inc
(e)
1,087 314
QinetiQ Group PLC 21,921 104
Randstad NV 2,142 158
Recruit Holdings Co Ltd 7,200 424

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Robert Half International Inc
(c),(f)
3,726 $ 386
Rollins Inc
(c)
9,228 359
S&P Global Inc
(c)
785 348
Square Inc
(e)
589 158
$ 9,490
Computers - 2.10%
Accenture PLC - Class A
(c)
4,179 1,407
Apple Inc
(c),(f)
33,529 5,091
CGI Inc
(e)
1,300 116
Cognizant Technology Solutions Corp
(c)
6,257 477
Dell Technologies Inc
(c),(e)
5,753 561
DXC Technology Co
(e)
436 16
Fortinet Inc
(c),(e)
436 137
Genpact Ltd 1,139 59
HP Inc
(c),(f)
37,919 1,128
International Business Machines Corp
(f)
3,907 548
Leidos Holdings Inc 2,085 205
Lumentum Holdings Inc
(e)
812 70
NetApp Inc
(f)
4,998 445
Nomura Research Institute Ltd 3,200 120
PAR Technology Corp
(e)
1,149 78
Rapid7 Inc
(e)
990 120
Science Applications International Corp 870 73
SCSK Corp 5,300 335
Softcat PLC 2,864 83
Varonis Systems Inc
(e)
3,664 253
Western Digital Corp
(c),(e)
4,731 299
Zscaler Inc
(c),(e)
707 197
$ 11,818
Consumer Products - 0.01%
Avery Dennison Corp 93 21
Kimberly-Clark Corp 294 41
$ 62
Cosmetics & Personal Care - 0.20%
Colgate-Palmolive Co
(c)
7,520 587
Edgewell Personal Care Co 2,397 101
Estee Lauder Cos Inc/The
(f)
368 126
Procter & Gamble Co/The 2,337 332
$ 1,146
Distribution & Wholesale - 0.47%
Copart Inc
(e)
2,199 317
Fastenal Co 1,857 104
LKQ Corp
(c),(e),(f)
14,630 771
MARR SpA 3,365 81
Mitsui & Co Ltd 5,700 126
Pool Corp
(c)
1,024 506
Sumitomo Corp 25,500 359
Toyota Tsusho Corp 3,800 168
WW Grainger Inc
(c)
554 241
$ 2,673
Diversified Financial Services - 1.81%
4L Technologies
(e),(g)
24,306 2
Ally Financial Inc
(c)
4,705 249
American Express Co 1,543 256
Apollo Global Management Inc
(c)
4,007 240
Artisan Partners Asset Management Inc 801 42
ASX Ltd 5,504 352
Banca Generali SpA
(e)
3,117 139
BlackRock Inc
(f)
490 462
Capital One Financial Corp
(c)
1,809 300
Cboe Global Markets Inc
(c)
4,636 585
Charles Schwab Corp/The
(c)
9,058 660
Coinbase Global Inc
(e)
185 48
Credit Acceptance Corp
(e)
457 265
Discover Financial Services
(f)
1,391 178
ECN Capital Corp 10,720 87
Element Comm Aviation
(e),(g),(h)
280 349
Enova International Inc
(e)
2,466 81
Euronext NV
(i)
1,180 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Federal Agricultural Mortgage Corp 1,287 $ 126
Franklin Resources Inc
(c)
9,196 298
Greenhill & Co Inc 4,284 63
Hamilton Lane Inc 805 69
Hargreaves Lansdown PLC 4,754 99
Intercontinental Exchange Inc
(f)
750 90
Invesco Ltd 23,588 597
Mastercard Inc
(f)
2,019 698
Moelis & Co 1,481 92
Nasdaq Inc
(f)
2,455 481
Navient Corp 4,916 114
OneMain Holdings Inc 648 37
PRA Group Inc
(e)
3,594 151
Raymond James Financial Inc
(c)
2,151 302
Singapore Exchange Ltd 13,500 99
Synchrony Financial
(c)
8,518 424
T Rowe Price Group Inc
(f)
2,833 634
TMX Group Ltd 1,200 132
Tradeweb Markets Inc
(c)
3,372 294
Visa Inc
(f)
3,208 735
VZ Holding AG 844 80
Western Union Co/The
(c)
8,337 180
$ 10,227
Electric - 0.74%
AES Corp/The 254 6
Avangrid Inc 790 43
Brookfield Renewable Corp 2,100 92
Consolidated Edison Inc 459 35
Dominion Energy Inc 15 1
Duke Energy Corp 835 87
Endesa SA 14,733 354
Exelon Corp 4,789 235
Iberdrola SA 6,907 86
NRG Energy Inc
(f)
19,609 896
Pinnacle West Capital Corp 2,963 228
PNM Resources Inc 5,091 252
Portland General Electric Co 1,592 82
Power Assets Holdings Ltd 37,500 235
PPL Corp
(f)
20,167 592
Public Service Enterprise Group Inc
(f)
7,831 501
Southern Co/The 584 38
Terna - Rete Elettrica Nazionale 29,242 231
Vistra Corp
(c)
8,809 168
$ 4,162
Electrical Components & Equipment - 0.38%
AMETEK Inc
(c),(f)
1,997 271
Casio Computer Co Ltd 11,000 170
Emerson Electric Co
(c),(f)
6,683 705
Energizer Holdings Inc 1,589 63
EnerSys 1,537 130
Insteel Industries Inc 1,592 59
Legrand SA 1,864 214
Novanta Inc
(e)
285 44
Schneider Electric SE 1,877 335
Signify NV
(i)
1,681 94
Universal Display Corp 399 83
$ 2,168
Electronics - 0.79%
Allegion plc
(c)
2,969 427
Coherent Inc
(c),(e)
4,059 1,026
DiscoverIE Group PLC 9,632 133
Electrocomponents PLC 9,256 135
FARO Technologies Inc
(e)
1,022 70
Fortive Corp 1,727 128
Garmin Ltd 1,081 189
Hirose Electric Co Ltd 700 116
Hoya Corp 1,000 161
II-VI Inc
(e)
979 62
Keysight Technologies Inc
(e)
99 18

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Knowles Corp
(e)
3,836 $ 77
LEM Holding SA 39 100
nVent Electric PLC 2,432 84
Shimadzu Corp 7,800 349
Spectris PLC 1,527 83
TE Connectivity Ltd 2,455 369
Waters Corp
(c),(e),(f)
2,286 947
$ 4,474
Energy - Alternate Sources - 0.04%
Plug Power Inc
(c),(e)
3,773 98
SolarEdge Technologies Inc
(e)
373 108
$ 206
Engineering & Construction - 0.12%
Badger Infrastructure Solutions Ltd 2,684 73
Fluor Corp
(e)
2,776 46
Jacobs Engineering Group Inc
(c)
2,895 391
Singapore Technologies Engineering Ltd 67,500 189
$ 699
Entertainment - 0.16%
Aristocrat Leisure Ltd 5,763 191
Cie des Alpes
(e)
3,368 54
CTS Eventim AG & Co KGaA
(e)
947 61
Deluxe Entertainment
(e),(g)
67,049 —
DraftKings Inc
(e)
3,410 202
IMAX Corp
(e)
3,675 58
Penn National Gaming Inc
(e)
3,834 311
$ 877
Environmental Control - 0.16%
GVS SpA
(i)
3,462 66
Pentair PLC 3,411 263
Republic Services Inc
(f)
2,992 372
US Ecology Inc
(e)
2,154 77
Waste Management Inc 749 116
$ 894
Food - 0.67%
Calavo Growers Inc 796 37
Campbell Soup Co 62 3
Conagra Brands Inc 32 1
Cranswick PLC 2,313 126
Empire Co Ltd 4,600 149
General Mills Inc 82 5
HelloFresh SE
(e)
2,207 238
Hershey Co/The
(c)
3,850 684
Hostess Brands Inc
(e)
5,311 85
J M Smucker Co/The
(f)
2,485 307
Kellogg Co
(c)
3,256 206
Kesko Oyj 5,768 239
Koninklijke Ahold Delhaize NV 5,584 188
Kraft Heinz Co/The 877 32
Lamb Weston Holdings Inc
(c)
2,201 143
Mondelez International Inc
(f)
6,250 388
Nestle SA 2,238 283
Sanderson Farms Inc 229 45
Sysco Corp
(c)
2,766 220
Tate & Lyle PLC 8,956 87
Tyson Foods Inc 1,681 132
United Natural Foods Inc
(e)
2,200 81
Viscofan SA 995 70
$ 3,749
Food Service - 0.05%
Compass Group PLC
(e)
10,120 209
Elior Group SA
(e),(i)
11,440 80
$ 289
Forest Products & Paper - 0.26%
Domtar Corp
(e)
2,374 130
International Paper Co
(f)
6,037 363
Mondi PLC 5,078 140
Schweitzer-Mauduit International Inc 2,104 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper (continued)
Smurfit Kappa Group PLC 3,860 $ 221
UPM-Kymmene Oyj 9,176 374
West Fraser Timber Co Ltd 2,000 154
$ 1,463
Gas - 0.17%
AltaGas Ltd 12,100 242
New Jersey Resources Corp 2,170 81
South Jersey Industries Inc 3,345 83
Tokyo Gas Co Ltd 11,900 229
UGI Corp
(c)
6,864 318
$ 953
Hand & Machine Tools - 0.27%
Kennametal Inc 2,478 92
Makita Corp 4,300 247
Schindler Holding AG - PC 1,426 461
Snap-on Inc
(f)
2,157 485
Stanley Black & Decker Inc 158 31
Techtronic Industries Co Ltd 10,000 221
$ 1,537
Healthcare - Products - 1.39%
Abbott Laboratories
(f)
1,208 153
ABIOMED Inc
(e)
353 129
Align Technology Inc
(c),(e),(f)
987 700
Avanos Medical Inc
(e)
1,612 53
Avantor Inc
(c),(e)
4,576 180
Baxter International Inc 2,361 180
Boston Scientific Corp
(e)
2,473 111
Cellavision AB 1,290 69
Coloplast A/S 2,689 466
Danaher Corp
(f)
1,898 615
DENTSPLY SIRONA Inc
(c)
4,353 269
DiaSorin SpA 2,110 481
Fisher & Paykel Healthcare Corp Ltd 8,697 203
Globus Medical Inc
(e)
733 60
Hill-Rom Holdings Inc 887 129
Hologic Inc
(e),(f)
2,664 211
Insulet Corp
(e)
513 153
Integra LifeSciences Holdings Corp
(e)
1,084 82
Intuitive Surgical Inc
(e)
366 386
Koninklijke Philips NV 2,850 131
Lantheus Holdings Inc
(e)
3,608 95
Medtronic PLC 7,638 1,019
NuVasive Inc
(e)
1,208 75
Omnicell Inc
(e)
459 71
Orthofix Medical Inc
(e)
2,332 99
PerkinElmer Inc
(f)
2,520 466
ResMed Inc
(c)
590 171
Sartorius Stedim Biotech 360 218
SI-BONE Inc
(e)
2,591 63
Smith & Nephew PLC 7,151 137
Sonova Holding AG 1,144 441
Stryker Corp
(f)
584 162
Thermo Fisher Scientific Inc 74 41
$ 7,819
Healthcare - Services - 1.04%
Accolade Inc
(e)
1,437 68
Anthem Inc
(c)
472 178
Centene Corp
(c),(e)
3,747 236
HCA Healthcare Inc
(c),(f)
3,496 885
Humana Inc
(c)
992 402
IQVIA Holdings Inc
(c),(e)
736 191
Laboratory Corp of America Holdings
(e),(f)
1,353 410
LHC Group Inc
(e)
336 63
Molina Healthcare Inc
(c),(e)
1,415 380
Oak Street Health Inc
(e)
2,272 106
Orpea SA 603 76
PPD Inc
(c),(e)
20,380 944
Quest Diagnostics Inc
(c)
1,492 228
Sonic Healthcare Ltd 10,339 327

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
(f)
2,596 $ 1,081
Universal Health Services Inc
(c)
1,819 283
$ 5,858
Holding Companies - Diversified - 0.85%
Accelerate Acquisition Corp
(e)
7,521 73
ACE Convergence Acquisition Corp
(e)
6,592 65
Altimeter Growth Corp 2
(e)
382 4
Ares Acquisition Corp
(e)
8,583 85
Arrowroot Acquisition Corp
(e)
6,980 67
Avanti Acquisition Corp
(e)
13,402 131
Bright Lights Acquisition Corp
(e)
1,121 11
Burgundy Technology Acquisition Corp
(e)
5,832 58
Capstar Special Purpose Acquisition Corp
(e)
5,141 51
CC Neuberger Principal Holdings II
(e)
19,447 190
CF Acquisition Corp IV
(e)
6,470 63
CHP Merger Corp
(e)
5,511 55
CK Hutchison Holdings Ltd 50,500 368
CM Life Sciences III Inc
(e)
4,188 41
Cohn Robbins Holdings Corp
(e)
8,462 83
Conx Corp
(e)
17,967 175
Decarbonization Plus Acquisition Corp III
(e)
913 9
Deep Lake Capital Acquisition Corp
(e)
9,576 93
DFP Healthcare Acquisitions Corp
(e)
9,325 93
Dragoneer Growth Opportunities Corp II
(e)
3,296 33
E.Merge Technology Acquisition Corp
(e)
5,629 55
Equity Distribution Acquisition Corp
(e)
15,385 150
Fortress Capital Acquisition Corp
(e)
9,794 95
FTAC Athena Acquisition Corp
(e)
5,086 50
G Squared Ascend I Inc
(e)
6,784 67
GigCapital4 Inc
(e)
2,116 21
Goal Acquisitions Corp
(e)
21,310 206
Golden Falcon Acquisition Corp
(e)
9,804 95
GS Acquisition Holdings Corp II
(e)
11,352 113
Healthcare Services Acquisition Corp
(e)
9,855 96
Investindustrial Acquisition Corp
(e)
2,568 25
Jaws Spitfire Acquisition Corp
(e)
16 —
Khosla Ventures Acquisition Co
(e)
51 —
KL Acquisition Corp
(e)
12,448 120
Longview Acquisition Corp II
(e)
3,310 33
Marquee Raine Acquisition Corp
(e)
10,127 100
New Vista Acquisition Corp
(e)
10,476 104
NextGen Acquisition Corp II
(e)
238 2
Noble Rock Acquisition Corp
(e)
7,560 74
Noble Rock Acquisition Corp
(e)
5,171 50
Omega Alpha SPAC
(e)
9,021 87
One Equity Partners Open Water I Corp
(e)
6,552 65
Plum Acquisition Corp I
(e)
6,853 67
Pontem Corp
(e)
11,634 113
Post Holdings Partnering Corp
(e)
1,295 12
Prime Impact Acquisition I
(e)
8,470 83
Prospector Capital Corp
(e)
9,585 93
Queen's Gambit Growth Capital
(e)
219 2
Reinvent Technology Partners Y
(e)
10,952 108
RMG Acquisition Corp III
(e)
8,273 80
Rocket Internet Growth Opportunities Corp
(e)
5,255 52
Social Capital Hedosophia Holdings Corp VI
(e)
905 9
Spartan Acquisition Corp III
(e)
5,688 56
Thimble Point Acquisition Corp
(e)
8,384 83
Thunder Bridge Capital Partners III Inc
(e)
11,140 107
Tishman Speyer Innovation Corp II
(e)
8,488 83
Trebia Acquisition Corp
(e)
5,051 50
VectoIQ Acquisition Corp II
(e)
9,058 88
Virgin Group Acquisition Corp II
(e)
8,006 78
Virtuoso Acquisition Corp
(e)
5,303 52
Vy Global Growth
(e)
10,277 100
Yucaipa Acquisition Corp
(e)
9,128 90
$ 4,762
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0.35%
Cavco Industries Inc
(e)
335 $ 86
DR Horton Inc
(c)
3,666 351
Glenveagh Properties PLC
(e),(i)
104,599 134
Kaufman & Broad SA 1,966 92
Lennar Corp - A Shares
(c),(f)
2,821 303
NVR Inc
(e)
67 347
Persimmon PLC 4,085 165
PulteGroup Inc
(c),(f)
3,320 178
Skyline Champion Corp
(e)
3,162 198
Thor Industries Inc 971 110
$ 1,964
Home Furnishings - 0.30%
GN Store Nord AS 1,338 101
Herman Miller Inc 2,040 86
Hoshizaki Corp 3,100 291
Panasonic Corp 17,400 208
Sony Group Corp 8,600 889
Whirlpool Corp
(f)
489 108
$ 1,683
Housewares - 0.03%
Newell Brands Inc
(f)
5,811 148
Insurance - 1.82%
Aon PLC 654 188
Arch Capital Group Ltd
(c),(e)
3,423 141
Assurant Inc
(f)
1,788 304
Athene Holding Ltd
(c),(e)
13,412 898
AXA SA 17,235 484
Beazley PLC
(e)
13,752 74
Berkshire Hathaway Inc - Class B
(e),(f)
4,186 1,196
Chubb Ltd 2,779 511
Cincinnati Financial Corp
(f)
809 100
CNO Financial Group Inc 2,586 63
Dai-ichi Life Holdings Inc 15,300 303
Equitable Holdings Inc 1,793 56
Everest Re Group Ltd
(c)
4,696 1,244
Fidelity National Financial Inc
(c)
8,501 415
Gjensidige Forsikring ASA 7,499 175
Hartford Financial Services Group Inc/The 3,700 249
Lancashire Holdings Ltd 7,069 61
Markel Corp
(e)
239 304
Marsh & McLennan Cos Inc
(f)
4,986 784
MetLife Inc 2,715 168
MGIC Investment Corp 5,548 85
MS&AD Insurance Group Holdings Inc 8,900 288
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
668 195
NMI Holdings Inc
(e)
2,185 49
ProAssurance Corp 3,347 85
Progressive Corp/The 1,778 171
Radian Group Inc 3,318 78
SiriusPoint Ltd
(e)
6,188 61
T&D Holdings Inc 6,500 79
Travelers Cos Inc/The 419 67
Voya Financial Inc 902 59
White Mountains Insurance Group Ltd 79 88
Willis Towers Watson PLC
(c)
5,553 1,226
$ 10,249
Internet - 2.91%
Airbnb Inc
(c),(e)
2,481 385
Alibaba Group Holding Ltd ADR
(e)
300 50
Alphabet Inc - A Shares
(c),(e),(f)
1,725 4,992
Alphabet Inc - C Shares
(e)
58 169
Amazon.com Inc
(c),(e),(f)
1,030 3,574
Booking Holdings Inc
(e)
88 202
CDW Corp/DE 119 24
Criteo SA ADR
(e)
1,687 63
eBay Inc
(f)
6,808 522
F5 Networks Inc
(e)
508 103
Facebook Inc
(c),(e),(f)
6,980 2,648

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
GoDaddy Inc
(e)
1,106 $ 81
Kakaku.com Inc 5,000 156
Match Group Inc
(e)
835 115
MercadoLibre Inc
(e)
90 168
Mimecast Ltd
(e)
1,256 88
Netflix Inc
(c),(e),(f)
731 416
NortonLifeLock Inc
(f)
7,584 201
Perficient Inc
(e)
1,490 178
Proofpoint Inc
(e)
5,367 944
Shopify Inc
(e)
100 153
Shutterstock Inc 689 79
Snap Inc Class A
(e)
3,559 271
Spotify Technology SA
(e)
861 202
Trend Micro Inc/Japan 3,100 170
Twitter Inc
(e),(f)
2,407 156
VeriSign Inc
(e)
23 5
ZOZO Inc 8,000 305
$ 16,420
Iron & Steel - 0.21%
Carpenter Technology Corp 1,782 59
JFE Holdings Inc 11,900 193
Nippon Steel Corp 8,300 170
Nucor Corp
(f)
2,020 238
Reliance Steel & Aluminum Co 662 99
voestalpine AG 9,759 443
$ 1,202
Leisure Products & Services - 0.16%
MIPS AB 813 91
Planet Fitness Inc
(e)
703 57
Polaris Inc 983 118
Shimano Inc 1,700 499
Thule Group AB
(i)
1,456 79
YETI Holdings Inc
(e)
534 53
$ 897
Lodging - 0.08%
Boyd Gaming Corp
(e)
739 45
Choice Hotels International Inc 1,555 186
Diamond Resorts International - Escrow
(e),(g)
28,468 —
Hilton Grand Vacations Inc
(e)
1,960 86
Las Vegas Sands Corp
(e)
1,748 78
Marriott International Inc/MD
(e)
404 54
MGM Resorts International
(f)
470 20
$ 469
Machinery - Construction & Mining - 0.21%
Astec Industries Inc 1,415 87
Caterpillar Inc 315 66
Hitachi Ltd 4,300 238
Mitsubishi Electric Corp 11,900 163
Mitsubishi Heavy Industries Ltd 5,200 137
Sandvik AB 18,746 478
$ 1,169
Machinery - Diversified - 0.98%
Altra Industrial Motion Corp 1,551 91
Applied Industrial Technologies Inc 984 87
Colfax Corp
(e)
1,382 67
Curtiss-Wright Corp 521 63
Deere & Co
(f)
669 253
Dover Corp
(c),(f)
4,378 764
FANUC Corp 1,600 349
GEA Group AG 6,862 317
Hydrofarm Holdings Group Inc
(e)
522 26
Ichor Holdings Ltd
(e)
1,185 52
IDEX Corp 1,066 239
Inficon Holding AG 70 88
Ingersoll Rand Inc
(e)
1,750 93
Interpump Group SpA 1,675 119
Keyence Corp 1,000 600
Kone Oyj 7,266 603
Kornit Digital Ltd
(e)
214 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Marel HF
(i)
13,212 $ 99
Middleby Corp/The
(e)
1,020 187
Otis Worldwide Corp
(c)
5,773 532
Rotork PLC 20,115 92
SMC Corp 300 192
Spirax-Sarco Engineering PLC 319 71
Stabilus SA 1,642 129
Washtec AG 1,225 86
Welbilt Inc
(e)
9,281 217
Westinghouse Air Brake Technologies Corp 1,138 102
$ 5,546
Media - 0.38%
Cable One Inc 141 296
Charter Communications Inc
(e)
56 46
Comcast Corp - Class A 661 40
DISH Network Corp
(c),(e),(f)
13,796 601
Fox Corp - A Shares 1,232 46
iHeartMedia Inc
(e)
7,461 186
Liberty Global PLC - A Shares
(c),(e)
12,357 355
News Corp - A Shares
(c)
8,411 190
Nexstar Media Group Inc 132 20
Quebecor Inc 6,100 152
TEGNA Inc 4,117 73
Walt Disney Co/The
(e)
200 36
Wolters Kluwer NV 1,054 121
$ 2,162
Metal Fabrication & Hardware - 0.04%
Tenaris SA 15,726 158
Troax Group AB 2,181 90
$ 248
Mining - 0.88%
BHP Group Ltd 14,663 485
BHP Group PLC ADR 3,719 233
Boliden AB
(e)
9,426 329
Compass Minerals International Inc 1,100 74
Ecobat Holdings, Inc - Class B
(e),(g)
2,998 2,398
Freeport-McMoRan Inc
(f)
1,019 37
Kinross Gold Corp 31,200 188
Kirkland Lake Gold Ltd 4,500 179
Livent Corp
(e)
4,574 114
MP Materials Corp
(e)
2,182 73
Newcrest Mining Ltd 10,763 194
Newmont Corp 982 57
Rio Tinto PLC 6,239 462
Yamana Gold Inc 35,300 156
$ 4,979
Miscellaneous Manufacturers - 0.55%
3M Co
(f)
2,545 496
Alfa Laval AB 2,329 95
Carlisle Cos Inc 350 74
Diploma PLC 3,014 127
Eaton Corp PLC 284 48
General Electric Co 1,952 206
Hexpol AB 5,976 77
Illinois Tool Works Inc
(c)
3,072 715
Knorr-Bremse AG 1,117 134
Siemens AG 4,126 684
Sturm Ruger & Co Inc 870 68
Textron Inc 1,221 89
Trane Technologies PLC 1,563 310
$ 3,123
Office & Business Equipment - 0.10%
Canon Inc 8,700 207
Zebra Technologies Corp
(e),(f)
576 338
$ 545
Office Furnishings - 0.01%
Interface Inc 5,234 75

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0.74%
APA Corp
(f)
17,549 $ 342
Bellatrix Exploration Ltd
(e),(g)
94,641 —
BP PLC 35,367 144
California Resources Corp
(e)
3,331 114
Canadian Natural Resources Ltd 3,290 109
Chesapeake Energy Corp 1,032 58
Chevron Corp 417 40
ConocoPhillips 1,042 58
Diamondback Energy Inc 429 33
EOG Resources Inc 2,637 178
Exxon Mobil Corp
(c)
7,830 427
Hess Corp 593 41
Lundin Energy AB 13,044 399
Marathon Oil Corp 5,569 65
Marathon Petroleum Corp
(f)
7,693 456
Nabors Industries Ltd
(e)
871 73
Nabors Industries Ltd - Warrants
(e)
333 2
Occidental Petroleum Corp
(f)
7,010 180
OMV AG 4,670 259
Parkland Corp/Canada 7,800 233
Royal Dutch Shell PLC - A Shares 11,778 233
Royal Dutch Shell PLC - B shares ADR 3,237 127
Santos Ltd 36,185 159
TotalEnergies SE 4,504 199
Valero Energy Corp
(c)
1,829 121
Whiting Petroleum Corp
(e)
2,723 128
$ 4,178
Oil & Gas Services - 0.19%
Baker Hughes Co
(c)
12,818 292
Halliburton Co
(f)
19,483 389
MRC Global Inc
(e)
8,457 69
NOV Inc
(e),(f)
18,750 247
Schlumberger NV 1,844 52
$ 1,049
Packaging & Containers - 0.19%
Amcor PLC
(c)
13,983 180
Ball Corp 1,324 127
CCL Industries Inc 5,400 308
Sealed Air Corp
(c),(f)
5,490 335
Vidrala SA 1,106 128
$ 1,078
Pharmaceuticals - 1.63%
AbbVie Inc
(f)
4,696 567
AmerisourceBergen Corp
(f)
2,714 332
Arvinas Inc
(e)
724 62
AstraZeneca PLC ADR 1,246 73
AstraZeneca PLC 1,509 176
Becton Dickinson and Co 168 42
BioGaia AB 1,220 71
Bristol-Myers Squibb Co 2,137 143
Chugai Pharmaceutical Co Ltd 9,700 379
CVS Health Corp
(f)
6,649 574
Dexcom Inc
(e)
437 231
Elanco Animal Health Inc
(e)
2,412 80
Eli Lilly & Co 330 86
GoodRx Holdings Inc
(e)
2,380 90
Intellia Therapeutics Inc
(e)
195 31
Johnson & Johnson
(c),(f)
9,593 1,661
Kura Oncology Inc
(e)
1,499 28
McKesson Corp
(c),(f)
4,751 970
Merck & Co Inc 783 60
Myovant Sciences Ltd
(e)
3,810 93
Nippon Shinyaku Co Ltd 1,500 122
Novartis AG 2,267 210
Novo Nordisk A/S 4,515 452
Organon & Co 3,413 116
Orion Oyj 7,037 287
Pfizer Inc
(f)
23,200 1,069
Premier Inc 2,207 82
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Sanofi 3,039 $ 315
Santen Pharmaceutical Co Ltd 24,000 359
Takeda Pharmaceutical Co Ltd 13,400 446
$ 9,207
Pipelines - 0.08%
Energy Transfer LP 2,796 26
Keyera Corp 12,000 289
Kinder Morgan Inc 1,052 17
ONEOK Inc 1,832 96
Southcross Holdings
(e)
615,976 5
$ 433
Private Equity - 0.07%
Blackstone Inc 351 44
Bridgepoint Group PLC
(e),(i)
4,152 29
Intermediate Capital Group PLC 3,868 117
Partners Group Holding AG 112 199
$ 389
Real Estate - 0.37%
Catena AB 1,932 125
CBRE Group Inc
(e),(f)
2,445 235
CK Asset Holdings Ltd 32,500 212
Daito Trust Construction Co Ltd 1,900 209
Fastighets AB Balder
(e)
3,293 236
Kojamo Oyj 2,444 59
LEG Immobilien SE 2,124 339
Marcus & Millichap Inc
(e)
1,857 73
REA Group Ltd 1,766 198
Shurgard Self Storage SA 975 58
Sun Hung Kai Properties Ltd 24,000 338
$ 2,082
REITs - 1.34%
Acadia Realty Trust 4,401 93
Alexandria Real Estate Equities Inc
(f)
1,947 402
American Tower Corp
(f)
1,705 498
Americold Realty Trust 2,433 89
AvalonBay Communities Inc
(f)
239 55
Big Yellow Group PLC 4,323 91
Camden Property Trust 223 33
Crown Castle International Corp
(f)
412 80
Dexus/AU 45,051 351
Digital Realty Trust Inc 274 45
Duke Realty Corp
(f)
4,192 220
Empire State Realty Trust Inc 6,503 67
Equinix Inc 72 61
Essential Properties Realty Trust Inc 2,312 75
Extra Space Storage Inc
(f)
1,408 263
Gaming and Leisure Properties Inc 436 22
Hibernia REIT plc 61,096 91
Iron Mountain Inc
(f)
3,351 160
Kimco Realty Corp
(f)
11,453 250
Mid-America Apartment Communities Inc
(f)
1,204 232
Omega Healthcare Investors Inc 1,175 39
Pebblebrook Hotel Trust 3,357 74
Piedmont Office Realty Trust Inc 8,438 150
Public Storage
(f)
1,350 437
QTS Realty Trust Inc 11,580 903
Regency Centers Corp
(c)
15,329 1,052
Ryman Hospitality Properties Inc
(e)
399 33
SBA Communications Corp 49 18
Simon Property Group Inc
(c)
1,122 151
Stockland 39,912 135
UDR Inc 2,029 110
UNITE Group PLC/The 4,814 81
Uniti Group Inc 6,993 91
Ventas Inc
(c)
2,666 149
VICI Properties Inc 4,281 132
Weyerhaeuser Co
(f)
19,371 697
Workspace Group PLC 5,965 76

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Xenia Hotels & Resorts Inc
(e)
1,928 $ 34
$ 7,540
Retail - 2.62%
Advance Auto Parts Inc
(c),(f)
2,698 547
Alimentation Couche-Tard Inc 16,400 663
AutoZone Inc
(e),(f)
207 321
Bath & Body Works Inc
(c),(f)
8,217 555
Burlington Stores Inc
(c),(e)
653 195
Canadian Tire Corp Ltd 1,900 289
CarMax Inc
(e)
2,039 255
Cazoo Group Ltd
(e)
6,061 52
Chipotle Mexican Grill Inc
(e)
108 205
Costco Wholesale Corp
(c)
954 434
Dollar Tree Inc
(e)
1,305 118
Five Below Inc
(e)
1,011 215
Floor & Decor Holdings Inc
(e)
586 72
Gap Inc/The 1,487 40
Genuine Parts Co
(f)
3,797 464
Home Depot Inc/The
(c),(f)
3,241 1,057
Industria de Diseno Textil SA 14,836 507
JD Sports Fashion PLC 22,561 313
Lowe's Cos Inc
(c),(f)
3,398 692
Lululemon Athletica Inc
(e)
669 268
McDonald's Corp 1,615 384
Movado Group Inc 2,454 89
Next PLC 1,302 142
Ollie's Bargain Outlet Holdings Inc
(e)
1,269 92
O'Reilly Automotive Inc
(c),(e),(f)
1,314 781
Pandora A/S 1,168 140
Ross Stores Inc
(c)
3,914 463
Starbucks Corp
(f)
4,134 486
Swatch Group AG/The - REG 3,080 169
Target Corp
(c),(f)
4,045 998
TJX Cos Inc/The 5,378 391
Ulta Beauty Inc
(c),(e)
1,081 419
USS Co Ltd 22,400 370
Walgreens Boots Alliance Inc
(c)
2,558 130
Walmart Inc
(c)
4,834 716
Wesfarmers Ltd 11,165 488
WH Smith PLC
(e)
3,078 69
Wingstop Inc 341 59
Yum! Brands Inc
(c),(f)
8,679 1,138
$ 14,786
Savings & Loans - 0.05%
Berkshire Hills Bancorp Inc 3,186 82
Pacific Premier Bancorp Inc 1,962 78
Sterling Bancorp/DE 2,936 67
WSFS Financial Corp 1,061 48
$ 275
Semiconductors - 2.19%
Advanced Micro Devices Inc
(c),(e)
7,387 818
Advantest Corp 1,200 103
Analog Devices Inc
(c)
6,785 1,106
Applied Materials Inc
(c),(f)
9,804 1,324
ASML Holding NV 1,018 849
BE Semiconductor Industries NV 1,402 128
Broadcom Inc
(c)
477 237
Intel Corp
(c)
3,388 183
KLA Corp
(c)
1,309 445
Lam Research Corp
(c)
1,053 638
Magnachip Semiconductor Corp
(e)
2,700 49
Marvell Technology Inc 1,499 92
Microchip Technology Inc
(c)
1,387 218
Micron Technology Inc
(c)
4,312 318
MKS Instruments Inc 996 147
Monolithic Power Systems Inc
(c)
454 225
NVIDIA Corp
(c)
2,894 648
NXP Semiconductors NV 414 89
Qorvo Inc
(c),(e),(f)
2,189 412
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
QUALCOMM Inc
(c)
5,587 $ 819
Rambus Inc
(e)
4,402 105
Rohm Co Ltd 1,000 96
Samsung Electronics Co Ltd 809 53
Silicon Motion Technology Corp ADR 1,286 96
Skyworks Solutions Inc
(c),(f)
2,220 407
SOITEC
(e)
443 106
STMicroelectronics NV 9,549 425
Synaptics Inc
(e)
700 133
Teradyne Inc
(c)
807 98
Texas Instruments Inc
(c)
2,683 512
Tokyo Electron Ltd 300 129
Tower Semiconductor Ltd
(e)
9,686 285
Xilinx Inc
(c)
6,880 1,070
$ 12,363
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 17 3
Wartsila OYJ Abp 6,692 95
$ 98
Software - 2.79%
8x8 Inc
(e)
3,096 75
Activision Blizzard Inc
(c)
1,834 151
Adobe Inc
(c),(e),(f)
784 520
Agilysys Inc
(e)
1,807 103
ANSYS Inc
(e),(f)
85 31
Autodesk Inc
(e),(f)
213 66
Bandwidth Inc
(e)
439 45
Black Knight Inc
(e)
1,627 123
Box Inc
(e)
3,842 99
Broadridge Financial Solutions Inc
(f)
1,692 291
Cadence Design Systems Inc
(e),(f)
177 29
Cardlytics Inc
(e)
1,328 121
Cerner Corp 78 6
Change Healthcare Inc
(e)
12,947 283
Constellation Software Inc/Canada 218 369
CSG Systems International Inc 1,317 63
Datadog Inc
(c),(e)
1,142 157
Digital Turbine Inc
(e)
1,613 94
DocuSign Inc
(e)
1,123 333
Dropbox Inc - A Shares
(c),(e)
3,025 96
Dynatrace Inc
(c),(e)
6,584 453
Electronic Arts Inc
(c),(f)
2,592 377
Fair Isaac Corp
(c),(e)
1,102 506
Fiserv Inc
(e)
20 2
Five9 Inc
(e)
1,477 234
Guidewire Software Inc
(e)
837 99
Health Catalyst Inc
(e)
1,272 69
Inovalon Holdings Inc
(e)
1,196 49
Intuit Inc
(c),(f)
1,013 573
J2 Global Inc
(e)
548 75
Jamf Holding Corp
(e)
2,210 78
Konami Holdings Corp 1,000 63
Manhattan Associates Inc
(e)
474 77
Microsoft Corp
(c),(f)
14,114 4,261
MINDBODY Inc
(e),(g)
9,229 337
MongoDB Inc
(e)
268 105
NextGen Healthcare Inc
(e)
4,567 70
Nuance Communications Inc
(c),(e)
1,289 71
Oracle Corp
(f)
8,851 789
Paychex Inc
(f)
4,415 505
Paycom Software Inc
(e)
532 260
Porch Group Inc
(e)
2,952 59
PROS Holdings Inc
(e)
1,765 76
PTC Inc
(e),(f)
483 64
RingCentral Inc
(e)
478 121
Roper Technologies Inc
(f)
103 50
salesforce.com Inc
(e),(f)
1,878 498
SAP SE 623 94
ServiceNow Inc
(c),(e),(f)
631 406

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SimCorp A/S 601 $ 82
Snowflake Inc - Class A
(c),(e)
406 124
Square Enix Holdings Co Ltd 2,400 140
Synopsys Inc
(e),(f)
149 50
Take-Two Interactive Software Inc
(c),(e)
2,023 326
Topicus.com Inc
(e)
341 35
Veeva Systems Inc
(c),(e)
1,284 426
Veritone Inc
(e)
4,740 99
Verra Mobility Corp
(e)
3,348 52
VMware Inc
(e)
567 84
WiseTech Global Ltd 3,716 131
Workday Inc
(e)
782 214
Xperi Holding Corp 3,992 85
Zoom Video Communications Inc
(c),(e)
1,317 381
$ 15,705
Telecommunications - 1.09%
Arista Networks Inc
(e)
535 198
AT&T Inc 386 11
Cisco Systems Inc/Delaware
(c),(f)
21,463 1,267
Corning Inc 235 9
Deutsche Telekom AG 5,113 109
Elisa Oyj 3,676 236
Hellenic Telecommunications Organization SA 5,872 116
HMS Networks AB 1,194 62
InterDigital Inc 1,014 73
Juniper Networks Inc
(f)
13,019 377
KDDI Corp 7,200 220
Koninklijke KPN NV 69,520 223
Lumen Technologies Inc 2,090 26
Motorola Solutions Inc
(c)
2,106 514
Nippon Telegraph & Telephone Corp 20,100 535
Nokia OYJ
(e)
28,501 171
Plantronics Inc
(e)
2,007 60
SoftBank Group Corp 2,000 113
Telefonaktiebolaget LM Ericsson 37,960 450
T-Mobile US Inc
(e)
4,200 575
Verizon Communications Inc 715 39
Vodafone Group PLC ADR 34,800 594
Vodafone Group PLC 93,100 156
$ 6,134
Textiles - 0.13%
Mohawk Industries Inc
(c),(e),(f)
3,813 754
Toys, Games & Hobbies - 0.16%
Games Workshop Group PLC 776 123
Hasbro Inc
(c)
4,182 412
Nintendo Co Ltd 800 384
$ 919
Transportation - 1.07%
AP Moller - Maersk A/S - B 80 228
Aurizon Holdings Ltd 158,464 436
Canadian National Railway Co 1,731 204
CSX Corp 753 24
Deutsche Post AG 3,712 261
DSV PANALPINA A/S 1,402 357
Expeditors International of Washington Inc
(c),(f)
7,440 928
FedEx Corp
(c)
913 243
Hub Group Inc
(e)
1,156 81
InPost SA
(e)
4,796 94
Kansas City Southern
(c)
4,297 1,206
Kirby Corp
(e)
1,328 71
Kuehne + Nagel International AG 843 308
Norfolk Southern Corp 268 68
Old Dominion Freight Line Inc
(c)
1,768 510
Ryder System Inc 480 38
Union Pacific Corp 1,279 277
United Parcel Service Inc
(c),(f)
3,634 711
$ 6,045
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0.03%
Veolia Environnement SA 4,657 $ 160
TOTAL COMMON STOCKS $ 251,225
CONVERTIBLE PREFERRED STOCKS
- 0.74% Shares Held Value (000's)
Agriculture - 0.05%
Bunge Ltd 4.88%
(j)
2,237 $ 255
Banks - 0.08%
Bank of America Corp 7.25%
(j)
151 222
Wells Fargo & Co 7.50%
(j)
151 225
$ 447
Diversified Financial Services - 0.05%
4L Technologies - Rights 0.00%
(e),(g)
870 304
Healthcare - Products - 0.01%
Boston Scientific Corp 5.50%, 06/01/2023 676 81
Pipelines - 0.45%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Southcross Energy Series A 0.00%
(e),(g)
2,399,339 1,200
Southcross Energy Series B 0.00%
(e),(g)
644,694 1,289
$ 2,512
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(e),(g),(h)
2,708 20
WE Company Preferred D-2 0.00%
(e),(g),(h)
3,824 28
$ 48
Software - 0.04%
Clarivate PLC 5.25%, 06/01/2024 2,205 211
Telecommunications - 0.05%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(i)
250 298
TOTAL CONVERTIBLE PREFERRED STOCKS $ 4,156
PREFERRED STOCKS - 0.04% Shares Held Value (000's)
Chemicals - 0.04%
FUCHS PETROLUB SE 0.99% 5,004 $ 252
TOTAL PREFERRED STOCKS $ 252
BONDS - 28.92%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Lamar Media Corp
3.75%, 02/15/2028 $ 50 $ 51
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
120 122
$ 173
Aerospace & Defense - 0.61%
Boeing Co/The
2.20%, 02/04/2026 440 442
2.95%, 02/01/2030 85 87
3.38%, 06/15/2046 250 245
3.50%, 03/01/2039 65 66
3.55%, 03/01/2038 30 31
3.63%, 03/01/2048 155 155
3.65%, 03/01/2047 50 50
3.75%, 02/01/2050 205 212
3.83%, 03/01/2059 25 26
3.85%, 11/01/2048 50 52
3.90%, 05/01/2049 100 105
3.95%, 08/01/2059 60 63
5.15%, 05/01/2030 225 266
5.81%, 05/01/2050 220 299
Bombardier Inc
7.88%, 04/15/2027
(i)
110 115
Leonardo US Holdings Inc
6.25%, 01/15/2040
(i)
541 633
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 34
7.50%, 04/15/2025
(i)
310 328

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc
4.63%, 01/15/2029
(i)
$ 230 $ 227
$ 3,436
Airlines - 0.18%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(i)
40 42
5.75%, 04/20/2029
(i)
50 54
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 829 822
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 19 20
United Airlines Inc
4.38%, 04/15/2026
(i)
35 36
4.63%, 04/15/2029
(i)
55 57
$ 1,031
Automobile Asset Backed Securities - 0.39%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
150 154
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 352
2.96%, 02/20/2027
(i)
100 106
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 25
Carvana Auto Receivables Trust
1.02%, 06/12/2028
(k)
100 100
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 141
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 221
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
140 149
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
75 77
3.88%, 01/15/2026
(i)
175 181
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 149
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 419
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027 150 151
$ 2,225
Automobile Manufacturers - 0.14%
General Motors Co
5.40%, 04/01/2048 260 329
5.95%, 04/01/2049 150 204
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(l)
35 40
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(l)
100 110
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(l)
75 85
3 Month USD LIBOR + 3.44%
$ 768
Banks - 1.53%
Absa Group Ltd
6.38%, 05/27/2026
(j),(l),(m)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Banco Hipotecario SA
38.12%, 11/07/2022
(i)
ARS 10,245 109
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Macro SA
17.50%, 05/08/2022
(i)
ARS 5,115 $ 47
Banco Santander SA
0.70%, 06/30/2024
(l)
$ 600 602
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.45%
2.75%, 12/03/2030 200 201
Bank of America Corp
0.52%, 06/14/2024
(l)
505 505
Secured Overnight Financing Rate + 0.41%
Barclays PLC
3.56%, 09/23/2035
(l)
495 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(l),(m)
230 233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
Citigroup Inc
0.98%, 05/01/2025
(l)
90 90
Secured Overnight Financing Rate + 0.67%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 190 190
3.04%, 05/28/2032
(l)
150 155
Secured Overnight Financing Rate + 1.72%
Goldman Sachs Group Inc/The
0.66%, 09/10/2024
(l)
505 505
Secured Overnight Financing Rate + 0.51%
HDFC Bank Ltd
3.70%, 08/25/2026
(i),(j),(l),(m)
1,000 1,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,150 1,156
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(j),(l),(m)
825 842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
KeyBank NA/Cleveland OH
0.43%, 06/14/2024
(l)
505 505
Secured Overnight Financing Rate + 0.32%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(l)
375 377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
Svenska Handelsbanken AB
0.55%, 06/11/2024
(i)
505 504
Toronto-Dominion Bank/The
0.30%, 06/02/2023 510 509
UniCredit SpA
2.57%, 09/22/2026
(i),(l)
350 356
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 8,615
Beverages - 0.04%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 206 220
Building Materials - 0.38%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
200 206
5.13%, 06/08/2026
(i),(j)
675 708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.20%, 09/17/2030
(i)
1,025 1,124
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(i)
101 108
$ 2,146

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.35%
Ashland LLC
3.38%, 09/01/2031
(i)
$ 155 $ 159
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 214
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(i)
205 209
Sasol Financing USA LLC
4.38%, 09/18/2026 700 723
5.50%, 03/18/2031 625 661
$ 1,966
Commercial Mortgage Backed Securities - 0.74%
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
110 109
COMM 2012-LC4 Mortgage Trust
5.74%, 12/10/2044
(n)
10 9
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.70%, 01/15/2034
(i)
155 153
1.00 x 1 Month USD LIBOR + 3.60%
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 952
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(n)
372 361
5.39%, 06/15/2044
(i),(n)
160 130
Motel 6 Trust 2017-M6MZ
7.02%, 08/15/2024
(i)
443 429
1.00 x 1 Month USD LIBOR + 6.93%
Starwood Retail Property Trust 2014-STAR
2.85%, 11/15/2027
(g),(i)
170 76
1.00 x 1 Month USD LIBOR + 2.75%
4.50%, 11/15/2027
(g),(i)
645 62
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.44%, 07/15/2046
(n)
215 215
Wells Fargo Commercial Mortgage Trust
2016-C36
4.32%, 11/15/2059
(n)
100 89
WFRBS Commercial Mortgage Trust 2011-C3
5.51%, 03/15/2044
(i),(n)
403 196
WFRBS Commercial Mortgage Trust 2011-C4
5.02%, 06/15/2044
(i),(n)
845 805
WFRBS Commercial Mortgage Trust 2012-C6
5.95%, 04/15/2045
(i),(n)
500 506
WFRBS Commercial Mortgage Trust 2012-C7
4.96%, 06/15/2045
(n)
80 59
4.96%, 06/15/2045
(i),(n)
225 43
$ 4,194
Commercial Services - 0.14%
Sabre GLBL Inc
9.25%, 04/15/2025
(i)
30 35
Square Inc
3.50%, 06/01/2031
(i)
110 114
StoneCo Ltd
3.95%, 06/16/2028
(i)
475 458
TriNet Group Inc
3.50%, 03/01/2029
(i)
155 156
$ 763
Cosmetics & Personal Care - 0.07%
Natura Cosmeticos SA
4.13%, 05/03/2028
(i)
200 205
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(i)
200 205
$ 410
Credit Card Asset Backed Securities - 0.03%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(i)
190 191
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 0.92%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 $ 150 $ 160
3.88%, 01/23/2028 150 161
6.50%, 07/15/2025 150 175
Air Lease Corp
3.13%, 12/01/2030 535 548
4.65%, 06/15/2026
(j),(l)
180 189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Aircastle Ltd
4.25%, 06/15/2026 425 467
5.25%, 06/15/2026
(i),(j),(l)
60 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(l)
220 232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(l)
185 193
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
Antares Holdings LP
2.75%, 01/15/2027
(i)
255 256
Aviation Capital Group LLC
1.95%, 01/30/2026
(i)
45 45
5.50%, 12/15/2024
(i)
175 197
Navient Corp
5.00%, 03/15/2027 255 268
6.13%, 03/25/2024 5 5
OneMain Finance Corp
7.13%, 03/15/2026 90 105
Power Finance Corp Ltd
5.25%, 08/10/2028 740 834
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(i)
270 276
3.88%, 03/01/2031
(i)
525 537
Rocket Mortgage LLC
5.25%, 01/15/2028
(i)
85 90
USAA Capital Corp
0.50%, 05/01/2024
(i)
150 150
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(i)
227 246
$ 5,194
Electric - 0.41%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
725 734
Calpine Corp
3.75%, 03/01/2031
(i)
135 132
5.13%, 03/15/2028
(i)
125 127
Edison International
5.38%, 03/15/2026
(j),(l)
350 356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
India Green Power Holdings
4.00%, 02/22/2027
(i)
300 301
NRG Energy Inc
4.45%, 06/15/2029
(i)
130 145
5.25%, 06/15/2029
(i)
60 65
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 189
4.30%, 03/15/2045 220 216
4.95%, 07/01/2050 25 26
$ 2,291

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.21%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(i)
$ 200 $ 201
5.38%, 04/10/2024 270 278
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(i)
700 700
$ 1,179
Entertainment - 0.11%
Everi Holdings Inc
5.00%, 07/15/2029
(i)
25 25
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(i)
200 201
Penn National Gaming Inc
4.13%, 07/01/2029
(i)
65 65
Scientific Games International Inc
7.00%, 05/15/2028
(i)
200 216
7.25%, 11/15/2029
(i)
75 84
$ 591
Food - 0.47%
Hormel Foods Corp
0.65%, 06/03/2024 510 511
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(i)
650 673
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.75%, 12/01/2031
(i)
80 84
Kraft Heinz Foods Co
4.88%, 10/01/2049 570 709
5.20%, 07/15/2045 175 225
MARB BondCo PLC
3.95%, 01/29/2031
(i)
230 224
Pilgrim's Pride Corp
3.50%, 03/01/2032
(i),(k)
195 199
$ 2,625
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 178
Healthcare - Services - 0.25%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(i)
50 50
Centene Corp
2.50%, 03/01/2031 345 344
2.63%, 08/01/2031 160 162
3.00%, 10/15/2030 75 78
Charles River Laboratories International Inc
3.75%, 03/15/2029
(i)
35 36
4.00%, 03/15/2031
(i)
35 37
HCA Inc
3.50%, 09/01/2030 135 145
Tenet Healthcare Corp
4.63%, 06/15/2028
(i)
5 5
6.13%, 10/01/2028
(i)
65 69
UnitedHealth Group Inc
0.55%, 05/15/2024 510 510
$ 1,436
Insurance - 0.15%
Athene Holding Ltd
3.50%, 01/15/2031 165 179
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
130 144
Metropolitan Life Global Funding I
0.55%, 06/07/2024
(i)
510 509
$ 832
Internet - 0.73%
Amazon.com Inc
0.45%, 05/12/2024 505 505
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Expedia Group Inc
2.95%, 03/15/2031 $ 55 $ 56
3.25%, 02/15/2030 670 695
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(i)
165 163
Netflix Inc
4.88%, 04/15/2028 25 29
4.88%, 06/15/2030
(i)
170 203
5.38%, 11/15/2029
(i)
25 31
5.88%, 11/15/2028 100 124
6.38%, 05/15/2029 120 154
Uber Technologies Inc
4.50%, 08/15/2029
(i)
435 428
6.25%, 01/15/2028
(i)
55 59
7.50%, 09/15/2027
(i)
715 779
8.00%, 11/01/2026
(i)
40 43
United Group BV
4.00%, 11/15/2027 EUR 200 233
4.63%, 08/15/2028
(i)
500 591
$ 4,093
Investment Companies - 0.44%
Ares Capital Corp
2.88%, 06/15/2028 $ 385 393
Blackstone Secured Lending Fund
2.13%, 02/15/2027
(i)
450 445
FS KKR Capital Corp
3.40%, 01/15/2026 535 558
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 244
6.25%, 05/15/2026 250 263
Owl Rock Capital Corp
2.88%, 06/11/2028 85 85
3.40%, 07/15/2026 425 445
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 25
$ 2,458
Iron & Steel - 0.38%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 230
CSN Inova Ventures
6.75%, 01/28/2028
(i)
700 770
6.75%, 01/28/2028 200 220
CSN Islands XII Corp
7.00%, 09/23/2021
(j)
625 625
Metinvest BV
7.65%, 10/01/2027
(i)
250 278
$ 2,123
Leisure Products & Services - 0.18%
Carnival Corp
5.75%, 03/01/2027
(i)
601 615
NCL Corp Ltd
5.88%, 03/15/2026
(i)
105 105
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 40
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 34
5.50%, 04/01/2028
(i)
205 207
$ 1,001
Lodging - 0.14%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(i)
120 119
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031
(i)
30 30

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(i)
$ 105 $ 106
Hyatt Hotels Corp
5.38%, 04/23/2025 45 50
5.75%, 04/23/2030 80 96
Marriott International Inc/MD
4.63%, 06/15/2030 85 98
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(i)
80 81
Travel + Leisure Co
4.63%, 03/01/2030
(i)
95 98
6.00%, 04/01/2027 10 11
6.63%, 07/31/2026
(i)
100 114
$ 803
Machinery - Construction & Mining - 0.09%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 505 505
Machinery - Diversified - 0.04%
John Deere Capital Corp
0.45%, 06/07/2024 245 245
Media - 0.80%
AMC Networks Inc
4.25%, 02/15/2029 85 84
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
675 693
4.25%, 01/15/2034
(i)
50 50
4.50%, 05/01/2032 20 21
Cengage Learning Inc
9.50%, 06/15/2024
(i)
336 345
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061 1,020 1,118
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(i)
295 304
CSC Holdings LLC
6.50%, 02/01/2029
(i)
200 221
DISH DBS Corp
5.13%, 06/01/2029
(i)
155 154
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
320 330
8.38%, 05/01/2027 285 303
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(i)
425 440
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
200 207
Ziggo BV
4.88%, 01/15/2030
(i)
215 221
$ 4,491
Metal Fabrication & Hardware - 0.07%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
365 386
Mining - 0.33%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
405 423
7.50%, 04/01/2025
(i)
200 207
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(i)
155 167
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 147
4.25%, 03/01/2030 105 113
4.63%, 08/01/2030 35 39
5.40%, 11/14/2034 160 201
5.45%, 03/15/2043 55 70
Glencore Funding LLC
2.85%, 04/27/2031
(i)
405 414
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
4.75%, 01/30/2030
(i)
$ 70 $ 75
Volcan Cia Minera SAA
4.38%, 02/11/2026
(i)
30 29
$ 1,885
Mortgage Backed Securities - 0.74%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 72 74
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 41 42
5.50%, 08/25/2034 46 47
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 110 114
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 47 47
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 48 50
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 48 52
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 54 54
Banc of America Mortgage 2005-A Trust
2.62%, 02/25/2035
(n)
16 17
CHL Mortgage Pass-Through Trust 2004-HYB4
2.55%, 09/20/2034
(n)
21 21
CIM Trust
2.57%, 07/25/2059
(i),(n)
182 183
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(i),(n)
280 282
Connecticut Avenue Securities Trust 2020-R01
2.13%, 01/25/2040
(i)
105 105
1.00 x 1 Month USD LIBOR + 2.05%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 28 30
CSMC 2019-RP10 Trust
3.01%, 12/26/2059
(i),(n)
260 262
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(i),(n)
177 180
DSLA Mortgage Loan Trust 2005-AR5
0.75%, 09/19/2045 109 82
1.00 x 1 Month USD LIBOR + 0.66%
Fannie Mae Connecticut Avenue Securities
2.28%, 01/25/2030 28 29
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.88%, 07/25/2030 21 21
1.00 x 1 Month USD LIBOR + 1.80%
GCAT 2020-4 LLC
2.61%, 12/25/2025
(i),(n)
377 379
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 36 36
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.30%, 09/25/2034 92 88
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.98%, 08/25/2035
(n)
421 386
Lehman XS Trust Series 2006-2N
0.60%, 02/25/2046 71 66
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 29 30
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 28 28
6.00%, 06/25/2034 28 29
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 140 144

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.09%, 05/25/2036
(n)
$ 7 $ 7
PRPM 2020-5 LLC
3.10%, 11/25/2025
(i),(n)
519 523
PRPM 2021-2 LLC
2.12%, 03/25/2026
(i),(n)
101 101
PRPM 2021-3 LLC
1.87%, 04/25/2026
(i),(n)
197 198
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025
(i),(n)
109 110
Structured Adjustable Rate Mortgage Loan Trust
0.39%, 07/25/2035 470 342
1.00 x 1 Month USD LIBOR + 0.31%
$ 4,159
Oil & Gas - 2.24%
Aker BP ASA
3.75%, 01/15/2030
(i)
505 546
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(e),(g)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(g)
257 —
Bonanza Creek Energy Inc
7.50%, 04/30/2026 244 244
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
Continental Resources Inc/OK
5.75%, 01/15/2031
(i)
190 232
Ecopetrol SA
6.88%, 04/29/2030 450 542
Energean Israel Finance Ltd
4.50%, 03/30/2024
(i)
875 890
4.88%, 03/30/2026
(i)
375 384
5.38%, 03/30/2028
(i)
380 388
5.88%, 03/30/2031
(i)
130 133
EQT Corp
3.13%, 05/15/2026
(i)
15 15
3.63%, 05/15/2031
(i)
30 32
5.00%, 01/15/2029 15 17
Hess Corp
5.60%, 02/15/2041 155 193
Kosmos Energy Ltd
7.13%, 04/04/2026 600 572
7.50%, 03/01/2028
(i)
350 332
7.50%, 03/01/2028 300 284
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
350 365
6.13%, 06/30/2025
(i)
660 719
6.50%, 06/30/2027
(i)
755 832
Lundin Energy Finance BV
3.10%, 07/15/2031
(i)
200 203
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(i)
650 676
OGX Austria GmbH
0.00%, 06/01/2018
(e),(i)
600 —
0.00%, 04/01/2022
(e),(i)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 27
6.50%, 02/01/2038 10 14
6.63%, 08/15/2037 40 55
7.20%, 11/01/2031 5 7
7.38%, 11/01/2031 5 7
8.13%, 09/15/2030 25 34
Petroleos Mexicanos
5.35%, 02/12/2028 700 696
5.95%, 01/28/2031 255 250
6.63%, 06/15/2035 225 218
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos   (continued)
6.84%, 01/23/2030 $ 700 $ 729
Qatar Petroleum
2.25%, 07/12/2031
(i)
650 655
3.13%, 07/12/2041
(i)
550 566
3.30%, 07/12/2051
(i)
650 671
Saudi Arabian Oil Co
3.25%, 11/24/2050
(i)
225 221
Tullow Oil PLC
10.25%, 05/15/2026
(i)
700 724
YPF SA
6.95%, 07/21/2027
(i)
135 101
$ 12,641
Other Asset Backed Securities - 3.39%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
112 116
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
723 776
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(n)
675 248
Allegro CLO VI Ltd
2.88%, 01/17/2031
(i)
250 246
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 301
6.23%, 10/17/2036
(i)
695 759
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 992
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(i)
1,045 1,133
Arbys Funding LLC
3.24%, 07/30/2050
(i)
312 327
ArrowMark Colorado Holdings
2.83%, 07/15/2029
(i)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(i)
80 80
Avery Point VII CLO Ltd
6.73%, 01/15/2028
(i)
1,400 1,392
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
2.93%, 01/15/2033
(i)
250 250
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.81%, 04/20/2032
(i)
250 250
1.00 x 3 Month USD LIBOR + 6.68%
Bayview Opportunity Master Fund V Trust
2020-RN3
3.23%, 09/25/2035
(i),(n)
1 1
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(i),(n)
182 183
Canyon Capital CLO 2019-2 Ltd
7.28%, 10/15/2032
(i)
250 250
1.00 x 3 Month USD LIBOR + 7.15%
CARLYLE US CLO 2017-4 Ltd
2.93%, 01/15/2030
(i)
280 271
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
380 379
DB Master Finance LLC
4.35%, 05/20/2049
(i)
206 226
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(i)
48 48
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(i)
161 166

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
$ 152 $ 157
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(i)
219 228
4.12%, 07/25/2047
(i)
511 551
Dryden 33 Senior Loan Fund
7.10%, 04/15/2029
(i)
700 695
1.00 x 3 Month USD LIBOR + 6.97%
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(g),(i)
1,030 13
Hardee's Funding LLC
3.98%, 12/20/2050
(i)
184 196
Hayfin Kingsland XI Ltd
7.03%, 07/20/2032
(i)
110 109
1.00 x 3 Month USD LIBOR + 6.90%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
46 48
HPEFS Equipment Trust
2.79%, 07/22/2030
(i)
500 517
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(i)
115 118
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
332 331
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(i),(n)
294 296
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(i),(n)
148 149
Madison Park Funding XXVI Ltd
3.13%, 07/29/2030
(i)
255 253
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.63%, 04/15/2029
(i)
255 253
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
5.88%, 07/17/2030
(i)
500 482
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.04%, 01/22/2030
(i)
250 250
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
6.40%, 07/02/2035
(i)
250 249
1.00 x 3 Month USD LIBOR + 6.25%
OHA Credit Funding 4 Ltd
6.28%, 10/22/2032
(i)
255 255
1.00 x 3 Month USD LIBOR + 6.10%
OHA Loan Funding 2013-1 Ltd
3.19%, 07/23/2031
(i)
275 277
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(i)
790 793
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(i)
620 623
OZLM XXIII Ltd
3.88%, 04/15/2034
(i)
390 390
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
2.13%, 07/20/2029
(i)
305 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.28%, 10/20/2031
(i)
480 478
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
271 280
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(i)
420 425
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(i)
$ 60 $ 62
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(i)
706 699
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(i)
240 213
VOLT XCIII LLC
1.89%, 02/27/2051
(i),(n)
241 242
VOLT XCVI LLC
2.12%, 03/27/2051
(i),(n)
152 152
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
80 87
York CLO-7 Ltd
3.94%, 01/22/2033
(i)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
$ 19,111
Pharmaceuticals - 0.35%
Astrazeneca Finance LLC
0.70%, 05/28/2024 510 511
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 243
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,235
$ 1,989
Pipelines - 0.34%
Energy Transfer LP
3.75%, 05/15/2030 65 70
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
975 970
2.16%, 03/31/2034 300 299
2.94%, 09/30/2040
(i)
205 208
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 250 246
Hess Midstream Operations LP
4.25%, 02/15/2030
(i)
50 51
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(i)
55 58
$ 1,902
Real Estate - 0.17%
China Evergrande Group
8.75%, 06/28/2025 200 72
Sunac China Holdings Ltd
6.65%, 08/03/2024 200 197
7.25%, 06/14/2022 200 202
WeWork Cos Inc
7.88%, 05/01/2025
(i)
366 361
Yuzhou Group Holdings Co Ltd
6.35%, 01/13/2027 200 150
$ 982
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
37.90%, 04/12/2025
(i)
ARS 11,045 103
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
37.99%, 05/31/2022 51,665 511
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 614
REITs - 0.08%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(i)
$ 135 136
National Health Investors Inc
3.00%, 02/01/2031 35 35

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Communications Corp
3.13%, 02/01/2029
(i)
$ 260 $ 255
$ 426
Retail - 0.20%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
50 51
4.38%, 01/15/2028
(i)
255 259
Carvana Co
5.63%, 10/01/2025
(i)
125 130
5.88%, 10/01/2028
(i)
145 151
Lithia Motors Inc
3.88%, 06/01/2029
(i)
75 79
Murphy Oil USA Inc
3.75%, 02/15/2031
(i)
40 40
Yum! Brands Inc
3.63%, 03/15/2031 230 236
4.63%, 01/31/2032 160 174
$ 1,120
Semiconductors - 0.11%
Broadcom Inc
4.30%, 11/15/2032 450 515
Microchip Technology Inc
0.98%, 09/01/2024
(i)
90 90
$ 605
Software - 0.17%
MSCI Inc
3.25%, 08/15/2033
(i)
60 62
Playtika Holding Corp
4.25%, 03/15/2029
(i)
40 40
salesforce.com Inc
0.63%, 07/15/2024 345 346
VMware Inc
1.00%, 08/15/2024 510 512
$ 960
Sovereign - 9.25%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,818
Angolan Government International Bond
9.50%, 11/12/2025 1,325 1,478
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(n)
3,100 1,210
1.13%, 07/09/2035
(n)
2,476 864
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/01/2028
(i)
CLP 325,000 432
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 2,283 447
10.00%, 01/01/2027 19,200 3,715
Colombia Government International Bond
5.63%, 02/26/2044 $ 1,100 1,228
6.13%, 01/18/2041 1,075 1,255
Colombian TES
5.75%, 11/03/2027 COP 10,300,000 2,644
7.75%, 09/18/2030 6,700,000 1,871
Egypt Government International Bond
8.50%, 01/31/2047 $ 925 971
Export-Import Bank of Korea
4.89%, 08/09/2023
(i)
INR 41,100 563
6.75%, 08/09/2022 7,100 99
Ghana Government International Bond
8.13%, 03/26/2032 $ 325 325
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 18,950,000 1,322
7.00%, 05/15/2027 10,950,000 827
9.00%, 03/15/2029 9,550,000 790
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 1,150 $ 1,384
4.88%, 01/30/2032
(i)
1,100 1,324
5.88%, 10/17/2031 200 258
Mexican Bonos
6.75%, 03/09/2023 MXN 8,884 450
8.50%, 05/31/2029 42,600 2,321
Mexico Government International Bond
3.77%, 05/24/2061 $ 405 386
4.28%, 08/14/2041 335 359
Montenegro Government International Bond
2.88%, 12/16/2027
(i)
EUR 650 735
2.88%, 12/16/2027 300 339
Nigeria Government International Bond
7.14%, 02/23/2030 $ 1,375 1,446
Oman Government International Bond
6.75%, 01/17/2048 925 945
7.00%, 01/25/2051 200 208
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 71,500 4,529
Republic of South Africa Government
International Bond
5.75%, 09/30/2049 $ 1,475 1,484
Romanian Government International Bond
2.00%, 01/28/2032 EUR 675 804
2.00%, 04/14/2033
(i)
900 1,058
2.75%, 04/14/2041
(i)
775 904
3.50%, 04/03/2034 350 470
3.62%, 05/26/2030
(i)
400 546
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 91,700 1,143
7.25%, 05/10/2034 258,000 3,576
Senegal Government International Bond
5.38%, 06/08/2037 EUR 450 544
5.38%, 06/08/2037
(i)
350 423
6.75%, 03/13/2048 $ 200 208
Ukraine Government Bond
9.84%, 02/15/2023 UAH 2,750 99
11.20%, 07/20/2022 16,200 600
14.91%, 10/12/2022 8,350 320
15.97%, 04/19/2023 4,000 157
Ukraine Government International Bond
1.26%, 05/31/2040
(n)
$ 875 996
6.88%, 05/21/2029
(i)
975 1,029
6.88%, 05/21/2029 200 211
7.25%, 03/15/2033 200 212
7.75%, 09/01/2027 450 500
Zambia Government International Bond
0.00%, 04/14/2024
(e)
425 336
$ 52,163
Student Loan Asset Backed Securities - 0.23%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(i)
140 144
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 104
SLM Private Credit Student Loan Trust 2003-A
3.58%, 06/15/2032 189 189
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
2.96%, 03/15/2033 300 300
1.00 x US 28 Day Auction Rate + 0.00%
2.96%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 105
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 107

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(i)
$ 108 $ 109
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 165
$ 1,273
Supranational Bank - 0.16%
Africa Finance Corp
2.88%, 04/28/2028
(i)
800 810
International Finance Corp
5.85%, 11/25/2022 INR 8,170 114
$ 924
Telecommunications - 0.97%
C&W Senior Financing DAC
7.50%, 10/15/2026
(i)
$ 800 834
7.50%, 10/15/2026 300 313
CommScope Inc
7.13%, 07/01/2028
(i)
455 477
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
190 187
Kenbourne Invest SA
6.88%, 11/26/2024
(i)
355 376
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 1,060 1,075
T-Mobile USA Inc
3.38%, 04/15/2029 445 470
3.50%, 04/15/2031 220 234
VEON Holdings BV
3.38%, 11/25/2027
(i)
1,300 1,323
3.38%, 11/25/2027 200 204
$ 5,493
Transportation - 0.03%
Indian Railway Finance Corp Ltd
2.80%, 02/10/2031
(i)
200 196
TOTAL BONDS $ 163,012
CONVERTIBLE BONDS - 0.79%
Principal
Amount (000's) Value (000's)
Airlines - 0.09%
JetBlue Airways Corp
0.50%, 04/01/2026
(i)
$ 60 $ 59
Southwest Airlines Co
1.25%, 05/01/2025 295 430
$ 489
Biotechnology - 0.14%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 130
1.25%, 05/15/2027 495 498
Guardant Health Inc
0.00%, 11/15/2027
(e),(i)
60 70
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(e),(i)
75 74
Livongo Health Inc
0.88%, 06/01/2025 5 7
$ 779
Entertainment - 0.02%
Penn National Gaming Inc
2.75%, 05/15/2026 30 106
Healthcare - Services - 0.06%
Teladoc Health Inc
1.25%, 06/01/2027 340 360
Internet - 0.20%
Expedia Group Inc
0.00%, 02/15/2026
(e),(i)
85 89
Palo Alto Networks Inc
0.38%, 06/01/2025 470 754
Twitter Inc
0.00%, 03/15/2026
(e),(i)
130 123
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
0.00%, 12/15/2025
(e),(i)
$ 170 $ 158
$ 1,124
Leisure Products & Services - 0.01%
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(i)
95 86
Media - 0.17%
DISH Network Corp
0.00%, 12/15/2025
(e),(i)
15 18
2.38%, 03/15/2024 140 136
3.38%, 08/15/2026 770 803
$ 957
Real Estate - 0.08%
Deutsche Wohnen SE
0.33%, 07/26/2024 EUR 300 469
Software - 0.02%
Splunk Inc
1.13%, 06/15/2027 $ 110 110
TOTAL CONVERTIBLE BONDS $ 4,480
CREDIT LINKED STRUCTURED NOTES
- 1.13%
Principal
Amount (000's) Value (000's)
Sovereign - 1.13%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(i)
CNY 40,100 $ 6,392
TOTAL CREDIT LINKED STRUCTURED NOTES $ 6,392
SENIOR FLOATING RATE INTERESTS
- 0.20%
Principal
Amount (000's) Value (000's)
Airlines - 0.02%
United Airlines Inc
4.50%, 04/14/2028
(o)
$ 95 $ 95
1 Month USD LIBOR + 3.75%
Commercial Services - 0.03%
CoreLogic Inc
4.00%, 04/14/2028
(o)
160 159
1 Month USD LIBOR + 3.50%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(g),(o),(p)
75 32
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, 09/25/2024
(e),(g),(o)
822 —
1 Month USD LIBOR + 6.50%
$ 32
Home Furnishings - 0.02%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(o)
102 102
1 Month USD LIBOR + 3.25%
Insurance - 0.01%
AmWINS Group Inc
3.00%, 02/17/2028
(o)
43 42
1 Month USD LIBOR + 2.25%
Lodging - 0.03%
Hilton Grand Vacations Borrower LLC
3.50%, 08 /02/2028
(o)
115 115
1 Month USD LIBOR + 3.00%
Motel 6 Operating LP
0.00%, 08/19/2026
(o),(q)
45 45
$ 160
Media - 0.04%
Directv Financing LLC
5.75%, 07/22/2027
(o)
100 100
1 Month USD LIBOR + 5.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo BV
3.00%, 01/17/2029
(o)
EUR 115 $ 134
3 Month Euro Interbank Offered Rate +
3.00%
$ 234
Pharmaceuticals - 0.01%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
$ 90 90
1 Month USD LIBOR + 3.50%
Software - 0.04%
Playtika Holding Corp
2.84%, 03/05/2028
(o)
214 214
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,128
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.69%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.69%
0.03%, 02/24/2022
(r)
$ 1,525 $ 1,525
0.07%, 08/11/2022
(r)
1,040 1,039
0.12%, 11/04/2021
(r),(s)
1,300 1,300
$ 3,864
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,864
TOTAL PURCHASED OPTIONS - 0.11% $ 597
Total Investments $ 538,118
Other Assets and Liabilities -  4.54% 25,584
TOTAL NET ASSETS - 100.00% $ 563,702
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $36,118 or 6.41%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $47,000 or 8.34% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $83,180 or 14.76% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,287 or 0.41% of net assets.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after August 31, 2021, at which time the interest rate will be determined.
(r) Rate shown is the discount rate of the original purchase.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.08% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 18.14%
Government 11.34%
Financial 11.06%
Consumer, Non-cyclical 10.08%
Technology 7.56%
Communications 7.55%
Industrial 7.41%
Consumer, Cyclical 7.05%
Energy 4.08%
Asset Backed Securities 4.04%
Basic Materials 3.23%
Mortgage Securities 1.48%
Utilities 1.35%
Diversified 0.85%
Investment Companies 0.13%
Purchased Options 0.11%
Investments Sold Short (12.75)%
Other Assets and Liabilities
17.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 89,036 $ 844,392 $ 840,069 $ 93,359
$ 89,036 $ 844,392 $ 840,069 $ 93,359
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 349 0.06%
WE Company Preferred D-1   0.00% 12/08/2014 45 20 0.00%
WE Company Preferred D-2   0.00% 12/08/2014 64 28 0.01%
Total $ 397 0.07%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Dell Technologies Inc N/A 29 $ 3 $ 85.00 10/18/2021 $ 3 $ 2 $ (1)
Put - Deutche Telekom AG N/A 367 EUR 37 EUR 17.40 09/20/2021 3 4 1
Put - Dupont De Nemours Inc N/A 14 $ 1 $ 67.50 09/20/2021 1 — (1)
Put - Hartford Financial N/A 37 4 $ 60.00 09/20/2021 1 — (1)
Put - Koninklijke KPN NV N/A 424 EUR 42 EUR 2.40 09/20/2021 — — —
Put - S&P 500 Index N/A 18 $ 2 $ 3,750.00 09/20/2021 175 3 (172)
Put - S&P 500 Index N/A 9 1 $ 3,875.00 12/17/2021 138 39 (99)
Put - S&P 500 Index N/A 13 1 $ 3,800.00 03/21/2022 203 109 (94)
Put - S&P 500 Index N/A 10 1 $ 4,050.00 12/20/2021 96 59 (37)
Put - S&P 500 Index N/A 21 2 $ 4,100.00 06/20/2022 399 380 (19)
Put - Vodafone Group PLC-SP
ADR
N/A 348 35 $ 15.00 09/20/2021 3 1 (2)
Total $ 1,022 $ 597 $ (425)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Apple Inc N/A 1 $ — $ 160.00 10/18/2021 $ — $ — $ —
Call - Applied Materials Inc N/A 2 — $ 145.00 10/18/2021 (1) (1) —
Call - Blackstone Group Inc/The N/A 2 — $ 125.00 10/18/2021 — (1) (1)
Call - Bristol-Myers Squibb Co N/A 2 — $ 70.00 10/18/2021 — — —
Call - Comcast Corp N/A 3 — $ 62.50 10/18/2021 — — —
Call - ConocoPhillips N/A 1 — $ 60.00 10/18/2021 — — —
Call - Dell Technologies Inc N/A 29 3 $ 95.00 10/18/2021 (15) (14) 1
Call - Deutche Telekom AG N/A 461 EUR 46 EUR 18.40 09/20/2021 (30) (7) 23
Call - Dupont De Nemours Inc N/A 14 $ 1 $ 75.00 09/20/2021 (2) (1) 1
Call - Fox Corp N/A 7 1 $ 40.00 10/18/2021 — — —
Call - Hartford Financial N/A 37 4 $ 65.00 09/20/2021 (8) (11) (3)
Call - Home Depot Inc/The N/A 1 — $ 345.00 10/18/2021 — — —
Call - Iron Mountain Inc N/A 4 — $ 47.50 10/18/2021 (1) (1) —
Call - JPMorgan Chase & Co N/A 1 — $ 165.00 10/18/2021 — — —
Call - Koninklijke KPN NV N/A 424 EUR 42 EUR 2.70 09/20/2021 (3) (3) —
Call - Morgan Stanley N/A 3 $ — $ 110.00 10/18/2021 (1) (1) —
Call - Nike Inc N/A 1 — $ 180.00 10/18/2021 — — —
Call - Nvidia Corp N/A 1 — $ 247.50 10/18/2021 — — —
Call - NXP Semiconductors NV N/A 1 — $ 230.00 10/18/2021 — — —
Call - Oracle Corp N/A 3 — $ 95.00 10/18/2021 — — —
Call - Pfizer Inc N/A 3 — $ 55.00 10/18/2021 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 150.00 10/18/2021 — — —
Call - Ross Stores Inc N/A 1 — $ 135.00 10/18/2021 — — —
Call - Social Capital Hedosophia
Holdings Corp. VI
N/A 9 1 $ 10.00 11/22/2021 — — —
Call - Texas Instruments Inc N/A 1 — $ 200.00 10/18/2021 — — —
Call - TJX Cos Inc N/A 2 — $ 80.00 10/18/2021 — — —
Call - Vodafone Group PLC-SP
ADR
N/A 348 35 $ 17.00 09/20/2021 (13) (12) 1
Put - S&P 500 Index N/A 21 2 $ 3,750.00 06/20/2022 (263) (251) 12
Put - S&P 500 Index N/A 13 1 $ 3,475.00 03/21/2022 (131) (69) 62
Put - S&P 500 Index N/A 10 1 $ 3,625.00 12/20/2021 (47) (28) 19
Put - S&P 500 Index N/A 9 1 $ 3,500.00 12/17/2021 (78) (20) 58
Total $ (593) $ (420) $ 173
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2022 Long 28 $ 6,971 $ 2
90 Day Short Sterling; December 2022 Short 366 62,579 43
Australia 10 Year Bond; September 2021 Long 122 13,013 68
Brent Crude; November 2021
(a)
Long 41 2,937 82
CAC40 Index; September 2021 Long 55 4,337 (57)
Canada 10 Year Bond; December 2021 Long 183 21,196 (6)
Cocoa; December 2021
(a)
Short 21 507 (17)
Coffee 'C'; December 2021
(a)
Long 26 1,910 102
Corn; December 2021
(a)
Long 83 2,217 (102)
Cotton No.2; December 2021
(a)
Long 20 925 36
DAX Index; September 2021 Long 29 13,525 88
DJ Euro Stoxx 50; September 2021 Long 243 11,998 137
DJ Euro Stoxx 50; September 2021 Short 138 6,813 (75)
Dollar Index; September 2021 Long 18 1,667 (6)
E-Mini DJIA Index; September 2021 Long 45 7,952 176
Euribor; December 2022 Long 244 72,368 9
Euro Bond 10 Year Bond; September 2021 Short 12 2,486 (54)
Euro Bond 10 Year Bond; September 2021 Long 64 13,258 9
Euro Schatz; September 2021 Long 162 21,477 (3)
Euro-Bobl 5 Year; September 2021 Long 179 28,526 (70)
FTSE100 Index; September 2021 Long 126 12,293 55
FTSE100 Index; September 2021 Short 30 2,927 (8)
Gasoline RBOB; October 2021
(a)
Long 21 1,889 57
Gold 100 oz; December 2021
(a)
Short 23 4,182 (65)
Hang Seng Index; September 2021 Short 3 497 (9)
Japan 10 Year Bond TSE; September 2021 Long 10 13,831 (10)
Japan Topix Index; September 2021 Long 10 1,786 8
KC HRW Wheat; December 2021
(a)
Long 37 1,317 (23)
LME Copper; December 2021
(a)
Long 9 2,142 21
LME Copper; September 2021
(a)
Short — — (83)
LME PRI Alum; December 2021
(a)
Long 38 2,581 99
LME PRI Alum; September 2021
(a)
Short — — 30
LME Zinc; December 2021
(a)
Long 22 1,653 2
LME Zinc; September 2021
(a)
Short — — 24
Low Sulphur Gasoline; October 2021
(a)
Long 38 2,287 106
Mini Japan 10 Year Bond; September 2021 Long 16 2,213 (2)
Nasdaq 100 E-Mini; September 2021 Long 40 12,466 566
Natural Gas; October 2021
(a)
Long 73 3,195 280
Nikkei 225 OSE; September 2021 Short 21 5,379 (96)
NY Harb ULSD; October 2021
(a)
Long 25 2,237 65
Russell 2000 Emini; September 2021 Short 123 13,968 180
Russell 2000 Emini; September 2021 Long 19 2,158 36
S&P 500 Emini; September 2021 Long 55 12,431 237
S&P 500 Emini; September 2021 Short 5 1,130 (34)
S&P Mid 400 Emini; September 2021 Short 1 275 (3)
S&P/TSX 60 Index; September 2021 Short 3 585 (15)
Silver; December 2021
(a)
Short 23 2,761 (27)
Soybean Meal; December 2021
(a)
Short 29 1,002 80
Soybean Oil; December 2021
(a)
Long 26 917 (35)
Soybean; November 2021
(a)
Long 37 2,391 (129)
Sugar #11; October 2021
(a)
Long 61 1,355 126
UK 10 Year Gilt; December 2021 Long 122 21,510 (114)
US 10 Year Note; December 2021 Short 83 11,077 (42)
US 10 Year Note; December 2021 Long 212 28,292 91
US 10 Year Ultra Note; December 2021 Short 29 4,292 (15)
US 2 Year Note; December 2021 Long 5 1,102 1
US 5 Year Note; December 2021 Long 136 16,826 48
US Long Bond; December 2021 Short 20 3,259 (12)
US Long Bond; December 2021 Long 116 18,904 60
US Long Bond; December 2021 Short 36 5,867 (10)
US Ultra Bond; December 2021 Short 26 5,129 (35)
Wheat; December 2021
(a)
Long 51 1,842 3
WTI Crude; October 2021
(a)
Long 46 3,151 15
Total $ 1,785
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/17/2021 AUD 1,004 $ 746 $ 4 $ (15)
Bank of America NA 09/17/2021 GBP 9,111 $ 12,856 — (331)
Bank of America NA 09/17/2021 CAD 13,425 $ 11,051 — (411)
Bank of America NA 09/17/2021 EUR 4,432 $ 5,409 — (177)
Bank of America NA 09/17/2021 JPY 1,307,995 $ 11,878 34 (19)
Bank of America NA 09/17/2021 MXN 103,156 $ 5,155 3 (34)
Bank of America NA 09/17/2021 NZD 9,693 $ 6,813 43 (25)
Bank of America NA 09/17/2021 CHF 1,978 $ 2,193 1 (33)
Bank of America NA 09/17/2021 $ 572 MXN 11,636 — (7)
Bank of America NA 09/17/2021 $ 8,833 CHF 8,126 — (46)
Bank of America NA 09/17/2021 $ 42,329 JPY 4,642,048 146 (19)
Bank of America NA 09/17/2021 $ 20,084 CAD 25,169 194 (62)
Bank of America NA 09/17/2021 $ 12,100 NZD 17,473 17 (226)
Bank of America NA 09/17/2021 $ 21,308 GBP 15,461 99 (46)
Bank of America NA 09/17/2021 $ 33,570 EUR 28,412 91 (76)
Bank of America NA 09/17/2021 $ 16,320 AUD 22,086 209 (45)
Barclays Bank PLC 10/26/2021 $ 136 EUR 115 — —
BNP Paribas 09/15/2021 $ 490 CAD 591 21 —
BNP Paribas 09/15/2021 $ 3,299 GBP 2,334 92 —
BNP Paribas 09/22/2021 $ 368 EUR 314 — (3)
Citigroup Inc 09/15/2021 $ 4,925 EUR 4,043 152 —
Citigroup Inc 09/30/2021 CZK 63,100 $ 2,904 29 —
Citigroup Inc 09/30/2021 HUF 589,000 $ 1,985 10 —
Citigroup Inc 09/30/2021 PLN 5,675 $ 1,456 26 —
Citigroup Inc 09/30/2021 $ 554 CNY 3,600 — (2)
Citigroup Inc 09/30/2021 $ 2,881 EUR 2,450 — (13)
HSBC Securities Inc 09/22/2021 $ 245 GBP 178 — —
HSBC Securities Inc 09/28/2021 $ 9,409 EUR 8,005 — (47)
HSBC Securities Inc 09/30/2021 INR 146,000 $ 1,961 34 —
HSBC Securities Inc 09/30/2021 RUB 144,200 $ 1,951 9 —
HSBC Securities Inc 09/30/2021 KRW 4,487,000 $ 3,842 29 —
HSBC Securities Inc 09/30/2021 $ 2,668 COP 10,300,000 — (63)
HSBC Securities Inc 09/30/2021 $ 4,272 RUB 317,300 — (43)
HSBC Securities Inc 09/30/2021 $ 475 CLP 372,000 — (5)
JPMorgan Chase 09/03/2021 CNY 3,435 $ 530 2 —
JPMorgan Chase 09/20/2021 $ 608 EUR 518 — (3)
JPMorgan Chase 09/28/2021 $ 1,353 EUR 1,155 — (12)
JPMorgan Chase 09/29/2021 $ 134 EUR 114 — (1)
JPMorgan Chase 09/30/2021 PLN 5,700 $ 1,487 2 —
JPMorgan Chase 09/30/2021 $ 4,262 ZAR 64,100 — (136)
JPMorgan Chase 09/30/2021 $ 2,328 MXN 47,400 — (23)
JPMorgan Chase 09/30/2021 $ 2,144 BRL 11,500 — (71)
JPMorgan Chase 09/30/2021 $ 7,765 CNY 50,450 — (31)
JPMorgan Chase 10/28/2021 $ 10 HKD 76 — —
JPMorgan Chase 11/26/2021 $ 517 EUR 441 — (5)
JPMorgan Chase 12/13/2021 $ 123 GBP 90 — (1)
JPMorgan Chase 12/15/2021 $ 745 EUR 636 — (8)
JPMorgan Chase 12/30/2021 $ 130 AUD 178 — (1)
JPMorgan Chase 04/20/2022 $ 244 GBP 178 — —
Merrill Lynch 09/02/2021 BRL 1,191 $ 226 4 —
Merrill Lynch 09/02/2021 $ 222 BRL 1,191 — (8)
Merrill Lynch 10/26/2021 $ 225 EUR 190 — —
Merrill Lynch 12/02/2021 $ 223 BRL 1,191 — (4)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
State Street Financial Global Markets 09/15/2021 $ 488 CAD 589 $ 21 $ —
Total $ 1,272 $ (2,052)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.36 N/A (5.00)% Quarterly 06/20/2026 $ 4,850 $ (470) $ (3) $ (473)
ITRAXX.35 N/A (5.00)% Quarterly 06/20/2026 EUR 2,450 (336) (17) (353)
Total $ (806) $ (20) $ (826)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 7,200 $ 61 $ — $ 61
6 Month Warsaw Interbank Offered Rate Pay 1.40% Semiannual Annual N/A 02/09/2031 3,700 (9) (22) (31)
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 16,400 (53) 7 (46)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 4,500 (13) 51 38
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 1,000 (4) 1 (3)
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 4,000 18 (7) 11
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 4,000 22 (11) 11
Total $ 22 $ 19 $ 41
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
JPMorgan Chase Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 08/31/2022-
10/04/2022
$ 4,448 $ — $ — $ (11)
Morgan Stanley & Co
(a)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 97,007 — — (607)
Total $ 101,455 $ — $ — $ (618)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Walmart Inc
6,236
$ 924
0.95%
DuPont de Nemours Inc
12,217
904
0.93%
Pool Corp
(1,697)
(839)
(0.86)%
Intel Corp
14,883
805
0.83%
Perrigo Co PLC
(18,928)
(775)
(0.80)%
Equinix Inc
(910)
(768)
(0.79)%
CH Robinson Worldwide Inc
(8,459)
(762)
(0.79)%
Teledyne Technologies Inc
(1,628)
(754)
(0.78)%
Hormel Foods Corp
(15,827)
(721)
(0.74)%
Jack Henry & Associates Inc
(3,901)
(688)
(0.71)%
JPMorgan Chase & Co
4,256
681
0.70%
Pioneer Natural Resources Co
(4,530)
(678)
(0.70)%
Viatris Inc
(46,118)
(675)
(0.70)%
Dominion Energy Inc
8,617
671
0.69%
Organon & Co
19,223
651
0.67%
Catalent Inc
(4,947)
(645)
(0.67)%
Marathon Oil Corp
54,570
641
0.66%
Nielsen Holdings PLC
28,787
618
0.64%
CarMax Inc
(4,865)
(609)
(0.63)%
Clorox Co/The
(3,552)
(597)
(0.62)%
Procter & Gamble Co/The
4,188
596
0.62%
McCormick & Co Inc/MD
(6,875)
(593)
(0.61)%
EOG Resources Inc
8,771
592
0.61%
Henry Schein Inc
(7,825)
(591)
(0.61)%
Merck & Co Inc
7,750
591
0.61%
Leggett & Platt Inc
(12,194)
(590)
(0.61)%
ConocoPhillips
(10,250)
(569)
(0.59)%
Diamondback Energy Inc
(7,363)
(568)
(0.58)%
State Street Corp
(6,096)
(566)
(0.58)%
Corning Inc
13,798
552
0.57%
Hess Corp
7,959
547
0.56%
Rollins Inc
(13,903)
(541)
(0.56)%
Western Union Co/The
24,880
538
0.56%
Devon Energy Corp
(17,987)
(532)
(0.55)%
Exelon Corp
10,788
529
0.55%
McDonald's Corp
2,223
528
0.55%
IDEX Corp
(2,326)
(521)
(0.54)%
ABIOMED Inc
(1,427)
(519)
(0.54)%
Constellation Brands Inc
2,438
515
0.53%
Lamb Weston Holdings Inc
(7,885)
(514)
(0.53)%
Franklin Resources Inc
15,726
510
0.53%
Enphase Energy Inc
(2,926)
(508)
(0.52)%
Lockheed Martin Corp
1,411
508
0.52%
TransDigm Group Inc
(834)
(507)
(0.52)%
Northern Trust Corp
(4,242)
(503)
(0.52)%
Phillips 66
(6,980)
(496)
(0.51)%
Colgate-Palmolive Co
6,338
494
0.51%
Boeing Co/The
(2,243)
(492)
(0.51)%
Digital Realty Trust Inc
(2,997)
(491)
(0.51)%
Etsy Inc
(2,237)
(484)
(0.50)%
(a) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
36,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 $ 2,147 $ — $ 129 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/19/2021
5,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/20/2021 301 — 13 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
4,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 804 — — (3)
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 155 — 5 —
JPMorgan Chase Ghana Treasury Note,
17.60%, 02/20/2023
3,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 504 — 21 —
Total $ — $ 168 $ (3)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (12.67)% Shares Value (000's)
Advertising - (0.06)%
Hakuhodo DY Holdings Inc 23,100 $ 364
Aerospace & Defense - (0.10)%
Dassault Aviation SA 174 196
General Dynamics Corp 833 167
Safran SA 597 75
TransDigm Group Inc 301 183
$ 621
Agriculture - (0.11)%
Archer-Daniels-Midland Co 10,757 645
Airlines - (0.23)%
Air Canada 5,800 113
ANA Holdings Inc 9,400 223
Delta Air Lines Inc 4,777 193
Japan Airlines Co Ltd 21,600 460
Southwest Airlines Co 6,208 309
$ 1,298
Automobile Manufacturers - (0.09)%
General Motors Co 3,474 170
Stellantis NV 17,648 353
$ 523
Automobile Parts & Equipment - (0.36)%
Aptiv PLC 991 151
BorgWarner Inc 3,572 152
Continental AG 2,455 330
Denso Corp 4,400 308
Koito Manufacturing Co Ltd 6,300 385
Lear Corp 1,817 291
Stanley Electric Co Ltd 3,500 87
Toyota Industries Corp 3,500 295
$ 1,999
Banks - (0.18)%
Credit Suisse Group AG 38,585 409
FinecoBank Banca Fineco SpA 22,137 408
SVB Financial Group 433 242
$ 1,059
Beverages - (0.25)%
Boston Beer Co Inc/The 205 117
Constellation Brands Inc 2,004 423
Keurig Dr Pepper Inc 9,230 329
Molson Coors Beverage Co 3,159 150
Monster Beverage Corp 1,868 182
Remy Cointreau SA 913 180
$ 1,381
Biotechnology - (0.24)%
Alnylam Pharmaceuticals Inc 735 148
Argenx SE 652 218
Biogen Inc 387 131
BioMarin Pharmaceutical Inc 4,912 414
Corteva Inc 8,145 358
Horizon Therapeutics Plc 1,016 110
$ 1,379
Building Materials - (0.19)%
Carrier Global Corp 4,488 259
CRH PLC 4,727 250
Investment AB Latour 10,394 362
ROCKWOOL International A/S 446 236
$ 1,107
Chemicals - (0.64)%
Air Products and Chemicals Inc 1,407 379
Akzo Nobel NV 2,968 366
Albemarle Corp 1,477 350
DuPont de Nemours Inc 3,702 274
Ecolab Inc 1,358 306
International Flavors & Fragrances Inc 4,284 649
LANXESS AG 1,916 140
Mosaic Co/The 5,100 164
Nippon Sanso Holdings Corp 12,700 308
RPM International Inc 3,529 290
COMMON STOCKS (continued) Shares Value (000’s)
Chemicals (continued)
Umicore SA 5,199 $ 342
$ 3,568
Commercial Services - (0.57)%
Afterpay Ltd 2,415 235
Amadeus IT Group SA 1,799 110
Ashtead Group PLC 2,844 222
Atlantia SpA 7,235 136
GMO Payment Gateway Inc 1,400 184
IHS Markit Ltd 773 93
S&P Global Inc 3,837 1,703
Transurban Group 31,280 324
United Rentals Inc 365 129
Worldline SA/France 1,003 89
$ 3,225
Computers - (0.10)%
Atos SE 2,244 117
Fujitsu Ltd 1,000 184
NEC Corp 3,250 171
Obic Co Ltd 600 114
$ 586
Consumer Products - (0.04)%
Kimberly-Clark Corp 1,598 220
Cosmetics & Personal Care - (0.20)%
Essity AB 11,004 353
Procter & Gamble Co/The 3,574 509
Shiseido Co Ltd 3,900 258
$ 1,120
Distribution & Wholesale - (0.04)%
Copart Inc 1,622 234
Diversified Financial Services - (0.45)%
Apollo Global Management Inc 13,586 812
Hong Kong Exchanges & Clearing Ltd 6,000 379
Intercontinental Exchange Inc 2,803 335
Japan Exchange Group Inc 6,700 160
Magellan Financial Group Ltd 4,337 137
SBI Holdings Inc/Japan 4,700 114
St James's Place PLC 18,900 419
Tokyo Century Corp 4,400 252
$ 2,608
Electric - (0.29)%
Ameren Corp 2,570 225
Consolidated Edison Inc 2,983 225
EDP - Energias de Portugal SA 33,655 185
Emera Inc 6,100 288
NextEra Energy Inc 3,555 299
PPL Corp 6,458 190
Xcel Energy Inc 3,962 272
$ 1,684
Electrical Components & Equipment - (0.07)%
Generac Holdings Inc 302 132
Prysmian SpA 7,725 291
$ 423
Electronics - (0.32)%
Ibiden Co Ltd 2,100 113
II-VI Inc 3,693 233
Keysight Technologies Inc 1,813 325
TDK Corp 4,800 503
Trimble Inc 5,068 477
Yokogawa Electric Corp 9,600 150
$ 1,801
Energy - Alternate Sources - (0.09)%
Siemens Gamesa Renewable Energy SA 16,721 496
Engineering & Construction - (0.17)%
ACS Actividades de Construccion y Servicios SA 8,668 234
Auckland International Airport Ltd 93,747 476
Ferrovial SA 3,684 107
Shimizu Corp 20,300 146
$ 963

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment - (0.43)%
Entain PLC 15,177 $ 403
Flutter Entertainment PLC 492 96
Live Nation Entertainment Inc 1,124 97
Oriental Land Co Ltd/Japan 6,950 1,051
Toho Co Ltd/Tokyo 9,500 412
Vail Resorts Inc 1,125 343
$ 2,402
Food - (0.28)%
Barry Callebaut AG 91 232
Campbell Soup Co 4,390 183
Kerry Group PLC 1,536 225
Kobe Bussan Co Ltd 5,000 194
Kraft Heinz Co/The 8,466 305
Kroger Co/The 8,072 372
Seven & i Holdings Co Ltd 2,600 113
$ 1,624
Forest Products & Paper - (0.04)%
Oji Holdings Corp 22,100 116
Stora Enso Oyj 5,989 117
$ 233
Gas - (0.08)%
Atmos Energy Corp 1,972 192
Toho Gas Co Ltd 5,700 266
$ 458
Healthcare - Products - (0.20)%
10X Genomics Inc 887 156
ABIOMED Inc 847 308
Ambu A/S 5,348 169
Asahi Intecc Co Ltd 5,300 160
Carl Zeiss Meditec AG 986 218
Novocure Ltd 719 96
$ 1,107
Healthcare - Services - (0.23)%
Catalent Inc 2,925 382
DaVita Inc 972 127
Fresenius Medical Care AG & Co KGaA 5,808 447
Ryman Healthcare Ltd 31,615 345
$ 1,301
Holding Companies - Diversified - (0.03)%
Jardine Matheson Holdings Ltd 3,300 179
Home Builders - (0.03)%
Iida Group Holdings Co Ltd 7,200 183
Home Furnishings - (0.05)%
Electrolux AB 3,756 95
Whirlpool Corp 849 188
$ 283
Insurance - (0.85)%
Aflac Inc 7,408 420
Ageas SA/NV 5,320 266
American Financial Group Inc/OH 2,436 336
Aon PLC 4,289 1,230
Assurant Inc 2,643 450
Equitable Holdings Inc 7,073 219
Erie Indemnity Co 679 120
Intact Financial Corp 2,100 286
Japan Post Insurance Co Ltd 13,000 236
Loews Corp 11,139 622
Progressive Corp/The 4,773 460
Prudential Financial Inc 1,401 148
$ 4,793
Internet - (0.46)%
Adevinta ASA - B Shares 11,912 240
Expedia Group Inc 1,991 288
F5 Networks Inc 1,762 359
IAC/InterActiveCorp 8,025 1,060
NortonLifeLock Inc 392 10
Rakuten Group Inc 25,900 271
Twitter Inc 2,321 150
COMMON STOCKS (continued) Shares Value (000’s)
Internet (continued)
United Internet AG 5,660 $ 245
$ 2,623
Investment Companies - (0.19)%
EXOR NV 5,095 425
Industrivarden AB - C Shares 5,612 196
Kinnevik AB - B Shares 2,839 111
Washington H Soul Pattinson & Co Ltd 13,585 354
$ 1,086
Iron & Steel - (0.09)%
BlueScope Steel Ltd 5,302 97
Hitachi Metals Ltd 11,400 220
Steel Dynamics Inc 2,695 182
$ 499
Leisure Products & Services - (0.06)%
Carnival Corp 13,694 331
Lodging - (0.37)%
City Developments Ltd 58,600 297
Crown Resorts Ltd 37,690 256
Galaxy Entertainment Group Ltd 85,000 545
InterContinental Hotels Group PLC 2,233 143
Las Vegas Sands Corp 7,501 335
MGM Resorts International 5,624 240
Whitbread PLC 3,099 137
Wynn Resorts Ltd 1,193 121
$ 2,074
Machinery - Construction & Mining - (0.12)%
Hitachi Construction Machinery Co Ltd 9,100 261
Komatsu Ltd 11,500 280
Siemens Energy AG 3,611 105
$ 646
Machinery - Diversified - (0.33)%
Daifuku Co Ltd 2,300 203
Harmonic Drive Systems Inc 3,400 188
Hexagon AB 22,334 387
Ingersoll Rand Inc 12,465 661
KION Group AG 3,858 413
$ 1,852
Media - (0.31)%
Bollore SA 43,495 258
Informa PLC 32,159 235
Liberty Broadband Corp - C Shares 3,593 687
Pearson PLC 29,661 313
Thomson Reuters Corp 2,100 245
$ 1,738
Metal Fabrication & Hardware - (0.04)%
SKF AB 8,828 225
Mining - (0.31)%
Anglo American PLC 3,625 153
BHP Group Ltd ADR 3,719 246
Cameco Corp 18,600 344
Freeport-McMoRan Inc 6,942 253
Ivanhoe Mines Ltd 17,300 140
Northern Star Resources Ltd 42,752 304
Pan American Silver Corp 5,700 148
Teck Resources Ltd 5,300 120
$ 1,708
Miscellaneous Manufacturers - (0.17)%
General Electric Co 3,046 321
JSR Corp 11,800 409
Orica Ltd 24,474 234
$ 964
Oil & Gas - (0.25)%
Cenovus Energy Inc 16,900 140
EOG Resources Inc 1,454 98
Imperial Oil Ltd 7,400 196
Marathon Petroleum Corp 2,986 177
Neste Oyj 3,679 224
Occidental Petroleum Corp 3,766 97
Royal Dutch Shell PLC ADR 3,237 129

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2021
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc 14,400 $ 269
$ 1,330
Pharmaceuticals - (0.25)%
Becton Dickinson and Co 403 101
Hisamitsu Pharmaceutical Co Inc 5,800 232
Kyowa Kirin Co Ltd 7,500 245
Merck KGaA 1,133 269
Neurocrine Biosciences Inc 1,315 125
Taisho Pharmaceutical Holdings Co Ltd 7,500 437
$ 1,409
Pipelines - (0.10)%
Koninklijke Vopak NV 4,403 191
TC Energy Corp 3,000 142
Williams Cos Inc/The 9,204 227
$ 560
Real Estate - (0.22)%
Deutsche Wohnen SE 4,466 277
Sumitomo Realty & Development Co Ltd 6,800 220
Vonovia SE 4,423 299
Wharf Real Estate Investment Co Ltd 86,000 426
$ 1,222
Retail - (0.28)%
CarMax Inc 2,660 333
Chipotle Mexican Grill Inc 64 122
Fast Retailing Co Ltd 500 329
McDonald's Holdings Co Japan Ltd 7,300 348
Nitori Holdings Co Ltd 600 112
Ryohin Keikaku Co Ltd 14,700 315
$ 1,559
Semiconductors - (0.62)%
Advanced Micro Devices Inc 11,857 1,313
Analog Devices Inc 5,491 895
Infineon Technologies AG 7,173 305
IPG Photonics Corp 849 145
Lasertec Corp 1,700 370
Marvell Technology Inc 5,107 312
MKS Instruments Inc 593 87
$ 3,427
Shipbuilding - (0.03)%
Wartsila OYJ Abp 13,648 194
Software - (0.73)%
Autodesk Inc 1,230 381
AVEVA Group PLC 7,357 419
BlackBerry Ltd 28,500 325
Cadence Design Systems Inc 965 158
Ceridian HCM Holding Inc 4,075 458
Citrix Systems Inc 1,265 130
Cloudflare Inc 775 94
Dassault Systemes SE 10,609 606
Koei Tecmo Holdings Co Ltd 5,620 240
Lightspeed Commerce Inc 1,200 133
Nexon Co Ltd 13,000 237
Paycom Software Inc 508 248
Splunk Inc 1,543 236
Twilio Inc 393 140
VMware Inc 694 103
Zoom Video Communications Inc 818 237
$ 4,145
Telecommunications - (0.20)%
BCE Inc 4,000 209
Corning Inc 5,053 202
Lumen Technologies Inc 14,035 173
TELUS Corp 9,300 214
T-Mobile US Inc 2,081 285
$ 1,083
Toys, Games & Hobbies - (0.02)%
Bandai Namco Holdings Inc 1,400 97
COMMON STOCKS (continued) Shares Value (000’s)
Transportation - (0.42)%
Canadian National Railway Co 2,300 $ 271
Canadian National Railway Co 1,624 191
Canadian Pacific Railway Ltd 1,700 117
Canadian Pacific Railway Ltd 2,900 199
Keio Corp 7,400 398
Keisei Electric Railway Co Ltd 6,500 200
MTR Corp Ltd 78,500 442
Nippon Express Co Ltd 1,300 88
Odakyu Electric Railway Co Ltd 15,900 370
$ 2,276
Water - (0.09)%
American Water Works Co Inc 2,821 514
TOTAL COMMON STOCKS (proceeds $66,902) $ 71,429
PREFERRED STOCKS - (0.08)% Shares Value (000's)
Automobile Manufacturers - (0.06)%
Porsche Automobil Holding SE 2.21% 3,092 $ 313
Consumer Products - (0.02)%
Henkel AG & Co KGaA 1.85% 1,453 142
TOTAL PREFERRED STOCKS (proceeds $339) $ 455
TOTAL SHORT SALES (proceeds $67,241) $ 71,884

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .52%
iShares MSCI EAFE ETF 389,900 $ 31,441
Money Market Funds - 1 .05%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,099,842 3,100
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
10,018,066 10,018
$ 13,118
TOTAL INVESTMENT COMPANIES $ 44,559
COMMON STOCKS - 96 .33 % Shares Held Value (000's)
Advertising - 0 .24%
Dentsu Group Inc 15,100 $ 561
Hakuhodo DY Holdings Inc 16,200 255
Publicis Groupe SA 15,519 1,019
WPP PLC 83,702 1,135
$ 2,970
Aerospace & Defense - 1 .07%
Airbus SE
(d)
40,975 5,605
BAE Systems PLC 224,353 1,753
Dassault Aviation SA 175 198
Elbit Systems Ltd 1,844 268
MTU Aero Engines AG 3,713 852
Rolls-Royce Holdings PLC
(d)
581,615 917
Safran SA 23,758 2,981
Thales SA 7,416 753
$ 13,327
Agriculture - 0 .78%
British American Tobacco PLC 151,521 5,684
Imperial Brands PLC 65,784 1,395
Japan Tobacco Inc 83,500 1,620
Swedish Match AB 109,824 1,015
$ 9,714
Airlines - 0 .10%
ANA Holdings Inc
(d)
11,000 261
Deutsche Lufthansa AG
(d),(e)
20,775 208
Japan Airlines Co Ltd
(d)
10,000 213
Qantas Airways Ltd
(d)
64,238 238
Singapore Airlines Ltd
(d)
93,200 349
$ 1,269
Apparel - 2 .24%
Adidas AG 13,235 4,695
Burberry Group PLC 28,142 721
Hermes International 2,202 3,241
Kering SA 5,214 4,153
LVMH Moet Hennessy Louis Vuitton SE 19,297 14,295
Puma SE 7,338 891
$ 27,996
Automobile Manufacturers - 2 .87%
Bayerische Motoren Werke AG 23,015 2,185
Daimler AG 59,491 5,018
Ferrari NV 8,763 1,901
Hino Motors Ltd 19,900 172
Honda Motor Co Ltd 113,400 3,432
Isuzu Motors Ltd 40,400 511
Mazda Motor Corp
(d)
39,500 343
Nissan Motor Co Ltd
(d)
161,400 847
Renault SA
(d)
13,362 497
Stellantis NV 141,154 2,824
Subaru Corp 42,800 792
Suzuki Motor Corp 25,700 1,111
Toyota Motor Corp 147,500 12,846
Volkswagen AG
(e)
2,257 755
Volvo AB - A Shares 13,919 323
Volvo AB - B Shares 99,371 2,250
$ 35,807
Automobile Parts & Equipment - 0 .85%
Aisin Corp 10,300 393
Bridgestone Corp 39,600 1,823
Cie Generale des Etablissements Michelin SCA 11,777 1,907
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Continental AG
(d)
7,647 $ 1,028
Denso Corp 30,200 2,114
Faurecia SE 8,157 394
Koito Manufacturing Co Ltd 7,300 446
NGK Insulators Ltd 17,800 295
Stanley Electric Co Ltd 9,100 227
Sumitomo Electric Industries Ltd 52,400 700
Toyota Industries Corp 10,200 861
Valeo 15,962 456
$ 10,644
Banks - 8 .84%
ABN AMRO Bank NV
(f)
29,403 410
Australia & New Zealand Banking Group Ltd 197,789 4,003
Banco Bilbao Vizcaya Argentaria SA 463,472 3,033
Banco Espirito Santo SA
(d),(g)
131,709 —
Banco Santander SA 1,205,313 4,444
Bank Hapoalim BM 78,961 679
Bank Leumi Le-Israel BM 100,989 834
Banque Cantonale Vaudoise 2,097 178
Barclays PLC 1,181,178 2,995
BNP Paribas SA 78,185 4,953
BOC Hong Kong Holdings Ltd 257,000 778
CaixaBank SA 308,154 957
Chiba Bank Ltd/The 36,800 230
Commerzbank AG
(d)
69,640 436
Commonwealth Bank of Australia 123,315 8,985
Concordia Financial Group Ltd 75,600 293
Credit Agricole SA 81,094 1,170
Credit Suisse Group AG 177,296 1,878
Danske Bank A/S 47,944 804
DBS Group Holdings Ltd 125,600 2,785
Deutsche Bank AG
(d)
143,658 1,776
DNB Bank ASA
(d)
64,659 1,365
Erste Group Bank AG 19,419 775
FinecoBank Banca Fineco SpA 42,394 781
Hang Seng Bank Ltd 53,200 951
HSBC Holdings PLC 1,419,771 7,498
ING Groep NV 271,362 3,743
Intesa Sanpaolo SpA 1,147,986 3,249
Israel Discount Bank Ltd
(d)
80,909 418
Japan Post Bank Co Ltd 28,100 246
KBC Group NV 17,379 1,461
Lloyds Banking Group PLC 4,932,446 2,953
Macquarie Group Ltd 23,893 2,900
Mediobanca Banca di Credito Finanziario SpA 43,172 509
Mitsubishi UFJ Financial Group Inc 849,800 4,611
Mizrahi Tefahot Bank Ltd 9,758 325
Mizuho Financial Group Inc 167,780 2,351
National Australia Bank Ltd 229,286 4,623
Natwest Group PLC 402,336 1,175
Nordea Bank Abp
(d)
225,204 2,645
Oversea-Chinese Banking Corp Ltd 233,700 1,978
Raiffeisen Bank International AG 10,289 247
Resona Holdings Inc 148,500 574
Shizuoka Bank Ltd/The 30,900 242
Skandinaviska Enskilda Banken AB 113,126 1,517
Societe Generale SA 56,351 1,774
Standard Chartered PLC 184,279 1,149
Sumitomo Mitsui Financial Group Inc 90,800 3,134
Sumitomo Mitsui Trust Holdings Inc 23,544 769
Svenska Handelsbanken AB 101,384 1,139
Swedbank AB 62,948 1,213
UBS Group AG 254,824 4,251
UniCredit SpA 148,146 1,847
United Overseas Bank Ltd 82,000 1,552
Westpac Banking Corp 254,997 4,797
$ 110,383

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .99%
Anheuser-Busch InBev SA/NV 52,963 $ 3,248
Asahi Group Holdings Ltd 31,800 1,478
Budweiser Brewing Co APAC Ltd
(f)
119,800 299
Carlsberg AS 6,980 1,219
Coca-Cola Europacific Partners PLC 14,226 822
Coca-Cola HBC AG
(d)
13,954 505
Davide Campari-Milano NV 36,335 503
Diageo PLC 162,553 7,815
Endeavour Group Ltd/Australia
(d)
93,228 498
Heineken Holding NV 8,009 743
Heineken NV
(e)
18,018 1,973
Ito En Ltd 3,700 234
JDE Peet's NV 5,228 180
Kirin Holdings Co Ltd 57,200 1,036
Pernod Ricard SA 14,563 3,066
Remy Cointreau SA 1,581 311
Suntory Beverage & Food Ltd 9,700 389
Treasury Wine Estates Ltd 50,176 462
$ 24,781
Biotechnology - 0 .83%
Argenx SE
(d)
3,188 1,064
CSL Ltd 31,636 7,195
Genmab A/S
(d)
4,563 2,162
$ 10,421
Building Materials - 2 .04%
AGC Inc 13,500 652
Cie de Saint-Gobain 35,176 2,550
CRH PLC 54,479 2,886
Daikin Industries Ltd 17,300 4,317
Geberit AG 2,576 2,151
HeidelbergCement AG 10,344 897
Holcim Ltd
(d)
36,392 2,074
Investment AB Latour 10,291 359
James Hardie Industries PLC 30,883 1,190
Kingspan Group PLC 10,726 1,221
Lixil Corp 18,500 538
Nibe Industrier AB 99,143 1,382
Rinnai Corp 2,500 269
ROCKWOOL International A/S 583 309
Sika AG 9,856 3,551
TOTO Ltd 9,900 539
Xinyi Glass Holdings Ltd 125,000 525
$ 25,410
Chemicals - 3 .23%
Air Liquide SA 32,930 5,902
Akzo Nobel NV 13,248 1,633
Arkema SA 4,268 567
Asahi Kasei Corp 87,300 900
BASF SE 63,843 4,939
Brenntag SE 10,740 1,084
Chr Hansen Holding A/S 7,333 676
Clariant AG
(d)
14,998 316
Covestro AG
(f)
13,430 870
Croda International PLC 9,698 1,221
EMS-Chemie Holding AG 488 529
Evonik Industries AG 14,576 492
Givaudan SA 642 3,221
ICL Group Ltd 49,053 347
Johnson Matthey PLC 13,454 544
Kansai Paint Co Ltd 12,300 319
Koninklijke DSM NV 12,148 2,586
LANXESS AG 5,775 421
Mitsubishi Chemical Holdings Corp 89,000 781
Mitsubishi Gas Chemical Co Inc 11,000 207
Mitsui Chemicals Inc 12,800 442
Nippon Paint Holdings Co Ltd
(e)
49,500 615
Nippon Sanso Holdings Corp 10,500 255
Nissan Chemical Corp 8,600 482
Nitto Denko Corp 9,900 751
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Novozymes A/S 14,280 $ 1,154
Shin-Etsu Chemical Co Ltd 24,700 4,080
Solvay SA 5,152 674
Sumitomo Chemical Co Ltd 103,600 525
Symrise AG 8,944 1,273
Toray Industries Inc 96,500 651
Tosoh Corp 18,000 327
Umicore SA 13,703 902
Yara International ASA 12,115 608
$ 40,294
Commercial Services - 3 .04%
Adecco Group AG 10,772 599
Adyen NV
(d),(f)
1,374 4,441
Afterpay Ltd
(d)
15,091 1,468
Amadeus IT Group SA
(d)
31,315 1,913
Ashtead Group PLC 31,198 2,439
Atlantia SpA
(d)
34,440 645
Brambles Ltd 100,452 888
Bureau Veritas SA 20,439 679
Dai Nippon Printing Co Ltd 15,500 368
Edenred 17,141 972
Experian PLC 64,172 2,831
GMO Payment Gateway Inc 2,800 367
Intertek Group PLC 11,219 813
Nexi SpA
(d),(f)
30,546 637
Nihon M&A Center Inc 21,100 629
Persol Holdings Co Ltd 12,200 285
Randstad NV 8,313 612
Recruit Holdings Co Ltd 94,400 5,559
RELX PLC 134,371 4,033
Rentokil Initial PLC 129,238 1,032
Secom Co Ltd 14,600 1,107
Securitas AB 21,766 362
SGS SA 421 1,323
Sohgo Security Services Co Ltd 4,900 222
TOPPAN INC 18,100 311
Transurban Group 190,321 1,970
Worldline SA/France
(d),(f)
16,516 1,471
$ 37,976
Computers - 1 .20%
Atos SE 6,882 358
Bechtle AG 5,693 412
Capgemini SE 11,146 2,506
Check Point Software Technologies Ltd
(d)
7,628 958
Computershare Ltd 37,749 454
CyberArk Software Ltd
(d)
2,763 464
Fujitsu Ltd 13,700 2,522
Itochu Techno-Solutions Corp 6,700 207
Logitech International SA 12,033 1,232
NEC Corp 17,100 897
Nomura Research Institute Ltd 23,343 875
NTT Data Corp 43,800 788
Obic Co Ltd 4,900 930
Otsuka Corp 7,800 404
SCSK Corp 3,600 227
Teleperformance 4,084 1,807
$ 15,041
Consumer Products - 0 .36%
Henkel AG & Co KGaA 7,224 650
Reckitt Benckiser Group PLC 49,585 3,785
$ 4,435
Cosmetics & Personal Care - 2 .13%
Beiersdorf AG 7,007 850
Essity AB 42,302 1,358
Kao Corp 33,500 2,024
Kose Corp 2,300 278
Lion Corp 15,600 265
L'Oreal SA 17,538 8,228
Pigeon Corp 8,100 235

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Pola Orbis Holdings Inc 6,300 $ 137
Shiseido Co Ltd 27,800 1,842
Unicharm Corp 28,100 1,253
Unilever PLC 182,108 10,140
$ 26,610
Distribution & Wholesale - 1 .06%
Bunzl PLC 23,427 849
Ferguson PLC 15,523 2,244
ITOCHU Corp 82,700 2,488
Marubeni Corp 108,800 866
Mitsubishi Corp 87,800 2,642
Mitsui & Co Ltd 105,600 2,329
Sumitomo Corp 78,300 1,103
Toyota Tsusho Corp 14,800 654
$ 13,175
Diversified Financial Services - 1 .66%
Abrdn Plc 151,579 554
Acom Co Ltd 27,600 107
Amundi SA
(f)
4,226 400
ASX Ltd 13,458 861
Daiwa Securities Group Inc 100,500 568
Deutsche Boerse AG 13,208 2,278
Futu Holdings Ltd ADR
(d),(e)
3,538 337
Hargreaves Lansdown PLC 24,728 514
Hong Kong Exchanges & Clearing Ltd 83,800 5,294
Japan Exchange Group Inc 35,500 845
Julius Baer Group Ltd 15,557 1,062
London Stock Exchange Group PLC 22,863 2,504
Magellan Financial Group Ltd 9,582 302
Mitsubishi HC Capital Inc 45,900 246
Nomura Holdings Inc 213,600 1,031
ORIX Corp 85,000 1,586
SBI Holdings Inc/Japan 16,890 409
Schroders PLC 8,642 449
Singapore Exchange Ltd 55,800 410
St James's Place PLC 37,478 830
Tokyo Century Corp 2,600 149
$ 20,736
Electric - 2 .68%
AGL Energy Ltd 43,307 204
AusNet Services Ltd 132,109 187
Chubu Electric Power Co Inc 44,700 540
CLP Holdings Ltd 113,500 1,135
E.ON SE 156,055 2,059
EDP - Energias de Portugal SA 192,954 1,059
EDP Renovaveis SA 20,031 532
Electricite de France SA 32,322 438
Elia Group SA/NV 2,148 270
Endesa SA 22,079 531
Enel SpA 565,332 5,150
Engie SA 126,955 1,819
Fortum Oyj 30,873 938
HK Electric Investments & HK Electric
Investments Ltd
184,000 183
Iberdrola SA 411,540 5,100
Kansai Electric Power Co Inc/The 49,000 492
Mercury NZ Ltd 47,346 222
Meridian Energy Ltd 89,044 329
National Grid PLC 247,114 3,196
Origin Energy Ltd 122,419 396
Orsted AS
(f)
13,150 2,091
Power Assets Holdings Ltd 96,000 602
Red Electrica Corp SA 30,088 600
RWE AG 44,654 1,744
SSE PLC 72,505 1,629
Terna - Rete Elettrica Nazionale 97,798 774
Tohoku Electric Power Co Inc 29,700 227
Tokyo Electric Power Co Holdings Inc
(d)
106,100 279
Uniper SE 6,360 252
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Verbund AG 4,734 $ 519
$ 33,497
Electrical Components & Equipment - 1 .16%
ABB Ltd 120,563 4,460
Brother Industries Ltd 16,400 337
Casio Computer Co Ltd 13,400 207
Legrand SA 18,590 2,133
Prysmian SpA 17,708 667
Schneider Electric SE 37,446 6,690
$ 14,494
Electronics - 1 .58%
Assa Abloy AB 69,668 2,229
Azbil Corp 8,600 373
Halma PLC 26,390 1,090
Hirose Electric Co Ltd 2,199 366
Hoya Corp 25,800 4,166
Ibiden Co Ltd 7,400 398
Kyocera Corp 22,300 1,386
MINEBEA MITSUMI Inc 25,300 650
Murata Manufacturing Co Ltd 40,000 3,298
Nidec Corp 31,100 3,553
Shimadzu Corp 16,400 735
TDK Corp 9,100 954
Venture Corp Ltd 19,200 273
Yokogawa Electric Corp 15,900 249
$ 19,720
Energy - Alternate Sources - 0 .27%
Siemens Gamesa Renewable Energy SA
(d)
16,572 491
Vestas Wind Systems A/S 70,194 2,833
$ 3,324
Engineering & Construction - 1 .20%
ACS Actividades de Construccion y Servicios SA 17,049 460
Aena SME SA
(d),(f)
5,214 834
Aeroports de Paris
(d)
2,065 243
Auckland International Airport Ltd
(d)
87,008 442
Bouygues SA 15,882 665
Cellnex Telecom SA
(f)
35,415 2,424
CK Infrastructure Holdings Ltd 45,500 276
Eiffage SA 5,929 617
Ferrovial SA 33,113 959
Infrastrutture Wireless Italiane SpA
(f)
23,360 278
Kajima Corp 31,200 403
Keppel Corp Ltd 101,300 390
Lendlease Corp Ltd 47,863 416
Obayashi Corp 45,100 371
Shimizu Corp 38,300 275
Singapore Technologies Engineering Ltd 108,700 304
Skanska AB 23,647 682
Sydney Airport
(d)
91,916 534
Taisei Corp 13,300 416
Vinci SA 37,005 3,970
$ 14,959
Entertainment - 0 .81%
Aristocrat Leisure Ltd 39,947 1,326
Entain PLC
(d)
40,691 1,081
Evolution AB
(f)
11,808 1,906
Flutter Entertainment PLC
(d)
11,579 2,251
Genting Singapore Ltd 421,000 239
La Francaise des Jeux SAEM
(f)
6,639 344
Oriental Land Co Ltd/Japan 14,000 2,118
Tabcorp Holdings Ltd 154,395 538
Toho Co Ltd/Tokyo 7,800 338
$ 10,141
Environmental Control - 0 .03%
Kurita Water Industries Ltd 6,900 324

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4 .52%
a2 Milk Co Ltd/The
(d)
51,712 $ 220
Ajinomoto Co Inc 32,500 958
Associated British Foods PLC 24,763 675
Barry Callebaut AG 248 632
Carrefour SA 42,624 849
Chocoladefabriken Lindt & Spruengli AG - PC 72 847
Chocoladefabriken Lindt & Spruengli AG - REG 8 977
Coles Group Ltd 92,719 1,224
Danone SA 45,408 3,316
Etablissements Franz Colruyt NV 3,792 212
HelloFresh SE
(d)
11,482 1,240
ICA Gruppen AB 6,992 348
J Sainsbury PLC 116,589 487
Jeronimo Martins SGPS SA 17,498 371
Kerry Group PLC 11,061 1,622
Kesko Oyj 18,985 786
Kikkoman Corp
(e)
10,200 766
Kobe Bussan Co Ltd 9,500 370
Koninklijke Ahold Delhaize NV 72,687 2,452
MEIJI Holdings Co Ltd 8,400 517
Mowi ASA 30,553 818
Nestle SA 200,253 25,290
NH Foods Ltd 5,700 221
Nisshin Seifun Group Inc 13,695 225
Nissin Foods Holdings Co Ltd 4,400 342
Ocado Group PLC
(d)
33,870 939
Orkla ASA 52,206 466
Seven & i Holdings Co Ltd
(e)
52,400 2,286
Tesco PLC 537,415 1,887
Toyo Suisan Kaisha Ltd 6,100 253
WH Group Ltd
(f)
666,500 578
Wilmar International Ltd 133,600 410
Wm Morrison Supermarkets PLC 167,497 666
Woolworths Group Ltd 88,117 2,682
Yakult Honsha Co Ltd 8,900 513
$ 56,445
Food Service - 0 .25%
Compass Group PLC
(d)
124,003 2,562
Sodexo SA
(d)
6,150 509
$ 3,071
Forest Products & Paper - 0 .42%
Mondi PLC 33,751 931
Oji Holdings Corp 56,500 296
Smurfit Kappa Group PLC 17,103 980
Stora Enso Oyj 40,438 794
Svenska Cellulosa AB SCA 42,113 744
UPM-Kymmene Oyj 37,099 1,511
$ 5,256
Gas - 0 .34%
Enagas SA 17,301 394
Hong Kong & China Gas Co Ltd 778,387 1,251
Naturgy Energy Group SA 20,220 520
Osaka Gas Co Ltd 26,000 487
Snam SpA 140,165 829
Toho Gas Co Ltd 5,100 238
Tokyo Gas Co Ltd 26,100 502
$ 4,221
Hand & Machine Tools - 0 .43%
Disco Corp 2,000 581
Fuji Electric Co Ltd 8,800 381
Makita Corp 15,600 896
Schindler Holding AG - PC 2,831 914
Schindler Holding AG - REG 1,400 436
Techtronic Industries Co Ltd 95,000 2,103
$ 5,311
Healthcare - Products - 2 .20%
Alcon Inc 34,734 2,861
Ambu A/S 11,646 368
Asahi Intecc Co Ltd 14,400 436
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Carl Zeiss Meditec AG 2,799 $ 618
Cochlear Ltd 4,571 776
Coloplast A/S 8,259 1,431
Demant A/S
(d)
7,512 426
DiaSorin SpA 1,751 400
EssilorLuxottica SA 19,836 3,898
Fisher & Paykel Healthcare Corp Ltd 40,071 935
Koninklijke Philips NV 63,327 2,918
Olympus Corp 81,100 1,704
QIAGEN NV
(d)
15,877 878
Sartorius Stedim Biotech 1,923 1,166
Siemens Healthineers AG
(f)
19,600 1,363
Smith & Nephew PLC 61,099 1,170
Sonova Holding AG 3,806 1,467
Straumann Holding AG 719 1,389
Sysmex Corp 11,700 1,330
Terumo Corp 44,900 1,874
$ 27,408
Healthcare - Services - 0 .94%
BioMerieux 2,881 353
Eurofins Scientific SE 9,281 1,317
Fresenius Medical Care AG & Co KGaA 14,251 1,096
Fresenius SE & Co KGaA 29,067 1,511
Lonza Group AG 5,177 4,378
Medibank Pvt Ltd 191,426 496
NMC Health PLC
(d),(g)
7,238 —
Orpea SA 3,595 453
PeptiDream Inc
(d)
6,600 233
Ramsay Health Care Ltd 12,729 639
Ryman Healthcare Ltd 29,542 323
Sonic Healthcare Ltd 31,560 999
$ 11,798
Holding Companies - Diversified - 0 .19%
CK Hutchison Holdings Ltd 187,632 1,368
Jardine Matheson Holdings Ltd 15,039 815
Swire Pacific Ltd 34,000 230
$ 2,413
Home Builders - 0 .45%
Barratt Developments PLC 70,783 720
Berkeley Group Holdings PLC 8,455 562
Daiwa House Industry Co Ltd 39,400 1,201
Iida Group Holdings Co Ltd 10,220 259
Persimmon PLC 22,181 898
Sekisui Chemical Co Ltd 26,300 450
Sekisui House Ltd 42,900 855
Taylor Wimpey PLC 253,430 638
$ 5,583
Home Furnishings - 1 .06%
Electrolux AB 15,678 398
GN Store Nord AS 8,645 651
Hoshizaki Corp 3,700 347
Panasonic Corp 153,600 1,836
Rational AG 356 408
SEB SA 1,925 303
Sharp Corp/Japan 14,800 195
Sony Group Corp 87,700 9,068
$ 13,206
Insurance - 4 .63%
Admiral Group PLC 13,421 667
Aegon NV 124,377 614
Ageas SA/NV 12,172 608
AIA Group Ltd 841,000 10,042
Allianz SE 28,658 6,728
Assicurazioni Generali SpA 76,927 1,569
Aviva PLC 273,119 1,518
AXA SA 134,516 3,779
Baloise Holding AG 3,224 514
CNP Assurances 11,932 205
Dai-ichi Life Holdings Inc 70,900 1,403

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Direct Line Insurance Group PLC 93,894 $ 399
Gjensidige Forsikring ASA 13,902 325
Hannover Rueck SE 4,193 772
Insurance Australia Group Ltd 171,344 654
Japan Post Holdings Co Ltd
(d)
109,500 941
Japan Post Insurance Co Ltd 15,600 283
Legal & General Group PLC 414,798 1,541
M&G PLC 180,715 512
MS&AD Insurance Group Holdings Inc 31,000 1,004
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,739 2,843
NN Group NV 18,781 974
Phoenix Group Holdings PLC 45,145 387
Prudential PLC 181,804 3,788
QBE Insurance Group Ltd 102,536 882
Sampo Oyj 34,667 1,791
SCOR SE 11,042 339
Sompo Holdings Inc 22,150 974
Suncorp Group Ltd 89,177 811
Swiss Life Holding AG 2,226 1,160
Swiss Re AG 20,966 1,928
T&D Holdings Inc 37,400 455
Tokio Marine Holdings Inc 43,700 2,138
Tryg A/S 25,028 620
Zurich Insurance Group AG 10,459 4,589
$ 57,757
Internet - 1 .59%
Adevinta ASA - B Shares
(d)
19,044 383
Auto Trader Group PLC
(f)
67,190 581
CyberAgent Inc 28,200 516
Delivery Hero SE
(d),(f)
11,259 1,634
Iliad SA 1,031 222
Just Eat Takeaway.com NV
(d),(f)
12,489 1,132
Kakaku.com Inc 9,300 289
M3 Inc 30,700 2,059
Mercari Inc
(d)
7,000 345
MonotaRO Co Ltd 17,500 388
Prosus NV
(d)
64,861 5,741
Rakuten Group Inc 60,200 630
Scout24 AG
(f)
6,082 511
Sea Ltd ADR
(d)
4,788 1,620
SEEK Ltd 23,354 553
Trend Micro Inc/Japan 9,300 509
United Internet AG 6,743 292
Wix.com Ltd
(d)
3,894 865
Z Holdings Corp 186,100 1,210
ZOZO Inc 8,600 328
$ 19,808
Investment Companies - 0 .65%
Eurazeo SE 2,750 283
EXOR NV 7,539 629
Groupe Bruxelles Lambert SA 7,852 900
Industrivarden AB - A Shares 7,428 273
Industrivarden AB - C Shares 11,101 387
Investor AB 126,640 3,029
Kinnevik AB - B Shares
(d)
16,816 659
L E Lundbergforetagen AB 5,283 338
Melrose Industries PLC 304,483 703
Sofina SA 1,072 474
Washington H Soul Pattinson & Co Ltd
(e)
7,489 195
Wendel SE 1,868 271
$ 8,141
Iron & Steel - 0 .55%
ArcelorMittal SA 49,826 1,671
BlueScope Steel Ltd 35,020 640
Evraz PLC 35,488 289
Fortescue Metals Group Ltd 117,708 1,794
Hitachi Metals Ltd 14,900 288
JFE Holdings Inc 34,100 553
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Nippon Steel Corp 59,477 $ 1,216
voestalpine AG 8,068 366
$ 6,817
Leisure Products & Services - 0 .21%
Shimano Inc 5,200 1,526
Yamaha Corp 9,400 554
Yamaha Motor Co Ltd 20,500 522
$ 2,602
Lodging - 0 .33%
Accor SA
(d)
11,810 407
City Developments Ltd 28,500 145
Crown Resorts Ltd
(d)
25,888 176
Galaxy Entertainment Group Ltd
(d)
151,000 968
InterContinental Hotels Group PLC
(d)
12,734 814
Melco Resorts & Entertainment Ltd ADR
(d)
14,973 206
Sands China Ltd
(d)
168,800 542
SJM Holdings Ltd
(d)
137,000 119
Whitbread PLC
(d)
14,039 620
Wynn Macau Ltd
(d)
108,400 122
$ 4,119
Machinery - Construction & Mining - 0 .97%
Epiroc AB - A Shares 45,808 1,005
Epiroc AB - B Shares 27,108 515
Hitachi Construction Machinery Co Ltd 7,500 215
Hitachi Ltd 67,300 3,720
Komatsu Ltd 60,900 1,481
Mitsubishi Electric Corp 126,900 1,735
Mitsubishi Heavy Industries Ltd 22,300 589
Sandvik AB 78,472 2,003
Siemens Energy AG
(d)
27,780 806
$ 12,069
Machinery - Diversified - 2 .53%
Atlas Copco AB - A Shares 46,676 3,209
Atlas Copco AB - B Shares 27,125 1,571
CNH Industrial NV 71,128 1,176
Daifuku Co Ltd 7,100 627
FANUC Corp 13,400 2,919
GEA Group AG 10,665 492
Harmonic Drive Systems Inc 3,000 166
Hexagon AB 136,938 2,375
Husqvarna AB 29,085 391
Keyence Corp 13,560 8,141
KION Group AG 5,016 537
Kone Oyj 23,626 1,960
Kubota Corp 71,500 1,477
Miura Co Ltd 6,100 274
Nabtesco Corp 7,900 312
Omron Corp 12,900 1,216
SMC Corp 4,000 2,559
Spirax-Sarco Engineering PLC 5,128 1,137
THK Co Ltd 8,400 194
Yaskawa Electric Corp 16,700 815
$ 31,548
Media - 0 .50%
Bollore SA 61,436 364
Informa PLC
(d)
104,479 764
Pearson PLC
(e)
52,563 554
Schibsted ASA - A Shares 5,083 271
Schibsted ASA - B Shares 6,768 315
Vivendi SE 49,463 1,884
Wolters Kluwer NV 18,595 2,138
$ 6,290
Metal Fabrication & Hardware - 0 .16%
MISUMI Group Inc 19,800 786
NSK Ltd 26,700 187
SKF AB 26,527 678
Tenaris SA 32,823 330
$ 1,981

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 2 .51%
Anglo American PLC 90,011 $ 3,802
Antofagasta PLC 27,460 550
BHP Group Ltd 204,761 6,775
BHP Group PLC 146,807 4,565
Boliden AB
(d)
19,012 664
Evolution Mining Ltd 125,986 359
Glencore PLC
(d)
695,900 3,137
Newcrest Mining Ltd 56,809 1,026
Norsk Hydro ASA 93,478 645
Northern Star Resources Ltd 76,826 547
Rio Tinto Ltd 25,804 2,100
Rio Tinto PLC 78,057 5,775
South32 Ltd 327,999 747
Sumitomo Metal Mining Co Ltd 17,100 655
$ 31,347
Miscellaneous Manufacturers - 1 .11%
Alfa Laval AB 21,868 888
Alstom SA 21,972 945
JSR Corp 14,200 492
Knorr-Bremse AG 5,043 605
Orica Ltd 28,285 271
Siemens AG 53,175 8,821
Smiths Group PLC 27,553 547
Toshiba Corp 28,400 1,232
$ 13,801
Office & Business Equipment - 0 .36%
Canon Inc 69,600 1,656
FUJIFILM Holdings Corp 25,100 2,066
Ricoh Co Ltd 46,600 474
Seiko Epson Corp 19,400 361
$ 4,557
Oil & Gas - 2 .92%
Ampol Ltd 16,565 333
BP PLC 1,407,038 5,724
DCC PLC 6,852 583
ENEOS Holdings Inc 213,430 825
Eni SpA 175,434 2,165
Equinor ASA 67,932 1,440
Galp Energia SGPS SA 34,843 356
Idemitsu Kosan Co Ltd 14,481 347
Inpex Corp 71,200 489
Lundin Energy AB 13,912 425
Neste Oyj 29,407 1,791
Oil Search Ltd 137,207 372
OMV AG 10,237 567
Repsol SA 100,859 1,157
Royal Dutch Shell PLC - A Shares 285,070 5,650
Royal Dutch Shell PLC - B Shares 257,610 5,069
Santos Ltd 130,311 571
TotalEnergies SE 173,656 7,681
Woodside Petroleum Ltd 66,977 947
$ 36,492
Pharmaceuticals - 8 .18%
Amplifon SpA 8,656 453
Astellas Pharma Inc 129,500 2,182
AstraZeneca PLC 107,675 12,592
Bayer AG 68,288 3,799
Chugai Pharmaceutical Co Ltd 46,700 1,825
Daiichi Sankyo Co Ltd 121,700 2,891
Eisai Co Ltd 16,500 1,361
GlaxoSmithKline PLC 349,726 7,035
Grifols SA 20,735 507
Hikma Pharmaceuticals PLC 12,039 420
Hisamitsu Pharmaceutical Co Inc
(e)
3,500 140
Ipsen SA 2,623 262
Kobayashi Pharmaceutical Co Ltd 3,700 290
Kyowa Kirin Co Ltd 18,800 615
Medipal Holdings Corp 12,700 243
Merck KGaA 8,985 2,135
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Nippon Shinyaku Co Ltd 3,400 $ 276
Novartis AG 154,333 14,274
Novo Nordisk A/S 117,048 11,718
Ono Pharmaceutical Co Ltd 25,800 619
Orion Oyj 7,376 301
Otsuka Holdings Co Ltd 27,200 1,157
Recordati Industria Chimica e Farmaceutica SpA 7,269 477
Roche Holding AG
(e)
2,225 996
Roche Holding AG 48,835 19,610
Sanofi 78,870 8,174
Santen Pharmaceutical Co Ltd 25,000 374
Shionogi & Co Ltd 18,500 1,162
Sumitomo Dainippon Pharma Co Ltd 12,300 221
Taisho Pharmaceutical Holdings Co Ltd 2,600 152
Takeda Pharmaceutical Co Ltd 109,700 3,651
Teva Pharmaceutical Industries Ltd ADR
(d)
76,621 722
UCB SA 8,789 1,005
Vifor Pharma AG 3,390 483
$ 102,122
Pipelines - 0 .06%
APA Group 82,013 549
Koninklijke Vopak NV 4,886 212
$ 761
Private Equity - 0 .39%
3i Group PLC 67,644 1,244
EQT AB 16,561 845
Partners Group Holding AG 1,578 2,798
$ 4,887
Real Estate - 1 .41%
Aroundtown SA 69,444 532
Azrieli Group Ltd 2,951 276
CapitaLand Ltd 183,500 545
CK Asset Holdings Ltd 139,632 909
Daito Trust Construction Co Ltd 4,600 505
Deutsche Wohnen SE 23,763 1,475
ESR Cayman Ltd
(d),(f)
138,200 421
Fastighets AB Balder
(d)
7,311 523
Hang Lung Properties Ltd 140,000 336
Henderson Land Development Co Ltd 100,982 457
Hongkong Land Holdings Ltd 81,114 340
Hulic Co Ltd 18,800 221
LEG Immobilien SE 5,012 800
Mitsubishi Estate Co Ltd 82,200 1,287
Mitsui Fudosan Co Ltd 63,800 1,464
New World Development Co Ltd 105,750 497
Nomura Real Estate Holdings Inc 8,200 210
REA Group Ltd 3,675 411
Sino Land Co Ltd 229,073 337
Sumitomo Realty & Development Co Ltd 21,600 697
Sun Hung Kai Properties Ltd 90,000 1,269
Swire Properties Ltd 81,200 220
Swiss Prime Site AG 5,281 565
UOL Group Ltd 32,300 168
Vonovia SE 37,984 2,564
Wharf Real Estate Investment Co Ltd 116,000 575
$ 17,604
REITs - 1 .34%
Ascendas Real Estate Investment Trust 231,450 522
British Land Co PLC/The 61,195 447
CapitaLand Integrated Commercial Trust 315,256 482
Covivio 3,617 345
Daiwa House REIT Investment Corp 138 408
Dexus/AU 74,761 582
Gecina SA 3,193 496
GLP J-Reit
(d)
287 521
Goodman Group 115,571 1,952
GPT Group/The 133,575 473
Japan Metropolitan Fund Invest 486 472
Japan Real Estate Investment Corp 87 538

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Klepierre SA 14,347 $ 352
Land Securities Group PLC 48,962 478
Link REIT 144,800 1,331
Mapletree Commercial Trust 150,000 226
Mapletree Logistics Trust 208,500 314
Mirvac Group 273,692 623
Nippon Building Fund Inc 104 675
Nippon Prologis REIT Inc 144 518
Nomura Real Estate Master Fund Inc 295 455
Orix JREIT Inc 183 326
Scentre Group 360,774 750
Segro PLC 83,420 1,474
Stockland 165,929 559
Unibail-Rodamco-Westfield
(d)
8,665 759
United Urban Investment Corp 206 291
Vicinity Centres 268,957 340
$ 16,709
Retail - 2 .10%
ABC-Mart Inc 2,200 118
Aeon Co Ltd
(e)
45,500 1,205
Chow Tai Fook Jewellery Group Ltd 139,000 281
Cie Financiere Richemont SA 36,284 4,005
Cosmos Pharmaceutical Corp 1,300 230
Domino's Pizza Enterprises Ltd 4,211 481
Fast Retailing Co Ltd 4,100 2,701
H & M Hennes & Mauritz AB
(d)
50,766 1,019
Industria de Diseno Textil SA 75,822 2,590
JD Sports Fashion PLC 35,854 498
Kingfisher PLC 146,757 707
Lawson Inc
(e)
3,400 164
McDonald's Holdings Co Japan Ltd
(e)
5,400 258
Moncler SpA 14,266 913
Next PLC 9,243 1,005
Nitori Holdings Co Ltd 5,600 1,048
Pan Pacific International Holdings Corp 28,700 546
Pandora A/S 6,952 833
Reece Ltd 20,206 307
Ryohin Keikaku Co Ltd 17,500 375
Swatch Group AG/The - BR 2,012 568
Swatch Group AG/The - REG 3,658 201
Tsuruha Holdings Inc 2,700 339
USS Co Ltd 15,200 251
Welcia Holdings Co Ltd 6,500 229
Wesfarmers Ltd 78,811 3,442
Yamada Holdings Co Ltd 47,100 202
Zalando SE
(d),(e),(f)
15,416 1,709
$ 26,225
Semiconductors - 3 .27%
Advantest Corp 13,900 1,198
ASM International NV 3,289 1,276
ASML Holding NV 29,159 24,318
Hamamatsu Photonics KK 9,800 571
Infineon Technologies AG 90,773 3,865
Lasertec Corp 5,200 1,131
Renesas Electronics Corp
(d)
87,200 934
Rohm Co Ltd 6,100 586
STMicroelectronics NV 47,469 2,115
SUMCO Corp 19,200 404
Tokyo Electron Ltd 10,400 4,455
$ 40,853
Shipbuilding - 0 .04%
Wartsila OYJ Abp 32,904 467
Software - 1 .74%
AVEVA Group PLC 8,373 476
Capcom Co Ltd 12,200 340
Dassault Systemes SE 46,122 2,634
Embracer Group AB
(d)
16,234 370
Koei Tecmo Holdings Co Ltd 4,060 173
Konami Holdings Corp 6,500 411
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nemetschek SE 4,015 $ 394
Nexon Co Ltd 33,900 618
Oracle Corp Japan 2,700 222
Sage Group PLC/The 74,683 763
SAP SE 72,583 10,903
Sinch AB
(d),(f)
35,161 790
Square Enix Holdings Co Ltd 6,000 349
TeamViewer AG
(d),(f)
11,182 373
Temenos AG 4,643 737
TIS Inc 15,600 440
Ubisoft Entertainment SA
(d)
6,438 409
WiseTech Global Ltd 10,164 357
Xero Ltd
(d)
9,253 1,023
$ 21,782
Telecommunications - 3 .25%
BT Group PLC
(d)
620,429 1,450
Deutsche Telekom AG 231,672 4,926
Elisa Oyj 9,887 634
Hikari Tsushin Inc 1,400 245
HKT Trust & HKT Ltd 262,980 359
KDDI Corp 112,200 3,429
Koninklijke KPN NV 233,706 749
Nice Ltd
(d)
4,387 1,274
Nippon Telegraph & Telephone Corp 89,500 2,385
Nokia OYJ
(d)
374,765 2,251
Orange SA 138,673 1,577
Proximus SADP 10,574 207
Singapore Telecommunications Ltd 574,000 988
SoftBank Corp 199,700 2,673
SoftBank Group Corp 83,900 4,728
Spark New Zealand Ltd 129,779 446
Swisscom AG 1,801 1,057
Tele2 AB 34,814 523
Telecom Italia SpA/Milano 692,589 314
Telecom Italia SpA/Milano - RSP 418,980 202
Telefonaktiebolaget LM Ericsson 202,879 2,403
Telefonica Deutschland Holding AG 72,365 203
Telefonica SA 357,559 1,769
Telenor ASA 48,638 852
Telia Co AB 184,772 794
Telstra Corp Ltd 289,338 811
Vodafone Group PLC 1,943,556 3,264
$ 40,513
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 13,900 964
Nintendo Co Ltd 7,800 3,747
$ 4,711
Transportation - 1 .83%
AP Moller - Maersk A/S - A 219 594
AP Moller - Maersk A/S - B 403 1,148
Aurizon Holdings Ltd 127,945 352
Central Japan Railway Co 10,100 1,478
Deutsche Post AG 68,901 4,844
DSV PANALPINA A/S 14,013 3,569
East Japan Railway Co 21,100 1,418
Getlink SE 30,585 493
Hankyu Hanshin Holdings Inc 16,000 479
InPost SA
(d)
13,902 272
Keio Corp 7,100 382
Keisei Electric Railway Co Ltd 9,000 277
Kintetsu Group Holdings Co Ltd
(d)
11,900 407
Kuehne + Nagel International AG 3,776 1,380
MTR Corp Ltd 107,500 605
Nippon Express Co Ltd 5,300 360
Nippon Yusen KK 11,100 893
Odakyu Electric Railway Co Ltd 20,500 478
Poste Italiane SpA
(f)
36,315 492
SG Holdings Co Ltd 22,300 605
SITC International Holdings Co Ltd 92,000 401

Schedule of Investments
International Equity Index Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Tobu Railway Co Ltd 13,100 $ 342
Tokyu Corp 34,700 477
West Japan Railway Co 11,300 617
Yamato Holdings Co Ltd 20,300 516
$ 22,879
Water - 0 .26%
Severn Trent PLC 17,362 660
Suez SA 24,440 567
United Utilities Group PLC 47,397 689
Veolia Environnement SA 38,270 1,313
$ 3,229
TOTAL COMMON STOCKS $ 1,202,231
PREFERRED STOCKS - 0 .57 % Shares Held Value (000's)
Automobile Manufacturers - 0 .36%
Bayerische Motoren Werke AG 1.92% 4,009 $ 336
Porsche Automobil Holding SE 2.21% 10,644 1,077
Volkswagen AG 4.86% 12,901 3,068
$ 4,481
Chemicals - 0 .02%
FUCHS PETROLUB SE 0.99% 4,840 245
Consumer Products - 0 .10%
Henkel AG & Co KGaA 1.85% 12,385 1,210
Electronics - 0 .09%
Sartorius AG 0.71% 1,823 1,201
TOTAL PREFERRED STOCKS $ 7,137
Total Investments $ 1,253,927
Other Assets and Liabilities -  (0.47)% (5,847)
TOTAL NET ASSETS - 100.00% $ 1,248,080
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,500 or 0.84% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,980 or 0.80% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,989 or 2.08% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .27%
United Kingdom 12 .10%
France 10 .70%
Switzerland 10 .14%
Germany 8 .92%
Australia 6 .90%
Netherlands 6 .01%
United States 3 .57%
Sweden 3 .42%
Hong Kong 2 .93%
Denmark 2 .62%
Spain 2 .34%
Italy 1 .98%
Finland 1 .26%
Ireland 1 .10%
Singapore 1 .08%
Belgium 0 .80%
Israel 0 .61%
Norway 0 .60%
New Zealand 0 .33%
Luxembourg 0 .31%
Austria 0 .19%
Portugal 0 .14%
Macao 0 .05%
Chile 0 .05%
Jordan 0 .03%
Poland 0 .02%
United Arab Emirates 0 .00%
Other Assets and Liabilities
( 0 .47 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,634 $ 386,951 $ 387,567 $ 10,018
$ 10,634 $ 386,951 $ 387,567 $ 10,018
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2021 Long 19 $ 2,234 $ (7)
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .70 % Shares Held Value (000's)
Money Market Funds - 3 .70%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
7,365,633 $ 7,366
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
36,399,431 36,399
$ 43,765
TOTAL INVESTMENT COMPANIES $ 43,765
COMMON STOCKS - 98 .29 % Shares Held Value (000's)
Advertising - 0 .44%
Stroeer SE & Co KGaA 63,697 $ 5,246
Aerospace & Defense - 1 .13%
CAE Inc
(d)
202,700 5,853
Rheinmetall AG 76,941 7,524
$ 13,377
Agriculture - 0 .47%
Genus PLC 67,660 5,521
Airlines - 0 .17%
Wizz Air Holdings Plc
(d),(e)
30,334 2,028
Apparel - 1 .14%
boohoo Group PLC
(d)
2,026,872 7,895
Puma SE 25,745 3,126
Yue Yuen Industrial Holdings Ltd
(d)
1,198,000 2,430
$ 13,451
Automobile Parts & Equipment - 1 .90%
Faurecia SE 122,645 5,925
Georg Fischer AG 2,724 4,470
Musashi Seimitsu Industry Co Ltd 105,300 1,855
Toyoda Gosei Co Ltd 218,000 4,636
TS Tech Co Ltd 114,900 1,556
Yokohama Rubber Co Ltd/The 234,500 4,000
$ 22,442
Banks - 4 .44%
Banca Mediolanum SpA 704,908 7,318
Bank of Ireland Group PLC
(d)
1,169,296 7,319
BAWAG Group AG
(d),(e)
97,550 5,846
BPER Banca 3,602,424 7,843
Chiba Bank Ltd/The 799,300 4,990
Mediobanca Banca di Credito Finanziario SpA 716,522 8,447
OSB Group PLC 392,240 2,752
Paragon Banking Group PLC 398,684 3,081
Shinsei Bank Ltd 394,800 4,894
$ 52,490
Beverages - 0 .70%
Royal Unibrew A/S 64,246 8,300
Biotechnology - 0 .14%
Cellectis SA ADR
(d)
117,770 1,694
Building Materials - 2 .41%
Buzzi Unicem SpA 329,242 8,741
Ibstock PLC
(e)
987,163 3,252
ROCKWOOL International A/S 19,071 10,089
Wienerberger AG 163,359 6,410
$ 28,492
Chemicals - 2 .79%
Arkema SA 58,162 7,730
Denka Co Ltd 183,100 6,418
Sumitomo Bakelite Co Ltd 156,900 6,764
Tokai Carbon Co Ltd 471,700 6,255
Zeon Corp 436,200 5,781
$ 32,948
Commercial Services - 2 .04%
Loomis AB 216,645 6,727
M&A Capital Partners Co Ltd
(d)
40,200 1,950
Nishio Rent All Co Ltd 37,300 989
Nuvei Corp
(d),(e)
33,896 4,305
Persol Holdings Co Ltd 189,800 4,431
Rentokil Initial PLC 408,894 3,266
Sixt SE
(d),(f)
18,332 2,464
$ 24,132
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 3 .86%
Computacenter PLC 125,624 $ 5,082
CyberArk Software Ltd
(d)
44,077 7,402
Keywords Studios PLC
(d)
122,351 5,249
Logitech International SA 36,641 3,752
NEC Corp 62,000 3,254
NET One Systems Co Ltd 165,500 5,243
Nihon Unisys Ltd 88,900 2,416
S&T AG
(f)
144,940 3,328
Sopra Steria Group SACA 24,856 5,063
Teleperformance 10,744 4,753
$ 45,542
Distribution & Wholesale - 1 .10%
Seven Group Holdings Ltd
(f)
415,654 6,419
Toromont Industries Ltd 77,604 6,525
$ 12,944
Diversified Financial Services - 3 .89%
DWS Group GmbH & Co KGaA
(e)
49,245 2,078
Euronext NV
(e)
84,134 9,763
IG Group Holdings PLC 692,369 8,916
Man Group PLC/Jersey 1,462,310 4,344
Mitsubishi HC Capital Inc 1,048,100 5,613
Mizuho Leasing Co Ltd 31,300 1,000
St James's Place PLC 397,040 8,792
Zenkoku Hosho Co Ltd 115,700 5,504
$ 46,010
Electric - 2 .64%
BKW AG 23,523 2,728
Boralex Inc 190,500 5,839
Capital Power Corp 249,900 8,594
Hera SpA 1,555,188 6,724
Northland Power Inc 221,500 7,328
$ 31,213
Electrical Components & Equipment - 1 .83%
Casio Computer Co Ltd 134,200 2,073
Nexans SA 30,616 3,069
Prysmian SpA 226,557 8,530
Signify NV
(e)
142,790 7,999
$ 21,671
Electronics - 1 .27%
Anritsu Corp
(f)
301,000 5,218
Halma PLC 87,398 3,609
Mycronic AB 164,911 5,093
Sodick Co Ltd 132,700 1,079
$ 14,999
Energy - Alternate Sources - 0 .28%
ERG SpA 112,411 3,313
Engineering & Construction - 3 .42%
Balfour Beatty PLC 1,003,895 3,947
Downer EDI Ltd 1,505,956 7,121
Kumagai Gumi Co Ltd 58,900 1,438
Kyowa Exeo Corp 271,900 6,823
Kyudenko Corp 62,900 2,262
Mirait Holdings Corp 178,300 3,547
Penta-Ocean Construction Co Ltd 775,900 4,925
SPIE SA 210,393 4,994
Stantec Inc 110,600 5,338
$ 40,395
Entertainment - 1 .81%
Entain PLC
(d)
305,251 8,112
Kindred Group PLC 474,842 8,778
Sega Sammy Holdings Inc 331,700 4,474
$ 21,364
Food - 3 .55%
AAK AB 211,505 5,060
Cranswick PLC 61,419 3,354
Empire Co Ltd 194,600 6,293
HelloFresh SE
(d)
51,106 5,518
J Sainsbury PLC 1,689,345 7,061

Schedule of Investments
International Small Company Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Morinaga Milk Industry Co Ltd 144,700 $ 9,130
Sonae SGPS SA 3,043,800 3,314
SSP Group Plc
(d)
578,605 2,172
$ 41,902
Forest Products & Paper - 0 .74%
Sumitomo Forestry Co Ltd 259,500 5,064
UPM-Kymmene Oyj 91,324 3,720
$ 8,784
Hand & Machine Tools - 0 .64%
Amada Co Ltd 743,300 7,535
Healthcare - Products - 0 .72%
Carl Zeiss Meditec AG 13,768 3,042
ConvaTec Group PLC
(e)
1,777,925 5,509
$ 8,551
Healthcare - Services - 1 .27%
Evotec SE
(d)
172,804 8,596
ICON PLC
(d)
25,000 6,394
$ 14,990
Holding Companies - Diversified - 0 .47%
Swire Pacific Ltd 823,000 5,572
Home Builders - 1 .11%
Redrow PLC 889,413 8,691
Taylor Wimpey PLC 1,734,339 4,366
$ 13,057
Home Furnishings - 0 .23%
GN Store Nord AS 36,629 2,757
Insurance - 1 .54%
ASR Nederland NV
(f)
218,841 10,000
Conduit Holdings Ltd 308,458 2,146
SCOR SE 196,126 6,019
$ 18,165
Internet - 2 .20%
Auto1 Group SE
(d),(e)
33,656 1,464
flatexDEGIRO AG
(d)
54,338 5,646
Future PLC 206,495 10,934
Scout24 AG
(e)
71,368 6,000
Victorian Plumbing Group PLC
(d)
593,825 1,951
$ 25,995
Iron & Steel - 1 .25%
APERAM SA 107,811 6,614
BlueScope Steel Ltd 361,997 6,618
Mineral Resources Ltd 39,808 1,584
$ 14,816
Lodging - 0 .29%
Whitbread PLC
(d)
76,487 3,378
Machinery - Diversified - 4 .04%
ATS Automation Tooling Systems Inc
(d)
187,600 6,783
Bucher Industries AG 15,444 7,814
Husqvarna AB 552,903 7,427
IMI PLC 328,923 8,248
KION Group AG 78,528 8,403
Sumitomo Heavy Industries Ltd 234,400 6,132
Vesuvius PLC 370,808 2,866
$ 47,673
Media - 1 .61%
Internet Initiative Japan Inc 122,900 4,278
ITV PLC
(d)
4,623,702 7,369
Nine Entertainment Co Holdings Ltd 3,694,147 7,352
$ 18,999
Metal Fabrication & Hardware - 1 .61%
Hanwa Co Ltd 75,100 2,252
Reliance Worldwide Corp Ltd 1,239,709 5,282
VAT Group AG
(e)
27,537 11,534
$ 19,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 1 .37%
Argonaut Gold Inc
(d)
555,200 $ 1,386
NRW Holdings Ltd 1,704,950 2,353
Perenti Global Ltd 2,098,170 1,334
SSR Mining Inc 424,834 7,098
Wesdome Gold Mines Ltd
(d)
402,400 3,958
$ 16,129
Miscellaneous Manufacturers - 1 .28%
Aalberts NV 107,095 6,688
Trelleborg AB 345,005 8,399
$ 15,087
Office & Business Equipment - 0 .47%
Canon Marketing Japan Inc 148,300 3,381
Sato Holdings Corp 86,700 2,122
$ 5,503
Oil & Gas - 2 .14%
ARC Resources Ltd 485,200 3,465
Lundin Energy AB 202,158 6,178
Parex Resources Inc 401,967 6,194
Tourmaline Oil Corp 352,700 9,432
$ 25,269
Packaging & Containers - 1 .96%
DS Smith PLC 1,807,965 11,001
SIG Combibloc Group AG
(d)
396,619 12,142
$ 23,143
Pharmaceuticals - 3 .36%
ALK-Abello A/S
(d)
8,530 4,169
CVS Group PLC
(d)
198,079 6,773
Dechra Pharmaceuticals PLC 151,917 10,940
Hikma Pharmaceuticals PLC 198,791 6,939
Nippon Shinyaku Co Ltd 63,700 5,170
Ship Healthcare Holdings Inc 123,600 3,140
Towa Pharmaceutical Co Ltd 96,900 2,598
$ 39,729
Pipelines - 0 .28%
Keyera Corp
(f)
135,000 3,251
Private Equity - 1 .17%
Intermediate Capital Group PLC 342,854 10,368
JAFCO Group Co ltd 57,600 3,478
$ 13,846
Real Estate - 1 .66%
CA Immobilien Anlagen AG 65,811 2,863
Hysan Development Co Ltd 1,360,000 4,853
Kojamo Oyj 154,560 3,763
TAG Immobilien AG 185,074 6,268
Tokyu Fudosan Holdings Corp 330,500 1,912
$ 19,659
REITs - 8 .20%
alstria office REIT-AG 238,664 4,862
Canadian Apartment Properties REIT 119,600 5,793
Charter Hall Group 810,937 10,584
Cofinimmo SA 17,673 2,924
Derwent London PLC 64,315 3,354
First Capital Real Estate Investment Trust 296,100 4,229
Frasers Logistics & Commercial Trust 5,650,700 6,293
GLP J-Reit
(d)
4,097 7,435
Granite Real Estate Investment Trust 58,800 4,245
Japan Hotel REIT Investment Corp 9,730 5,745
Kenedix Residential Next Investment Corp 1,551 3,328
Keppel DC REIT 2,851,900 5,295
Mapletree Industrial Trust 2,888,925 6,272
Mirvac Group 3,158,816 7,194
Mitsui Fudosan Logistics Park Inc
(d)
1,127 6,675
NIPPON REIT Investment Corp 622 2,550
Summit Industrial Income REIT 322,400 5,471
Warehouses De Pauw CVA 100,811 4,636
$ 96,885

Schedule of Investments
International Small Company Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6 .36%
ABC-Mart Inc
(f)
51,800 $ 2,769
B&M European Value Retail SA 1,140,182 8,774
cocokara fine Inc
(f)
44,100 3,471
Cosmos Pharmaceutical Corp 39,400 6,977
Grafton Group PLC 404,931 7,782
JD Sports Fashion PLC 517,194 7,182
Man Wah Holdings Ltd 1,792,000 3,348
Moncler SpA 43,955 2,814
Ryohin Keikaku Co Ltd 301,100 6,447
Seria Co Ltd 172,600 6,298
Shop Apotheke Europe NV
(d),(e)
23,667 4,222
Super Retail Group Ltd 526,594 4,720
WH Smith PLC
(d)
98,691 2,218
Zur Rose Group AG
(d)
18,773 8,067
$ 75,089
Semiconductors - 3 .01%
Alphawave IP Group PLC
(d)
1,084,143 4,726
ASM International NV 26,521 10,290
Tokyo Ohka Kogyo Co Ltd 115,000 7,197
Tower Semiconductor Ltd
(d)
159,937 4,702
Ulvac Inc 160,900 8,667
$ 35,582
Shipbuilding - 0 .61%
Yangzijiang Shipbuilding Holdings Ltd 5,920,500 7,210
Software - 2 .51%
Cint Group AB
(d)
177,896 2,494
Descartes Systems Group Inc/The
(d)
74,100 5,809
LINK Mobility Group Holding ASA
(d)
808,322 3,814
Open Text Corp 67,400 3,697
Pro Medicus Ltd 109,554 5,037
Sophia Genetics SA
(d),(f)
63,005 1,246
TIS Inc 266,300 7,518
$ 29,615
Storage & Warehousing - 0 .25%
Safestore Holdings PLC 189,198 3,006
Telecommunications - 0 .80%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
4,950,310 5,882
Eutelsat Communications SA 311,507 3,603
$ 9,485
Transportation - 3 .72%
ComfortDelGro Corp Ltd 4,760,800 5,721
Kamigumi Co Ltd 323,600 6,985
Nippon Express Co Ltd 89,600 6,093
PostNL NV 1,132,706 5,927
Sankyu Inc 131,800 6,134
TFI International Inc 116,300 13,140
$ 44,000
TOTAL COMMON STOCKS $ 1,161,302
PREFERRED STOCKS - 0 .36 % Shares Held Value (000's)
Machinery - Diversified - 0 .36%
Jungheinrich AG 0.43% 77,946 $ 4,209
TOTAL PREFERRED STOCKS $ 4,209
Total Investments $ 1,209,276
Other Assets and Liabilities -  (2.35)% (27,750)
TOTAL NET ASSETS - 100.00% $ 1,181,526
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,946 or 2.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $64,000 or 5.42% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $23,636 or 2.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 21 .98%
United Kingdom 17 .19%
Canada 11 .22%
Germany 6 .31%
Australia 5 .11%
Netherlands 4 .66%
Italy 4 .55%
Switzerland 4 .55%
United States 4 .27%
France 3 .62%
Sweden 3 .50%
Ireland 2 .26%
Denmark 2 .13%
Singapore 1 .99%
Austria 1 .56%
Israel 1 .53%
Hong Kong 1 .37%
Malta 0 .74%
Belgium 0 .64%
Finland 0 .63%
China 0 .61%
Jordan 0 .59%
Luxembourg 0 .56%
Norway 0 .32%
Portugal 0 .28%
Bermuda 0 .18%
Other Assets and Liabilities
( 2 .35 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,884 $ 654,181 $ 652,666 $ 36,399
$ 34,884 $ 654,181 $ 652,666 $ 36,399
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1.26% Shares Held Value (000's)
Exchange-Traded Funds - 1.26%
iShares Short-Term National Muni Bond ETF 1,000 $ 108
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
17,135 1,042
VanEck High Yield Muni ETF 16,320 1,037
VanEck Short High Yield Muni ETF 1,000 25
$ 2,212
TOTAL INVESTMENT COMPANIES $ 2,212
MUNICIPAL BONDS - 103.03%
Principal
Amount (000's) Value (000's)
Alabama - 3.20%
Columbia Industrial Development Board
0.02%, 12/01/2037
(a)
$ 1,400 $ 1,400
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 2,034
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 1,014
5.25%, 05/01/2044
(b)
1,000 1,175
$ 5,623
Alaska - 1.34%
Northern Tobacco Securitization Corp
4.00%, 06/01/2050 1,000 1,178
4.00%, 06/01/2050 1,000 1,167
$ 2,345
Arizona - 3.49%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(b)
1,000 897
7.25%, 01/01/2054
(b)
1,000 800
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,822
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,608
$ 6,127
Arkansas - 0.64%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(b)
1,000 1,115
California - 4.41%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 543
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(b)
1,000 1,175
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,010
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(b)
2,000 2,035
4.00%, 08/01/2056
(b)
1,000 1,103
La Verne Public Financing Authority
7.25%, 09/01/2026 430 432
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,437
$ 7,735
Colorado - 6.67%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(b)
1,000 1,057
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,367
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,175
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,084
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
683 850
4.00%, 12/15/2036
(c),(d)
1,820 2,253
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 545
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
$ 2,000 $ 2,296
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,000 1,084
$ 11,711
Connecticut - 1.09%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
1,800 1,907
District of Columbia - 0.65%
District of Columbia
4.00%, 07/01/2039 1,000 1,147
Florida - 8.98%
County of Broward FL
0.02%, 12/01/2048
(a)
500 500
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 4,215
7.38%, 01/01/2049
(b)
3,750 4,121
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,619
JEA Water & Sewer System Revenue
0.01%, 10/01/2038
(a)
1,490 1,490
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,542
Orange County Housing Finance Authority
7.00%, 10/01/2025 275 276
$ 15,763
Georgia - 3.40%
George L Smith II Congress Center Authority
4.00%, 01/01/2054 1,000 1,138
5.00%, 01/01/2054
(b)
2,000 2,361
Municipal Electric Authority of Georgia (credit
support from Assured Guaranty Municipal Corp )
5.00%, 01/01/2062
(c)
2,000 2,470
$ 5,969
Guam - 1.46%
Territory of Guam
4.00%, 01/01/2042
(e)
2,250 2,565
Illinois - 12.77%
City of Chicago IL
5.50%, 01/01/2042 300 340
5.50%, 01/01/2049 1,000 1,238
6.00%, 01/01/2038 1,900 2,362
7.46%, 02/15/2026 1,595 1,224
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 872
5.00%, 01/01/2039 1,200 1,366
Illinois Finance Authority
0.00%, 12/01/2042
(f),(g)
94 —
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,228
5.00%, 06/15/2029 1,000 1,245
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
4,991 5,851
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,225
5.00%, 06/15/2057 500 593
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,000 1,194
State of Illinois
5.00%, 11/01/2028 500 610
5.00%, 03/01/2046 1,450 1,808
5.50%, 07/01/2027 1,150 1,251
$ 22,407

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana - 0.47%
Indiana Finance Authority
0.01%, 02/01/2035
(a)
$ 500 $ 500
Town of Shoals IN
7.25%, 11/01/2043 300 325
$ 825
Louisiana - 4.74%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(b)
1,000 1,116
5.50%, 11/01/2039
(b)
800 922
5.65%, 11/01/2037
(b)
1,000 1,212
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(f)
278 —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 4,031
Parish of St John the Baptist LA
2.10%, 06/01/2037
(a)
1,000 1,039
$ 8,320
Maine - 0.65%
Finance Authority of Maine
5.25%, 01/01/2025
(b)
1,000 1,136
Maryland - 0.38%
City of Westminster MD
6.25%, 07/01/2044 600 664
Michigan - 3.30%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,227
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 935 1,080
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,161
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,161
5.00%, 11/15/2049 1,000 1,156
$ 5,785
Missouri - 0.94%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
400 525
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,125
$ 1,650
Montana - 0.88%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,547
Nevada - 2.10%
City of Las Vegas NV Special Improvement
District No 816
3.13%, 06/01/2046 1,000 1,022
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,396 1,694
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(b)
981 970
$ 3,686
New Hampshire - 1.54%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 1,091
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,606
$ 2,697
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey - 4.74%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 $ 250 $ 269
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 600
5.00%, 06/15/2047 500 602
5.25%, 06/15/2040 55 65
5.25%, 06/15/2040 945 1,097
5.63%, 11/15/2030 1,500 1,674
5.75%, 09/15/2027 500 519
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,302
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,187
$ 8,315
New York - 7.40%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 456
New York State Bridge Authority
4.00%, 01/01/2046 725 865
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,177
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 1,084
4.00%, 10/01/2030 1,000 1,198
4.00%, 12/01/2042 1,000 1,162
4.00%, 04/30/2053 1,000 1,151
5.00%, 01/01/2036 1,000 1,208
5.38%, 08/01/2036 1,000 1,275
Troy Capital Resource Corp
4.00%, 09/01/2035 180 216
4.00%, 09/01/2036 280 336
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(b)
1,340 1,342
4.13%, 12/01/2041
(b)
1,500 1,511
$ 12,981
Ohio - 4.02%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,900 3,372
Cleveland-Cuyahoga County Port Authority
4.50%, 12/01/2055
(b),(e)
1,000 1,073
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 1,174
5.00%, 07/01/2049
(b)
1,000 1,168
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(f),(g)
1,000 267
$ 7,054
Oklahoma - 1.36%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,228
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,155
$ 2,383
Oregon - 0.12%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(f)
1,000 215
Pennsylvania - 4.27%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 543
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042
(e)
1,000 1,255
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,267
5.00%, 06/01/2035 1,000 1,228

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 $ 1,000 $ 1,098
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(b)
1,000 1,042
5.50%, 11/01/2044 1,000 1,066
$ 7,499
Puerto Rico - 0.92%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(f)
1,805 1,620
South Carolina - 2.11%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 550
6.50%, 06/01/2051
(b)
3,000 3,145
$ 3,695
South Dakota - 0.29%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 500
Tennessee - 2.91%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,198
5.00%, 10/01/2035 500 561
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2054 2,000 2,491
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 865
$ 5,115
Texas - 6.38%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,632
North Texas Tollway Authority
5.00%, 01/01/2045 615 699
5.00%, 01/01/2048 500 599
Port Beaumont Navigation District
3.00%, 01/01/2050
(b)
2,000 1,973
4.00%, 01/01/2050
(b)
3,500 3,622
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,990 2,334
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 339
$ 11,198
Utah - 0.86%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,510
Vermont - 0.88%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(b)
1,300 1,552
Virginia - 0.65%
Virginia Small Business Financing Authority
4.00%, 12/01/2036 1,000 1,145
Washington - 0.67%
Washington State Housing Finance Commission
3.50%, 12/20/2035 997 1,170
Wisconsin - 2.35%
Public Finance Authority
5.00%, 01/01/2024 500 549
5.00%, 12/01/2025 1,200 1,406
5.00%, 09/01/2039
(b)
1,000 1,162
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 $ 45 $ 45
6.00%, 07/01/2028 170 168
6.50%, 07/01/2033 300 292
7.00%, 07/01/2043 500 496
$ 4,118
TOTAL MUNICIPAL BONDS $ 180,794
Total Investments $ 183,006
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.38)%
Notes with interest rates of 0.05% - 0.21% at
August 31, 2021 and contractual maturity of
collateral from 2024-2036.
(h)
$ (7,691) (7,691)
Total Net Investments $ 175,315
Other Assets and Liabilities -  0.09% 161
TOTAL NET ASSETS - 100.00% $ 175,476
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $56,242 or 32.05% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 85.46%
General Obligation Unlimited 6.77%
Insured 4.15%
Tax Allocation 3.01%
General Obligation Limited 1.40%
Investment Companies 1.26%
Certificate Participation 0.70%
Prerefunded 0.67%
Special Assessment 0.58%
Special Tax 0.29%
Liability For Floating Rate Notes Issued (4.38)%
Other Assets and Liabilities
0.09%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .49 % Shares Held Value (000's)
Money Market Funds - 2 .49%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
8,064,026 $ 8,064
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
88,192,044 88,192
$ 96,256
TOTAL INVESTMENT COMPANIES $ 96,256
COMMON STOCKS - 97 .03 % Shares Held Value (000's)
Aerospace & Defense - 0 .72%
Bharat Electronics Ltd 10,903,400 $ 27,817
Apparel - 1 .11%
Makalot Industrial Co Ltd 1,211,000 10,398
Shenzhou International Group Holdings Ltd 1,493,000 32,363
$ 42,761
Automobile Manufacturers - 0 .73%
Kia Corp 386,000 28,237
Automobile Parts & Equipment - 0 .43%
Fangda Special Steel Technology Co Ltd 13,269,000 16,686
Banks - 8 .87%
Bank of Chengdu Co Ltd 15,603,000 29,236
Bank of China Ltd 142,200,000 49,832
China Merchants Bank Co Ltd 12,087,500 99,693
Grupo Financiero Banorte SAB de CV 6,499,500 42,902
Powszechna Kasa Oszczednosci Bank Polski SA
(d)
1,170,000 12,843
Sberbank of Russia PJSC ADR 4,025,500 71,891
Shinhan Financial Group Co Ltd 1,093,000 36,412
$ 342,809
Beverages - 0 .45%
Ambev SA 5,348,000 17,531
Building Materials - 2 .99%
Xinyi Glass Holdings Ltd 10,852,000 45,603
Zhuzhou Kibing Group Co Ltd 16,569,738 69,974
$ 115,577
Chemicals - 4 .49%
Anhui Guangxin Agrochemical Co Ltd 3,909,976 21,271
Coromandel International Ltd 1,608,500 17,452
Hansol Chemical Co Ltd 97,237 24,298
Kumho Petrochemical Co Ltd 172,300 28,807
Lier Chemical Co Ltd 2,248,959 10,428
Luxi Chemical Group Co Ltd 6,142,996 22,019
Sinoma Science & Technology Co Ltd 4,412,947 20,383
Wanhua Chemical Group Co Ltd 1,100,969 18,173
Zhejiang Satellite Petrochemical Co Ltd 1,638,980 10,639
$ 173,470
Coal - 1 .38%
China Shenhua Energy Co Ltd 14,030,000 31,025
Shaanxi Coal Industry Co Ltd 10,441,768 22,159
$ 53,184
Computers - 5 .61%
Asustek Computer Inc 4,657,000 54,365
Gigabyte Technology Co Ltd 6,695,500 21,119
Infosys Ltd ADR 3,820,418 91,003
LG Corp 213,858 17,541
Phison Electronics Corp 2,124,700 32,563
$ 216,591
Diversified Financial Services - 8 .24%
B3 SA - Brasil Bolsa Balcao 8,251,500 22,293
Chailease Holding Co Ltd 4,488,844 43,062
Fubon Financial Holding Co Ltd 21,898,300 67,075
Hana Financial Group Inc 1,614,000 62,501
KB Financial Group Inc 788,800 35,883
KIWOOM Securities Co Ltd 154,100 15,630
Korea Investment Holdings Co Ltd 196,500 16,091
Manappuram Finance Ltd 6,260,800 13,718
Muthoot Finance Ltd 1,443,200 29,877
Yuanta Financial Holding Co Ltd 13,480,000 12,143
$ 318,273
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment - 1 .10%
Delta Electronics Inc 2,095,400 $ 20,411
LG Innotek Co Ltd 120,100 22,200
$ 42,611
Electronics - 3 .91%
BYD Electronic International Co Ltd 4,043,200 18,495
Hon Hai Precision Industry Co Ltd 7,736,400 30,894
Lotes Co Ltd 1,054,700 20,502
Lotes Co Ltd - Rights
(d)
20,385 78
Q Technology Group Co Ltd 9,494,000 16,668
Samsung Electro-Mechanics Co Ltd 111,800 17,741
Shenzhen Topband Co Ltd 6,879,703 15,225
Silergy Corp 86,000 12,300
TXC Corp 4,686,000 19,223
$ 151,126
Food - 3 .47%
BIM Birlesik Magazalar AS 2,263,000 19,530
Dino Polska SA
(d),(e)
506,300 42,916
JBS SA 10,082,000 59,254
Marfrig Global Foods SA 3,123,000 12,430
$ 134,130
Gas - 2 .02%
China Resources Gas Group Ltd 1,853,000 11,233
ENN Energy Holdings Ltd 3,371,400 66,712
$ 77,945
Healthcare - Products - 0 .26%
Jafron Biomedical Co Ltd 1,339,948 10,172
Healthcare - Services - 0 .49%
Wuxi Biologics Cayman Inc
(d),(e)
1,226,000 18,981
Home Furnishings - 1 .53%
E Ink Holdings Inc 12,088,300 33,961
Ecovacs Robotics Co Ltd 657,920 14,965
JS Global Lifestyle Co Ltd
(e)
4,122,000 10,353
$ 59,279
Insurance - 1 .36%
Cathay Financial Holding Co Ltd 14,651,000 31,464
Ping An Insurance Group Co of China Ltd 2,724,300 21,095
$ 52,559
Internet - 8 .04%
Alibaba Group Holding Ltd ADR
(d)
636,800 106,339
Meituan
(d),(e)
551,600 17,637
Naspers Ltd 135,900 23,448
NAVER Corp 55,500 21,015
Tencent Holdings Ltd 2,303,605 142,277
$ 310,716
Iron & Steel - 2 .84%
Kumba Iron Ore Ltd
(f)
531,100 23,851
Vale SA 4,514,500 85,780
$ 109,631
Mining - 3 .48%
Anglo American Platinum Ltd
(f)
186,800 21,187
China Hongqiao Group Ltd 7,737,000 11,476
Grupo Mexico SAB de CV 5,091,700 23,608
Impala Platinum Holdings Ltd 1,572,000 24,084
MMC Norilsk Nickel PJSC ADR 957,346 31,449
NMDC Ltd 10,767,000 22,632
$ 134,436
Miscellaneous Manufacturers - 1 .95%
Elite Material Co Ltd 2,583,000 21,752
Sunny Optical Technology Group Co Ltd 1,768,400 53,515
$ 75,267
Oil & Gas - 2 .80%
LUKOIL PJSC ADR 548,000 46,415
Novatek PJSC 102,600 24,318
PetroChina Co Ltd 44,000,000 19,220
PTT Exploration & Production PCL 5,266,000 18,173
$ 108,126

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 2 .10%
Aurobindo Pharma Ltd 1,438,800 $ 14,313
Changchun High & New Technology Industry
Group Inc
330,563 13,074
CSPC Pharmaceutical Group Ltd 13,771,000 17,470
Shanghai Fosun Pharmaceutical Group Co Ltd 3,286,800 21,085
Sinopharm Group Co Ltd 5,942,000 15,292
$ 81,234
Real Estate - 0 .52%
Country Garden Services Holdings Co Ltd 2,650,100 20,222
Retail - 3 .23%
ANTA Sports Products Ltd 3,405,600 69,954
Li Ning Co Ltd 1,717,000 23,025
Zhongsheng Group Holdings Ltd 3,780,100 31,605
$ 124,584
Semiconductors - 17 .80%
ASE Technology Holding Co Ltd 2,686,000 12,369
Maxscend Microelectronics Co Ltd 466,078 27,379
MediaTek Inc 1,736,900 56,323
Novatek Microelectronics Corp 2,909,500 46,952
Parade Technologies Ltd 713,100 44,873
Realtek Semiconductor Corp 2,534,000 50,504
Samsung Electronics Co Ltd 27,690 45,210
Samsung Electronics Co Ltd 1,578,749 104,226
Taiwan Semiconductor Manufacturing Co Ltd 7,585,956 166,400
Taiwan Semiconductor Manufacturing Co Ltd
ADR
732,417 87,165
Vanguard International Semiconductor Corp 2,278,000 12,117
Will Semiconductor Co Ltd Shanghai 912,936 34,263
$ 687,781
Software - 3 .32%
HCL Technologies Ltd 7,923,300 128,099
Telecommunications - 0 .81%
MTN Group Ltd
(d)
3,426,000 31,446
Textiles - 0 .64%
Tongkun Group Co Ltd 6,673,903 24,690
Transportation - 0 .34%
SITC International Holdings Co Ltd 3,017,000 13,142
TOTAL COMMON STOCKS $ 3,749,113
PREFERRED STOCKS - 1 .28 % Shares Held Value (000's)
Banks - 1 .28%
Banco Bradesco SA 28.09% 11,065,087 $ 49,282
TOTAL PREFERRED STOCKS $ 49,282
Total Investments $ 3,894,651
Other Assets and Liabilities -  (0.80)% (30,915)
TOTAL NET ASSETS - 100.00% $ 3,863,736
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,304 or 0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $89,887 or 2.33% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $25,809 or 0.67% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 33 .58%
Taiwan 22 .01%
Korea, Republic Of 12 .31%
India 8 .94%
Brazil 6 .38%
Russian Federation 4 .50%
United States 3 .65%
South Africa 3 .21%
Hong Kong 2 .08%
Mexico 1 .72%
Poland 1 .44%
Turkey 0 .51%
Thailand 0 .47%
Other Assets and Liabilities
( 0 .80 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,485 $ 2,885,717 $ 2,875,010 $ 88,192
$ 77,485 $ 2,885,717 $ 2,875,010 $ 88,192
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .14 % Shares Held Value (000's)
Money Market Funds - 1 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
12,632,398 $ 12,632
TOTAL INVESTMENT COMPANIES $ 12,632
COMMON STOCKS - 98 .87 % Shares Held Value (000's)
Advertising - 1 .61%
Interpublic Group of Cos Inc/The 479,919 $ 17,867
Automobile Parts & Equipment - 1 .31%
Linamar Corp 256,999 14,561
Banks - 10 .37%
Bank OZK 677,587 28,750
Cathay General Bancorp 390,987 15,554
Cullen/Frost Bankers Inc 122,459 13,987
East West Bancorp Inc 396,596 29,086
ServisFirst Bancshares Inc 277,831 20,398
Washington Trust Bancorp Inc 142,355 7,582
$ 115,357
Chemicals - 3 .53%
HB Fuller Co 128,628 8,691
Huntsman Corp 543,124 14,355
RPM International Inc 196,801 16,195
$ 39,241
Commercial Services - 0 .92%
John Wiley & Sons Inc 177,097 10,289
Computers - 3 .40%
Amdocs Ltd 361,935 27,880
Leidos Holdings Inc 101,096 9,918
$ 37,798
Consumer Products - 2 .22%
Avery Dennison Corp 109,404 24,659
Diversified Financial Services - 3 .87%
Federal Agricultural Mortgage Corp 106,587 10,435
Hamilton Lane Inc 143,619 12,361
Raymond James Financial Inc 144,658 20,238
$ 43,034
Electric - 2 .74%
ALLETE Inc 281,593 18,985
IDACORP Inc 108,836 11,466
$ 30,451
Electrical Components & Equipment - 3 .05%
Energizer Holdings Inc 331,506 13,041
Littelfuse Inc 73,404 20,950
$ 33,991
Electronics - 3 .55%
Hubbell Inc 92,649 19,096
nVent Electric PLC 594,709 20,434
$ 39,530
Engineering & Construction - 0 .51%
Comfort Systems USA Inc 74,011 5,623
Food - 1 .66%
Ingredion Inc 210,245 18,472
Gas - 0 .84%
NiSource Inc 378,015 9,318
Hand & Machine Tools - 4 .89%
Lincoln Electric Holdings Inc 138,266 19,304
MSA Safety Inc 100,038 16,290
Snap-on Inc 83,633 18,813
$ 54,407
Healthcare - Products - 5 .57%
CONMED Corp 184,586 24,243
Hill-Rom Holdings Inc 163,331 23,778
STERIS PLC 64,791 13,931
$ 61,952
Healthcare - Services - 0 .80%
Select Medical Holdings Corp 257,001 8,885
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 3 .16%
LCI Industries 165,230 $ 23,406
MDC Holdings Inc 225,951 11,806
$ 35,212
Insurance - 5 .44%
Assured Guaranty Ltd 370,747 18,486
Fidelity National Financial Inc 582,414 28,439
James River Group Holdings Ltd 371,486 13,667
$ 60,592
Leisure Products & Services - 4 .92%
Acushnet Holdings Corp 555,403 27,748
Brunswick Corp/DE 278,994 27,026
$ 54,774
Machinery - Diversified - 4 .36%
Albany International Corp 199,441 15,622
Crane Co 159,872 16,270
Nordson Corp 69,705 16,632
$ 48,524
Media - 0 .90%
Cable One Inc 4,776 10,028
Metal Fabrication & Hardware - 1 .39%
Timken Co/The 209,649 15,418
Miscellaneous Manufacturers - 1 .63%
Donaldson Co Inc 147,359 9,983
EnPro Industries Inc 95,390 8,157
$ 18,140
Oil & Gas - 3 .23%
Cimarex Energy Co 214,836 13,797
Diamondback Energy Inc 155,965 12,031
HollyFrontier Corp 313,095 10,122
$ 35,950
Packaging & Containers - 1 .38%
Packaging Corp of America 101,239 15,358
Pharmaceuticals - 0 .38%
Phibro Animal Health Corp 175,010 4,251
Pipelines - 1 .35%
Targa Resources Corp 341,944 15,018
REITs - 11 .96%
Agree Realty Corp 207,152 15,443
Camden Property Trust 68,802 10,323
CyrusOne Inc 232,547 17,901
EastGroup Properties Inc 89,656 16,161
Four Corners Property Trust Inc 380,634 10,890
Granite Real Estate Investment Trust 241,884 17,462
Medical Properties Trust Inc 776,814 15,909
STORE Capital Corp 446,729 16,114
Terreno Realty Corp 192,899 12,888
$ 133,091
Retail - 1 .17%
Papa John's International Inc 102,259 13,041
Semiconductors - 3 .81%
MKS Instruments Inc 186,470 27,445
Monolithic Power Systems Inc 30,279 14,986
$ 42,431
Shipbuilding - 1 .34%
Huntington Ingalls Industries Inc 73,312 14,968
Software - 0 .36%
ManTech International Corp/VA 51,029 4,040
Toys, Games & Hobbies - 1 .25%
Hasbro Inc 142,068 13,967
TOTAL COMMON STOCKS $ 1,100,238
Total Investments $ 1,112,870
Other Assets and Liabilities -  (0.01)% (112)
TOTAL NET ASSETS - 100.00% $ 1,112,758

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2021
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 31 .64%
Industrial 22 .10%
Consumer, Cyclical 11 .81%
Consumer, Non-cyclical 11 .55%
Technology 7 .57%
Energy 4 .58%
Utilities 3 .58%
Basic Materials 3 .53%
Communications 2 .51%
Money Market Funds 1 .14%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,508 $ 529,117 $ 531,993 $ 12,632
$ 15,508 $ 529,117 $ 531,993 $ 12,632
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .26 % Shares Held Value (000's)
Money Market Funds - 2 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
260,191 $ 260
TOTAL INVESTMENT COMPANIES $ 260
COMMON STOCKS - 98 .12 % Shares Held Value (000's)
Apparel - 4 .71%
Deckers Outdoor Corp
(b)
368 $ 154
Levi Strauss & Co 9,316 244
Tapestry Inc 3,554 143
$ 541
Banks - 3 .52%
Signature Bank/New York NY 572 148
SVB Financial Group
(b)
459 257
$ 405
Biotechnology - 8 .09%
Arrowhead Pharmaceuticals Inc
(b)
874 59
Denali Therapeutics Inc
(b)
1,095 58
Fate Therapeutics Inc
(b)
759 56
Horizon Therapeutics Plc
(b)
4,038 436
Maravai LifeSciences Holdings Inc
(b)
3,455 204
Novavax Inc
(b)
486 116
$ 929
Building Materials - 5 .14%
Eagle Materials Inc 1,260 198
Masonite International Corp
(b)
726 87
Summit Materials Inc
(b)
4,724 159
Trex Co Inc
(b)
1,334 146
$ 590
Chemicals - 2 .80%
Albemarle Corp 485 115
Element Solutions Inc 9,108 207
$ 322
Commercial Services - 1 .37%
Herc Holdings Inc
(b)
1,193 157
Computers - 1 .59%
Zscaler Inc
(b)
658 183
Cosmetics & Personal Care - 1 .86%
Coty Inc
(b)
12,335 121
elf Beauty Inc
(b)
3,014 93
$ 214
Diversified Financial Services - 3 .63%
OneMain Holdings Inc 3,656 211
Tradeweb Markets Inc 2,361 206
$ 417
Electrical Components & Equipment - 1 .37%
Littelfuse Inc 549 157
Energy - Alternate Sources - 1 .31%
Enphase Energy Inc
(b)
869 151
Entertainment - 0 .84%
International Game Technology PLC
(b)
4,469 96
Healthcare - Products - 12 .42%
Alphatec Holdings Inc
(b)
10,319 149
AtriCure Inc
(b)
1,907 140
Avantor Inc
(b)
5,646 223
Axonics Inc
(b)
3,480 261
Bio-Techne Corp 311 155
CONMED Corp 622 82
Natera Inc
(b)
1,827 216
Omnicell Inc
(b)
898 140
SI-BONE Inc
(b)
2,481 61
$ 1,427
Healthcare - Services - 1 .20%
Community Health Systems Inc
(b)
11,242 138
Home Builders - 1 .37%
Meritage Homes Corp
(b)
1,414 158
Home Furnishings - 1 .51%
Sonos Inc
(b)
4,370 174
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 3 .79%
Criteo SA ADR
(b)
3,481 $ 131
Revolve Group Inc
(b)
1,409 81
Zendesk Inc
(b)
1,807 223
$ 435
Machinery - Construction & Mining - 0 .94%
Oshkosh Corp 939 108
Machinery - Diversified - 4 .78%
Altra Industrial Motion Corp 1,957 115
Chart Industries Inc
(b)
946 178
Middleby Corp/The
(b)
1,401 256
$ 549
Mining - 1 .29%
Livent Corp
(b)
5,955 148
Oil & Gas - 1 .71%
Matador Resources Co 4,733 136
Ovintiv Inc 2,228 61
$ 197
Pharmaceuticals - 1 .91%
Option Care Health Inc
(b)
8,203 219
Retail - 6 .75%
Academy Sports & Outdoors Inc
(b)
5,110 226
BJ's Wholesale Club Holdings Inc
(b)
4,232 240
Five Below Inc
(b)
653 139
Floor & Decor Holdings Inc
(b)
1,380 170
$ 775
Semiconductors - 6 .52%
Ambarella Inc
(b)
1,585 164
Entegris Inc 1,628 196
MACOM Technology Solutions Holdings Inc
(b)
1,868 113
Monolithic Power Systems Inc 185 92
ON Semiconductor Corp
(b)
1,908 85
Synaptics Inc
(b)
524 99
$ 749
Software - 15 .59%
Avalara Inc
(b)
1,119 201
Dynatrace Inc
(b)
3,241 223
Everbridge Inc
(b)
1,535 241
Manhattan Associates Inc
(b)
1,544 252
MongoDB Inc
(b)
533 209
Nutanix Inc
(b)
6,503 240
Qualtrics International Inc
(b)
3,276 148
ZoomInfo Technologies Inc
(b)
4,259 277
$ 1,791
Telecommunications - 2 .11%
Arista Networks Inc
(b)
657 243
TOTAL COMMON STOCKS $ 11,273
Total Investments $ 11,533
Other Assets and Liabilities -  (0.38)% (44)
TOTAL NET ASSETS - 100.00% $ 11,489
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26 .85%
Technology 23 .70%
Consumer, Cyclical 15 .18%
Industrial 12 .23%
Financial 7 .15%
Communications 5 .90%
Basic Materials 4 .09%
Energy 3 .02%
Money Market Funds 2 .26%
Other Assets and Liabilities
( 0 .38 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 47 $ 5,784 $ 5,571 $ 260
$ 47 $ 5,784 $ 5,571 $ 260
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3.31% Shares Held Value (000's)
Exchange-Traded Funds - 0.41%
Invesco Preferred ETF 491,033 $ 7,429
iShares Preferred & Income Securities ETF
(a)
698,982 27,540
$ 34,969
Money Market Funds - 2.90%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
14,279,728 14,280
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
230,734,302 230,734
$ 245,014
TOTAL INVESTMENT COMPANIES $ 279,983
CONVERTIBLE PREFERRED STOCKS
- 0.99% Shares Held Value (000's)
Banks - 0.99%
Bank of America Corp 7.25%
(f)
1,229 $ 1,804
Wells Fargo & Co 7.50%
(f)
55,070 82,110
$ 83,914
TOTAL CONVERTIBLE PREFERRED STOCKS $ 83,914
PREFERRED STOCKS - 8.94% Shares Held Value (000's)
Banks - 3.11%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,664
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
201,624 5,555
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,148 59
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
352,717 9,199
Bank of America Corp 5.00%, 09/17/2024
(f)
593 16
Bank of Hawaii Corp 4.38%, 08/01/2026
(a),(f)
1,981 51
Citigroup Inc 6.88%, 11/15/2023
(f)
414,370 11,577
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(f)
6,909 184
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 423
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
382,212 10,106
First Republic Bank/CA 0.00%, 08/30/2026
(e),(f)
140,000 3,468
First Republic Bank/CA 4.13%, 10/30/2025
(f)
54 1
Fulton Financial Corp 5.13%, 01/15/2026
(f)
450,381 12,160
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(a),(f)
723,967 19,677
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc /OH 5.88%,
10/15/2021
(f)
320,024 8,365
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(f)
277,529 7,324
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 5,999
KeyCorp 6.13%, 12/15/2026
(a),(f)
746,390 22,660
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(f)
7,107 192
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 19,394
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(f)
253 7
PNC Financial Services Group Inc /The 6.13%,
05/01/2022
(a),(f)
1,239,905 32,250
3 Month USD LIBOR + 4.07%
Regions Financial Corp 4.45%, 06/15/2026
(f)
375,234 9,591
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 9,546
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(f)
236,076 6,669
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,110 9,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 12,474
US Bancorp 3.50%, 10/01/2021
(f)
13,000 325
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(a),(f)
13,090 327
US Bancorp 4.00%, 04/15/2026
(a),(f)
46,768 1,200
US Bancorp 5.50%, 10/15/2023
(f)
323 9
US Bancorp 6.50%, 01/15/2022
(f)
234,945 6,038
3 Month USD LIBOR + 4.47%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 $ 5,183
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 5,222
Wells Fargo & Co 4.75%, 03/15/2025
(f)
338,394 8,754
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 5,046
Wells Fargo & Co 5.85%, 09/15/2023
(a),(f)
62,555 1,677
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 5,753
3 Month USD LIBOR + 3.69%
$ 262,660
Diversified Financial Services - 0.29%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 3,992
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 4,025
Capital One Financial Corp 4.80%, 06/01/2025
(f)
167,734 4,343
Capital One Financial Corp 5.00%, 12/01/2024
(f)
345,769 9,069
Stifel Financial Corp 4.50%, 08/15/2026
(f)
110,647 2,827
$ 24,256
Electric - 1.10%
Alabama Power Co 5.00%, 10/01/2022
(f)
567,187 14,996
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,724
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.63%, 03/15/2078 420 11
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,217
DTE Energy Co 5.25%, 12/01/2077 315,130 8,215
Duke Energy Corp 5.75%, 06/15/2024
(a),(f)
68,264 1,895
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 622
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 807
Georgia Power Co 5.00%, 10/01/2077 259,065 6,839
Integrys Holding Inc 6.00%, 08/01/2073 69,231 1,822
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
10/01/2021
(f)
451,479 11,874
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
143,523 3,891
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
86,675 2,399
Southern Co/The 4.95%, 01/30/2080
(a)
239,031 6,389
Southern Co/The 5.25%, 12/01/2077 555,000 14,730
Southern Co/The 5.25%, 10/01/2076 47,323 1,201
$ 92,632
Food - 0.30%
Dairy Farmers of America Inc 7.88%,
10/01/2021
(f),(g)
16,000 1,600
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 23,985
$ 25,585
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052
(a)
2,683 69
Entergy New Orleans LLC 5.50%, 04/01/2066 33,898 864
NiSource Inc 6.50%, 03/15/2024
(f)
953 26
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
$ 959
Insurance - 1.07%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 4,194
Allstate Corp/The 5.10%, 01/15/2053 537,816 14,521
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(a),(f)
7,000 190
American Financial Group Inc /OH 5.63%,
06/01/2060
126,116 3,549
American Financial Group Inc /OH 5.88%,
03/30/2059
(a)
101,467 2,801
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 408
Arch Capital Group Ltd 5.25%, 09/30/2021
(f)
289,487 7,315
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,403

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(f)
362,625 $ 9,131
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
474,991 12,815
Hartford Financial Services Group Inc /The
7.88%, 04/15/2042
1,038,497 27,385
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(a),(f)
27,969 744
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(a),(f)
136,352 3,465
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
25,958 694
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
72,909 2,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058
(a)
1,833 50
$ 90,830
Pipelines - 0.00%
Enbridge Inc 6.38%, 04/15/2078 2,031 55
3 Month USD LIBOR + 3.59%
REITs - 1.37%
Federal Realty Investment Trust 5.00%,
09/29/2022
(f)
49,135 1,303
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 326
Kimco Realty Corp 5.25%, 12/20/2022
(f)
406,949 10,898
National Retail Properties Inc 5.20%, 10/11/2021
(f)
119,459 3,014
Prologis Inc 8.54%, 11/13/2026
(f)
162,500 11,862
PS Business Parks Inc 4.88%, 11/04/2024
(a),(f)
3,847 108
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,531
Public Storage 0.00%, 08/17/2026
(a),(e),(f)
54,614 1,369
Public Storage 4.00%, 06/16/2026
(f)
785,000 19,939
Public Storage 4.13%, 08/14/2025
(f)
316,800 8,275
Public Storage 4.63%, 06/17/2025
(f)
277,658 7,691
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 5,166
Public Storage 4.90%, 10/14/2021
(f)
4,647 118
Public Storage 5.05%, 08/09/2022
(a),(f)
177,565 4,700
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,738
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,306 5,508
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 10,159
Vornado Realty Trust 5.40%, 10/01/2021
(f)
40,136 1,049
Vornado Realty Trust 5.70%, 10/01/2021
(f)
531,176 13,827
$ 115,581
Savings & Loans - 0.06%
People's United Financial Inc 5.63%, 12/15/2026
(f)
94,067 2,712
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(f)
42,713 1,116
Washington Federal Inc 4.88%, 04/15/2026
(f)
55,040 1,439
$ 5,267
Sovereign - 0.80%
CoBank ACB 6.13%, 01/01/2022
(f)
8,000 832
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 7,150
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,688
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,943
3 Month USD LIBOR + 4.01%
$ 67,613
Telecommunications - 0.83%
AT&T Inc 4.75%, 02/18/2025
(f)
2,641,038 69,327
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,072
$ 70,399
TOTAL PREFERRED STOCKS $ 755,837
BONDS - 85.95%
Principal
Amount (000's) Value (000's)
Banks - 48.18%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),( i )
$ 12,200 $ 14,309
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(f),(h),( i )
2,700 3,167
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),( i )
14,200 15,505
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),( i )
57,800 63,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),( i )
44,200 45,221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(f),(h),( i )
60,600 66,281
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(f),(h)
5,000 5,617
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,631 33,924
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 54,615
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
97,743 110,205
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,158
Bank of Montreal
1.85%, 05/01/2025 11,800 12,198
Bank of New York Mellon Corp/The
3.55%, 12/20/2021
(f)
70,400 70,959
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
38,575 40,417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.63%, 09/20/2026
(f),(h)
19,753 21,665
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,400 13,628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,197
4.90%, 06/04/2025
(f),(h)
51,100 55,507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.86%, 06/15/2032
(f),(h)
517 701
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
( i )
1,951 2,105
Barclays PLC
4.38%, 03/15/2028
(f),(h),( i )
12,900 13,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(f),(h),( i )
5,000 5,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),( i )
47,300 51,734
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 03/15/2022
(f),(h),( i )
30,065 31,013
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 06/15/2024
(f),(h),( i )
67,803 77,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.63%, 02/25/2031
(f),(g),(h),( i )
$ 10,000 $ 10,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),( i )
39,300 42,893
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(f),(h),( i )
8,700 9,498
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),( i )
11,525 11,783
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),( i )
2,500 3,008
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(f),(g),(h),( i )
100 117
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(f),(h),( i )
13,000 15,181
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,468
Citigroup Capital III
7.63%, 12/01/2036 3,300 4,917
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
45,790 47,106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 15,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.90%, 02/15/2023
(f),(h)
7,333 7,681
3 Month USD LIBOR + 4.23%
5.95%, 01/30/2023
(f),(h)
14,400 15,160
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
10,770 11,820
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(f),(h)
86,556 100,621
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
20,000 20,475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(f),(h)
62,097 69,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
6,900 7,193
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(f),(h)
11,200 11,914
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 20,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.69%, 02/15/2027
(g)
18,621 18,151
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),( i )
29,540 33,196
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),( i )
18,100 20,340
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),( i )
34,368 41,800
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),( i )
23,254 25,579
6.50%, 08/08/2023
( i )
6,000 6,600
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),( i )
$ 8,900 $ 8,822
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(f),(g),(h),( i )
34,800 36,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),( i )
11,000 11,949
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),( i )
7,400 8,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),( i )
4,838 5,004
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),( i )
6,500 7,012
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),( i )
77,040 84,845
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),( i )
10,000 10,788
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),( i )
5,500 5,871
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),( i )
29,645 33,399
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),( i )
4,775 5,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.50%, 03/26/2022
(f),(h),( i )
3,000 3,087
USD Swap Semi-Annual 5 Year + 5.08%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
13,525 14,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.13%, 01/15/2027 2,000 1,936
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc /The
3.65%, 08/10/2026
(f),(h)
10,000 10,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(f),(h)
13,500 13,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(f),(h)
23,363 25,057
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
13,750 15,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 115,481
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
55,708 92,475
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),( i )
15,900 17,490
USD Swap Rate NY 5 Year + 3.75%
6.25%, 03/23/2023
(f),(h),( i )
2,000 2,103
USD Swap Rate NY 5 Year + 3.45%
6.37%, 03/30/2025
(f),(h),( i )
14,800 16,336
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(f),(h),( i )
3,300 3,585
USD Swap Rate NY 5 Year + 3.71%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.50%, 03/23/2028
(f),(h),( i )
$ 25,600 $ 29,111
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(a),(f),(h)
80,434 86,064
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 48,605
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 11/16/2026
(f),(h),( i )
19,075 21,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(a),(f),(h),( i )
44,300 49,250
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),( i )
45,000 49,275
USD Swap Rate NY 5 Year + 4.20%
6.87%, 04/16/2022
(f),(h),( i )
69,986 72,173
USD Swap Rate NY 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),( i )
32,021 36,553
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
137,550 139,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.93%, 11/01/2021
(f)
24,318 24,484
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
3,100 3,226
Secured Overnight Financing Rate + 3.13%
6.00%, 08/01/2023
(f),(h)
6,415 6,808
3 Month USD LIBOR + 3.30%
6.10%, 10/01/2024
(f),(h)
2,915 3,181
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
163,854 180,854
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
16,131 18,106
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.88%, 07/01/2028 7,825 7,551
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,474
Lloyds Bank PLC
12.00%, 12/16/2024
(a),(f),(g),(h)
20,250 21,389
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
1,035 1,093
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,415
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 10/01/2035
(f),(g),(h)
7,674 10,753
3 Month USD LIBOR + 1.50%
6.66%, 05/21/2037
(f),(h)
3,000 4,309
3 Month USD LIBOR + 1.27%
6.66%, 05/21/2037
(a),(f),(g),(h)
48,385 69,493
3 Month USD LIBOR + 1.27%
7.50%, 06/27/2024
(f),(h),( i )
47,496 53,136
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),( i )
22,500 26,031
USD Swap Semi-Annual 5 Year + 4.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
$ 7,800 $ 7,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(f),(h)
4,702 4,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(f),(h)
14,020 15,549
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
6,515 7,183
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),( i )
21,000 23,208
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(a),(f),(h),( i )
5,000 5,526
USD Swap Semi-Annual 5 Year + 3.70%
Natwest Group PLC
2.47%, 09/30/2027
(f)
1,900 1,881
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),( i )
35,000 39,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),( i )
22,825 26,905
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),( i )
42,131 46,370
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(f),(h),( i )
18,735 20,620
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),( i )
55,962 64,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(a),(f),(h)
1,300 1,429
3 Month USD LIBOR + 3.20%
NTC Capital I
0.65%, 01/15/2027 5,400 5,271
3 Month USD LIBOR + 0.52%
NTC Capital II
0.72%, 04/15/2027 6,500 6,336
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc /The
3.80%, 11/01/2021
(f)
5,289 5,315
3 Month USD LIBOR + 3.68%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
16,750 18,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),( i )
32,800 35,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),( i )
11,800 12,125
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
4.75%, 05/26/2026
(f),(g),(h),( i )
12,000 12,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.37%, 09/13/2021
(f),(h),( i )
2,140 2,144
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(g),(h),( i )
16,800 18,291
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),( i )
25,026 25,074
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/18/2023
(f),(g),(h),( i )
4,900 5,433
USD Swap Semi-Annual 5 Year + 4.98%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
7.88%, 12/18/2023
(f),(h),( i )
$ 14,000 $ 15,523
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),( i )
26,660 31,495
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(a),(f),(h),( i )
19,000 22,446
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.30%, 08/19/2028
(f),(g),(h),( i )
12,000 11,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.87%, 03/15/2033
(h)
1,026 1,143
USD Swap Rate NY 5 Year + 1.97%
6.00%, 07/26/2025
(f),(h),( i )
1,000 1,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),( i )
15,000 16,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(f),(g),(h)
16,500 23,038
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
2,800 3,910
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),( i )
17,700 18,342
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),( i )
23,500 24,352
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),( i )
25,000 27,125
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.72%, 12/15/2021
(f)
1,334 1,342
3 Month USD LIBOR + 3.60%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
18,700 19,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
12,350 12,782
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(f),(h),( i )
16,400 17,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(f),(h),( i )
13,800 15,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),( i )
5,200 5,320
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.77%, 03/15/2028 9,022 8,750
3 Month USD LIBOR + 0.65%
0.79%, 05/15/2027 10,900 10,493
3 Month USD LIBOR + 0.67%
1.12%, 04/01/2027 7,000 6,843
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
99,300 105,387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 48,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),( i )
$ 20,000 $ 20,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(f),(g),(h),( i )
17,000 17,404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(f),(h),( i )
11,933 13,648
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),( i )
20,500 22,474
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),( i )
13,900 15,238
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),( i )
20,700 23,753
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),( i )
21,000 23,205
USD Swap Semi-Annual 5 Year + 5.18%
USB Realty Corp
1.27%, 01/15/2022
(f),(g)
1,500 1,170
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
0.63%, 01/15/2027 6,345 6,210
3 Month USD LIBOR + 0.50%
3.90%, 03/15/2026
(f),(h)
76,343 79,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(f),(h)
50,250 56,587
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 5,150
$ 4,074,968
Diversified Financial Services - 5.17%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
31,900 33,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
8,500 8,851
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(f),(h)
50,000 50,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.93%, 09/01/2021
(f)
19,021 19,021
3 Month USD LIBOR + 3.80%
3.95%, 09/01/2026
(f),(h)
22,600 23,419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
1,276 1,327
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(f),(h)
90,600 95,356
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
106,727 118,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(f),(h)
28,358 28,961
3 Month USD LIBOR + 4.82%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
$ 19,750 $ 20,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
5,947 6,408
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 30,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 437,336
Electric - 4.65%
CMS Energy Corp
3.75%, 12/01/2050
(h)
2,000 2,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
119,252 127,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
94,969 101,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
65,695 77,953
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
2,991 3,417
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.21%, 10/01/2066 20,264 19,149
3 Month USD LIBOR + 2.07%
2.24%, 06/15/2067 7,700 7,253
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,572
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 938
3 Month USD LIBOR + 3.16%
Southern Co/The
3.75%, 09/15/2051
(h)
21,700 22,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
14,700 15,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,280 13,497
3 Month USD LIBOR + 3.63%
$ 393,507
Food - 0.10%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,787
Gas - 0.87%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
70,300 73,463
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18.76%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allianz SE
3.50%, 11/17/2025
(f),(g),(h)
$ 27,600 $ 28,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,757
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,800 15,841
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 53,905
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 43,229
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,188
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
66,620 76,813
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
49,400 56,161
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
23,390 27,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(h)
500 574
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
27,793 39,049
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 33,172
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 21,706
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,815
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(f),(h)
1,500 1,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.51%, 05/01/2067
(a)
22,020 20,815
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc /The
2.25%, 02/12/2067
(g)
2,735 2,626
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
25,404 28,856
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
17,000 17,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(g)
76,240 102,591
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 31,891
Lincoln National Corp
2.17%, 04/20/2067 43,198 37,798
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(h)
11,788 14,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
$ 9,545 $ 10,798
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 34,540
MetLife Inc
3.85%, 09/15/2025
(f),(h)
51,000 53,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,770 26,696
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
63,475 96,995
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 89,274
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(f),(h)
520 595
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 2,061
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(a),(g),(h)
10,700 11,048
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,388
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 98,374
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 3,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.75%, 01/21/2051
(h)
9,000 8,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
4.70%, 01/20/2046
(g),(h)
5,000 5,575
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,470
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 12,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,238
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,150 84,526
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 47,517
3 Month USD LIBOR + 4.18%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 64,069
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
18,300 19,078
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
4.00%, 09/14/2077
(a),(g),(h)
4,700 5,135
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 17,135
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,524
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 82,432
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
11,706 12,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
$ 54,000 $ 54,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,586,402
Oil & Gas - 0.73%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
24,400 25,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
32,562 35,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 61,880
Pipelines - 4.29%
Enbridge Inc
5.75%, 07/15/2080
(h)
65,201 73,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(a),(h)
44,100 48,848
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
34,882 38,353
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,300 60,897
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
29,415 30,372
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 6,431
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
51,000 56,610
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(h)
42,281 47,407
3 Month USD LIBOR + 4.64%
$ 362,530
REITs - 0.97%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 11,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 66,368
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 82,120
Sovereign - 0.37%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
16,400 18,573
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
11,800 12,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 31,376
Telecommunications - 1.20%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
24,000 24,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(h)
62,686 77,420
USD Swap Semi-Annual 5 Year + 4.87%
$ 101,810

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.49%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
$ 35,709 $ 40,931
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 7,268,975
TOTAL PURCHASED OPTIONS - 0.00% $ 20
Total Investments $ 8,388,729
Other Assets and Liabilities -  0.81% 68,730
TOTAL NET ASSETS - 100.00% $ 8,457,459
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $45,762 or 0.54% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $47,110 or 0.56% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,698,700 or 20.09% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,884,824 or 22.29% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 79.97%
Utilities 6.63%
Energy 5.02%
Money Market Funds 2.90%
Communications 2.03%
Government 1.17%
Industrial 0.66%
Investment Companies 0.41%
Consumer, Non-cyclical 0.40%
Purchased Options 0.00%
Other Assets and Liabilities
0.81%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 245,019 $ 2,659,976 $ 2,674,261 $ 230,734
$ 245,019 $ 2,659,976 $ 2,674,261 $ 230,734
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2021
N/A 1,300 $ 1,300 $ 177.00 09/27/2021 $ 44 $ 20 $ (24)
Total $ 44 $ 20 $ (24)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; December 2021 Short 1,300 $ 211,859 $ (462)
Total $ (462)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
August 31, 2021
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2021 $ 33.85 ( $ 0.18) $ 10.06 $ 9.88 $ – ( $ 1.14) ( $ 1.14) $ 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
2019 24.49 (0.01) 2.67 2.66 – (1.59) (1.59) 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
2017 16.85 0.07 3.08 3.15 – (0.09) (0.09) 19.91
Class C shares
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
2017 16.52 (0.07) 3.01 2.94 – (0.09) (0.09) 19.37
Class J shares
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018(f) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0.10 3.17 3.27 (0.08) (0.09) (0.17) 20.10
R-3 shares
2021 33.85 (0.25) 10.05 9.80 – (1.14) (1.14) 42.51
2020 25.59 (0.12) 9.53 9.41 – (1.15) (1.15) 33.85
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2.95 3.16 (0.03) (0.09) (0.12) 20.00
R-4 shares
2021 34.08 (0.18) 10.13 9.95 – (1.14) (1.14) 42.89
2020 25.76 (0.06) 9.58 9.52 (0.03) (1.17) (1.20) 34.08
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
R-5 shares
2021 34.29 (0.14) 10.19 10.05 – (1.14) (1.14) 43.20
2020 25.86 (0.04) 9.66 9.62 (0.03) (1.16) (1.19) 34.29
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
R-6 shares
2021 34.54 (0.05) 10.29 10.24 – (1.14) (1.14) 43.64
2020 26.04 0.04 9.72 9.76 (0.07) (1.19) (1.26) 34.54
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017(j) 17.03 0.23 2.84 3.07 – – – 20.10

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30.18% (b) $ 1,123,747 0.91% (c) – % (0.49) % 25.6%
38.51 (b) 646,386 0.93 (c) – (0.25) 30.0
12.75 (b) 302,904 1.00 (c) – (0.06) 15.9
26.45 (b) 164,310 1.09 (c) – (0.30) 34.0
18.81 (b) 71,738 1.15 (c) – 0.41 27.1
29.26 (b) 411,694 1.65 (c) – (1.23) 25.6
37.43 (b) 322,210 1.66 (c) – (0.99) 30.0
11.91 (b) 156,734 1.73 (c) – (0.80) 15.9
25.47 (b) 91,660 1.84 (c) – (1.05) 34.0
17.91 (b) 40,344 1.94 (c) – (0.41) 27.1
30.38 (b) 221,942 0.77 (d) 0.83 (e) (0.35) 25.6
38.58 (b) 153,325 0.82 (d) 0.91 (e) (0.14) 30.0
12.82 (b) 80,050 0.96 (d) 1.08 (e) (0.06) 15.9
26.12 (b),(g) 59,232 1.01 (d),(h) 1.04 (e),(h) (0.21) (h) 34.0
30.51 3,141,819 0.65 (c) – (0.23) 25.6
38.88 2,638,389 0.66 (c) – (0.02) 30.0
13.09 725,718 0.67 (c) – 0.39 15.9
26.88 175,887 0.75 (c) – 0.03 34.0
19.42 63,268 0.69 (c) – 0.57 27.1
29.94 11,204 1.12 (c) – (0.70) 25.6
38.20 8,764 1.12 (c) – (0.43) 30.0
12.58 5,913 1.15 (c) – (0.32) 15.9
26.18 8,402 1.24 – (0.45) 34.0
18.77 337 1.25 – 1.08 27.1
30.18 5,608 0.93 (c) – (0.51) 25.6
38.45 5,230 0.93 (c) – (0.23) 30.0
12.78 3,989 0.96 (c) – (0.05) 15.9
26.42 1,300 1.05 – (0.27) 34.0
19.02 27 1.06 – 0.51 27.1
30.29 12,383 0.81 (c) – (0.39) 25.6
38.66 12,060 0.81 (c) – (0.15) 30.0
12.92 6,380 0.84 (c) – 0.07 15.9
26.59 5,279 0.93 – (0.15) 34.0
19.11 83 0.94 – 0.95 27.1
30.66 (i) 6,134,030 0.55 (c) – (0.14) 25.6
39.01 4,051,190 0.55 (c) – 0.15 30.0
13.22 3,052,936 0.58 (c) – 0.29 15.9
26.93 2,709,836 0.67 (c) – 0.12 34.0
18.03 (g) 1,582,450 0.68 (c),(h) – 1.74 (h) 27.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Period from January 3, 2017, date operations commenced, through August 31, 2017.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2021 $ 11 .79 $ 0 .15 ( $ 0 .19 ) ( $ 0 .04 ) ( $ 0 .64 ) ( $ 1 .22 ) ( $ 1 .86 ) $ 9 .89
2020 11 .36 0 .21 0 .43 0 .64 ( 0 .21 ) – ( 0 .21 ) 11 .79
2019 10 .60 0 .23 0 .74 0 .97 ( 0 .21 ) – ( 0 .21 ) 11 .36
2018 11 .01 0 .20 ( 0 .39 ) ( 0 .19 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .17 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .13 ) – ( 0 .13 ) 11 .01
Institutional shares
2021 12 .03 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .68 ) ( 1 .22 ) ( 1 .90 ) 10 .12
2020 11 .59 0 .26 0 .45 0 .71 ( 0 .27 ) – ( 0 .27 ) 12 .03
2019 10 .81 0 .29 0 .76 1 .05 ( 0 .27 ) – ( 0 .27 ) 11 .59
2018 11 .21 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .26 ) – ( 0 .26 ) 10 .81
2017 11 .39 0 .21 ( 0 .20 ) 0 .01 ( 0 .19 ) – ( 0 .19 ) 11 .21
R-1 shares
2021 11 .82 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .61 ) ( 1 .22 ) ( 1 .83 ) 9 .89
2020 11 .36 0 .16 0 .43 0 .59 ( 0 .13 ) – ( 0 .13 ) 11 .82
2019 10 .58 0 .19 0 .75 0 .94 ( 0 .16 ) – ( 0 .16 ) 11 .36
2018 10 .97 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .16 ) – ( 0 .16 ) 10 .58
2017 11 .16 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .11 ) – ( 0 .11 ) 10 .97
R-3 shares
2021 11 .78 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .62 ) ( 1 .22 ) ( 1 .84 ) 9 .86
2020 11 .35 0 .19 0 .44 0 .63 ( 0 .20 ) – ( 0 .20 ) 11 .78
2019 10 .57 0 .22 0 .76 0 .98 ( 0 .20 ) – ( 0 .20 ) 11 .35
2018 10 .97 0 .19 ( 0 .39 ) ( 0 .20 ) ( 0 .20 ) – ( 0 .20 ) 10 .57
2017 11 .16 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .14 ) – ( 0 .14 ) 10 .97
R-4 shares
2021 11 .88 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .97
2020 11 .39 0 .22 0 .43 0 .65 ( 0 .16 ) – ( 0 .16 ) 11 .88
2019 10 .60 0 .24 0 .78 1 .02 ( 0 .23 ) – ( 0 .23 ) 11 .39
2018 11 .00 0 .21 ( 0 .39 ) ( 0 .18 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .18 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .15 ) – ( 0 .15 ) 11 .00
R-5 shares
2021 11 .85 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .65 ) ( 1 .22 ) ( 1 .87 ) 9 .94
2020 11 .42 0 .23 0 .44 0 .67 ( 0 .24 ) – ( 0 .24 ) 11 .85
2019 10 .65 0 .26 0 .75 1 .01 ( 0 .24 ) – ( 0 .24 ) 11 .42
2018 11 .05 0 .22 ( 0 .39 ) ( 0 .17 ) ( 0 .23 ) – ( 0 .23 ) 10 .65
2017 11 .23 0 .18 ( 0 .19 ) ( 0 .01 ) ( 0 .17 ) – ( 0 .17 ) 11 .05

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 0 .44 ) % (b) $ 36,254 0 .48% (c) 0 .52% (d) 1 .42% 161 .7%
5 .75 (b) 44,200 0 .57 (c) 0 .62 (d) 1 .79 94 .1
9 .38 (b) 29,025 0 .71 (c) 0 .91 (d) 2 .10 107 .7
( 1 .79 ) (b) 27,466 0 .62 (c) 0 .75 (d) 1 .86 102 .7
( 0 .20 ) (b) 30,315 0 .64 (c) 0 .70 (d) 1 .53 117 .8
( 0 .18 ) 831,018 0 .14 (e) – 1 .77 161 .7
6 .29 2,290,008 0 .14 (e) – 2 .25 94 .1
9 .92 2,056,135 0 .16 (e) – 2 .65 107 .7
( 1 .29 ) 1,472,817 0 .16 (e) – 2 .32 102 .7
0 .19 1,795,872 0 .23 (e) – 1 .94 117 .8
( 1 .02 ) 1,148 1 .01 (e) – 0 .88 161 .7
5 .27 1,412 1 .02 (e) – 1 .36 94 .1
8 .99 1,169 1 .04 (e) – 1 .78 107 .7
( 2 .10 ) 1,391 1 .04 (e) – 1 .44 102 .7
( 0 .70 ) 2,158 1 .11 (e) – 1 .07 117 .8
( 0 .84 ) 11,264 0 .70 (e) – 1 .18 161 .7
5 .66 13,196 0 .71 (e) – 1 .67 94 .1
9 .41 11,337 0 .73 (e) – 2 .09 107 .7
( 1 .87 ) 13,934 0 .73 (e) – 1 .75 102 .7
( 0 .42 ) 17,123 0 .80 (e) – 1 .38 117 .8
( 0 .51 ) 4,099 0 .51 (e) – 1 .39 161 .7
5 .84 6,523 0 .52 (e) – 1 .87 94 .1
9 .82 5,521 0 .54 (e) – 2 .29 107 .7
( 1 .67 ) 44,422 0 .54 (e) – 1 .95 102 .7
( 0 .18 ) 42,411 0 .61 (e) – 1 .57 117 .8
( 0 .44 ) 14,572 0 .39 (e) – 1 .50 161 .7
6 .01 18,279 0 .40 (e) – 1 .98 94 .1
9 .67 16,552 0 .42 (e) – 2 .40 107 .7
( 1 .56 ) 18,775 0 .42 (e) – 2 .05 102 .7
( 0 .06 ) 26,153 0 .49 (e) – 1 .67 117 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Class A shares
2021 $ 11 .13 $ 0 .22 $ 2 .20 $ 2 .42 ( $ 0 .02 ) ( $ 0 .02 ) $ 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) ( 0 .31 ) 11 .23
2018 11 .53 0 .24 0 .15 0 .39 ( 0 .22 ) ( 0 .22 ) 11 .70
2017 11 .07 0 .17 0 .55 0 .72 ( 0 .26 ) ( 0 .26 ) 11 .53
Institutional shares
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) ( 0 .36 ) 11 .25
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) ( 0 .26 ) 11 .74
2017 11 .08 0 .23 0 .54 0 .77 ( 0 .28 ) ( 0 .28 ) 11 .57
R-3 shares
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) ( 0 .31 ) 11 .20
2018 11 .53 0 .23 0 .13 0 .36 ( 0 .20 ) ( 0 .20 ) 11 .69
2017 11 .06 0 .19 0 .52 0 .71 ( 0 .24 ) ( 0 .24 ) 11 .53
R-4 shares
2021 11 .11 0 .21 2 .21 2 .42 ( 0 .03 ) ( 0 .03 ) 13 .50
2020 11 .23 0 .18 ( 0 .06 ) 0 .12 ( 0 .24 ) ( 0 .24 ) 11 .11
2019 11 .72 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .33 ) ( 0 .33 ) 11 .23
2018 11 .54 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .22 ) 11 .72
2017 11 .07 0 .20 0 .53 0 .73 ( 0 .26 ) ( 0 .26 ) 11 .54
R-5 shares
2021 11 .10 0 .21 2 .23 2 .44 ( 0 .03 ) ( 0 .03 ) 13 .51
2020 11 .23 0 .19 ( 0 .06 ) 0 .13 ( 0 .26 ) ( 0 .26 ) 11 .10
2019 11 .73 0 .30 ( 0 .44 ) ( 0 .14 ) ( 0 .36 ) ( 0 .36 ) 11 .23
2018 11 .56 0 .27 0 .14 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .73
2017 11 .08 0 .21 0 .54 0 .75 ( 0 .27 ) ( 0 .27 ) 11 .56
R-6 shares
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) ( 0 .37 ) 11 .26
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) ( 0 .26 ) 11 .74
2017 11 .08 0 .27 0 .50 0 .77 ( 0 .28 ) ( 0 .28 ) 11 .57

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .79% (b) $ 83,941 1 .20% (c) 1 .74% 70 .0%
0 .89 (b) 43,485 1 .19 (c) 1 .57 85 .4
( 1 .11 ) (b) 54,880 1 .22 (c) 2 .35 71 .5
3 .36 (b) 107,180 1 .22 (c) 2 .05 84 .1
6 .63 (b) 118,212 1 .25 (c) 1 .58 65 .1
22 .18 2,086,484 0 .83 (c) 1 .97 70 .0
1 .36 1,960,593 0 .84 (c) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (c) 2 .74 71 .5
3 .72 2,518,033 0 .85 (c) 2 .45 84 .1
7 .16 2,591,713 0 .88 (c) 2 .08 65 .1
21 .47 225 1 .34 (c) 1 .49 70 .0
0 .78 138 1 .36 (c) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (c) 2 .22 71 .5
3 .15 81 1 .35 (c) 1 .99 84 .1
6 .60 17 1 .38 1 .71 65 .1
21 .79 14 1 .15 (c) 1 .68 70 .0
0 .95 12 1 .17 (c) 1 .61 85 .4
( 1 .13 ) 12 1 .17 (c) 2 .36 71 .5
3 .41 (d) 15 1 .16 (c) 2 .17 84 .1
6 .82 (d) 11 1 .19 1 .76 65 .1
21 .99 38 1 .03 (c) 1 .71 70 .0
1 .01 32 1 .05 (c) 1 .71 85 .4
( 0 .92 ) 74 1 .05 (c) 2 .71 71 .5
3 .53 12 1 .04 (c) 2 .35 84 .1
6 .93 11 1 .07 1 .90 65 .1
22 .14 2,213,151 0 .78 (c) 2 .22 70 .0
1 .32 1,162,658 0 .79 (c) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (c) 2 .82 71 .5
3 .78 1,523,846 0 .79 (c) 2 .50 84 .1
7 .17 1,568,988 0 .83 (c) 2 .42 65 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2021 $ 14 .76 $ 0 .02 $ 4 .61 $ 4 .63 ( $ 0 .05 ) ( $ 0 .73 ) ( $ 0 .78 ) $ 18 .61
2020 14 .39 0 .06 0 .92 0 .98 ( 0 .11 ) ( 0 .50 ) ( 0 .61 ) 14 .76
2019(e) 11 .98 0 .06 2 .35 2 .41 – – – 14 .39
Institutional shares
2021 14 .83 0 .08 4 .62 4 .70 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 18 .71
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
2019 14 .99 0 .11 0 .09 0 .20 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 14 .42
2018 12 .60 0 .16 2 .42 2 .58 – ( 0 .19 ) ( 0 .19 ) 14 .99
2017 12 .24 0 .12 0 .78 0 .90 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 12 .60
R-6 shares
2021 14 .88 0 .09 4 .65 4 .74 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 18 .78
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88
2019 15 .03 0 .13 0 .09 0 .22 ( 0 .17 ) ( 0 .62 ) ( 0 .79 ) 14 .46
2018 12 .68 0 .16 2 .44 2 .60 ( 0 .06 ) ( 0 .19 ) ( 0 .25 ) 15 .03
2017(h) 12 .12 0 .09 0 .47 0 .56 – – – 12 .68

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
32 .16% (b) $ 21,225 1 .10% (c) 0 .13% 14 .4%
6 .54 (b) ,(d) 12,547 1 .10 (c) 0 .46 27 .9
20 .20 (b) ,(d) ,(f) 5,587 1 .10 (c) ,(g) 0 .59 (g) 19 .8
32 .55 112,703 0 .77 (c) 0 .46 14 .4
6 .97 82,198 0 .77 (c) 0 .79 27 .9
2 .47 34,358 0 .82 (c) 0 .81 19 .8
20 .58 14,470 0 .90 (c) 1 .17 17 .4
7 .51 1,289 0 .78 (c) 1 .00 11 .9
32 .68 451,070 0 .65 (c) 0 .57 14 .4
7 .11 758,215 0 .66 (c) 0 .90 27 .9
2 .56 653,991 0 .71 (c) 0 .90 19 .8
20 .69 657,980 0 .76 (c) 1 .15 17 .4
4 .62 (f) 286,832 0 .77 (c) ,(g) 1 .06 (g) 11 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from January 3, 2017, date operations commenced, through August 31, 2017.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Class A shares
2021 $ 10 .95 $ 0 .03 $ 0 .93 $ 0 .96 ( $ 0 .14 ) $ – $ – ( $ 0 .14 ) $ 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – – 10 .95
2019 11 .09 0 .18 ( 0 .02 ) 0 .16 ( 0 .11 ) ( 0 .47 ) ( 0 .03 ) ( 0 .61 ) 10 .64
2018 11 .28 0 .11 ( 0 .01 ) 0 .10 ( 0 .05 ) ( 0 .24 ) – ( 0 .29 ) 11 .09
2017 10 .77 0 .08 0 .43 0 .51 – – – – 11 .28
Institutional shares
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
2018 11 .39 0 .15 – 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
2017 10 .86 0 .11 0 .44 0 .55 ( 0 .02 ) – – ( 0 .02 ) 11 .39
R-6 shares
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75
2018 11 .39 0 .16 ( 0 .01 ) 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
2017(g) 11 .28 0 .04 0 .07 0 .11 – – – – 11 .39

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .71% (b) ,(c) $ 39,485 2 .60% (d) 2 .12% (d) ,(e) 0 .30% 289 .8%
3 .01 (b) ,(c) 27,072 3 .68 (d) ,(f) 2 .11 (d) ,(e) ,(f) 1 .68 439 .7
1 .82 (c) 41,100 3 .37 (d) ,(f) 2 .02 (d) ,(e) ,(f) 1 .72 387 .8
0 .90 (c) 63,860 2 .48 (d) 1 .95 (d) ,(e) 1 .02 378 .0
4 .74 (c) 112,799 2 .50 (d) 1 .92 (d) ,(e) 0 .72 317 .6
9 .27 (b) 351,188 2 .16 (d) 1 .63 (d) ,(e) 0 .89 289 .8
3 .44 (b) 591,298 3 .21 (d) ,(f) 1 .64 (d) ,(e) ,(f) 1 .98 439 .7
2 .24 453,013 2 .99 (d) ,(f) 1 .64 (d) ,(e) ,(f) 2 .11 387 .8
1 .29 749,738 2 .16 (d) 1 .63 (d) ,(e) 1 .35 378 .0
5 .04 1,156,731 2 .18 (d) 1 .60 (d) ,(e) 1 .03 317 .6
9 .37 173,029 2 .08 (d) 1 .58 (d) ,(e) 0 .89 289 .8
3 .44 166,448 3 .15 (d) ,(f) 1 .58 (d) ,(e) ,(f) 2 .74 439 .7
2 .28 818,258 2 .91 (d) ,(f) 1 .56 (d) ,(e) ,(f) 2 .19 387 .8
1 .25 (b) 1,780,595 2 .08 (d) 1 .55 (d) ,(e) 1 .43 378 .0
1 .06 (b) ,(h) 1,532,177 2 .10 (d) ,(i) 1 .54 (d) ,(e) ,(i) 1 .51 (i) 317 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.
(e) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(f) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(g) Period from June 12, 2017, date operations commenced, through August 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2021 $ 10 .06 $ 0 .27 $ 2 .32 $ 2 .59 ( $ 0 .23 ) ( $ 0 .03 ) ( $ 0 .26 ) $ 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 9 .24 0 .27 1 .29 1 .56 ( 0 .25 ) – ( 0 .25 ) 10 .55
R-1 shares
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
2017 8 .93 0 .18 1 .26 1 .44 ( 0 .17 ) – ( 0 .17 ) 10 .20
R-3 shares
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
2017 9 .07 0 .20 1 .28 1 .48 ( 0 .20 ) – ( 0 .20 ) 10 .35
R-4 shares
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
2017 9 .17 0 .20 1 .31 1 .51 ( 0 .22 ) – ( 0 .22 ) 10 .46
R-5 shares
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
2017 9 .18 0 .23 1 .31 1 .54 ( 0 .23 ) – ( 0 .23 ) 10 .49
R-6 shares
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017(d) 9 .01 0 .14 1 .39 1 .53 – – – 10 .54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
26 .03% $ 50,246 0 .31% (b) 2 .38% 21 .7%
5 .77 35,803 0 .31 (b) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (b) 3 .09 23 .4
3 .69 46,042 0 .34 (b) 2 .54 27 .2
17 .42 67,784 0 .32 (b) 2 .83 24 .7
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
2 .78 722 1 .19 1 .71 27 .2
16 .43 1,000 1 .19 1 .93 24 .7
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
3 .03 17,816 0 .88 2 .04 27 .2
16 .77 18,585 0 .88 2 .14 24 .7
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
3 .37 11,977 0 .69 2 .22 27 .2
16 .93 13,372 0 .69 2 .14 24 .7
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
3 .38 18,479 0 .57 2 .26 27 .2
17 .23 29,429 0 .57 2 .35 24 .7
26 .14 1,151,273 0 .29 (b) 2 .35 21 .7
5 .66 (c) 1,020,094 0 .29 (b) 2 .25 31 .1
( 3 .23 ) (c) 1,003,550 0 .28 (b) 3 .04 23 .4
3 .80 997,061 0 .27 (b) 2 .67 27 .2
16 .98 (e) 924,600 0 .27 (b) ,(f) 2 .02 (f) 24 .7
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2021 $ 10 .63 $ 0 .12 $ 2 .87 $ 2 .99 ( $ 0 .15 ) $ – ( $ 0 .15 ) $ 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
2019 12 .36 0 .14 ( 1 .17 ) ( 1 .03 ) ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .46
2018 12 .17 0 .15 0 .67 0 .82 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .36
2017 9 .87 0 .18 2 .15 2 .33 ( 0 .03 ) – ( 0 .03 ) 12 .17
R-6 shares
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70
2019 12 .42 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 10 .52
2018 12 .21 0 .13 0 .71 0 .84 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .42
2017(c) 9 .83 0 .02 2 .36 2 .38 – – – 12 .21

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .27% $ 94,066 1 .19% (b) 0 .96% 54 .6%
4 .49 72,515 1 .20 (b) 0 .88 44 .1
( 7 .31 ) 34,866 1 .20 (b) 1 .36 46 .8
6 .63 18,212 1 .20 (b) 1 .19 45 .9
23 .66 1,991 1 .08 (b) 1 .72 58 .8
28 .27 1,087,460 1 .08 (b) 1 .11 54 .6
4 .67 966,964 1 .08 (b) 0 .91 44 .1
( 7 .20 ) 855,932 1 .07 (b) 1 .36 46 .8
6 .79 976,593 1 .06 (b) 1 .06 45 .9
24 .21 (d) 1,002,985 1 .06 (b) ,(e) 0 .24 (e) 58 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2021 $ 10 .96 $ 0 .37 $ 0 .76 $ 1 .13 ( $ 0 .38 ) ( $ 0 .38 ) $ 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
2018 10 .65 0 .42 ( 0 .07 ) 0 .35 ( 0 .40 ) ( 0 .40 ) 10 .60
2017 11 .03 0 .40 ( 0 .40 ) – ( 0 .38 ) ( 0 .38 ) 10 .65
Institutional shares
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26
2018 10 .66 0 .45 ( 0 .07 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .61
2017 11 .03 0 .43 ( 0 .39 ) 0 .04 ( 0 .41 ) ( 0 .41 ) 10 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .43% (b) $ 59,266 0 .88% (c) 0 .84% (c) ,(d) 3 .26% 48 .0%
0 .62 (b) 50,459 0 .91 (c) 0 .84 (c) ,(d) 3 .35 76 .6
10 .36 (b) 53,756 0 .98 (c) 0 .86 (c) ,(d) 4 .01 66 .1
3 .37 (b) 46,667 1 .00 (c) 0 .90 (c) ,(d) 3 .94 76 .0
0 .13 (b) 40,758 0 .95 (c) 0 .89 (c) ,(d) 3 .83 67 .9
10 .73 116,210 0 .60 (c) 0 .56 (c) ,(d) 3 .52 48 .0
0 .99 82,465 0 .63 (c) 0 .56 (c) ,(d) 3 .64 76 .6
10 .55 82,132 0 .70 (c) 0 .58 (c) ,(d) 4 .27 66 .1
3 .66 55,466 0 .72 (c) 0 .62 (c) ,(d) 4 .21 76 .0
0 .48 61,797 0 .69 (c) 0 .63 (c) ,(d) 4 .10 67 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2021 $ 12 .36 $ 0 .14 $ 1 .71 $ 1 .85 ( $ 0 .05 ) ( $ 0 .05 ) $ 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) ( 0 .03 ) 11 .74
Institutional shares
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) ( 0 .20 ) 12 .17
2019 11 .16 0 .18 ( 0 .71 ) ( 0 .53 ) ( 0 .16 ) ( 0 .16 ) 10 .47
2018 11 .61 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .11 ) ( 0 .11 ) 11 .16
2017 8 .97 0 .05 2 .66 2 .71 ( 0 .07 ) ( 0 .07 ) 11 .61
R-6 shares
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) ( 0 .21 ) 12 .18
2019 11 .16 0 .25 ( 0 .76 ) ( 0 .51 ) ( 0 .17 ) ( 0 .17 ) 10 .48
2018 11 .61 0 .15 ( 0 .49 ) ( 0 .34 ) ( 0 .11 ) ( 0 .11 ) 11 .16
2017 8 .97 0 .50 2 .21 2 .71 ( 0 .07 ) ( 0 .07 ) 11 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .95% (b) $ 9,524 1 .60% (c) 1 .00% 71 .9%
17 .73 (b) 4,003 1 .60 (c) 0 .96 72 .9
( 4 .94 ) (b) 2,455 1 .66 (c) 1 .08 59 .4
( 3 .49 ) (b) 4,384 1 .75 (c) 0 .97 52 .3
29 .91 (b) 3,003 1 .75 (c) 1 .83 66 .3
15 .42 124,727 1 .20 (c) 1 .30 71 .9
18 .21 26,478 1 .20 (c) 1 .44 72 .9
( 4 .55 ) 11,710 1 .22 (c) 1 .78 59 .4
( 2 .98 ) 12,032 1 .25 (c) 0 .58 52 .3
30 .58 35,584 1 .24 (c) 0 .51 66 .3
15 .61 3,729,485 1 .05 (c) 1 .56 71 .9
18 .30 1,827,389 1 .07 (c) 1 .43 72 .9
( 4 .42 ) 1,082,059 1 .12 (c) 2 .40 59 .4
( 2 .97 ) 622,846 1 .21 (c) 1 .21 52 .3
30 .54 662,808 1 .21 (c) 4 .54 66 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2021 $ 11 .91 $ 0 .10 $ 5 .16 $ 5 .26 ( $ 0 .16 ) $ – ( $ 0 .16 ) $ 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
2017 14 .95 0 .35 1 .60 1 .95 ( 0 .33 ) – ( 0 .33 ) 16 .57
Class C shares
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
2017 14 .84 0 .23 1 .60 1 .83 ( 0 .24 ) – ( 0 .24 ) 16 .43
Institutional shares
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
2017 15 .01 0 .41 1 .61 2 .02 ( 0 .38 ) – ( 0 .38 ) 16 .65
R-6 shares
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98
2017(d) 16 .17 0 .33 0 .22 0 .55 ( 0 .06 ) – ( 0 .06 ) 16 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
44 .42% (b) $ 148,411 1 .12% (c) 0 .70% 74 .6%
( 12 .55 ) (b) 103,382 1 .12 (c) 1 .20 28 .9
( 7 .83 ) (b) 147,402 1 .13 (c) 1 .91 21 .9
13 .93 (b) 214,620 1 .13 (c) 1 .98 31 .5
13 .17 (b) 232,872 1 .17 2 .15 25 .5
43 .44 (b) 69,017 1 .87 (c) ( 0 .03 ) 74 .6
( 13 .25 ) (b) 71,660 1 .87 (c) 0 .45 28 .9
( 8 .50 ) (b) 118,135 1 .88 (c) 1 .16 21 .9
13 .08 (b) 170,893 1 .88 (c) 1 .23 31 .5
12 .37 (b) 178,599 1 .92 (c) 1 .41 25 .5
44 .89 833,344 0 .85 (c) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (c) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (c) 2 .19 21 .9
14 .20 2,453,527 0 .86 (c) 2 .25 31 .5
13 .56 2,179,792 0 .86 (c) 2 .51 25 .5
45 .03 61,986 0 .79 (c) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (c) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (c) 2 .27 21 .9
14 .39 7,737 0 .78 (c) 2 .28 31 .5
3 .43 (e) 610,070 0 .77 (c) ,(f) 2 .96 (f) 25 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP GROWTH FUND
Institutional shares
2021 $ 14 .33 ( $ 0 .06 ) $ 6 .31 $ 6 .25 ( $ 1 .42 ) ( $ 1 .42 ) $ 19 .16
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – 14 .33
2019(d) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – 10 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
44 .49% (b) $ 11,489 0 .83% (c) ( 0 .33 ) % 148 .4%
39 .77 (b) 7,626 0 .83 (c) ( 0 .59 ) 134 .3
2 .60 (e) 5,131 0 .83 (c) ,(f) ( 0 .48 ) (f) 175 .8 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.
(d) Period from June 12, 2019, date operations commenced, through August 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2021 $ 10 .32 $ 0 .38 $ 0 .36 $ 0 .74 ( $ 0 .42 ) $ – ( $ 0 .42 ) $ 10 .64
2020 10 .30 0 .42 0 .05 0 .47 ( 0 .45 ) – ( 0 .45 ) 10 .32
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) – ( 0 .51 ) 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
2017 10 .36 0 .49 0 .24 0 .73 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .53
Class C shares
2021 10 .31 0 .30 0 .37 0 .67 ( 0 .34 ) – ( 0 .34 ) 10 .64
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) – ( 0 .37 ) 10 .31
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
2017 10 .35 0 .42 0 .23 0 .65 ( 0 .39 ) ( 0 .09 ) ( 0 .48 ) 10 .52
Class J shares
2021 10 .01 0 .37 0 .37 0 .74 ( 0 .43 ) – ( 0 .43 ) 10 .32
2020 10 .01 0 .41 0 .04 0 .45 ( 0 .45 ) – ( 0 .45 ) 10 .01
2019 9 .79 0 .47 0 .26 0 .73 ( 0 .51 ) – ( 0 .51 ) 10 .01
2018 10 .26 0 .49 ( 0 .45 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 9 .79
2017 10 .11 0 .49 0 .22 0 .71 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .26
Institutional shares
2021 10 .24 0 .40 0 .37 0 .77 ( 0 .45 ) – ( 0 .45 ) 10 .56
2020 10 .23 0 .45 0 .04 0 .49 ( 0 .48 ) – ( 0 .48 ) 10 .24
2019 9 .99 0 .52 0 .26 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .52 ( 0 .46 ) 0 .06 ( 0 .51 ) ( 0 .02 ) ( 0 .53 ) 9 .99
2017 10 .30 0 .52 0 .23 0 .75 ( 0 .50 ) ( 0 .09 ) ( 0 .59 ) 10 .46
R-1 shares
2021 10 .19 0 .32 0 .36 0 .68 ( 0 .37 ) – ( 0 .37 ) 10 .50
2020 10 .17 0 .36 0 .06 0 .42 ( 0 .40 ) – ( 0 .40 ) 10 .19
2019 9 .94 0 .44 0 .25 0 .69 ( 0 .46 ) – ( 0 .46 ) 10 .17
2018 10 .41 0 .44 ( 0 .46 ) ( 0 .02 ) ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 9 .94
2017 10 .25 0 .44 0 .22 0 .66 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 10 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .32% (b) $ 971,310 1 .04% – % 3 .62% 21 .6%
4 .77 (b) 844,525 1 .05 – 4 .18 18 .1
7 .80 (b) 732,421 1 .06 – 4 .96 19 .8
0 .32 (b) 655,225 1 .06 – 4 .83 12 .3
7 .31 (b) 732,471 1 .06 – 4 .81 16 .1
6 .58 (b) 256,799 1 .79 – 2 .89 21 .6
3 .95 (b) 365,817 1 .81 – 3 .44 18 .1
6 .97 (b) 469,674 1 .81 – 4 .21 19 .8
( 0 .44 ) (b) 631,599 1 .81 – 4 .08 12 .3
6 .53 (b) 751,561 1 .81 – 4 .07 16 .1
7 .50 (b) 42,288 1 .00 (c) 1 .02 (d) 3 .68 21 .6
4 .67 (b) 42,554 1 .07 (c) 1 .10 (d) 4 .17 18 .1
7 .75 (b) 45,660 1 .13 (c) 1 .16 (d) 4 .89 19 .8
0 .38 (b) 45,458 1 .02 (c) 1 .05 (d) 4 .87 12 .3
7 .37 (b) 51,417 1 .00 (c) 1 .03 (d) 4 .88 16 .1
7 .64 5,472,494 0 .79 (e) – 3 .87 21 .6
4 .96 4,746,270 0 .81 (e) – 4 .42 18 .1
8 .12 3,591,388 0 .81 (e) – 5 .21 19 .8
0 .59 3,306,108 0 .80 (e) – 5 .09 12 .3
7 .58 3,817,309 0 .77 (e) – 5 .11 16 .1
6 .75 620 1 .57 – 3 .10 21 .6
4 .24 613 1 .58 – 3 .62 18 .1
7 .23 1,024 1 .58 – 4 .44 19 .8
( 0 .20 ) 987 1 .58 – 4 .29 12 .3
6 .75 1,315 1 .58 – 4 .31 16 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2021 $ 10 .16 $ 0 .35 $ 0 .37 $ 0 .72 ( $ 0 .40 ) $ – ( $ 0 .40 ) $ 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) – ( 0 .43 ) 10 .16
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) – ( 0 .49 ) 10 .15
2018 10 .39 0 .47 ( 0 .46 ) 0 .01 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 9 .92
2017 10 .23 0 .47 0 .22 0 .69 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 10 .39
R-4 shares
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) – ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) – ( 0 .45 ) 10 .14
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) – ( 0 .51 ) 10 .13
2018 10 .37 0 .49 ( 0 .46 ) 0 .03 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 9 .90
2017 10 .21 0 .48 0 .23 0 .71 ( 0 .46 ) ( 0 .09 ) ( 0 .55 ) 10 .37
R-5 shares
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) – ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) – ( 0 .46 ) 10 .19
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) – ( 0 .52 ) 10 .18
2018 10 .42 0 .50 ( 0 .45 ) 0 .05 ( 0 .50 ) ( 0 .02 ) ( 0 .52 ) 9 .95
2017 10 .26 0 .50 0 .23 0 .73 ( 0 .48 ) ( 0 .09 ) ( 0 .57 ) 10 .42
R-6 shares
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) – ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) – ( 0 .49 ) 10 .24
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .53 ( 0 .46 ) 0 .07 ( 0 .52 ) ( 0 .02 ) ( 0 .54 ) 9 .99
2017(d) 9 .91 0 .35 0 .53 0 .88 ( 0 .33 ) – ( 0 .33 ) 10 .46

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .20% $ 2,521 1 .26% 3 .38% 21 .6%
4 .49 1,328 1 .27 3 .98 18 .1
7 .58 2,101 1 .27 4 .77 19 .8
0 .11 2,319 1 .27 4 .62 12 .3
7 .09 2,676 1 .27 4 .62 16 .1
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
7 .80 1,397 1 .08 4 .93 19 .8
0 .31 1,284 1 .08 4 .82 12 .3
7 .30 1,304 1 .08 4 .78 16 .1
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
7 .89 3,200 0 .96 5 .05 19 .8
0 .43 3,023 0 .96 4 .92 12 .3
7 .40 3,506 0 .96 4 .92 16 .1
7 .64 1,706,467 0 .70 (b) 3 .97 21 .6
5 .17 (c) 1,518,101 0 .71 (b) 4 .52 18 .1
8 .12 (c) 910,863 0 .71 (b) 5 .32 19 .8
0 .69 1,010,227 0 .71 (b) 5 .21 12 .3
8 .98 (e) 520,462 0 .71 (b) ,(f) 5 .08 (f) 16 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund (consolidated), Edge MidCap Fund, Global
Multi-Strategy Fund (consolidated), International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset
Fund (consolidated), Edge MidCap Fund, Global Multi-Strategy Fund (consolidated), International Equity Index Fund, International Small
Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap
Growth Fund, and Spectrum Preferred and Capital Securities Income Fund (collectively referred to as the “Funds”), (12 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of August 31, 2021, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the portfolios constituting the Fund) at August 31, 2021, and the results of their operations, cash flows, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual portfolio constituting the Fund
Statement of
operations
Statement
of cash
flows
Statements of
changes in net
assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Diversified Real Asset Fund (consolidated)
Edge MidCap Fund
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small- MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2021
N/A
For each of the
two years in the
period ended
August 31, 2021
For each of the five
years in the period
ended August 31, 2021
Global Multi-Strategy Fund (consolidated)
For the year ended August 31,
2021
For each of the
two years in the
period ended
August 31, 2021
For each of the five
years in the period
ended August 31, 2021
Small- MidCap Growth Fund
For the year ended
August 31, 2021
N/A
For each of the
two years in the
period ended
August 31, 2021
For each of the two
years in the period
ended August 31, 2021
and the period from
June 12, 2019, date
operations commenced,
through August 31, 2019

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 21, 2021

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2021 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2021 to
August 31, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,249.71 $ 5.22 $ 1,000.00 $ 1,020.57 $ 4.69 0.92%
Class C 1,000.00 1,245.24 9.39 1,000.00 1,016.84 8.44 1.66
Class J 1,000.00 1,250.87 4.31 1,000.00 1,021.37 3.87 0.76
Institutional 1,000.00 1,251.37 3.75 1,000.00 1,021.88 3.36 0.66
R-3 1,000.00 1,248.46 6.35 1,000.00 1,019.56 5.70 1.12
R-4 1,000.00 1,249.71 5.27 1,000.00 1,020.52 4.74 0.93
R-5 1,000.00 1,250.36 4.59 1,000.00 1,021.12 4.13 0.81
R-6 1,000.00 1,252.15 3.12 1,000.00 1,022.43 2.80 0.55
Bond Market Index Fund
Class J 1,000.00 1,017.49 2.08 1,000.00 1,023.14 2.09 0.41
Institutional 1,000.00 1,018.11 0.71 1,000.00 1,024.50 0.71 0.14
R-1 1,000.00 1,013.32 5.13 1,000.00 1,020.11 5.14 1.01
R-3 1,000.00 1,014.40 3.55 1,000.00 1,021.68 3.57 0.70
R-4 1,000.00 1,016.31 2.59 1,000.00 1,022.63 2.60 0.51
R-5 1,000.00 1,016.36 1.98 1,000.00 1,023.24 1.99 0.39
Diversified Real Asset Fund
Class A 1,000.00 1,098.21 6.35 1,000.00 1,019.16 6.11 1.20
Institutional 1,000.00 1,100.81 4.40 1,000.00 1,021.02 4.23 0.83
R-3 1,000.00 1,097.22 7.03 1,000.00 1,018.50 6.77 1.33
R-4 1,000.00 1,097.56 6.03 1,000.00 1,019.46 5.80 1.14
R-5 1,000.00 1,099.27 5.40 1,000.00 1,020.06 5.19 1.02
R-6 1,000.00 1,100.00 4.08 1,000.00 1,021.32 3.92 0.77

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Annualized
Expense
Ratio
Edge MidCap Fund
Class A $ 1,000.00 $ 1,144.53 $ 5.95 $ 1,000.00 $ 1,019.66 $ 5.60 1.10%
Institutional 1,000.00 1,147.15 4.17 1,000.00 1,021.32 3.92 0.77
R-6 1,000.00 1,147.22 3.52 1,000.00 1,021.93 3.31 0.65
Global Multi-Strategy Fund
Class A 1,000.00 1,044.37 13.04 1,000.00 1,012.45 12.83 2.53
Institutional 1,000.00 1,047.29 10.53 1,000.00 1,014.92 10.36 2.04
R-6 1,000.00 1,047.29 10.27 1,000.00 1,015.17 10.11 1.99
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts and Short Sale Fees and Reverse Repurchase Agreement Expense)
Class A 1,000.00 1,044.37 10.87 1,000.00 1,014.57 10.71 2.11
Institutional 1,000.00 1,047.29 8.41 1,000.00 1,016.99 8.29 1.63
R-6 1,000.00 1,047.29 8.15 1,000.00 1,017.24 8.03 1.58
International Equity Index Fund
Institutional 1,000.00 1,102.31 1.64 1,000.00 1,023.64 1.58 0.31
R-1 1,000.00 1,098.17 6.29 1,000.00 1,019.21 6.06 1.19
R-3 1,000.00 1,099.73 4.66 1,000.00 1,020.77 4.48 0.88
R-4 1,000.00 1,100.45 3.65 1,000.00 1,021.73 3.52 0.69
R-5 1,000.00 1,101.07 3.02 1,000.00 1,022.33 2.91 0.57
R-6 1,000.00 1,103.20 1.54 1,000.00 1,023.74 1.48 0.29
International Small Company Fund
Institutional 1,000.00 1,121.57 6.47 1,000.00 1,019.11 6.16 1.21
R-6 1,000.00 1,122.62 5.78 1,000.00 1,019.76 5.50 1.08
Opportunistic Municipal Fund
Class A 1,000.00 1,061.63 4.52 1,000.00 1,020.82 4.43 0.87
Institutional 1,000.00 1,064.02 3.07 1,000.00 1,022.23 3.01 0.59
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,061.63 4.37 1,000.00 1,020.97 4.28 0.84
Institutional 1,000.00 1,064.02 2.91 1,000.00 1,022.38 2.85 0.56
Origin Emerging Markets Fund
Class A 1,000.00 967.87 7.94 1,000.00 1,017.14 8.13 1.60
Institutional 1,000.00 969.42 6.21 1,000.00 1,018.90 6.36 1.25
R-6 1,000.00 970.83 5.22 1,000.00 1,019.91 5.35 1.05
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,122.50 5.99 1,000.00 1,019.56 5.70 1.12
Class C 1,000.00 1,119.02 9.99 1,000.00 1,015.78 9.50 1.87
Institutional 1,000.00 1,124.33 4.55 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,124.82 4.23 1,000.00 1,021.22 4.02 0.79
Small-MidCap Growth Fund
Institutional 1,000.00 995.84 4.18 1,000.00 1,021.02 4.23 0.83
Spectrum Preferred and Capital Securities Income Fund
Class A 1,000.00 1,037.47 5.39 1,000.00 1,019.91 5.35 1.05
Class C 1,000.00 1,034.37 9.13 1,000.00 1,016.23 9.05 1.78
Class J 1,000.00 1,039.27 4.78 1,000.00 1,020.52 4.74 0.93
Institutional 1,000.00 1,039.05 4.11 1,000.00 1,021.17 4.08 0.80
R-1 1,000.00 1,035.26 8.05 1,000.00 1,017.29 7.98 1.57
R-3 1,000.00 1,036.94 6.47 1,000.00 1,018.85 6.41 1.26
R-4 1,000.00 1,038.02 5.50 1,000.00 1,019.81 5.45 1.07
R-5 1,000.00 1,038.45 4.88 1,000.00 1,020.42 4.84 0.95
R-6 1,000.00 1,039.63 3.55 1,000.00 1,021.73 3.52 0.69
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of September 2021 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of September 2021, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
September 2021
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 98.64% 0.00% 1.36%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford (“Padel”) L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
126 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
126 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Secretary
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PFSI since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 9, 2021 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-
4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2020 through December
31, 2020 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a new subadvisory agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and Westchester Capital Management, LLC with respect to the event-
driven investment sleeve for the Global Multi-Strategy Fund; (2) a new subadvisory agreement between the Manager and Westchester
Capital Management, LLC with respect to the event-drive investment sleeve for the Global Multi-Strategy Fund in regards to a change in control; and (3) an amended management agreement between the Manager and PFI for the Origin Emerging Markets Fund.
Westchester Capital Management, LLC Subadvisory Agreement – Global Multi-Strategy Fund
On April 29, 2021, the Board considered whether to approve a new sub-advisory agreement (the “Subadvisory Agreement”) between the
Manager and Westchester Capital Management, LLC (the “Subadvisor”) with respect to the event-driven investment sleeve of the Fund.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.
Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of the services expected to be provided under the
Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.
Investment Performance. The Board reviewed the historical one-year, three-year, five-year, ten-year and since inception (March 1, 2009)
performance returns, gross and net of proposed fees, as of December 31, 2020 of the Subadvisor in the proposed investment strategy for the event-driven investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to the historical performance returns of a relevant benchmark index for the sleeve, the Fund’s prospectus benchmark index and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Subadvisor is qualified.
Fees, Economies of Scale and Profitability. The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.
Other Benefits. The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted the Subadvisor’s statement that it intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board further noted the Manager’s statement that there would be no known fall-out benefits other than soft dollars.
Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the
Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.
Westchester Capital Management, LLC Subadvisory Agreement – Global Multi-Strategy Fund
On April 29, 2021, the Board considered whether to approve a new subadvisory agreement (the “New Subadvisory Agreement”) between the Manager and Westchester Capital Management, LLC (the “Subadvisor”) with respect to the event-driven investment sleeve of the Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that is expected to be effective in the second half of 2021. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory
Agreement”), causing the Current Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the
New Subadvisory Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had initially approved the Current Subadvisory Agreement for the Fund at the Board of Directors’ April 29, 2021 meeting. They noted that during the process of considering the approval of the Current Subadvisory Agreement, they had considered the nature, quality and extent of the services to be provided by the Subadvisor under the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory Agreement were reasonable and that approval of the Current Subadvisory
Agreement was in the best interests of the Fund. The Board considered the Manager’s statements that there were no anticipated changes to the portfolio management teams, investment philosophy or process at the Subadvisor and that the change in ownership was not expected to impact the nature, quality or extent of services that the Subadvisor provides to the Fund. The Board also noted the Manager’s statement that the New Subadvisory Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Subadvisory
Agreement to take effect following the change in control of the Subadvisor.
Amended Management Agreement – Origin Emerging Markets Fund
On June 15, 2021, the Board considered for Origin Emerging Markets Fund (the “Fund”) the approval of an amended management agreement
(the “Management Agreement”) between PFI, for the Fund, and the Manager in connection with a proposal to amend the management fee schedule by adding additional breakpoints that would result in a reduction of the Fund’s effective management fee rate payable at current asset levels.
The Board reviewed materials received from the Manager regarding the proposed change in the Fund’s management fee schedule. The Board considered the Manager’s representation that the change in the Fund’s management fee schedule would not reduce the quality or quantity of the services the Manager provides to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management
Agreement other than to the Fund’s management fee schedule.
The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2020 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager under the Management Agreement and had concluded, based upon the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Management Agreement.

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2021 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2021 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2020:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended
August 31, 2021:
DRD
Blue Chip Fund 47.79%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 82.96
Edge MidCap Fund 77.87
Global Multi-Strategy Fund 29.09
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 100.00
Small-MidCap Growth Fund 2.36
Spectrum Preferred and Capital Securities Income
Fund 37.39
QDI
Blue Chip Fund 78.81%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 100.00
Edge MidCap Fund 92.06
Global Multi-Strategy Fund 44.51
International Equity Index Fund 80.92
International Small Company Fund 94.95
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 80.85
Small-MidCap Dividend Income Fund 100.00
Small-MidCap Growth Fund 2.35
Spectrum Preferred and Capital Securities Income
Fund 77.59
Foreign Taxes
Per Share
International Equity Index Fund $ 0.0199
International Small Company Fund 0.0215
Origin Emerging Markets Fund 0.0387

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2021 (unaudited)

Section 163(j) Interest Dividends. The fund below intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
The funds will notify shareholders in early 2022 of amounts paid to them by the funds, including QDI and Foreign Tax Credit, if any, during the calendar year 2021.
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Spectrum Preferred and Capital Securities Income
Fund 15.79%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2021 Principal Financial Services, Inc. | FV941AR-0 | 08/2021 | 1759406

Principal Capital Securities Fund
Class S Shares
Annual Report
August 31, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Capital Securities Fund (unaudited) 2
Financial Statements 3
Notes to Financial Statements 6
Schedules of Investments 12
Financial Highlights (includes performance information) 20
Report of Independent Registered Public Accounting Firm 22
Shareholder Expense Example 23
Supplemental Information 24

1
Economic & Financial Market Review
The major theme for the past twelve months is the global economic recovery from the COVID-19 related shocks. U.S. real GDP grew at an average quarter-over-quarter annualized rate of 12.8% in the last four quarters after a 31.2% drop in 2Q 2020 and the growth rate is expected to remain strong in the coming quarters. Germany and Japan GDP also recovered sharply after it bottomed in 2Q 2020. China GDP grew at a slower pace in the first half of 2021 compared to the second half of 2020 as policymakers adopted deleveraging measures and tightened regulations towards various business sectors. Economic recovery in emerging markets has been generally slower than developed markets due to slow vaccination progress and renewed restrictions related to the delta strain. Global manufacturing Purchasing Manager’ Index (PMI)
remained above 50 in the last twelve months (a number above 50 means manufacturing activity is expanding and number below 50 indicates contraction), and the latest reading as of August 2021 is 56. Of the countries tracked, 92% showed PMIs higher than 50. GDP-weighted developed markets PMI is 59.1, much higher than 50.7 of emerging markets. The strong global recovery was helped by extraordinarily easy financial conditions. Major central banks around the globe maintained low policy rates and ample liquidity throughout this crisis and the following recovery period.
Strong but desynchronized growth has created a demand-supply gap in global goods which pushed inflation higher during the last twelve months. Global inflation increased from 1.6% in August 2020 to 3.1% in July 2021. Considering low vaccination progress compounded by a more contagious strain of COVID-19 spreading in a lot of export-oriented countries, supply bottlenecks could persist a little longer, adding upward pressure on inflation. Fueled by global demand recovery, commodity prices represented by S&P GSCI total return index increased by
44% during the last twelve months. Copper recovered from 6682 to 9525 USD/MT and Nymex crude oil rose from 42.6 to 68.5 USD/Barrel.
As of August 2021, global earnings have recovered to pre-crisis levels as the two-year compounded growth rate turned positive. Compared to the same time last year, MSCI All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) grew by 56% as of
August 2021. MSCI World ex USA Index experienced bigger losses in earnings (TTM EPS down -51% as of August 2020) but exhibited faster recovery with a 118% increase during the last twelve months. MSCI U.S. trailing 12 months EPS grew by 33% year-over-year, helped by a strong recovery in small-cap and mid-cap companies. Technology stocks earnings were the most resilient, with decent growth during recovery phase (38% yoy as of August 2021) after marginal decline as of August 2020 (NASDAQ TTM EPS -3% yoy). MSCI Emerging
Markets (EM) trailing 12 months EPS increased by 49% compared to same time last year.
Global equities outperformed global fixed income over the last twelve months. In USD terms, MSCI ACWI recorded 29% gains year-over-
year while Bloomberg Global Aggregate Corporate Index delivered 2% returns. Within equities, developed market outperformed emerging markets by 9% and U.S. outperformed developed market ex US by 5%. Within U.S., small and mid-cap outperformed large-cap and value outperformed growth. Bloomberg US Treasury delivered 2% loss as U.S. 10-year treasury yield rising from 70bps (basis points) to 131bps.
Global high yield bonds beat global investment corporate bonds and global treasury bonds by 6% and 9% respectively.
*Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of August 31, 2021.

2
Capital Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852 .
Average Annual Total Returns*
as of
August 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?***
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk")
preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by
S&P Global or Baa3 or higher by Moody's.
The period began with the hybrid markets supported by ongoing bond purchases from the Fed helping to support overall financial conditions.
Nonetheless, the hybrid markets corrected in September to end a 5-month positive run and then corrected again before the US general elections. Markets appeared pleased with the prospects of an incoming Biden Administration as hybrids rallied over 3points after the election to close out 2020 at premiums. But the new year brought concern over inflation which led to a 16pt decline in the 30yr US treasury bond by
March -- one of the swiftest quarterly declines in 3 decades.
Credit spreads in the hybrid market tightened by 16bps during this decline helping to foster a softer landing for the junior subordinated sector.
From this point, the Fed was determined to emphasize a “transitory” inflation narrative to the bond market which triggered a significant reversal and rally in longer term treasuries as the force of bond buying squeezed the short sellers. Over the 12-month period, prices in the retail $25par market rose over 1pt, while institutional preferred securities rose over 3pts, and contingent convertible capital securities rose almost 3pts. Spreads were tighter across the board as significant new issue flow that was well received helped to drive enthusiasm for yield.
Factors that contributed to the Fund’s performance were significant overall demand for credit given investors’ confidence the economy’s recovery and its expected benefit from COVID-19 vaccinations and surging government spending. Yields for junior subordination declined
60-70bps and spreads tightened by 95-115bps. Among the credit contributors were the Fund’s 32% allocation to US bank additional tier1 securities contributed 264bps to return compared to 219bps for the benchmark (a 25% allocation); the 23% allocation to additional tier1 of non-US banks contributed 177bps compared to 1bp for the benchmark (a 1% allocation) and the 20% allocation to insurance hybrids contributed 162bps compared to 69bps for the benchmark (a 12% allocation).
Credit detractors from the fund were less positive and included baby bonds, tier2 CoCos and regulatory tier1 of insurance companies which contributed a sum of 1bps to return compared to 37bps for the benchmark.
Value of a $10,000 Investment* March 14, 2014 - August 31, 2021
1-Year 5-Year Since Inception Inception Date
Class S Shares 8.77% 6.96% 6.44% 3/14/14
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark is calculated from 2/28/2014 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Securities described in the fund commentary may no longer be held in the fund.

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2021
3
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 1,073,342
Investment in affiliated Funds--at cost ................................................................................................................
$ 12,082
Assets
Investment in securities--at value  ...................................................................................................................... $ 1,144,019
(a)
Investment in affiliated Funds--at value ................................................................................................................. 12,082
Receivables:
Dividends and interest ............................................................................................................................. 14,172
Expense reimbursement from Manager ........................................................................................................... 66
Fund shares sold ................................................................................................................................... 2,306
Investment securities sold ......................................................................................................................... 269
Total Assets   1,172,914
Liabilities
Accrued transfer agent fees ............................................................................................................................. 73
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 30
Accrued other expenses ................................................................................................................................. 13
Payables:
Fund shares redeemed ............................................................................................................................. 160
Collateral obligation on securities loaned, at value ..................................................................................................... 4,883
Total Liabilities
5,160
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 1,167,754
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 1,106,825
Total distributable earnings (accumulated loss) .........................................................................................................
60,929
Total Net Assets
$ 1,167,754
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 1,167,754
Shares Issued and Outstanding .................................................................................................................... 108,530
Net Asset Value per share .........................................................................................................................
$ 10 .76
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2021
4
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 1,682
Interest ................................................................................................................................................. 40,945
Securities lending - net ................................................................................................................................
57
Total Income 42,684
Expenses:
Registration fees - Class S ............................................................................................................................ 48
Shareholder reports - Class S ......................................................................................................................... 10
Transfer agent fees - Class S .......................................................................................................................... 395
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 9
Directors' expenses .................................................................................................................................... 17
Professional fees ...................................................................................................................................... 34
Other expenses ........................................................................................................................................ 10
Total Gross Expenses 524
Less: Reimbursement from Manager - Class S ....................................................................................................... 524
Total Net Expenses –
Net Investment Income (Loss) 42,684
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 4,876
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 34,419
Net Realized and Unrealized Gain (Loss) on investments 39,295
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 81,979

Statement of Changes in Net Assets
Principal Funds, Inc.
5
See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 42,684 $ 35,626
Net realized gain (loss) on investments ............................................................................................. 4,876 (3,951)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
34,419 21,252
Net Increase (Decrease) in Net Assets Resulting from Operations 81,979 52,927
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (45,215) (38,142)
From tax return of capital ...........................................................................................................
– (99)
Total Dividends and Distributions (45,215) (38,241)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
284,141 183,731
Total Increase (Decrease) in Net Assets 320,905 198,417
Net Assets
Beginning of period .................................................................................................................
846,849 648,432
End of period .......................................................................................................................
$ 1,167,754 $ 846,849
Class S
Capital Share Transactions:
Year Ended August 31, 2021
Dollars:
Sold ......................................................................................................... $ 438,675
Reinvested .................................................................................................... 27,537
Redeemed .....................................................................................................
(182,071)
Net Increase (Decrease) ...........................................................................................
$ 284,141
Shares:
Sold ......................................................................................................... 41,354
Reinvested .................................................................................................... 2,606
Redeemed .....................................................................................................
(17,180)
Net Increase (Decrease) ...........................................................................................
26,780
Year Ended August 31, 2020
Dollars:
Sold ......................................................................................................... $ 332,732
Reinvested .................................................................................................... 23,946
Redeemed .....................................................................................................
(172,947)
Net Increase (Decrease) ...........................................................................................
$ 183,731
Shares:
Sold ......................................................................................................... 33,081
Reinvested .................................................................................................... 2,381
Redeemed .....................................................................................................
(17,461)
Net Increase (Decrease) ...........................................................................................
18,001

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
6
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment companies, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, losses deferred due to wash sales, certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
7
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2021 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. There were no outstanding loans or borrowings on the Facility as of August 31, 2021 .
During the year ended August 31, 2021, the fund lent to the Facility as follows (amounts in thousands):
During the year ended August 31, 2021 , the fund borrowed from the Facility as follows (amounts in thousands):
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $250 million, collectively, effective April 19, 2021. Prior to April 19, 2021, participants could borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-
term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15% (effective April 19, 2021 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. Prior to April 19, 2021, the commitment fee was charged at an annual rate of .20%. The interest expense associated with the commitment fee and borrowings is included in other expenses on the statement of operations. The fund did not borrow against the line of credit during the year ended August 31, 2021 .
Contingent Convertible Securities. As footnoted in the schedule of investments , the fund invests in contingent convertible securities
(“ CoCos ”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 259 0.66%
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 11 0.69%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
8
of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in the category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
9
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
During the year, there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,113,031 $ — $ 1,113,031
Convertible Preferred Stocks
Financial 1,468 — — 1,468
Investment Companies 17,548 — — 17,548
Preferred Stocks
Energy 3,076 — — 3,076
Financial 9,162 — — 9,162
Government 624 6,186 — 6,810
Utilities 499 — — 499
U.S. Government & Government Agency Obligations* — 4,507 — 4,507
Total investments in securities $ 32,377 $ 1,123,724 $ — $ 1,156,101
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
10
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the year ended August 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
For the year ended August 31, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2021 and August 31,
2020 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2021 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2021 , the fund utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2021, the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized
Purchases Sales
Capital Securities Fund $ 420,981 $ 114,733
Purchases Sales
Capital Securities Fund $ 2,999 $ 20,438
Ordinary Income Return of Capital
2021 2020 2021 2020
Capital Securities Fund $ 45,215 $ 38,142 $ — $ 99
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 649 $ — $ (5,218) $ 57,180 $ 8,318 $ 60,929
Long-Term
Capital Securities Fund $ 5,218
Utilized
Capital Securities Fund $ 3,729
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2021
11
gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2021, the fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At August 31, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ 9 $ (9)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 64,180 $ (7,000) $ 57,180 $ 1,098,921
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
12
INVESTMENT COMPANIES - 1.50% Shares Held Value (000's)
Exchange-Traded Funds - 0.05%
Invesco Preferred ETF 33,169 $ 502
iShares Preferred & Income Securities ETF
(a)
2,075 81
$ 583
Money Market Funds - 1.45%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
4,883,023 4,883
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
12,081,617 12,082
$ 16,965
TOTAL INVESTMENT COMPANIES $ 17,548
CONVERTIBLE PREFERRED STOCKS
- 0.13% Shares Held Value (000's)
Banks - 0.13%
Bank of America Corp 7.25%
(f)
1,000 $ 1,468
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,468
PREFERRED STOCKS - 1.67% Shares Held Value (000's)
Banks - 0.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
71,247 $ 1,884
Fifth Third Bancorp 6.63%, 12/31/2023
(a),(f)
22,861 657
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(f)
27,504 720
Fulton Financial Corp 5.13%, 01/15/2026
(f)
116,351 3,142
KeyCorp 6.13%, 12/15/2026
(a),(f)
801 24
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(f)
20,342 620
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(f)
15,345 411
$ 7,458
Diversified Financial Services - 0.04%
Affiliated Managers Group Inc 4.20%,
09/30/2061
17,000 424
Electric - 0.04%
Southern Co/The 4.95%, 01/30/2080 17,888 478
Gas - 0.00%
NiSource Inc 6.50%, 03/15/2024
(f)
767 21
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0.10%
Assurant Inc 5.25%, 01/15/2061 38,498 1,043
Voya Financial Inc 5.35%, 09/15/2029
(f)
4,739 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 1,184
Pipelines - 0.26%
Enbridge Inc 6.38%, 04/15/2078 113,414 3,076
3 Month USD LIBOR + 3.59%
REITs - 0.01%
Public Storage 4.88%, 09/12/2024
(f)
3,411 96
Sovereign - 0.58%
CoBank ACB 6.13%, 01/01/2022
(f)
6,000 624
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,100
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 4,016
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,070
3 Month USD LIBOR + 4.01%
$ 6,810
TOTAL PREFERRED STOCKS $ 19,547
BONDS - 95.31%
Principal
Amount (000's) Value (000's)
Banks - 50.66%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 1,900 $ 2,228
USD Swap Rate NY 5 Year + 5.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.50%, 03/05/2025
(f),(h),(i)
$ 9,400 $ 10,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
10,000 10,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
6.25%, 09/05/2024
(f),(h)
2,000 2,215
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
2,000 2,324
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
2,981 3,361
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.55%, 12/20/2021
(f)
8,100 8,164
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
25,000 26,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.63%, 09/20/2026
(f),(h)
7,373 8,087
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(f),(h)
24,000 26,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
5,450 7,453
3 Month USD LIBOR + 1.55%
Barclays PLC
4.38%, 03/15/2028
(f),(h),(i)
8,000 8,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(f),(h),(i)
10,120 11,069
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(f),(h),(i)
8,000 9,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(f),(g),(h),(i)
3,000 3,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(f),(h),(i)
800 873
USD Swap Rate NY 5 Year + 4.15%
7.20%, 06/25/2037
(a),(f),(g),(h)
1,300 1,388
3 Month USD LIBOR + 1.29%
7.38%, 08/19/2025
(f),(g),(h),(i)
6,103 7,127
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
9,500 9,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
8,000 8,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(f),(h)
1,399 1,626
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.00%, 10/06/2026
(f),(h)
3,900 3,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(f),(h)
2,000 2,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(f),(h)
3,500 3,723
3 Month USD LIBOR + 3.16%

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Comerica Inc
5.63%, 07/01/2025
(f),(h)
$ 13,000 $ 14,365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.69%, 02/15/2027
(g)
22,771 22,196
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(h),(i)
2,300 2,585
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
7,232 8,796
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 660
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
3,700 3,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(f),(h),(i)
5,000 5,145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/18/2024
(f),(g),(h),(i)
1,790 1,944
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
5,000 5,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(g),(h),(i)
6,250 6,883
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
6,600 7,045
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
2,200 2,382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(f),(h)
2,000 2,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(f),(h)
3,000 3,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(f),(h)
1,000 1,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(f),(h)
2,000 2,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
1,700 2,822
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(f),(h)
7,300 12,118
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
3,000 3,300
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(f),(h),(i)
1,300 1,412
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
500 569
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
10,200 10,914
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
8,800 10,406
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Capital II
0.74%, 06/15/2028 $ 2,400 $ 2,236
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(h)
2,000 2,157
3 Month USD LIBOR + 5.09%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
7,000 7,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
500 556
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
10,000 10,950
USD Swap Rate NY 5 Year + 4.20%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
19,000 19,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.93%, 11/01/2021
(f)
5,000 5,034
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
2,000 2,081
Secured Overnight Financing Rate + 3.13%
6.10%, 10/01/2024
(f),(h)
4,128 4,505
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
3,706 4,090
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
3,875 4,350
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.88%, 07/01/2028 2,000 1,930
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,917
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
3,100 3,274
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
5,500 5,809
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 10/01/2035
(f),(g),(h)
1,200 1,681
3 Month USD LIBOR + 1.50%
7.50%, 06/27/2024
(f),(h),(i)
4,300 4,811
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
6,250 7,231
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
3.50%, 09/01/2026
(f),(h)
4,500 4,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(f),(h)
4,000 4,436
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
1,300 1,433
3 Month USD LIBOR + 3.61%
Natwest Group PLC
2.47%, 09/30/2027
(f)
1,000 990
3 Month USD LIBOR + 2.32%
4.60%, 06/28/2031
(f),(h),(i)
10,000 10,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(a),(f),(h),(i)
8,000 8,957
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
1,000 1,179
USD Swap Semi-Annual 5 Year + 5.72%

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
$ 4,300 $ 4,733
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
13,400 15,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
2,400 2,638
3 Month USD LIBOR + 3.20%
NTC Capital I
0.65%, 01/15/2027 1,250 1,220
3 Month USD LIBOR + 0.52%
NTC Capital II
0.72%, 04/15/2027 1,200 1,170
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
0.70%, 06/01/2028 3,000 2,908
3 Month USD LIBOR + 0.57%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
1,000 1,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
5,000 5,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
200 206
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 10/04/2023
(f),(g),(h),(i)
5,500 5,988
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
5,000 5,009
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(h),(i)
3,000 3,266
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(f),(g),(h),(i)
3,500 4,135
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/30/2037
(f),(g),(h)
7,800 10,891
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
3,600 5,026
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
3,300 3,420
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
1,000 1,085
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
5,000 5,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
800 828
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
4,400 4,501
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.77%, 03/15/2028 2,000 1,940
3 Month USD LIBOR + 0.65%
0.79%, 05/15/2027
(a)
4,500 4,332
3 Month USD LIBOR + 0.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
$ 21,120 $ 22,415
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
11,430 12,593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(a),(f),(g),(h),(i)
10,000 10,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.88%, 08/07/2025
(f),(h),(i)
9,200 10,523
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
1,400 1,535
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
5,000 5,481
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
8,800 9,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 591,623
Diversified Financial Services - 6.88%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
3,900 4,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h)
1,200 1,249
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.40%, 09/15/2021
(f)
4,500 4,500
3 Month USD LIBOR + 3.29%
3.55%, 09/15/2026
(f),(h)
6,000 6,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.93%, 09/01/2021
(f)
4,000 4,000
3 Month USD LIBOR + 3.80%
3.95%, 09/01/2026
(f),(h)
10,200 10,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
3,485 3,624
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(f),(h)
17,000 17,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
9,439 10,490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(f),(h)
5,963 6,090
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(f),(g),(h)
2,500 2,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(f),(h)
8,100 9,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 80,312

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 7.43%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
$ 23,000 $ 24,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,464
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
19,050 20,326
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
12,500 14,832
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,655
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.21%, 10/01/2066 3,341 3,157
3 Month USD LIBOR + 2.07%
2.24%, 06/15/2067 580 546
3 Month USD LIBOR + 2.13%
Southern Co/The
3.75%, 09/15/2051
(h)
1,800 1,841
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
6,000 6,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 86,791
Food - 0.43%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
5,000 5,050
Gas - 0.87%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
9,695 10,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .19%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
2,100 2,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 20.76%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,833
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,744
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 15,094
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,983
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,303
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(f),(g),(h)
4,905 6,892
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,640
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 14,073
3 Month USD LIBOR + 4.92%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
$ 1,400 $ 1,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.51%, 05/01/2067 1,600 1,512
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.25%, 02/12/2067
(g)
1,700 1,632
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,339
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(h)
2,300 2,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(a),(g)
6,100 8,208
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,752
Lincoln National Corp
2.17%, 04/20/2067 3,245 2,839
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
1,000 1,131
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,534
MetLife Inc
3.85%, 09/15/2025
(f),(h)
7,200 7,560
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 900
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 15,849
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 7,611
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,717
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,581
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 623
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
4,600 4,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
5.00%, 10/18/2042
(g),(h)
1,525 1,589
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 866
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
6,000 6,321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 10,017
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,550
3 Month USD LIBOR + 4.18%

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
16
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
$ 5,000 $ 5,213
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(g),(h)
3,000 3,317
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,492
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,424
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
1,400 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
26,800 27,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 242,462
Oil & Gas - 0.87%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
9,500 10,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4.74%
Enbridge Inc
5.75%, 07/15/2080
(h)
5,000 5,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,661
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
11,000 12,095
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 15,544
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,342
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,875
Secured Overnight Financing Rate + 4.42%
5.63%, 05/20/2075
(h)
600 650
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(h)
4,000 4,485
3 Month USD LIBOR + 4.64%
$ 55,297
REITs - 0.78%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
4,000 4,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 9,106
Sovereign - 0.27%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
1,000 1,132
3 Month USD LIBOR + 4.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
$ 1,900 $ 2,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,194
Telecommunications - 0.94%
Vodafone Group PLC
3.25%, 06/04/2081
(h)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(h)
9,250 9,387
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.00%, 04/04/2079
(h)
450 556
USD Swap Semi-Annual 5 Year + 4.87%
$ 10,959
Transportation - 0.49%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,731
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,113,031
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.39%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.39%
0.25%, 04/15/2023 $ 2,500 $ 2,504
0.38%, 03/31/2022 2,000 2,003
$ 4,507
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,507
Total Investments $ 1,156,101
Other Assets and Liabilities -  1.00% 11,653
TOTAL NET ASSETS - 100.00% $ 1,167,754
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,739 or 0.41% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,883 or
0.42% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $239,228 or 20.49% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $241,953 or 20.72% of net assets.

Schedule of Investments
Capital Securities Fund
August 31, 2021
See accompanying notes.
17
Portfolio Summary  (unaudited)
Sector Percent
Financial 80.00%
Utilities 8.34%
Energy 5.87%
Money Market Funds 1.45%
Government 1 .24%
Communications 0.94%
Industrial 0.68%
Consumer, Non-cyclical 0.43%
Investment Companies 0.05%
Other Assets and Liabilities
1.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales August 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 30,689 $ 572,352 $ 590,959 $ 12,082
$ 30,689 $ 572,352 $ 590,959 $ 12,082
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
August 31, 2021
See accompanying notes.
18
Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Funds, Inc.
See accompanying notes.
20
Selected data for a share of Capital Stock outstanding throughout each year ended August 31:
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2021 $ 10 .36 $ 0 .46 $ 0 .43 $ 0 .89 ( $ 0 .49 ) ( $ 0 .49 ) $ 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) ( 0 .54 ) 9 .95
2017 9 .98 0 .57 0 .36 0 .93 ( 0 .51 ) ( 0 .51 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.
21
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .77% $ 1,167,754 0 .00% (b) 4 .34% 14 .2%
7 .42 846,849 0 .00 (b) 4 .95 14 .0
8 .39 648,432 0 .00 (b) 5 .89 14 .7
0 .87 544,446 0 .00 (b) 5 .67 9 .1
9 .62 457,089 0 .00 (b) 5 .67 8 .4
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
22
To the Shareholders and the Board of Directors of Capital Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the fund) (one of the portfolios constituting
Principal Funds, Inc. (the Fund)), including the schedule of investments, as of August 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 21, 2021

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2021 (unaudited)
23
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2021 to
August 31, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund.
These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Beginning
Account Value
March 1, 2021
Ending Account
Value
August 31, 2021
Expenses Paid
During Period
March 1, 2021 to
August 31,
2021
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 1,040.03 $ 0.00 $ 1,000.00 $ 1,025.21 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford (“Padel”) L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
126 None

25
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
126 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
126 None

26
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

27
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Secretary
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PFSI since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

28
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

29
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 9, 2021 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., excluding the money market funds (each, a “Fund”), pursuant to Rule 22e-
4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2020 through December
31, 2020 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk
Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each
Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2021 (unaudited)
30
Dividends Received Deduction (“DRD”). For corporate shareholders, the fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2020:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
Section 163(j) Interest Dividends. The fund below intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b).The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
The fund will notify shareholders in early 2022 of amounts paid to them by the fund, including QDI and Foreign Tax Credit, if any, during the calendar year 2021.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Capital Securities Fund 28.90%
QDI
Capital Securities Fund 59.86%
163(j)
Interest
Dividends
Capital Securities Fund 38.77%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2021 Principal Financial Services, Inc. | FV903-07 | 08/2021 | 1759419

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2020 – $476,380
August 31, 2021 – $481,084

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2020 - $11,000
August 31, 2021 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2020 - $206,379
August 31, 2021 - $155,580

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2020 - $217,379
August 31, 2021 - $155,580

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Victor Hymes, Elizabeth Nickels, and Meg VanDeWeghe.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board. A copy of the procedures can be found in the Nominating and Governance Committee charter at
https://www.principalglobal.com/documentdownload/160950
.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, President and CEO

Date	10/18/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, President and CEO

Date	10/18/2021

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer

Date	10/18/2021